NORTHERN INSTITUTIONAL FUNDS
Fixed Income and Equity Portfolios

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                                    [Photo]

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TRUST NORTHERN  for investment solutions                    NORTHERN
                                                       INSTITUTIONAL FUNDS
                                                      ---------------------

                                                          [Logo] Managed by
                                                                 Northern Trust
                                                         -----------------------

Semiannual Report

Northern Institutional Funds
Fixed Income and Equity Portfolios

-------------------------------------------------------------------------------

Table of Contents

                                                                            Page
                                                                            ----
Letter to Shareholders.....................................................   2
Fixed Income Portfolios
  Statements of Investments
    U.S. Government Securities Portfolio...................................   5
    Short-Intermediate Bond Portfolio......................................   6
    Intermediate Bond Portfolio............................................   9
    U.S. Treasury Index Portfolio..........................................  13
    Core Bond Portfolio....................................................  14
    Bond Portfolio.........................................................  19
    International Bond Portfolio...........................................  25
  Statements of Assets and Liabilities.....................................  27
  Statements of Operations.................................................  28
  Statements of Changes in Net Assets......................................  30
  Financial Highlights.....................................................  32
Equity Portfolios
  Statements of Investments
    Balanced Portfolio.....................................................  39
    Equity Index Portfolio.................................................  44
    Diversified Growth Portfolio...........................................  51
    Focused Growth Portfolio...............................................  53
    Mid Cap Growth Portfolio...............................................  55
    Small Company Index Portfolio..........................................  57
    Small Company Growth Portfolio.........................................  77
    International Equity Index Portfolio...................................  79
    International Growth Portfolio.........................................  89
  Statements of Assets and Liabilities.....................................  91
  Statements of Operations.................................................  92
  Statements of Changes in Net Assets......................................  94
  Financial Highlights.....................................................  96
Notes to the Financial Statements.......................................... 105

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An investment in Northern Institutional Funds is not insured by the FDIC, and is not a deposit or obligation of, or guaranteed by the Northern Trust Company, or any affiliate. An investment in Northern Institutional Funds involves risks, including the possible loss of principal.

This report should be preceded or accompanied by a prospectus.

Northern Institutional Funds
Fixed Income and Equity Portfolios
--------------------------------------------------------------------------------
Letter to Shareholders
Economic Review

During the past six months, the U.S. economy experienced a drastic slowdown characterized by deteriorating confidence among consumers and businesses alike. Despite increasing consumer debt and unemployment rates, household spending, though far from robust, did not collapse entirely, and the residential real estate sector proved to be a bright spot in an otherwise dim economy. Capital spending among businesses was weak throughout the period due to worsening profit outlooks, a difficult financing environment and excess capacity. On the inflation front, consumer prices increased in spite of the weakening economy. In addition to higher energy prices, the costs of consumer services spiked sharply, particularly in the areas of shelter, medical care and education.

In response, the Federal Reserve aggressively slashed interest rates by making five rate cuts through May 2001, reducing short-term rates by 2.5 percent in the process. As the period progressed, it became evident that the Fed's easings were aimed not at controlling inflation, but at reviving the economy and remedying concerns over corporate capital investment. Given the lagged nature of the effects of Fed actions, we expect the full impact of these rate cuts to take effect in late 2001 and beyond.

Economic Outlook

Although economic growth remains sluggish, several factors point toward a recovery in the second half of 2001. One such factor is the apparent end of the inventory correction. While further liquidation of stocks on hand is likely to occur, especially in the high-tech area, the stage is set for other sectors to resume production. Indeed, we are already seeing increased production in the motor vehicle industry, while the power and energy generation sectors are operating near peak capacity with no excess inventories.

Financial indicators also point toward a reawakening economy. All three of the financial variables included in the Conference Board's Index of Leading Economic Indicators--price-adjusted M2 money supply, the spread between 10-year U.S. Treasury yields and the federal funds rate, and the S&P 500 stock price index--portend a second-half economic recovery. Fed rate cuts have resulted in a dramatic acceleration in the growth of money supplies, reflected in real M2 growth rates that were the fastest since 1998. As the Fed lowered its federal funds rate target by 250 basis points thus far this year, the yield on 10-year Treasuries actually drifted marginally higher.
A rise in longer-maturity interest rates relative to the fed funds rate has historically been associated with stronger economic growth because the widening yield spread is an indication of rising credit demand. Finally, the upward trend in the S&P 500 stock price index is likely to positively influence future economic activity via increased household wealth and a lower cost of capital for corporations.

Another factor boding well for the economy is the recently enacted $1.35 trillion tax cut. We expect this fiscal stimulus--beginning with rebate checks in the third quarter of 2001 and continuing with gradually reduced tax rates-- to combine with the monetary stimulus of Fed easings to reinvigorate the economy going forward.

Although additional interest rate cuts cannot be ruled out, we believe the Fed's easing cycle is nearing its end. As a rule, Fed easing actions have a six- to nine-month lag time before their maximum impact on the economy is felt. Tax rebate checks will be mailed at a time when first quarter Fed rate cuts will be making a significant impact on the economy. Another factor that could temper the Fed's easing bias is higher actual and expected inflation rates. Year to date, consumer inflation, with or without its energy price components, has accelerated. In addition, inflation expectations, as measured by the yield spread between inflation-indexed and non-indexed Treasury securities, have moved higher. Thus, even tentative signs that economic growth is bottoming could discourage the Fed from cutting interest rates further.

Fixed Income Review

For the six-month period ended May 31, 2001, long-term U.S. Treasuries returned
1.06 percent, while intermediate Treasuries and T-bills returned 4.65 percent and 2.91 percent, respectively. Much of the focus during the period was on the corporate sector. We began the period underweighted in corporate securities, moved toward a neutral stance in late 2000, and eventually overweighted corporate holdings as valuations grew more attractive and company balance sheets improved.

In other areas of the market, the high yield sector overcame an abysmal year-end 2000 to become one of the better-performing asset classes, and we increased our high yield exposure while maintaining underweights in its poorly performing telecommunications and technology sectors. In the municipal market, we moved our portfolios to neutral as favorable seasonal patterns came to an end in January, and we later saw municipal credit quality come

--------------------------------------------------------------------------------
under greater scrutiny due to fallout from California's energy crisis. As our interest rate targets were met throughout the period, portfolio durations shifted from long to neutral.

Fixed Income Outlook

The reduction in the federal funds rate during 2001 represents the Fed's most aggressive move of this nature during Alan Greenspan's lengthy tenure as chairman. Although economic data remains mostly weak, we generally agree with the assessment that the easing cycle is nearing its end and we continue to maintain a neutral posture on interest rates. If our expectations for a second-half economic resurgence are validated by stronger data, we may begin to adopt a more defensive posture. For now, we believe the way to continue adding value is through sector and security selection decisions focused on the more credit-sensitive markets.

Corporate debt reduction and the beneficial balance sheet effects of decreased capital spending are continuing the deleveraging process that characterized the first half of 2001. The benefits of these trends are most apparent in the investment-grade communications and high yield sectors of the corporate market. We expect these trends to continue.

The passage of a $1.35 trillion tax cut will reduce future government surpluses. Lower surpluses imply fewer Treasury buybacks, which translates to a slight positive for non-Treasury issues. If the recent shift to a Democratic-controlled Senate leads to increased government spending, non-Treasury bonds would again stand to be the beneficiaries. We believe the tax cut will have a minimal impact on the municipal market. The relatively small decrease in marginal tax rates, along with the extended phase-in periods for cuts to the top bracket, dampen any impact. Of greater importance to the municipal market are the strong retail demand and heavy issuance that are expected to create attractive opportunities for investors.

Equity Review

During much of the period, equity markets were engaged in a tug-of-war battle pitting the beneficial effects of reduced interest rates against the negative impact of poor first-half earnings. By March, most equity indices, including almost all foreign markets, had fallen at least 20 percent from their highs and had moved firmly into bear market territory. At that time, lower interest rates--coupled with declining stock prices--returned the market to fair value, and stocks rallied sharply in April. For the six-month period ended May 31, 2001, the S&P 500 Index returned (3.90) percent, the S&P MidCap 400 Index 9.13 percent, the Russell 2000 Index 12.16 percent, and the Nasdaq (18.76) percent on a price only basis.

Early in the period, the market experienced a valuation dichotomy as large-cap stocks, particularly technology issues, remained expensive relative to their history and earnings forecasts, while mid- and small-cap stocks offered more attractive values on both absolute and relative measures. As a result, we increased allocations in smaller-cap issues in February and maintained this overweight through the remainder of the period. In March, we returned our equity positions to strategic norms and moved back to a neutral weighting on large-cap growth stocks, where much of the selling had been concentrated and valuations had become more supportive.

Equity Outlook

We believe earnings will continue to fall in the second and third quarters of 2001 before embarking on a gradual recovery. In the short term, markets will likely react to the negative tone of second quarter earnings releases, but we expect the focus to quickly shift to the better prospects that lie ahead in 2002. Historically, the market reflects earnings two to four quarters in advance, and rallies generally occur well before earnings actually rebound. Any short-term volatility may signal opportunities to add equities at more affordable levels.

Liquidity remains positive amid Fed rate cuts and growing money supplies. This positive occurrence has been somewhat tempered by a gradual rise in both 10- and 30-year yields. From a rate standpoint, the first five months of this year have been strongly bullish for stocks, but the rate back-up among longer-maturity securities may moderate any additional price-to-earnings multiple expansion.

Stock prices actually fell below fair value at their March lows, but a rapid rally and the back-up in long-term yields leave stocks again looking modestly expensive. However, it is important to note that much of the valuation bubble of 2000 has been deflated with minimal lingering damage to the real economy and many non-technology sectors, which have generally performed well during the last 15 months. The broader market trend supports our belief that the worst of the selling occurred in March when the bear market presumably reached its bottom. We remain at strategically normal levels with an emphasis on the more attractive valuations found within the mid- and small-cap sectors of the market.

Northern Institutional Funds
Fixed Income and Equity Portfolios
--------------------------------------------------------------------------------
Letter to Shareholders--continued

Global Review

For the six-month period ended May 31, 2001, global equity markets returned (7.80) percent. Most international equity markets followed the lead of U.S. markets, both up and down. In fact, the correlation among the world's stock markets has risen to its highest level in 20 years. With earnings downgrades spreading beyond U.S. borders into European and Asian economies and with Japan teetering on the brink of recession, we remained modestly underweighted in international equities throughout the period.

The climate was significantly more positive for international bond investors. The global inflation dynamic remained constructive for world bond markets throughout much of the period, creating broadly based opportunities. Business confidence, industrial production and manufacturing orders declined measurably in Europe and Japan, prompting the European Central Bank (ECB) to ease interest rates, while Japan returned to a zero-interest-rate policy. By period-end, we were overweighted in international fixed-income securities.

Global Outlook

Europe's economic cycle has been lagging that of the United States, which means their slowdown began later than ours and their recovery is likely to similarly arrive behind schedule--particularly because the ECB has been far less aggressive than its U.S. counterpart in cutting interest rates. Earnings expectations have been falling in Europe, as well as in Asia, but remain generally positive. The profit shortfall expected in America will eventually extend overseas, but the intensity may be less, especially if policy responses begin in Europe and follow-through occurs in Japan.

In Japan, economic performance continues to be weak, and the earnings outlook has worsened for the remainder of 2001. On the positive side, more attractive valuations, political reform and a return to zero interest rates have planted the seeds for a possible economic recovery.

The dollar has recently experienced a renewed burst of strength against the euro, even as it lost ground to the yen. However, the more significant currency move of late has been the yen's huge gain against the beleaguered euro. We continue to believe that the dollar will correct some of its gains of the past five years and that the euro is approaching lows from which a reversal should occur--all of which bodes well for dollar-based investors. While fundamentals suggest that the yen should fall against the dollar, the Japanese currency has remained stubbornly strong.

Given the disappointing performance of most world equity markets and the likelihood of further rate reductions, we believe that foreign markets have reached valuation support and offer limited additional risk. However, it is also difficult to identify a catalyst for strong performance in light of the lagged nature of both foreign economies and interest rate cycles relative to the United States. While we see limited scope for poor performance, we also see little reason for a strong surge in foreign equities. Thus, we will remain moderately underweight until signs point toward greater investment opportunities overseas.

As always, we thank you for your continued support of Northern Institutional Funds.

Sincerely,
Orie L. Dudley, Jr.
Chief Investment Officer

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)
--------------------------------------------------------------------------------

           Description
----------------------------------------------------------
 Principal                 Maturity
  Amount   Rate              Date    Value
----------------------------------------------------------
                      U.S. Government Securities Portfolio
 U.S. GOVERNMENT AGENCIES--64.6%
 Fannie Mae--4.9%
           Pool #572669,
  $ 4,964   6.50%           4/1/16  $  4,999
                                    --------
 Fannie Mae Notes--35.7%
   13,250   6.75           8/15/02    13,650
    4,300   5.13           2/13/04     4,322
   14,200   5.63           5/14/04    14,451
    4,000   7.50            6/1/12     4,126
                                    --------
                                      36,549
                                    --------
 Fannie Mae REMIC Trust--1.3%
           Series 1997-M1, Class
           A,
    1,359   6.78           1/17/03     1,368
                                    --------
 Federal Home Loan Bank--6.5%
    6,350   7.25           5/15/03     6,654
                                    --------
 Freddie Mac--0.1%
           Pool #410092,
      110   7.92           11/1/24       112
                                    --------
 Freddie Mac Notes--4.8%
    4,800   5.75           7/15/03     4,904
                                    --------
 Government National Mortgage Association--
  11.3%
           Pool #489160,
   11,428   7.00           3/15/31    11,570
----------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $65,266)                      66,156
----------------------------------------------------------

           Description
-------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-------------------------------------------
 U.S. GOVERNMENT OBLIGATION--30.3%
 U.S. Treasury Notes--30.3%
  $15,000      5.75%     8/15/03  $ 15,427
   15,000      6.00      8/15/04    15,586
-------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $30,650)                    31,013
-------------------------------------------
 FOREIGN BOND--2.0%
  (Cost $2,000)
           Asian Development
           Bank,
    2,000      6.50      9/21/02     2,056
-------------------------------------------
 SHORT-TERM INVESTMENT--6.0%
  (Cost $6,112)
           Federal Home Loan
           Bank,
    6,113      4.09       6/1/01     6,112
-------------------------------------------
 TOTAL INVESTMENTS--102.9%
  (Cost $104,028)                 $105,337
-------------------------------------------
 Liabilities, less Other
 Assets--(2.9)%                     (2,919)
-------------------------------------------
 NET ASSETS--100.0%               $102,418
-------------------------------------------
-------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

           Description     ----------
--------------------------------------------------------
 Principal                  Maturity
  Amount   Rate               Date         Value
--------------------------------------------------------
                       Short-Intermediate Bond Portfolio
 ASSET-BACKED SECURITIES--29.2%
 Airplane Leases--1.5%
           Pegasus Aviation Lease
           Securitization Trust,
           Series 1999-1A, Class
           A1,(/1/)
 $ 3,942   6.30%                  3/25/29 $  3,949
                                          --------
 Automotive--8.1%
           AmeriCredit Automobile
           Receivables Trust,
   2,750   5.13                   11/6/05    2,753
           BMW Vehicle Owner Trust,
           Series 2001-A, Class A4,
   2,450   5.11                   5/25/06    2,428
           Distribution Financial
           Services Trust,
           Series 1993-3, Class A3,
   5,440   6.43                  11/15/07    5,497
           Ford Credit Auto Owner
           Trust, Series 2000-E,
           Class A4,
   5,000   6.74                   6/15/04    5,144
           Ford Credit Auto Owner
           Trust, Series 2001-C,
           Class A5,
   3,000   5.25                   9/15/01    2,994
           Household Automotive
           Trust,
           Series 2000-2, Class A3,
   3,120   7.34                  11/17/04    3,235
                                          --------
                                            22,051
                                          --------
 Commercial Mortgage Services--2.0%
           Nationslink Funding Corp.,
   5,400   6.30                  12/10/02    5,504
                                          --------
 Credit Card--6.1%
           American Express Credit
           Account Master Trust,
           Series 2000-1, Class A,
   2,195   7.20                   9/17/07    2,326
           Citibank Credit Card
           Issuance Trust,
           Series 2000-A1, Class A1,
   3,860   6.90                  10/17/07    4,031
           Citibank Credit Card
           Master Trust, Series 1998-
           3, Class A,
   3,000   5.80                    2/7/05    3,051
           MBNA Master Credit Card
           Trust, Series 1998-
           J, Class A,
   5,800   5.25                   2/15/06    5,833
           MBNA Master Credit Card
           Trust, Series 2000-
           I, Class A,
   1,370   6.90                   1/15/08    1,435
                                          --------
                                            16,676
                                          --------
 Equipment--3.2%
           CIT Equipment Collateral
           Trust,
           Series 2000-1, Class A4,
   4,000   7.58                   3/20/08    4,187
           Copelco Capital Funding
           Corp.,
   4,500   7.22                   8/18/05    4,678
                                          --------
                                             8,865
                                          --------

           Description
-------------------------------------------------
 Principal                  Maturity
  Amount   Rate               Date         Value
-------------------------------------------------
 Home Equity Loans--3.1%
           Green Tree Home Equity
           Loan Trust, Series 1998-
           C, Class A6,
 $5,280    6.29%                  7/15/29 $ 5,369
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class A,(/1/)
  2,603    7.41                  11/26/28     130
           Lehman FHA Title I Loan
           Trust,
           Interest Only Stripped
           Security,
           Series 1995-6, Class S,
     --    7.72                  11/25/16     315
           Lehman FHA Title I Loan
           Trust,
           Series 1995-3, Class A,
  2,456    8.00                   5/25/16   2,523
                                          -------
                                            8,337
                                          -------
 Residential Mortgage Services--3.9%
           BA Mortgage Securities,
           Inc.,
  5,582    6.50                   8/25/28   5,667
           DLJ Mortgage Acceptance
           Corp.,
           Series 1994-Q8, Class 2A1,
    608    7.25                   5/25/24     632
           GE Capital Mortgage
           Services, Inc.,
  1,784    6.00                   4/25/09   1,799
           PNC Mortgage Securities
           Corp.,
           Series 1996-PR1, Class
           A,(/1/)
  1,367    7.06                   4/28/27   1,161
           Prudential Home Mortgage
           Securities, Inc.,
  1,443    6.00                   2/25/09   1,443
                                          -------
                                           10,702
                                          -------
 Utilities--1.3%
           ComEd Transitional Funding
           Trust,
           Series 1998-1, Class A2,
    575    5.29                  6/25/093     576
           ComEd Transitional Funding
           Trust,
           Series 1998-1, Class A5,
  3,000    5.44                   6/25/09   2,999
                                          -------
                                            3,575
-------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES (Cost
  $81,203)                                 79,659
-------------------------------------------------
 CORPORATE/FOREIGN GOVERNMENT
  BONDS/NOTES--30.8%
 Airlines--1.4%
           American Airlines, Inc.,
  3,650    7.16                  10/15/04   3,708
                                          -------
 Auto Parts & Equipment--0.3%
           TRW, Inc.,
    740    7.63                   3/15/06     762
                                          -------
 Banks--0.4%
           Bank One Corp.,
    970    6.40                    8/1/02     987
                                          -------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                         --------
           Description   --
------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------
 Beverages--1.6%
           Diageo Capital PLC,
 $ 4,230   6.63%          6/24/04 $  4,356
                                  --------
 Computers--1.0%
           Electronic Data
           Systems Corp.,
   2,705   6.85          10/15/04    2,771
                                  --------
 Credit Card--3.8%
           DVI Receivables
           Corp.,
   5,000   7.78           6/14/08    5,230
           Sears Credit Account
           Master Trust,
   5,000   7.25          11/15/07    5,208
                                  --------
                                    10,438
                                  --------
 Diversified Financial
  Services--7.5%
           Boeing Capital
           Corp.,
   1,970   7.10           9/27/05    2,075
           Bunge Trading
           Ltd.,(/1/)
     968   9.25            5/1/02      970
           Capital One Bank,
           Senior Notes,
     935   6.62            8/4/03      941
           Citigroup, Inc.,
           Senior Notes,
   2,000   6.75           12/1/05    2,069
           Duke Capital Corp.,
     350   7.25           10/1/04      364
           FleetBoston
           Financial Corp.,
     600   7.25           9/15/05      629
           Ford Credit Co.,
   4,190   7.50           3/15/05    4,356
           General Motors
           Acceptance Corp.,
   2,085   7.50           7/15/05    2,182
           John Deere BV,
   1,165   5.88            4/6/06    1,149
           MBNA America Bank National,
           Senior Notes,
     430   7.75           9/15/05      444
           Morgan Stanley Dean
           Witter & Co.,
   2,500   6.10           4/15/06    2,501
           Qwest Capital
           Funding, Inc.,
   2,100   6.88           8/15/01    2,108
           Salomon Smith Barney
           Holdings, Inc.,
     615   5.88           3/15/06      610
                                  --------
                                    20,398
                                  --------
 Electric--4.1%
           American Electric
           Power,
   4,775   6.13           5/15/06    4,722
           Dominion Resources,
           Inc., Puttable
           9/15/04,
     500   7.82           9/15/14      527
           Florida Power &
           Light Co.,
   1,020   6.88           12/1/05    1,058
           Mirant Americas
           Generation, Inc.,(/1/)
   2,070   7.63            5/1/06    2,100

           Description      ----------
---------------------------------------------------
 Principal                   Maturity
  Amount   Rate                Date         Value
---------------------------------------------------
           Progress Energy, Inc.,
           Senior Notes,
 $ 1,360   6.75%                    3/1/06 $  1,382
           PSEG Power LLC, Senior
           Notes,(/1/)
     985   6.88                    4/15/06      979
           TXU Eastern Funding Co.,
     425   6.45                    5/15/05      421
                                           --------
                                             11,189
                                           --------
 Food--0.9%
           Conagra Foods, Inc.,
   2,500   7.40                    9/15/04    2,578
                                           --------
 Household Products/Wares--0.9%
           Unilever Capital Corp.,
   2,500   6.88                    11/1/05    2,598
                                           --------
 Machinery-Diversified--
  0.4%
           Ingersoll-Rand Co.,
   1,075   5.75                    2/14/03    1,085
                                           --------
 Media--0.4%
           Viacom, Inc.,
   1,000   7.75                     6/1/05    1,058
                                           --------
 Oil & Gas--0.8%
           Phillips Petroleum Co.,
   1,590   8.50                    5/25/05    1,726
           Repsol International
           Finance BV,
     460   7.45                    7/15/05      483
                                           --------
                                              2,209
                                           --------
 Pipelines--1.6%
           Yosemite Securities Trust
           I,(/1/)
   4,000   8.25                   11/15/04    4,229
                                           --------
 Real Estate--0.4%
           EOP Operating LP,
     650   8.38                    3/15/06      697
     375   7.75                   11/15/07      393
                                           --------
                                              1,090
                                           --------
 Telecommunications--4.1%
           British Telecommunications
           PLC,
   1,000   7.88                   12/15/05    1,049
           France
           Telecommunications,(/1/)
     680   7.20                     3/1/06      703
           Royal KPN N.V.,
   1,000   7.50                    10/1/05    1,002
           Sprint Capital Corp.,
   2,420   7.63                    6/10/02    2,483
           Telefonica Europe BV,
   1,000   7.35                    9/15/05    1,039
           Telus Corp.,
     990   7.50                     6/1/07      996
           Vodafone Group PLC,
   1,000   7.63                    2/15/05    1,050

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

                         --------
           Description   -
--------------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
--------------------------------------------------------------
                Short-Intermediate Bond Portfolio--(Continued)
 Telecommunications--(Continued)
           WorldCom, Inc.,
 $ 1,860   7.55%          4/1/04  $  1,924
           WorldCom, Inc.,
           Senior Notes,
   1,000   6.40          8/15/05       991
                                  --------
                                    11,237
                                  --------
 Transportation--1.2%
           Caliber System,
           Inc.,
   2,800   7.80           8/1/06     2,916
           FedEx Corp.,(/1/)
     315   6.63          2/12/04       320
                                  --------
                                     3,236
--------------------------------------------------------------
 TOTAL CORPORATE/FOREIGN
  GOVERNMENT BONDS/NOTES (Cost
  $82,415)                          83,929
--------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--15.9%
 Fannie Mae--0.8%
   2,000   6.75          8/15/02     2,060
                                  --------
 Fannie Mae Notes--3.7%
  10,000   5.13          2/13/04    10,052
                                  --------
 Freddie Mac--11.4%
  10,000   5.50          5/15/02    10,142
  20,000   6.88          1/15/05    21,072
                                  --------
                                    31,214
--------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $42,196)                    43,326
--------------------------------------------------------------

           Description
------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------
 U.S. GOVERNMENT OBLIGATION--
  17.4%
 U.S. Treasury Notes--17.4%
 $ 7,710   5.75%         10/31/02 $  7,888
  17,825   5.75           8/15/03   18,332
  20,000   6.75           5/15/05   21,344
------------------------------------------
 TOTAL U.S. GOVERNMENT
  OBLIGATION
  (Cost $46,577)                    47,564
------------------------------------------
 SHORT-TERM INVESTMENT--5.7%
  (Cost $15,636)
           Barclays Bank,
           Global Treasury
           Service,
           London, Eurodollar
           Time Deposit,
  15,636   4.22            6/1/01   15,636
------------------------------------------
 TOTAL INVESTMENTS--99.0%
  (Cost $268,027)                 $270,114
------------------------------------------
 Other Assets, less
  Liabilities--1.0%                  2,592
------------------------------------------
 NET ASSETS--100.0%               $272,706
------------------------------------------
------------------------------------------

(/1/)At May 31, 2001, the Portfolio owned restricted securities valued at approximately $14,541 (5.3% of net assets), with an aggregate cost basis of $16,857. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-----------------------------------------------------
 Principal                  Maturity
  Amount   Rate               Date         Value
-----------------------------------------------------
                          Intermediate Bond Portfolio
 ASSET-BACKED SECURITIES--9.7%
 Automotive--2.1%
           BMW Vehicle Owner Trust,
           Series 2001-A, Class A4,
 $  400    5.11%                  5/25/06 $   396
           Ford Credit Auto Owner
           Trust,
           Series 2001-C, Class A5,
    250    5.25                   9/15/01     249
           Isuzu Auto Owner Trust,
           Series 2001-1, Class A4,
    200    5.31                   1/20/07     200
                                          -------
                                              845
                                          -------
 Commercial Mortgage Services--6.5%
           Credit Suisse First Boston
           Mortgage Securities Corp.,
           Series 1998-C2, Class A1,
    369    5.96                  12/15/07     371
           DLJ Commercial Mortgage
           Corp.,
           Series 1998-CF1, Class
           A1B,
    300    6.41                   2/15/08     302
           GMAC Commercial Mortgage
           Securities, Inc., Series
           1999-C3, Class A1B,
    305    7.27                   8/15/09     319
           Heller Financial
           Commercial
           Mortgage Association,
           Series 2000-PH1, Class A2,
    340    7.75                  11/15/09     364
           Morgan Stanley Capital I,
           Series 1998-WF1, Class A2,
    355    6.55                  12/15/07     361
           Mortgage Capital Funding,
           Inc., Series 1998-MC1,
           Class A2,
    235    6.66                   1/18/08     239
           Nationslink Funding Corp.,
           Series 1999-1, Class A2,
    300    6.32                  11/20/08     299
           PNC Mortgage Acceptance
           Corp., Series 1999-CM1,
           Class A1B,
    300    7.33                  10/10/09     315
                                          -------
                                            2,570
                                          -------
 Credit Card--1.0%
           American Express Credit
           Account Master Trust,
           Series 2000-1, Class A,
    110    7.20                   9/17/07     117
           Citibank Credit Card
           Issuance Trust,
           Series 2000-A1, Class A1,
    195    6.90                  10/17/07     204

           Description
-----------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------
           MBNA Master Credit
           Card Trust,
           Series 2000-I, Class
           A,
 $   70    6.90%          1/15/08 $    73
                                  -------
                                      394
                                  -------
 Home Equity Loans--0.1%
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class
           A,(/1/)
    631    7.41          11/26/28      32
-----------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $4,375)                     3,841
-----------------------------------------
 CORPORATE/FOREIGN GOVERNMENT
  BONDS/NOTES--44.5%
 Aerospace/Defense--0.3%
           United Technologies
           Corp.,
    110    6.35            3/1/11     109
                                  -------
 Airlines--1.5%
           Continental
           Airlines, Inc.,
    135    6.50           6/15/11     131
           Delta Air Lines,
           Inc.,
     65    7.57          11/18/10      68
           U.S. Airways, Inc.,
    155    7.89            3/1/19     163
           United Air Lines,
           Inc.,
    226    7.78            1/1/14     235
                                  -------
                                      597
                                  -------
 Auto Parts & Equipment--0.4%
           TRW, Inc.,
    155    7.63           3/15/06     160
                                  -------
 Banks--1.1%
           Bank of America
           Corp.,
    200    7.80           2/15/10     212
           Wells Fargo & Co.,
    215    5.90           5/21/06     215
                                  -------
                                      427
                                  -------
 Beverages--1.2%
           Diageo Capital PLC,
    455    6.63           6/24/04     469
                                  -------
 Chemicals--0.3%
           Dow Chemical Co.,
    135    6.13            2/1/11     131
                                  -------
 Computers--0.8%
           Electronic Data
           Systems Corp.,
    325    6.85          10/15/04     333
                                  -------
 Diversified Financial
  Services--12.5%
           Boeing Capital
           Corp.,
    385    7.10           9/27/05     405
           Capital One Bank,
           Senior Notes,
    205    6.62            8/4/03     206
           CIT Group, Inc.,
    595    7.38           3/15/03     616

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios

--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

           Description
------------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------------------------
                    Intermediate Bond Portfolio--(Continued)
Diversified Financial Services--(Continued)
           Citigroup, Inc.,
           Senior Notes,
 $  300    6.75%         12/1/05  $   310
           Comdisco, Inc.,
    220    9.50          8/15/03      126
           FleetBoston
           Financial Corp.,
    150    7.25          9/15/05      157
           Ford Credit Co.,
    550    7.50          3/15/05      572
           Ford Motor Credit
           Co.,
     40    7.38           2/1/11       41
           General Motors
           Acceptance Corp.,
    440    7.50          7/15/05      461
           Household Finance
           Corp.,
    225    8.00           5/9/05      241
           John Deere BV,
    165    5.88           4/6/06      163
           MBNA America Bank
           National, Senior
           Notes,
     80    7.75          9/15/05       83
           Morgan Stanley Dean
           Witter & Co.,
    405    6.10          4/15/06      405
    285    6.75          4/15/11      283
           Salomon Smith Barney
           Holdings Co.,
     70    6.50          2/15/08       70
           Transamerica Finance
           Corp.,
    820    7.25          8/15/02      839
                                  -------
                                    4,978
                                  -------
 Electric--3.3%
           Dominion Resources,
           Inc., Puttable
           9/15/04,
    130    7.82          9/15/14      137
           Exelon Corp.,
     60    6.75           5/1/11       59
           Mirant Americas
           Generation, Inc.,(/1/)
    315    7.63           5/1/06      319
           NRG Energy, Inc.,
     75    7.75           4/1/11       76
           Progress Energy,
           Inc., Senior Notes,
    180    6.75           3/1/06      183
           PSEG Power LLC,
           Senior Notes,(/1/)
    240    6.88          4/15/06      239
           Teco Energy, Inc.,
    235    7.20           5/1/11      235
           TXU Eastern Funding
           Co.,
     60    6.45          5/15/05       59
                                  -------
                                    1,307
                                  -------
 Environmental Control--0.5%
           WMX Technologies,
           Inc.,
           Puttable 8/1/03,
    210    7.10           8/1/26      214
                                  -------

           Description
-----------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------
 Financial--1.1%
           Bank One Corp.,
 $  200    6.40%          8/1/02  $   204
           BSCH Issuances Ltd.,
    215    7.63          9/14/10      223
                                  -------
                                      427
                                  -------
 Food--1.1%
           Conagra Foods, Inc.,
    125    7.40          9/15/04      129
           Safeway, Inc.,
    300    7.00          9/15/02      308
                                  -------
                                      437
                                  -------
 Forest Products & Paper--0.2%
           Stora Enso OYJ,
     80    7.38          5/15/11       81
                                  -------
 Holding Companies-Diversified--
  0.4%
           Duke Capital Corp.,
    160    7.25          10/1/04      166
                                  -------
 Household Products/Wares--0.0%
           Unilever Capital
           Corp.,
     15    6.88          11/1/05       16
                                  -------
 Insurance--0.2%
           Lumberman's Mutual
           Casualty Co.,(/1/)
     80    9.15           7/1/26       68
                                  -------
 Machinery-Diversified--0.4%
           Ingersoll-Rand Co.,
    140    5.75          2/14/03      141
                                  -------
 Media--0.9%
           Comcast Cable
           Communications,
    125    6.88          6/15/09      125
           Time Warner, Inc.,
     85    8.11          8/15/06       92
           Viacom, Inc.,
    135    7.75           6/1/05      143
                                  -------
                                      360
                                  -------
 Mining--0.4%
           Alcan, Inc.,
     80    6.45          3/15/11       79
           Alcoa, Inc.,
     95    6.50           6/1/11       95
                                  -------
                                      174
                                  -------
 Oil & Gas--2.8%
           Consolidated Natural
           Gas Co.,
    265    6.85          4/15/11      262
           Phillips Petroleum
           Co.,
    600    8.50          5/25/05      651
           Repsol International
           Finance BV,
    175    7.45          7/15/05      184
                                  -------
                                    1,097
                                  -------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-------------------------------------------------
 Principal                  Maturity
  Amount   Rate               Date         Value
-------------------------------------------------
 Oil & Gas Producers--0.1%
           Atlantic Richfield Co.,
 $   40    5.90%                  4/15/09 $    39
                                          -------
 Pipelines--1.7%
           Duke Energy Field Services
           LLC,
    125    7.88                   8/16/10     131
           Dynegy Holdings, Inc.,
           Senior Notes,
     45    6.88                    4/1/11      44
           El Paso Energy Corp.,
    300    6.95                  12/15/07     301
           Enron Corp.,
    105    6.75                    7/1/05     106
           Kinder Morgan Energy
           Partnership,
     75    6.75                   3/15/11      74
                                          -------
                                              656
                                          -------
 Real Estate--0.7%
           EOP Operating LP,
    250    7.75                  11/15/07     262
           ERP Operating LP,
     30    6.95                    3/2/11      29
                                          -------
                                              291
                                          -------
 Special Purpose--1.3%
           Bunge Trade Ltd.,(/1/)
    500    9.25                    5/1/02     501
                                          -------
 Telecommunications--7.6%
           British Telecommunications
           PLC
    205    8.13                  12/15/10     216
           France
           Telecommunications,(/1/)
    295    7.75                    3/1/11     304
           Koninklijke KPN N.V.,
    200    7.50                   10/1/05     200
    105    8.00                   10/1/10     103
           SBC Communications, Inc.,
    185    6.25                   3/15/11     180
           Sprint Capital Corp.,
    315    7.63                   6/10/02     323
    100    7.13                   1/30/06     101
           Telefonica Europe BV,
    450    7.75                   9/15/10     467
           Telus Corp.,
    240    7.50                    6/1/07     242
           WorldCom, Inc.,
    455    7.55                    4/1/04     471
    265    7.50                   5/15/11     262
           WorldCom, Inc., Senior
           Notes,
    185    6.40                   8/15/05     183
                                          -------
                                            3,052
                                          -------

           Description
-------------------------------------------
 Principal                 Maturity
  Amount   Rate              Date    Value
-------------------------------------------
 Telephone--0.5%
           Cox Communications,
           Inc.,
 $  120    7.75%            11/1/10 $   127
     55    6.75             3/15/11      54
                                    -------
                                        181
                                    -------
 Transportation--3.2%
           Burlington Northern
           Santa Fe Corp.,
           Puttable 7/15/03,
    750    6.53             7/15/37     760
           Caliber System, Inc.,
    165    7.80              8/1/06     172
           FedEx Corp.,(/1/)
     40    6.63             2/12/04      41
           Union Pacific Corp.,
    300    6.63              2/1/08     300
                                    -------
                                      1,273
-------------------------------------------
 TOTAL CORPORATE/FOREIGN
  GOVERNMENT BONDS/NOTES (Cost
  $17,604)                           17,685
-------------------------------------------
 U.S. GOVERNMENT AGENCY--13.7%
 Fannie Mae--13.7%
     65    6.75             8/15/02      67
  1,765    5.63             5/14/04   1,796
     30    7.00             7/15/05      32
    165    5.25             1/15/09     159
    785    6.63            11/15/10     815
           Pool #580516,
    840    5.50              4/1/16     816
           Pool #585617,
  1,745    7.00              5/1/31   1,760
-------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCY
  (Cost $5,420)                       5,445
-------------------------------------------
 U.S. GOVERNMENT OBLIGATION--27.4%
 U.S. Treasury Notes--27.4%
  3,625    5.75            10/31/02   3,709
    890    6.00             8/15/04     925
  4,000    5.75            11/15/05   4,126
  1,025    6.13             8/15/07   1,075
    860    6.00             8/15/09     894
    130    6.38             8/15/27     138
     35    6.13            11/15/27      36
-------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $10,793)                     10,903
-------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios

--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

           Description
------------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------------------------
                    Intermediate Bond Portfolio--(Continued)
 SHORT-TERM INVESTMENT--3.7%
  (Cost $1,458)
           Barclays Bank,
           Global Treasury
           Service, London,
           Eurodollar Time
           Deposit,
 $1,458    4.22%          6/1/01  $ 1,458
------------------------------------------------------------
 TOTAL INVESTMENTS--99.0%
  (Cost $39,650)                  $39,332
------------------------------------------------------------
 Other Assets, less
  Liabilities--1.0%                   412
------------------------------------------------------------
 NET ASSETS--100.0%               $39,744
------------------------------------------------------------
------------------------------------------------------------

(/1/)At May 31, 2001, the Portfolio owned restricted securities valued at approximately $1,504 (3.8% of net assets), with an aggregate cost basis of $2,097. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------------------
                         U.S. Treasury Index Portfolio
 U.S. GOVERNMENT OBLIGATIONS--97.5%
 U.S. Treasury Bonds--37.5%
 $  900     6.25%         2/15/07 $   950
    660    14.00         11/15/11     935
  1,000    12.50          8/15/14   1,460
  2,600     7.25          5/15/16   2,963
  1,275     9.00         11/15/18   1,706
    175     8.75          8/15/20     231
  2,150     8.00         11/15/21   2,670
  1,200     6.25          8/15/23   1,244
  1,300     6.50         11/15/26   1,396
  1,500     5.25          2/15/29   1,366
  1,300     6.25          5/15/30   1,372
                                  -------
                                   16,293
                                  -------
 U.S. Treasury Notes--60.0%
  2,100     6.00          7/31/02   2,149
  1,150     5.75         10/31/02   1,177
  1,350     5.75         11/30/02   1,382
  1,275     6.25          2/15/03   1,317
  1,200     5.50          3/31/03   1,226
  1,350     5.75          4/30/03   1,386
  1,225     5.75          8/15/03   1,260
    400     4.25         11/15/03     398
  1,450     5.88          2/15/04   1,500
    900     5.25          5/15/04     916
    900     6.00          8/15/04     935
  1,275     7.50          2/15/05   1,391
  1,550     6.75          5/15/05   1,654
  1,700     6.50          8/15/05   1,802
  1,000     5.75         11/15/05   1,032
  1,450     7.00          7/15/06   1,575
  1,000     6.13          8/15/07   1,049
    725     4.75         11/15/08     699
  1,000     6.00          8/15/09   1,040
  1,000     6.50          2/15/10   1,074
  1,100     5.75          8/15/10   1,124
                                  -------
                                   26,086
------------------------------------------------------
 TOTAL U.S. GOVERNMENT
  OBLIGATIONS
  (Cost $41,761)                   42,379
------------------------------------------------------
 SHORT-TERM INVESTMENT--1.2%
  (Cost $520)
           Federal Home Loan
           Bank
    520     4.09           6/1/01     520
------------------------------------------------------
 TOTAL INVESTMENTS--98.7%
  (Cost $42,281)                  $42,899
------------------------------------------------------
 Other Assets, less
  Liabilities--1.3%                   580
------------------------------------------------------
 NET ASSETS--100.0%               $43,479
------------------------------------------------------
------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

           Description
----------------------------------------------------
 Principal                    Maturity
  Amount   Rate                 Date         Value
----------------------------------------------------
                              Core Bond Portfolio
 ASSET-BACKED SECURITIES--14.3%
 Automotive--1.0%
           Associates Automobile
           Receivables Trust, Series
           2000-1, Class A3,
 $   985   7.30%                    1/15/04 $  1,015
           Ford Credit Auto Owner
           Trust, Series 2000-E,
           Class A4,
     947   6.74                     6/15/04      974
                                            --------
                                               1,989
                                            --------
 Commercial Mortgage Services--7.1%
           Credit Suisse First Boston
           Mortgage Securities Corp.,
           Series 1998-C2, Class A1,
   1,287   5.96                    12/15/07    1,294
           First Union-Lehman Brothers-
           Bank of America, Series
           1998-C2, Class A2,
   1,119   6.56                    11/18/08    1,134
           GMAC Commercial Mortgage
           Securities, Inc., Series
           1999-C3, Class A1B,
     115   7.27                     8/15/09      120
           Heller Financial Commercial
           Mortgage Association,
           Series 2000-PH1, Class A2,
   1,089   7.75                    11/15/09    1,166
           Lehman Brothers Commercial
           Conduit Mortgage Trust,
           Series 1999-C1, Class A2,
   1,168   6.78                     4/15/09    1,192
           Lehman Brothers-UBS
           Commercial Mortgage Trust,
           Series 2000-C3, Class A2,
   1,011   7.95                     1/15/10    1,097
           Morgan Stanley Capital I,
           Series 1998-WF1, Class A2,
   3,196   6.55                    12/15/07    3,246
           Morgan Stanley Capital I,
           Series 1999-LIFE, Class A2,
   1,782   7.11                     7/15/09    1,852
           Mortgage Capital Funding,
           Inc., Series 1998-MC1,
           Class A2,
     195   6.66                     1/18/08      199
           Nationslink Funding Corp.,
           Series 1999-1, Class A2,
   1,297   6.32                    11/20/08    1,293
           PNC Mortgage Acceptance
           Corp.,
           Series 1999-CM1, Class A1B,
     869   7.33                    10/10/09      913
                                            --------
                                              13,506
                                            --------

           Description
--------------------------------------------
 Principal               Maturity
  Amount   Rate            Date       Value
--------------------------------------------
 Credit Card--0.5%
           American Express
           Credit Account Master
           Trust, Series 2000-1,
           Class A,
 $  257    7.20%              9/17/07 $  272
           Citibank Credit Card
           Issuance Trust,
           Series 2000-A1,
           Class A1,
    452    6.90              10/17/07    472
           MBNA Master Credit
           Card Trust,
           Series 2000-I,
           Class A,
    161    6.90               1/15/08    169
                                      ------
                                         913
                                      ------
 Home Equity Loans--1.2%
           Green Tree Financial
           Corp., Series 1994-B,
           Class A,
     21    7.85               7/15/04     21
           Green Tree Financial
           Corp., Series 1996-9,
           Class A,
  1,141    7.69               1/15/28  1,171
           Green Tree Financial
           Corp., Series 1997-6,
           Class B1,
  1,192    7.17               1/15/29  1,023
           Lehman FHA Title Loan
           Trust, Interest Only
           Stripped Security,
           Series 1996-2,
           Class S,
     --    7.82               5/25/17     99
                                      ------
                                       2,314
                                      ------
 Residential Mortgage Services--
  3.0%
           ABN AMRO Mortgage
           Corp., Series 1999-6,
  2,544    7.00               9/25/29  2,563
           DLJ Mortgage
           Acceptance Corp.,
           Series 1994-Q8,
           Class 2A1,
    231    7.25               5/25/24    240
           GE Capital Mortgage
           Services, Inc., Series
           1999-2, Class A1,
  1,246    6.50               4/25/29  1,247
           Norwest Asset
           Securities Corp.,
  1,050    6.50               1/25/29  1,033
           PNC Mortgage
           Securities Corp.,
           Series 1996-PR1,
           Class A,(/1/)
    787    7.06               4/28/27    668
                                      ------
                                       5,751
                                      ------
 Utilities--1.5%
           PP&L Transition Bond
           Co. LLC, Series 1999-
           1, Class A5,
  2,743    6.83               3/25/07  2,846
--------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $27,455)                      27,319
--------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------
 Principal               Maturity
  Amount   Rate            Date   Value
----------------------------------------
 CORPORATE/FOREIGN
 GOVERNMENT BONDS/NOTES--34.9%
 Aerospace/Defense--0.6%
           Lockheed Martin
           Corp.,
 $  644    7.65%           5/1/16 $  661
           United Technologies
           Corp.,
    515    6.35            3/1/11    512
                                  ------
                                   1,173
                                  ------
 Airlines--0.4%
           Continental
           Airlines, Inc.,
    450    6.70           6/15/21    440
           Delta Air Lines,
           Inc.,
     55    7.57          11/18/10     58
           U.S. Airways, Inc.,
    115    7.89            3/1/19    121
           United Air Lines,
           Inc.,
    104    7.78            1/1/14    107
                                  ------
                                     726
                                  ------
 Banks--1.8%
           Bank of America
           Corp.,
    950    7.80           2/15/10  1,008
           BSCH Issuances Ltd.,
  1,066    7.63           9/14/10  1,107
           JP Morgan Chase &
           Co.,
    630    6.75            2/1/11    633
           Standard Chartered
           Bank,(/1/)
    235    8.00           5/30/31    239
           Wells Fargo & Co.,
    530    5.90           5/21/06    530
                                  ------
                                   3,517
                                  ------
 Chemicals--0.5%
           Dow Chemical Co.,
    645    6.13            2/1/11    628
           Potash Corp. of
           Saskatchewan,
    300    7.75           5/31/11    307
                                  ------
                                     935
                                  ------
 Commercial Services--0.3%
           Comdisco, Inc.,
    871    9.50           8/15/03    501
                                  ------
 Diversified Financial
  Services--7.3%
           American Express
           Co.,
     35    6.88           11/1/05     37
           Boeing Capital
           Corp.,
    810    7.38           9/27/10    864
           Bunge Trading
           Ltd.,(/1/)
    684    9.25            5/1/02    685
           Capital One Bank,
           Senior Notes,
    580    6.62            8/4/03    584

           Description
----------------------------------------
 Principal               Maturity
  Amount   Rate            Date   Value
----------------------------------------
           Citigroup, Inc.,
 $  935    7.25%         10/1/10  $  971
           Duke Capital Corp.,
    290    7.25          10/1/04     302
           FleetBoston
           Financial Corp.,
    507    7.25          9/15/05     532
           Ford Motor Credit
           Co.,
  1,730    6.88           2/1/06   1,764
  1,290    7.38           2/1/11   1,316
           General Electric
           Capital Corp.,
    780    7.38          1/19/10     841
           General Motors
           Acceptance Corp.,
  1,258    7.50          7/15/05   1,317
           Household Finance
           Corp.,
    336    7.75          9/15/05     347
    675    6.75          5/15/11     665
           Morgan Stanley Dean
           Witter & Co.,
  1,050    6.10          4/15/06   1,050
  1,259    6.75          4/15/11   1,250
           Qwest Capital
           Funding, Inc.,
  1,094    6.88          8/15/01   1,098
           Salomon Smith Barney
           Holdings Co.,
    116    6.50          2/15/08     116
           Salomon, Inc.,
           Senior Notes,
    189    7.20           2/1/04     197
                                  ------
                                  13,936
                                  ------
 Electric--2.2%
           Dominion Resources,
           Inc., Puttable
           9/15/04,
    690    7.82          9/15/14     727
           Exelon Corp.,
    325    6.75           5/1/11     319
           Mirant Americas
           Generation,
           Inc.,(/1/)
    340    7.63           5/1/06     345
    645    9.13           5/1/31     673
           NRG Energy, Inc.,
    215    7.75           4/1/11     217
           Progress Energy,
           Inc.,
    526    7.10           3/1/11     529
           PSEG Power LLP,(/1/)
    610    8.63          4/15/31     637
           Teco Energy, Inc.,
    400    7.20           5/1/11     400
           TXU Eastern Funding
           Co.,
    409    6.45          5/15/05     406
                                  ------
                                   4,253
                                  ------
 Environmental Control--0.9%
           WMX Technologies,
           Inc.,
           Puttable 8/1/03,
  1,623    7.10           8/1/26   1,651
                                  ------
 Financial--2.0%
           Asian Development
           Bank,
           Puttable 10/1/04,
  3,721    6.38          10/1/28   3,857
                                  ------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

           Description
--------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
--------------------------------------------------------
                        Core Bond Portfolio--(Continued)
 Food--0.8%
           Conagra Foods, Inc.,
 $   350   7.40%         9/15/04  $    361
           Kroger Co.,
     235   7.50           4/1/31       229
           Pepsi Bottling
           Group, Inc., Senior
           Notes,
     542   7.00           3/1/29       539
           Safeway, Inc.,
      35   7.50          9/15/09        37
     457   6.50           3/1/11       446
                                  --------
                                     1,612
                                  --------
 Forest Products & Paper--0.1%
           Stora Enso OYJ,
     225   7.38          5/15/11       228
                                  --------
 Insurance--0.9%
           Anthem Insurance,
           Inc.,(/1/)
     937   9.00           4/1/27       863
           Hartford Life,
           Senior Notes,
     573   7.38           3/1/31       575
           Lumberman's Mutual
           Casualty Co.,(/1/)
     385   9.15           7/1/26       327
                                  --------
                                     1,765
                                  --------
 Lodging--0.2%
           Hilton Hotels Corp.,
     416   8.25          2/15/11       412
                                  --------
 Machinery-Diversified--0.3%
           Deere & Co.,
     160   7.13           3/3/31       154
           Ingersoll-Rand Co.,
     457   5.75          2/14/03       461
                                  --------
                                       615
                                  --------
 Media--1.8%
           AOL Time Warner,
           Inc.,
     905   7.63          4/15/31       911
           Comcast Cable
           Communications,
     500   6.88          6/15/09       502
           Time Warner, Inc.,
     426   8.11          8/15/06       461
     461   9.15           2/1/23       539
           Viacom, Inc.,
     675   7.75           6/1/05       714
     295   7.88          7/30/30       311
                                  --------
                                     3,438
                                  --------

           Description
------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------
 Mining--0.5%
           Alcan, Inc.,
 $   601   7.25%          3/15/31 $    595
           Alcoa, Inc.,
     435   6.50            6/1/11      436
                                  --------
                                     1,031
                                  --------
 Oil & Gas--1.2%
           Anadarko Finance
           Co.,(/1/)
     410   7.50            5/1/31      415
           Consolidated Natural
           Gas Co.,
     685   6.85           4/15/11      678
           Phillips Petroleum
           Co.,
     855   8.50           5/25/05      928
           Repsol International
           Finance BV,
     249   7.45           7/15/05      262
                                  --------
                                     2,283
                                  --------
 Oil & Gas Producers--0.4%
           Atlantic Richfield
           Co.,
     220   5.90           4/15/09      216
           Transocean Offshore,
           Inc.,(/1/)
     475   7.50           4/15/31      475
                                  --------
                                       691
                                  --------
 Oil & Gas Services--0.2%
           Baker Hughes, Inc.,
           Senior Notes,
     500   6.88           1/15/29      480
                                  --------
 Pipelines--2.4%
           Duke Energy Field
           Services LLC,
     488   7.88           8/16/10      511
           Dynegy Holdings,
           Inc., Senior Notes,
     202   6.88            4/1/11      196
           El Paso Energy
           Corp.,
     830   6.95          12/15/07      833
           Enron Corp.,
      45   6.75            7/1/05       46
           Kinder Morgan Energy
           Partnership,
     340   6.75           3/15/11      334
           Yosemite Securities
           Trust I,(/1/)
   2,613   8.25          11/15/04    2,762
                                  --------
                                     4,682
                                  --------
 Real Estate--0.4%
           EOP Operating LP,
     363   8.38           3/15/06      389
     145   7.75          11/15/07      152
           ERP Operating LP,
     142   6.95            3/2/11      140
                                  --------
                                       681
                                  --------
 Regional--0.2%
           Province of Quebec,
     335   6.13           1/22/11      326
                                  --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
--------------------------------------------------
 Principal                  Maturity
  Amount   Rate               Date         Value
--------------------------------------------------
 Special Purpose--1.3%
           Air 2 US Enhanced
           Equipment,(/1/)
 $ 2,330   8.03%                  10/1/19 $  2,422
                                          --------
 Telecommunications--6.3%
           British Telecommunications
           PLC,
      60   7.88                  12/15/05       63
     526   8.13                  12/15/10      555
     879   8.63                  12/15/30      945
           Cox Communications, Inc.,
     521   7.75                   11/1/10      549
     356   6.75                   3/15/11      350
           France
           Telecommunications,(/1/)
     856   7.75                    3/1/11      882
     589   8.50                    3/1/31      626
           Royal KPN N.V.,
     725   7.50                   10/1/05      726
     400   8.00                   10/1/10      392
           SBC Communications, Inc.,
     852   6.25                   3/15/11      829
           Sprint Capital Corp.,
     928   7.63                   6/10/02      952
     551   7.13                   1/30/06      557
           Telefonica Europe BV,
   1,060   7.75                   9/15/10    1,100
           Telus Corp.,
     725   7.50                    6/1/07      730
           WorldCom, Inc.,
   1,215   7.55                    4/1/04    1,257
     745   7.50                   5/15/11      737
           WorldCom, Inc., Senior
           Notes,
     862   6.40                   8/15/05      854
                                          --------
                                            12,104
                                          --------
 Telecommunications Services--0.7%
           AT&T Wireless Services,
           Inc.,
           Senior Notes,(/1/)
   1,234   8.75                    3/1/31    1,292
                                          --------
 Transportation--1.2%
           Burlington Northern Santa
           Fe Corp.,
           Puttable 7/15/03,
     781   6.53                   7/15/37      792
           Caliber System, Inc.,
     425   7.80                    8/1/06      442
           FedEx Corp.,(/1/)
     188   6.63                   2/12/04      191
           Union Pacific Corp.,
     950   6.63                    2/1/08      951
                                          --------
                                             2,376
--------------------------------------------------
 TOTAL CORPORATE/FOREIGN GOVERNMENT
  BONDS/NOTES (Cost $67,047)                66,987
--------------------------------------------------

           Description
-----------------------------------------------------------------
 Principal                                      Maturity
  Amount   Rate                                   Date    Value
-----------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--39.0%
 Fannie Mae--34.3%
           Interest Only Stripped Securities,
           Series 278, Class 2,
 $    --   6.00%                                  8/1/25 $     77
           Pool #535831,
       7   6.50                                  6/15/15        7
           Pool #535982,
   5,985   7.50                                   5/1/27    6,122
           Pool #323908,
     101   6.00                                   9/1/29       98
           Pool #535883,
   9,128   6.00                                   9/1/29    8,833
           Pool #535318,
   3,493   7.00                                  12/1/29    3,524
           Pool #32767,
  15,625   6.50                                   7/1/30   15,405
           Pool #535481,
   3,829   8.00                                   9/1/30    3,965
           Pool #535627,
   4,222   7.00                                  11/1/30    4,260
           Pool #535714,
   2,822   7.50                                   1/1/31    2,886
           Pool #535988,
  11,935   7.00                                   5/1/31   12,039
           Pool #545003,
   3,385   8.00                                   5/1/31    3,506
           Pool #535750,
   5,079   6.00                                 12/31/40    5,028
                                                         --------
                                                           65,750
                                                         --------
 Freddie Mac Gold--0.7%
           Pool #C00835,
   1,467   6.50                                   7/1/29    1,453
                                                         --------
 Government National Mortgage Association--4.0%
           Pool #781024,
   2,262   7.50                                  2/15/29    2,329
           Pool #781073,
   2,861   7.50                                  7/15/29    2,941
           Pool #781190,
   2,313   7.50                                  6/15/30    2,377
                                                         --------
                                                            7,647
-----------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $74,940)                                           74,850
-----------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)

           Description
--------------------------------------------------------
 Principal
  Amount/                Maturity
  Shares   Rate            Date    Value
--------------------------------------------------------
                        Core Bond Portfolio--(Continued)
 U.S. GOVERNMENT OBLIGATION--5.8%
 U.S. Treasury Bonds--5.8%
 $ 1,861   8.88%         2/15/19    $2,465
   6,915   8.13          8/15/19     8,606
      10   6.38          8/15/27        11
--------------------------------------------------------
 TOTAL U.S. GOVERNMENT
  OBLIGATION
  (Cost $11,328)                    11,082
--------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK--0.8%
  (Cost $1,515)
 Agency--0.8%
           Home Ownership
   2,000   Funding Corp.,(/1/)       1,495
--------------------------------------------------------
 SHORT-TERM INVESTMENT--12.6%
  (Cost $24,152)
           Barclays Bank,
           Global Treasury
           Service, London,
           Eurodollar Time
           Deposit,
  24,152   4.22           6/1/01    24,152
--------------------------------------------------------
 TOTAL INVESTMENTS--107.4%
  (Cost $206,437)                 $205,885
--------------------------------------------------------
 Liabilities, less Other
  Assets--(7.4)%                   (14,182)
--------------------------------------------------------
 NET ASSETS--100.0%               $191,703
--------------------------------------------------------
--------------------------------------------------------

(/1/)At May 31, 2001, the Portfolio owned restricted securities valued at approximately $14,997 (7.8% of net assets), with an aggregate cost basis of $14,871. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determinded by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date         Value
------------------------------------------------
                                 Bond Portfolio
 ASSET-BACKED SECURITIES--13.6%
 Automotive--0.9%
           Associates Automobile
           Receivables Trust,
           Series 2000-1, Class
           A3,
 $ 3,765   7.30%              1/15/04 $    3,880
           Ford Credit Auto Owner
           Trust, Series 2000-E,
           Class A4,
   4,853   6.74               6/15/04      4,993
                                      ----------
                                           8,873
                                      ----------
 Commercial Mortgage Services--7.5%
           Credit Suisse First
           Boston Mortgage
           Securities Corp.,
           Series 1998-C2, Class
           A1,
   6,596   5.96              12/15/07      6,631
           Delta Funding Mortgage
           Corp., Interest Only
           Stripped Security,
           Series 1991-1, Class
           A-4,(/1/)
      --   7.50               3/15/06          8
           First Union-Lehman
           Brothers-Bank of
           America, Series 1998-
           C2, Class A2,
  10,756   6.56              11/18/08     10,903
           Heller Financial
           Commercial Mortgage
           Association, Series
           2000-PH1, Class A2,
   5,581   7.75              11/15/09      5,978
           Lehman Brothers
           Commercial Conduit
           Mortgage Trust, Series
           1999-C1, Class A2,
   5,347   6.78               4/15/09      5,457
           Lehman Brothers-UBS
           Commercial Mortgage
           Trust, Series 2000-C3,
           Class A2,
   4,924   7.95               1/15/10      5,340
           Morgan Stanley Capital
           I, Series 1998-WF1,
           Class A2,
  16,014   6.55              12/15/07     16,266
           Morgan Stanley Capital
           I, Series 1999-LIFE,
           Class A2,
   9,128   7.11               7/15/09      9,484
           Nationslink Funding
           Corp.,
           Series 1999-1, Class
           A2,
   6,643   6.32              11/20/08      6,621
           PNC Mortgage
           Acceptance Corp.,
           Series 1999-CM1, Class
           A1B,
   3,736   7.33              10/10/09      3,924
                                      ----------
                                          70,612
                                      ----------
 Credit Card--0.5%
           American Express
           Credit Account Master
           Trust, Series 2000-1,
           Class A,
   1,318   7.20               9/17/07      1,397
           Citibank Credit Card
           Issuance Trust, Series
           2000-A1, Class A1,
   2,318   6.90              10/17/07      2,421

           Description
----------------------------------------------------------------
 Principal
  Amount   Rate                     Maturity Date        Value
----------------------------------------------------------------
           MBNA Master Credit Card Trust, Series
           2000-I, Class A,
 $   824    6.90%                               1/15/08 $    863
                                                        --------
                                                           4,681
                                                        --------
 Home Equity Loans--1.3%
           Green Tree Financial Corp.,
           Series 1994-B, Class A,
     108    7.85                                7/15/04      108
           Green Tree Financial Corp.,
           Series 1996-9, Class A,
   5,848    7.69                                1/15/28    6,001
           Green Tree Financial Corp.,
           Series 1997-6, Class B1,
   6,108    7.17                                1/15/29    5,240
           IMC Excess Cashflow Securities Trust,
           Series 1997-A, Class A,(/1/)
   9,682    7.41                               11/26/28      484
           Lehman FHA Title Loan Trust, Interest
           Only Stripped Security, Series 1996-2,
           Class S,
      --    7.82                                5/25/17      509
                                                        --------
                                                          12,342
                                                        --------
 Residential Mortgage Services--2.9%
           ABN AMRO Mortgage Corp., Series 1999-6,
  11,421    7.00                                9/25/29   11,507
           DLJ Mortgage Acceptance Corp., Series
           1994-Q8, Class 2A1,
   1,183    7.25                                5/25/24    1,230
           GE Capital Mortgage Services, Inc.,
           Series 1999-2, Class A1,
   5,607    6.50                                4/25/29    5,611
           Norwest Asset Securities Corp.,
   5,590    6.50                                1/25/29    5,497
           PNC Mortgage Securities Corp., Series
           1996-PR1, Class A,(/1/)
   3,970    7.06                                4/28/27    3,371
                                                        --------
                                                          27,216
                                                        --------
 Utilities--0.5%
           PP&L Transition Bond Co. LLC, Series
           1999-1, Class A5,
   4,057    6.83                                3/25/07    4,209
----------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $135,700)                                        127,933
----------------------------------------------------------------
 CORPORATE/FOREIGN GOVERNMENT BONDS/NOTES--35.6%
 Aerospace/Defense--0.8%
           Alliant Techsystems, Inc.,(/1/)
     750    8.50                                5/15/11      758
           Dunlop Standard Aerospace Holdings PLC,
           Senior Notes,
     750   11.88                                5/15/09      797
           Lockheed Martin Corp.,
   2,891    7.65                                 5/1/16    2,967

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

           Description
---------------------------------------------------------
 Principal
  Amount   Rate               Maturity Date      Value
---------------------------------------------------------
                          Bond Portfolio--(Continued)
Aerospace/Defense--(Continued)
           United Technologies Corp.,
 $ 2,640   6.35%                        3/1/11 $    2,623
                                               ----------
                                                    7,145
                                               ----------
 Airlines--0.3%
           Continental Airlines, Inc.,
   2,405   6.70                        6/15/21      2,353
                                               ----------
 Banks--1.6%
           Bank of America Corp.,
   4,200   7.80                        2/15/10      4,459
           BSCH Issuances Ltd.,
   5,129   7.63                        9/14/10      5,325
           Colonial Bank,
   1,000   9.38                         6/1/11      1,005
           Morgan (J.P.) Chase & Co.,
   2,200   6.75                         2/1/11      2,210
           Standard Chartered Bank,(/1/)
   1,145   8.00                        5/30/31      1,165
           Wells Fargo & Co.,
   1,000   5.90                        5/21/06      1,000
                                               ----------
                                                   15,164
                                               ----------
 Chemicals--0.7%
           Avecia Group PLC,
   1,000   11.00                        7/1/09      1,058
           Dow Chemical Co.,
   3,050   6.13                         2/1/11      2,967
           Hercules, Inc.,(/1/)
   1,000   11.13                      11/15/07      1,010
           Potash Corp. of Saskatchewan,
   1,460   7.75                        5/31/11      1,496
                                               ----------
                                                    6,531
                                               ----------
 Commercial Services--0.4%
           Avis Rent A Car, Inc.,
           Senior Subordinated Notes,
   1,000   11.00                        5/1/09      1,127
           Comdisco, Inc.,
   3,949   9.50                        8/15/03      2,271
           Iron Mountain, Inc.,
     750   8.63                         4/1/13        761
                                               ----------
                                                    4,159
                                               ----------
 Cosmetics/Personal Care--0.1%
           Elizabeth Arden, Inc.,
     750   11.75                        2/1/11        799
           Playtex Products, Inc.,(/1/)
     500   9.38                         6/1/11        512
                                               ----------
                                                    1,311
                                               ----------

           Description
--------------------------------------------
 Principal               Maturity
  Amount   Rate            Date     Value
--------------------------------------------
 Diversified Financial
  Services--5.0%
           Bunge Trading
           Ltd.,(/1/)
 $ 3,502   9.25%          5/1/02  $    3,510
           Capital One Bank,
           Senior Notes,
   2,970   6.62           8/4/03       2,989
           Citigroup, Inc.,
   2,660   7.25          10/1/10       2,763
           Duke Capital Corp.,
   1,305   7.25          10/1/04       1,357
           FleetBoston
           Financial Corp.,
   2,418   7.25          9/15/05       2,536
           Ford Motor Credit
           Co.,
   4,515   7.38           2/1/11       4,608
           General Motors
           Acceptance Corp.,
   6,447   7.50          7/15/05       6,748
           Household Finance
           Corp.,
   3,170   6.75          5/15/11       3,124
           MBNA America Bank
           National,
           Senior Notes,
   1,389   7.75          9/15/05       1,435
           Morgan Stanley Dean
           Witter & Co.,
   5,480   6.10          4/15/06       5,482
   5,896   6.75          4/15/11       5,852
           Qwest Capital
           Funding, Inc.,
   5,606   6.88          8/15/01       5,627
           Salomon Smith Barney
           Holdings Co.,
     594   6.50          2/15/08         597
           Salomon, Inc.,
           Senior Notes,
     786   7.20           2/1/04         819
                                  ----------
                                      47,447
                                  ----------
 Electric--2.3%
           AES Corp., Senior
           Notes,
   1,000   10.25         7/15/06       1,025
           Dominion Resources,
           Inc.,
           Puttable 9/15/04,
   3,100   7.82          9/15/14       3,265
           Exelon Corp.,
   1,110   6.75           5/1/11       1,090
           Mirant Americas
           Generation,
           Inc.,(/1/)
   1,690   7.63           5/1/06       1,714
   3,205   9.13           5/1/31       3,343
           NRG Energy, Inc.,
   1,160   7.75           4/1/11       1,170
           Progress Energy,
           Inc.,
   2,339   7.10           3/1/11       2,354
           PSEG Energy
           Holdings, Senior
           Notes,
   1,000   10.00         10/1/09       1,053
           PSEG Power LLP,(/1/)
   3,225   8.63          4/15/31       3,370
           Teco Energy, Inc.,
   1,500   7.20           5/1/11       1,501

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-----------------------------------------------------------
 Principal
  Amount   Rate               Maturity Date        Value
-----------------------------------------------------------
           TXU Eastern Funding Co.,
 $ 1,841   6.45%                        5/15/05  $    1,826
                                                 ----------
                                                     21,711
                                                 ----------
 Entertainment--0.1%
           Steinway Musical
           Instruments,(/1/)
   1,000   8.75                         4/15/11       1,005
                                                 ----------
 Environmental Control--0.9%
           WMX Technologies, Inc.,
           Puttable 8/1/03,
   8,317   7.10                          8/1/26       8,462
                                                 ----------
 Financial--2.1%
           Asian Development Bank,
           Puttable 10/1/04,
  16,299   6.38                         10/1/28      16,897
           Sovereign Bancorp, Senior Notes,
   1,000   10.25                        5/15/04       1,062
           Wells Fargo & Co., Senior Notes,
   1,500   7.25                         8/24/05       1,585
                                                 ----------
                                                     19,544
                                                 ----------
 Food--1.0%
           Conagra Foods, Inc.,
   1,000   7.40                         9/15/04       1,031
           Del Monte Corp.,(/1/)
     500   9.25                         5/15/11         511
           Dominos, Inc., Series B,
           Puttable 1/15/04,
   1,000   10.38                        1/15/09       1,020
           Kroger Co.,
     550   7.50                          4/1/31         538
           Luigino's, Inc., Senior
           Subordinated Notes,
   1,000   10.00                         2/1/06         850
           Pepsi Bottling Group, Inc.,
           Senior Notes,
   2,418   7.00                          3/1/29       2,404
           Safeway, Inc.,
   2,343   6.50                          3/1/11       2,286
           Sbarro, Inc.,
     500   11.00                        9/15/09         524
                                                 ----------
                                                      9,164
                                                 ----------
 Forest Products & Paper--0.2%
           Caraustar Industries, Inc.,
           Senior Subordinated Notes,(/1/)
   1,000   9.88                          4/1/11         978
           Stora Enso OYJ,
   1,110   7.38                         5/15/11       1,124
                                                 ----------
                                                      2,102
                                                 ----------
 Health Care--0.1%
           Dynacare, Inc., Senior Notes,
   1,000   10.75                        1/15/06       1,010
                                                 ----------

           Description
------------------------------------------
Principal              Maturity
 Amount    Rate          Date     Value
------------------------------------------
Home Furnishings--0.1%
           Windmere-Durable
           Holdings, Inc.,
           Senior Subordinated
           Notes,
$ 1,000    10.00%       7/31/08 $      925
                                ----------
Insurance--1.1%
           Anthem Insurance,
           Inc.,(/1/)
  4,803    9.00          4/1/27      4,422
           Hartford Life,
           Senior Notes,
  2,937    7.38          3/1/31      2,946
           Lumberman's Mutual
           Casualty Co.,(/1/)
  1,975    9.15          7/1/26      1,680
           Willis Corroon
           Corp.,
  1,000    9.00          2/1/09      1,010
                                ----------
                                    10,058
                                ----------
Leisure Time--0.1%
           Bally Total Fitness
           Holdings, Senior
           Subordinated Notes,
           Series D,
    500    9.88        10/15/07        495
                                ----------
Lodging--0.4%
           Hilton Hotels Corp.,
  1,874    8.25         2/15/11      1,854
           MGM Mirage, Inc.,
    750    8.38          2/1/11        759
           Park Place
           Entertainment
           Corp.,(/1/)
    750    8.13         5/15/11        743
                                ----------
                                     3,356
                                ----------
Machinery--Construction &
 Mining--0.1%
           Terex Corp., Senior
           Subordinated
           Notes,(/1/)
  1,000    10.38         4/1/11      1,035
                                ----------
Machinery--Diversified--0.3%
           Deere & Co.,
    835    7.13          3/3/31        803
           Ingersoll-Rand Co.,
  2,033    5.75         2/14/03      2,051
                                ----------
                                     2,854
                                ----------
Media--1.7%
           American Media
           Operation, Inc.,
           Senior Subordinated
           Notes,
    750    10.25         5/1/09        776
           AOL Time Warner,
           Inc.,
  4,795    7.63         4/15/31      4,827
           Comcast Cable
           Communications,
    500    6.88         6/15/09        502
           Time Warner, Inc.,
  1,924    8.11         8/15/06      2,079
  2,364    9.15          2/1/23      2,765

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

           Description
-------------------------------------------------------------
 Principal
  Amount   Rate                  Maturity Date       Value
-------------------------------------------------------------
                          Bond Portfolio--(Continued)
Media--(Continued)
           Viacom, Inc.,
 $ 3,205   7.75%                           6/1/05  $    3,391
   1,455   7.88                           7/30/30       1,534
                                                   ----------
                                                       15,874
                                                   ----------
 Mining--0.5%
           Alcan, Inc.,
   3,079   7.25                           3/15/31       3,050
           Alcoa, Inc.,
   2,120   6.50                            6/1/11       2,122
                                                   ----------
                                                        5,172
                                                   ----------
 Miscellaneous Manufacturing--0.1%
           Dresser, Inc.,(/1/)
   1,000   9.38                           4/15/11       1,057
                                                   ----------
 Oil & Gas--1.4%
           Anadarko Finance Co.,(/1/)
   2,115   7.50                            5/1/31       2,143
           Baytex Energy Ltd.,
           Senior Subordinated Notes,(/1/)
   1,000   10.50                          2/15/11       1,032
           Chesapeake Energy Corp.,(/1/)
   1,000   8.13                            4/1/11         975
           Consolidated Natural Gas Co.,
   3,625   6.85                           4/15/11       3,588
           Phillips Petroleum Co.,
   4,090   8.50                           5/25/05       4,439
           Repsol International Finance BV,
   1,181   7.45                           7/15/05       1,240
                                                   ----------
                                                       13,417
                                                   ----------
 Oil & Gas Producers--0.3%
           Calpine Corp., Senior Notes,
     750   8.50                           2/15/11         744
           Transocean Offshore, Inc.,(/1/)
   2,425   7.50                           4/15/31       2,422
                                                   ----------
                                                        3,166
                                                   ----------
 Oil & Gas Services--0.2%
           Baker Hughes, Inc., Senior Notes,
   2,300   6.88                           1/15/29       2,206
                                                   ----------
 Packaging & Containers--0.1%
           Consolidated Container Co. LLC,
           Senior Subordinated Notes,
     500   10.13                          7/15/09         499
                                                   ----------
 Pipelines--2.5%
           Duke Energy Field Services LLC,
   2,192   7.88                           8/16/10       2,299
           Dynegy Holdings, Inc., Senior
           Notes,
   1,033   6.88                            4/1/11       1,002

           Description
-------------------------------------------------------
 Principal                     Maturity
  Amount   Rate                  Date          Value
-------------------------------------------------------
           El Paso Energy Corp.,
 $ 4,190   6.95%                    12/15/07 $    4,205
           Kinder Morgan Energy
           Partnership,
   1,740   6.75                      3/15/11      1,709
           Yosemite Securities Trust
           I,(/1/)
  13,387   8.25                     11/15/04     14,153
                                             ----------
                                                 23,368
                                             ----------
 Real Estate--0.5%
           EOP Operating LP,
   1,512   8.38                      3/15/06      1,622
   1,845   7.75                     11/15/07      1,931
           ERP Operating LP,
     728   6.95                       3/2/11        719
                                             ----------
                                                  4,272
                                             ----------
 Regional--0.2%
           Province of Quebec,
   1,485   6.13                      1/22/11      1,444
                                             ----------
 Remediation Services--0.2%
           Allied Waste N.A., Inc.,
           Senior Subordinated Notes,
   1,500   10.00                      8/1/09      1,549
           IT Group, Inc., Senior
           Subordinated Notes, Series
           B,
     500   11.25                      4/1/09        467
                                             ----------
                                                  2,016
                                             ----------
 Retail--0.1%
           Kmart Corp.,
   1,000   9.38                       2/1/06      1,024
                                             ----------
 Savings & Loans--0.1%
           Peoples Bank Bridgeport,
           Subordinated Notes,
   1,000   9.88                     11/15/10      1,062
                                             ----------
 Special Purpose--1.3%
           Air 2 US Enhanced
           Equipment,(/1/)
  11,934   8.03                      10/1/19     12,408
                                             ----------
 Telecommunications--6.2%
           British Telecommunications
           PLC,
   2,564   8.13                     12/15/10      2,705
   4,376   8.63                     12/15/30      4,703
           Cox Communications, Inc.,
   2,364   7.75                      11/1/10      2,492
   1,824   6.75                      3/15/11      1,792
           France
           Telecommunications,(/1/)
   4,384   7.75                       3/1/11      4,519
   3,016   8.50                       3/1/31      3,205
           Global Crossing Holding
           Ltd.,
   1,000   9.63                      5/15/08        925
           McLeodUSA, Inc.,
     250   11.38                      1/1/09        188
           Royal KPN N.V.,
   3,665   7.50                      10/1/05      3,673
   2,050   8.00                      10/1/10      2,010

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
--------------------------------------------
 Principal               Maturity
  Amount   Rate            Date     Value
--------------------------------------------
           SBC Communications,
           Inc.,
 $ 4,363   6.25%         3/15/11  $    4,246
           Sprint Capital
           Corp.,
   4,757   7.63          6/10/02       4,881
   2,464   7.13          1/30/06       2,492
           Telefonica Europe
           BV,
   5,020   7.75          9/15/10       5,209
           Telus Corp.,
   3,540   7.50           6/1/07       3,563
           Time Warner Telecom,
           Inc.,
   1,000   10.13          2/1/11         977
           WorldCom, Inc.,
   2,430   7.55           4/1/04       2,513
   3,635   7.50          5/15/11       3,597
           WorldCom, Inc.,
           Senior Notes,
   4,418   6.40          8/15/05       4,376
           XM Satellite Radio,
           Inc.,
           Puttable 3/15/05,
     500   14.00         3/15/10         340
                                  ----------
                                      58,406
                                  ----------
 Telecommunications Services--1.3%
           Alamosa Delaware,
           Inc., Senior
           Notes,(/1/)
   1,000   12.05          2/1/11         985
           AT&T Wireless
           Services, Inc.,
           Senior Notes,(/1/)
   6,321   8.75           3/1/31       6,620
           Callahan Nordrhein-
           Westfalen,
           Senior Notes,(/1/)
     500   14.00         7/15/10         500
           Charter
           Communications
           Holdings LLC, Senior
           Notes,
   1,000   10.75         10/1/09       1,062
           Insight Midwest LP,
           Senior Notes,(/1/)
   1,000   10.50         11/1/10       1,087
           Leap Wireless
           International, Inc.,
           Senior Notes,
     500   12.50         4/15/10         330
           Telewest
           Communications PLC,
           Senior Notes,
   1,000   11.00         10/1/07         955
           Tritel PCS, Inc.,
           Senior
           Subordinated
           Notes,(/1/)
     500   10.38         1/15/11         479
                                  ----------
                                      12,018
                                  ----------
 Transportation--1.2%
           Burlington Northern
           Santa Fe Corp.,
           Puttable 7/15/03,
   3,999   6.53          7/15/37       4,054
           Caliber System,
           Inc.,
   2,050   7.80           8/1/06       2,135
           FedEx Corp.,(/1/)

           Description
----------------------------------------------
 Principal               Maturity
  Amount   Rate            Date        Value
----------------------------------------------
 $   962   6.63%              2/12/04 $    977
           Union Pacific Corp.,
   4,510   6.63                2/1/08    4,514
                                      --------
                                        11,680
----------------------------------------------
 TOTAL CORPORATE/FOREIGN
  GOVERNMENT BONDS/NOTES (Cost
  $333,524)                            334,920
----------------------------------------------
 U.S. GOVERNMENT AGENCIES--38.6%
 Fannie Mae--33.6%
           Interest Only Stripped
           Securities,
           Series 278, Class 2,
      --   6.00                8/1/25      393
           Pool #535982,
  31,000   7.50                5/1/27   31,707
           Pool #535883,
  46,216   6.00                9/1/29   44,721
           Pool #535318,
  17,896   7.00               12/1/29   18,058
           Pool #32767,
  70,325   6.50                7/1/30   69,336
           Pool #535481,
  17,161   8.00                9/1/30   17,772
           Pool #535627,
  20,086   7.00               11/1/30   20,268
           Pool #535714,
  12,643   7.50                1/1/31   12,931
           Pool #535988,
  56,870   7.00                5/1/31   57,368
           Pool #545003,
  18,760   8.00                5/1/31   19,428
           Pool #535750,
  24,090   6.00              12/31/40   23,850
                                      --------
                                       315,832
                                      --------
 Freddie Mac Gold--0.8%
           Pool #C00835,
   7,518   6.50                7/1/29    7,445
                                      --------
 Government National Mortgage
  Association--4.2%
           Pool #781024,
  11,590   7.50               2/15/29   11,933
           Pool #781073,
  14,659   7.50               7/15/29   15,067
           Pool #781190,
  11,852   7.50               6/15/30   12,181
                                      --------
                                        39,181
----------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $361,385)                      362,458
----------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)

           Description
-----------------------------------------------------
 Principal
  Amount/                Maturity
  Shares   Rate            Date     Value
-----------------------------------------------------
                          Bond Portfolio--(Continued)
 U.S. GOVERNMENT OBLIGATION--5.7%
 U.S. Treasury Bonds--5.7%
 $  9,404  8.88%         2/15/19  $   12,458
   30,320  8.13          8/15/19      37,734
    3,545  6.38          8/15/27       3,752
-----------------------------------------------------
 TOTAL U.S. GOVERNMENT
  OBLIGATION
  (Cost $54,165)                      53,944
-----------------------------------------------------
 CONVERTIBLE PREFERRED STOCK--1.0%
  (Cost $13,000)
 Agency--1.0%
           Home Ownership
   13,000  Funding Corp.,(/1/)         9,714
-----------------------------------------------------
 SHORT-TERM INVESTMENT--11.9%
  (Cost $111,345)
           Barclays Bank, Global Treasury
           Service,
           London, Eurodollar Time
           Deposit,
  111,345  4.22           6/1/01     111,345
-----------------------------------------------------
 TOTAL INVESTMENTS--106.4%
  (Cost $1,009,119)               $1,000,314
-----------------------------------------------------
 Liabilities, less Other
  Assets--(6.4)%                     (60,076)
-----------------------------------------------------
 NET ASSETS--100.0%               $  940,238

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(/1/)At May 31, 2001, the Portfolio owned restricted securities valued at approximately $91,895 (9.8% of net assets), with an aggregate cost basis of $103,135. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
------------------------------------------------------
 Principal
  Amount
 (in local               Maturity
 currency) Rate            Date    Value
------------------------------------------------------
                          International Bond Portfolio
 DEBT OBLIGATIONS--91.2%
 British Pound Sterling--10.7%
           Treasury of Great
           Britain,
   525     7.50%         12/7/06  $   822
 1,010     5.75          12/7/09    1,481
   400     8.00           6/7/21      770
                                  -------
                                    3,073
                                  -------
 Danish Krone--1.5%
           Kingdom of Denmark,
 3,500     8.00          3/15/06      445
                                  -------
 Euro--48.1%
           British
           Telecommunications
           PLC,
   600     6.13          2/15/06      511
           Buoni Poliennali Del
           Tesoro,
 1,000     5.00          6/15/03      856
 1,160     5.25          11/1/29      881
           Deutsche
           Bundesrepublik,
 1,200     5.38           1/4/10    1,032
    60     5.25           1/4/11       51
 1,000     6.25           1/4/24      897
           Federal Republic of
           Germany,
   400     3.25          2/17/04      329
           Ford Motor Credit
           Co.,
   600     5.63           2/2/04      512
           Fort James Corp.,
   600     4.75          6/29/04      474
           France Telecom,
   600     5.75          3/14/04      512
           Government of
           France,
   400     5.50          4/25/10      346
           Government of
           Mexico,
   600     7.38          3/13/08      507
           Hutchison Whampoa,
   600     5.50          3/16/06      500
           Invensys PLC,
   600     5.50           4/1/05      497
           Kingdom of Belgium,
   500     5.75          9/28/10      432
           KPN N.V.,
   600     6.05          6/13/03      510
           Marconi Corp. PLC,
   610     6.38          3/30/10      475
           Osprey Trust,
   600     6.38          1/15/03      519
           Republic of Germany,
   675     5.00          8/19/05      578
           Republic of
           Lithuania,
   600     7.88          4/14/03      526

           Description
-----------------------------------------------------
 Principal
  Amount
 (in local                           Maturity
 currency) Rate                        Date    Value
-----------------------------------------------------
           Republic of South Africa,
      600  6.75%                      5/19/06 $   513
           Royal KPN N.V.,
      900  7.25                       4/12/06     775
           Telkom South Africa Ltd.,
      600  7.13                       4/12/05     507
           TPSA Euro Finance,
      600   6.13                     10/27/04     507
           TXU Electrical Capital,
      600   7.00                     11/30/05     523
                                              -------
                                               13,770
                                              -------
 Japanese Yen--12.1%
           Fannie Mae,
  120,000   1.75                      3/26/08   1,081
           Government of Japan,
  268,000   1.80                      6/21/10   2,396
                                              -------
                                                3,477
                                              -------
 Swedish Krona--1.7%
           Kingdom of Sweden,
    4,200   9.00                      4/20/09     479
                                              -------
 United States Dollar--17.1%
           Corp Andina de Fomento,
    1,200   7.75                       3/1/04   1,243
           Ford Motor Credit Co.,
      600   6.70                      7/16/04     612
           Telus Corp.
      600   7.50                       1/6/07     604
           U.S. Treasury Note,
    1,200   5.25                      5/15/04   1,221
           WorldCom, Inc.,
      600   6.50                      5/15/04     602
      600   7.38                      1/15/06     609
                                              -------
                                                4,891
-----------------------------------------------------
 TOTAL DEBT OBLIGATIONS (Cost $27,687)         26,135
-----------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

           Description
------------------------------------------------------------
 Principal
  Amount
 (in local                       Maturity
 currency) Rate                    Date          Value
------------------------------------------------------------
                   International Bond Portfolio--(Continued)
 SHORT-TERM INVESTMENT--4.3%
  (Cost $1,218)
           Barclays Bank, Global Treasury
           Service, London, Eurodollar Time
           Deposit,
   1,218       4.22%                     6/1/01  $1,218
------------------------------------------------------------
 TOTAL INVESTMENTS--95.5%
  (Cost $28,905)                                $27,353
------------------------------------------------------------
 Other Assets, less Liabilities--4.5%             1,296
------------------------------------------------------------
 NET ASSETS--100.0%                             $28,649
------------------------------------------------------------
------------------------------------------------------------

Forward Foreign Currency Contracts:

At May 31, 2001, International Bond Portfolio had the following forward foreign currency contracts outstanding:

                                             Contract      Contract
                                              Amount        Amount
                                              (Local        (U.S.       Unrealized
Contract                        Delivery     Currency)     Dollars)     Gain/(Loss)
Type        Currency              Date        (000s)        (000s)        (000s)
-----------------------------------------------------------------------------------
Buy         Canadian Dollar     8/10/01          1,700      $1,100         $ (2)
Sell        Euro                8/10/01          3,456       2,978           52
Buy         Euro                8/10/01          1,755       1,500          (14)
Sell        British Pounds      8/10/01          1,599       2,274            7
Buy         British Pounds      8/10/01          1,000       1,425           (7)
Sell        Japanese Yen        8/10/01        178,782       1,500          (15)
Buy         Japanese Yen        8/10/01      1,027,000       8,546          159
-----------------------------------------------------------------------------------
Total                                                                      $180
-----------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
May 31, 2001
(All amounts in thousands, except net asset value per share)
(Unaudited)

                             U.S.       Short-                   U.S.
                          Government Intermediate Intermediate Treasury                         International
                          Securities     Bond         Bond       Index   Core Bond     Bond         Bond
                          Portfolio   Portfolio    Portfolio   Portfolio Portfolio  Portfolio     Portfolio
-------------------------------------------------------------------------------------------------------------
Assets:
Investments in
 securities, at cost       $104,028    $268,027     $39,650     $42,281  $206,437   $1,009,119     $28,905
-------------------------------------------------------------------------------------------------------------
Investments in
 securities, at value      $105,337    $270,114     $39,332     $42,899  $205,885   $1,000,314     $27,353
Cash and foreign
 currencies                       1           1           1         104         1        1,198         114
Receivables:
 Investment securities
  sold                        2,912          --         118          --        --           --       1,806
 Fund shares sold                --          --          --          --        --           53          --
 Interest                     1,162       2,667         410         471     1,796        9,000         517
 Administrator                    5           8           7           5        20           43           6
Deferred organization
 costs, net                      --          --           4          --        --           --          --
Other assets                     33          32          29          33         9           26          26
-------------------------------------------------------------------------------------------------------------
Total assets                109,450     272,822      39,901      43,512   207,711    1,010,634      29,822
-------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for:
 Investment securities
  purchased                   6,978          --         125          --    15,933       69,966       1,127
Accrued expenses:
 Advisory fees                   22          58           9           5        40          198          17
 Administration fees              9          23           3           4        16           79           4
 Transfer agent fees              1           2          --          --         2           11          --
 Custodian fees                   2           2          --           2         4            5           5
 Shareholder servicing
  fees                            1           2          --           2        --           27          --
Other liabilities                19          29          20          20        13          110          20
-------------------------------------------------------------------------------------------------------------
Total liabilities             7,032         116         157          33    16,008       70,396       1,173
-------------------------------------------------------------------------------------------------------------
Net assets                 $102,418    $272,706     $39,744     $43,479  $191,703     $940,238     $28,649
-------------------------------------------------------------------------------------------------------------
Analysis of net assets:
Paid-in capital            $101,666    $287,803     $43,307     $42,661  $192,283     $966,497     $31,947
Accumulated
 undistributed net
 investment income
 (loss)                         130         280          51          54       344        1,858      (1,678)
Accumulated net realized
 gains (losses) on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions         (687)    (17,464)     (3,296)        146      (372)     (19,312)       (226)
Net unrealized
 appreciation
 (depreciation) on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions        1,309       2,087        (318)        618      (552)      (8,805)     (1,372)
Net unrealized loss on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                      --          --          --          --        --           --         (22)
-------------------------------------------------------------------------------------------------------------
Net assets                 $102,418    $272,706     $39,744     $43,479  $191,703     $940,238     $28,649
-------------------------------------------------------------------------------------------------------------
Net assets
 Class A                   $101,461    $272,671     $39,718     $42,668  $191,703     $906,452     $28,649
 Class C                         --          --          --         766        --       33,622          --
 Class D                        957          35          26          45        --          164          --
-------------------------------------------------------------------------------------------------------------
Total shares outstanding
 (no par value),
 unlimited shares
 authorized
 Class A                      5,058      14,695       2,055       2,017    19,236       45,815       1,594
 Class C                         --          --          --          36        --        1,701          --
 Class D                         48           2           1           2        --            8          --
-------------------------------------------------------------------------------------------------------------
Net asset value,
 offering and redemption
 price per share
 Class A                     $20.06      $18.56      $19.33      $21.16     $9.97       $19.79      $17.97
 Class C                         --          --          --      $21.15     $9.97       $19.77          --
 Class D                     $20.00      $18.51      $19.33      $21.14     $9.97       $19.76          --
-------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended May 31, 2001
(All amounts in thousands)
(Unaudited)

                             U.S.       Short-                   U.S.
                          Government Intermediate Intermediate Treasury                          International
                          Securities     Bond         Bond       Index     Core Bond     Bond        Bond
                          Portfolio   Portfolio    Portfolio   Portfolio Portfolio (a) Portfolio   Portfolio
--------------------------------------------------------------------------------------------------------------
Investment income:          $2,880      $8,861       $1,179     $1,137      $2,036      $35,333       $747(b)
--------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees       289         834          112         78         192        3,115        132
Administration fees             48         139           19         20          32          519         22
Transfer agent fees              6          14            2          2           3           67          1
Custodian fees                   2          --            2          4           9           61         23
Registration fees                8          13           14          9          14           58         12
Professional fees                3           5            2          3           8           26          2
Amortization of deferred
 organization costs             --          --            2         --          --           --         --
Shareholder servicing
 fees                            1          --           --          1          --           26         --
Trustee fees and
 expenses                        1           3            1          1           2            9          1
Other                            8           5            8          8           4           19         10
--------------------------------------------------------------------------------------------------------------
Total expenses                 366       1,013          162        126         264        3,900        203
Less:
 Voluntary waivers of
  investment advisory
  fees                        (169)       (486)         (65)       (49)       (112)      (1,817)       (29)
 Expenses reimbursed by
  Administrator                (22)        (26)         (30)       (25)        (37)        (173)       (32)
--------------------------------------------------------------------------------------------------------------
Net expenses                   175         501           67         52         115        1,910        142
--------------------------------------------------------------------------------------------------------------
Net investment income        2,705       8,360        1,112      1,085       1,921       33,423        605
Net realized gains
 (losses) on:
 Investment transactions     1,068       2,451          103        448        (372)      21,463        454
 Foreign currency
  transactions                  --          --           --         --          --           --       (215)
Net change in unrealized
 appreciation
 (depreciation) on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions         709       2,549          394       (386)       (552)      (4,357)      (322)
Net change in unrealized
 losses on translation
 of other assets and
 liabilities denominated
 in foreign currencies          --          --           --         --          --           --       (121)
--------------------------------------------------------------------------------------------------------------
Net increase in net
 assets resulting from
 operations                 $4,482     $13,360       $1,609     $1,147        $997      $50,529       $401
--------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on March 29, 2001.
(b) Net of $2 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Six Months Ended May 31, 2001 (Unaudited) and the Year Ended November 30, 2000
(All amounts in thousands)

                                         U.S. Government         Short-
                                            Securities        Intermediate
                                            Portfolio        Bond Portfolio
                                         -----------------  ------------------
                                           2001     2000      2001      2000
-------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income                     $2,705   $5,551    $8,360   $16,345
 Net realized gains (losses) on
  investments, forward foreign currency
  contracts and foreign currency
  transactions                              1,068   (1,522)    2,451   (19,164)
 Net change in unrealized appreciation
  (depreciation) on investments, forward
  foreign currency contracts and foreign
  currency transactions                       709    2,369     2,549    18,156
 Net change in unrealized gains (losses)
  on translation of other assets and
  liabilities denominated in foreign
  currencies                                   --       --        --        --
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                   4,482    6,398    13,360    15,337
-------------------------------------------------------------------------------
Distributions to Class A shareholders:
 Net investment income                     (2,648)  (5,450)   (9,246)  (16,982)
-------------------------------------------------------------------------------
Distributions to Class C shareholders:
 Net investment income                         --       --        --        --
-------------------------------------------------------------------------------
Distributions to Class D shareholders:
 Net investment income                        (24)     (51)       (1)       (5)
-------------------------------------------------------------------------------
Class A share transactions:
 Proceeds from the sale of shares          14,609   25,582    98,367   221,201
 Reinvested distributions                   2,574    4,776     8,481    15,117
 Cost of shares redeemed                   (7,697) (28,762)  (86,343) (170,998)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from Class A share
transactions                                9,486    1,596    20,505    65,320
-------------------------------------------------------------------------------
Class C share transactions:
 Proceeds from the sale of shares              --       --        --        --
 Reinvested distributions                      --       --        --        --
 Cost of shares redeemed                       --       --        --        --
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from Class C share
transactions                                   --       --        --        --
-------------------------------------------------------------------------------
Class D share transactions:
 Proceeds from the sale of shares             104      357         3         3
 Reinvested distributions                      24       46         1         5
 Cost of shares redeemed                      (64)    (347)       --       (97)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from Class D share
transactions                                   64       56         4       (89)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets      11,360    2,549    24,622    63,581
Net assets--beginning of period            91,058   88,509   248,084   184,503
-------------------------------------------------------------------------------
Net assets--end of period                $102,418  $91,058  $272,706  $248,084
-------------------------------------------------------------------------------
Undistributed net investment income
(loss)                                       $130      $97      $280    $1,167
-------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Intermediate
     Bond          U.S. Treasury    Core Bond          Bond            International
   Portfolio      Index Portfolio   Portfolio       Portfolio         Bond Portfolio
----------------  ----------------  ---------  ---------------------  ----------------
 2001     2000     2001     2000    2001 (a)     2001        2000      2001     2000
---------------------------------------------------------------------------------------
 $1,112   $2,984   $1,085   $1,726    $1,921     $33,423     $74,063     $605   $1,141

    103   (1,486)     448     (239)     (372)     21,463     (35,238)     239   (3,678)
    394    1,564     (386)   1,614      (552)     (4,357)     46,871     (322)     562
     --       --       --       --        --          --          --     (121)     131
---------------------------------------------------------------------------------------
  1,609    3,062    1,147    3,101       997      50,529      85,696      401   (1,844)
---------------------------------------------------------------------------------------

 (1,101)  (3,015)  (1,059)  (1,704)   (1,577)    (32,364)    (71,296)      --       --
---------------------------------------------------------------------------------------

     --       --      (17)     (19)       --      (1,056)     (3,290)      --       --
---------------------------------------------------------------------------------------

     (1)      (2)      (2)      (7)       --          (5)        (30)      --       --
---------------------------------------------------------------------------------------

 17,577   10,072   25,363   37,853   198,398     126,648     311,600      706    3,446
    930    2,685      768    1,080     1,577      28,899      63,474       --       --
 (8,245) (33,267) (18,516) (27,336)   (7,692)   (300,104)   (230,704)  (1,363)  (1,094)
---------------------------------------------------------------------------------------
 10,262  (20,510)   7,615   11,597   192,283    (144,557)    144,370     (657)   2,352
---------------------------------------------------------------------------------------

     --       --      656      888        --       6,491      12,544       --       --
     --       --       17       19        --       1,056       3,289       --       --
     --       --     (241)    (779)       --     (14,381)    (38,652)      --       --
---------------------------------------------------------------------------------------
     --       --      432      128        --      (6,834)    (22,819)      --       --
---------------------------------------------------------------------------------------

     --       --        9       88        --          45          88       --       --
      1        2        2        7        --           5          30       --       --
     (3)      --      (85)    (158)       --         (32)     (1,457)      --       --
---------------------------------------------------------------------------------------
     (2)       2      (74)     (63)       --          18      (1,339)      --       --
---------------------------------------------------------------------------------------
 10,767  (20,463)   8,042   13,033   191,703    (134,269)    131,292     (256)     508
 28,977   49,440   35,437   22,404        --   1,074,507     943,215   28,905   28,397
---------------------------------------------------------------------------------------
$39,744  $28,977  $43,479  $35,437  $191,703    $940,238  $1,074,507  $28,649  $28,905
---------------------------------------------------------------------------------------
    $51      $41      $54      $47      $344      $1,858      $1,860  $(1,678) $(2,283)
---------------------------------------------------------------------------------------

(a) Commenced investment operations on March 29, 2001.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
U.S. Government Securities Portfolio

                                              Class A
                          -----------------------------------------------------
                            2001     2000     1999     1998     1997     1996
--------------------------------------------------------------------------------
Net asset value, begin-
 ning of period             $19.67   $19.48   $20.27   $19.99   $20.07   $20.08
Income (loss) from in-
 vestment operations:
 Net investment income        0.56     1.14     0.99     1.17     1.21     1.02
 Net realized and
  unrealized gain (loss)      0.38     0.18    (0.51)    0.26    (0.07)   (0.01)
--------------------------------------------------------------------------------
Total income from in-
 vestment operations          0.94     1.32     0.48     1.43     1.14     1.01
--------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income       (0.55)   (1.13)   (0.98)   (1.15)   (1.22)   (1.02)
 Net realized gain              --       --    (0.29)      --       --       --
--------------------------------------------------------------------------------
Total distributions to
 shareholders                (0.55)   (1.13)   (1.27)   (1.15)   (1.22)   (1.02)
--------------------------------------------------------------------------------
Net increase (decrease)       0.39     0.19    (0.79)    0.28    (0.08)   (0.01)
--------------------------------------------------------------------------------
Net asset value, end of
 period                     $20.06   $19.67   $19.48   $20.27   $19.99   $20.07
--------------------------------------------------------------------------------
Total return (a)              4.84%    7.03%    2.43%    7.36%    5.93%    5.15%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements      0.36%    0.36%    0.36%    0.36%    0.36%    0.36%
 Expenses, before waiv-
  ers and reimbursements      0.76%    0.81%    0.77%    0.86%    0.85%    0.94%
 Net investment income,
  net of waivers and re-
  imbursements                5.62%    5.87%    5.14%    6.01%    5.86%    5.22%
 Net investment income,
  before waivers and re-
  imbursements                5.22%    5.42%    4.73%    5.51%    5.37%    4.64%
Portfolio turnover rate      80.38%  139.01%   50.70%  115.55%   95.73%  119.75%
Net assets at end of pe-
 riod (in thousands)      $101,461  $90,182  $87,699  $48,317  $43,073  $92,351
--------------------------------------------------------------------------------

                                              Class D
                          -----------------------------------------------------
                            2001     2000     1999     1998     1997     1996
--------------------------------------------------------------------------------
Net asset value, begin-
 ning of period             $19.62   $19.43   $20.22   $19.94   $20.03   $20.04
Income from investment
 operations:
 Net investment income        0.52     1.08     0.93     1.08     1.16     0.96
 Net realized and
  unrealized gain (loss)      0.38     0.17    (0.53)    0.28    (0.10)   (0.03)
--------------------------------------------------------------------------------
Total income from in-
 vestment operations          0.90     1.25     0.40     1.36     1.06     0.93
--------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income       (0.52)   (1.06)   (0.90)   (1.08)   (1.15)   (0.94)
 Net realized gain              --       --    (0.29)      --       --       --
--------------------------------------------------------------------------------
Total distributions to
 shareholders                (0.52)   (1.06)   (1.19)   (1.08)   (1.15)   (0.94)
--------------------------------------------------------------------------------
Net increase (decrease)       0.38     0.19    (0.79)    0.28    (0.09)   (0.01)
--------------------------------------------------------------------------------
Net asset value, end of
 period                     $20.00   $19.62   $19.43   $20.22   $19.94   $20.03
--------------------------------------------------------------------------------
Total return (a)              4.62%    6.65%    1.95%    6.96%    5.52%    4.77%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements      0.75%    0.75%    0.75%    0.75%    0.75%    0.75%
 Expenses, before waiv-
  ers and reimbursements      1.15%    1.20%    1.16%    1.25%    1.24%    1.33%
 Net investment income,
  net of waivers and
  reimbursements              5.23%    5.48%    4.75%    5.55%    5.50%    4.83%
 Net investment income,
  before waivers and
  reimbursements              4.83%    5.03%    4.34%    5.05%    5.01%    4.25%
Portfolio turnover rate      80.38%  139.01%   50.70%  115.55%   95.73%  119.75%
Net assets at end of pe-
 riod (in thousands)          $957     $876     $810   $1,224     $312     $225
--------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
Short-Intermediate Bond Portfolio

                                                 Class A
                          ----------------------------------------------------------
                            2001      2000      1999      1998      1997      1996
-------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period             $18.28    $18.50    $20.03    $20.36    $20.70    $20.73
Income (loss) from in-
 vestment operations:
 Net investment income        0.55      1.36      1.79      1.84      1.46      1.14
 Net realized and
  unrealized gain (loss)      0.35     (0.13)    (1.36)    (0.36)    (0.29)    (0.01)
-------------------------------------------------------------------------------------
Total income from in-
 vestment operations          0.90      1.23      0.43      1.48      1.17      1.13
-------------------------------------------------------------------------------------
Distributions to share-
holders from:
 Net investment income       (0.62)    (1.45)    (1.69)    (1.78)    (1.46)    (1.16)
 Net realized gain              --        --     (0.27)    (0.03)    (0.05)       --
-------------------------------------------------------------------------------------
Total distributions to
 shareholders                (0.62)    (1.45)    (1.96)    (1.81)    (1.51)    (1.16)
-------------------------------------------------------------------------------------
Net increase (decrease)       0.28     (0.22)    (1.53)    (0.33)    (0.34)    (0.03)
-------------------------------------------------------------------------------------
Net asset value, end of
 period                     $18.56    $18.28    $18.50    $20.03    $20.36    $20.70
-------------------------------------------------------------------------------------
Total return (a)              4.97%     7.01%     2.25%     7.50%     5.95%     5.68%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements      0.36%     0.36%     0.36%     0.36%     0.36%     0.36%
 Expenses, before waiv-
  ers and reimbursements      0.73%     0.77%     0.76%     0.76%     0.81%     0.88%
 Net investment income,
  net of waivers and re-
  imbursements                6.01%     7.56%     9.35%     9.61%     7.68%     5.83%
 Net investment income,
  before waivers and re-
  imbursements                5.64%     7.15%     8.95%     9.21%     7.23%     5.31%
Portfolio turnover rate      57.79%    48.97%    88.29%    89.97%    48.49%    47.68%
Net assets at end of pe-
 riod (in thousands)      $272,671  $248,054  $184,382  $182,999  $201,457  $153,675
-------------------------------------------------------------------------------------
                                                 Class D
                          ----------------------------------------------------------
                          2001 (c)  2000 (c)  1999 (c)    1998      1997      1996
-------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period             $18.24    $18.45    $19.97    $20.31    $20.66    $20.71
Income (loss) from in-
 vestment operations:
 Net investment income
  (loss)                      0.51      1.31      1.79      1.78      1.43      1.07
 Net realized and
  unrealized gain (loss)      0.34     (0.16)    (1.43)    (0.40)    (0.34)    (0.02)
-------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        0.85      1.15      0.36      1.38      1.09      1.05
-------------------------------------------------------------------------------------
Distributions to share-
holders from:
 Net investment income       (0.58)    (1.36)    (1.61)    (1.69)    (1.39)    (1.10)
 Net realized gain              --        --     (0.27)    (0.03)    (0.05)       --
-------------------------------------------------------------------------------------
Total distributions to
 shareholders                (0.58)    (1.36)    (1.88)    (1.72)    (1.44)    (1.10)
-------------------------------------------------------------------------------------
Net increase (decrease)       0.27     (0.21)    (1.52)    (0.34)    (0.35)    (0.05)
-------------------------------------------------------------------------------------
Net asset value, end of
 period                     $18.51    $18.24    $18.45    $19.97    $20.31    $20.66
-------------------------------------------------------------------------------------
Total return (a)              4.74%     6.59%     1.84%     7.08%     5.54%     5.22%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements      0.75%     0.75%     0.75%     0.75%     0.75%     0.75%
 Expenses, before waiv-
  ers and reimbursements      1.12%     1.16%     1.15%     1.15%     1.20%     1.27%
 Net investment income,
  net of waivers and re-
  imbursements                5.62%     7.17%     8.96%     9.31%     7.48%     4.96%
 Net investment income,
  before waivers and re-
  imbursements                5.25%     6.76%     8.56%     8.91%     7.03%     4.44%
Portfolio turnover rate      57.79%    48.97%    88.29%    89.97%    48.49%    47.68%
Net assets at end of pe-
 riod (in thousands)           $35       $30      $121      $824      $891      $343
-------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Financial highlights for the periods ended were calculated using the average shares outstanding method.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
Intermediate Bond Portfolio

                                            Class A
                            ---------------------------------------------------
                             2001     2000        1999        1998     1997 (d)
--------------------------------------------------------------------------------
Net asset value, beginning
 of period                   $18.99   $18.98      $20.15      $19.89    $20.00
Income (loss) from invest-
 ment operations:
 Net investment income         0.56     1.26        1.10        1.19      0.38
 Net realized and
  unrealized gain (loss)       0.34     0.01       (1.05)       0.27     (0.15)
--------------------------------------------------------------------------------
Total income from invest-
 ment operations               0.90     1.27        0.05        1.46      0.23
--------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income        (0.56)   (1.26)      (1.10)      (1.20)    (0.34)
 Net realized gain               --       --       (0.12)         --        --
--------------------------------------------------------------------------------
Total distributions to
 shareholders                 (0.56)   (1.26)      (1.22)      (1.20)    (0.34)
--------------------------------------------------------------------------------
Net increase (decrease)        0.34     0.01       (1.17)       0.26     (0.11)
--------------------------------------------------------------------------------
Net asset value, end of
 period                      $19.33   $18.99      $18.98      $20.15    $19.89
--------------------------------------------------------------------------------
Total return (a)               4.79%    7.00%       0.25%       7.55%     1.17%
Ratio to average net as-
 sets of (b):
 Expenses, net of waivers
  and reimbursements           0.36%    0.37%(c)    0.36%       0.36%     0.36%
 Expenses, before waivers
  and reimbursements           0.87%    0.94%       0.80%       1.09%     2.28%
 Net investment income,
  net of waivers and reim-
  bursements                   5.97%    6.37%       5.65%       6.19%     5.87%
 Net investment income,
  before waivers and reim-
  bursements                   5.46%    5.80%       5.21%       5.46%     3.95%
Portfolio turnover rate       98.57%   60.37%     193.44%      93.40%    56.99%
Net assets at end of pe-
 riod (in thousands)        $39,718  $28,950     $49,414     $30,439   $11,997
--------------------------------------------------------------------------------

                                                 Class D
                                     ------------------------------------------
                                      2001        2000        1999     1998 (e)
--------------------------------------------------------------------------------
Net asset value, beginning
 of period                            $18.96      $18.95      $20.13    $20.46
Income (loss) from invest-
 ment operations:
 Net investment income                  0.54        1.11        1.06      0.18
 Net realized and
  unrealized gain (loss)                0.36        0.09       (1.10)    (0.32)
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations                  0.90        1.20       (0.04)    (0.14)
--------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income                 (0.53)      (1.19)      (1.02)    (0.19)
 Net realized gain                        --          --       (0.12)       --
--------------------------------------------------------------------------------
Total distributions to
 shareholders                          (0.53)      (1.19)      (1.14)    (0.19)
--------------------------------------------------------------------------------
Net increase (decrease)                 0.37        0.01       (1.18)    (0.33)
--------------------------------------------------------------------------------
Net asset value, end of
 period                               $19.33      $18.96      $18.95    $20.13
--------------------------------------------------------------------------------
Total return (a)                        4.77%       6.62%      (0.21)%   (0.70)%
Ratio to average net as-
 sets of (b):
 Expenses, net of waivers
  and reimbursements                    0.75%       0.76%(c)    0.75%     0.75%
 Expenses, before waivers
  and reimbursements                    1.26%       1.33%       1.19%     1.48%
 Net investment income,
  net of waivers and reim-
  bursements                            5.58%       5.98%       5.26%     5.69%
 Net investment income,
  before waivers and reim-
  bursements                            5.07%       5.41%       4.82%     4.96%
Portfolio turnover rate                98.57%      60.37%     193.44%    93.40%
Net assets at end of pe-
 riod (in thousands)                     $26         $27         $26       $41
--------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Expense ratio, net of waivers and reimbursements, for the year would have been 0.36% and 0.75% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
(d) For the period August 1, 1997 (commencement of operations) through November 30, 1997.
(e) For the period October 2, 1998 (commencement of operations) through November 30, 1998.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
U.S. Treasury Index Portfolio

                                              Class A
                          -----------------------------------------------------
                           2001     2000     1999      1998     1997     1996
--------------------------------------------------------------------------------
Net asset value, begin-
 ning of period            $21.06   $20.25   $21.77    $20.81   $20.60   $20.78
Income (loss) from in-
 vestment operations:
 Net investment income       0.58     1.19     1.09      1.23     1.26     1.19
 Net realized and
  unrealized gain (loss)     0.10     0.83    (1.54)     0.97     0.20    (0.18)
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations       0.68     2.02    (0.45)     2.20     1.46     1.01
--------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income      (0.58)   (1.21)   (1.07)    (1.24)   (1.25)   (1.19)
--------------------------------------------------------------------------------
Net increase (decrease)      0.10     0.81    (1.52)     0.96     0.21    (0.18)
--------------------------------------------------------------------------------
Net asset value, end of
 period                    $21.16   $21.06   $20.25    $21.77   $20.81   $20.60
--------------------------------------------------------------------------------
Total return (a)             3.23%   10.31%   (2.10)%   10.92%    7.44%    5.10%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements     0.26%    0.26%    0.26%     0.26%    0.26%    0.26%
 Expenses, before waiv-
  ers and reimbursements     0.64%    0.84%    0.77%     0.77%    0.82%    1.04%
 Net investment income,
  net of waivers and re-
  imbursements               5.54%    5.86%    5.24%     5.73%    6.36%    5.93%
 Net investment income,
  before waivers and re-
  imbursements               5.16%    5.28%    4.73%     5.22%    5.80%    5.15%
Portfolio turnover rate     50.58%  110.97%   84.77%    69.84%   72.61%   42.49%
Net assets at end of pe-
 riod (in thousands)      $42,668  $34,979  $22,033   $22,085  $33,839  $26,273
--------------------------------------------------------------------------------

                                                        Class C
                                           -----------------------------------
                                           2001 (c) 2000 (c)  1999    1998 (d)
----------------------------------------------------------------------------------------------
Net asset value, beginning of pe-
 riod                                       $21.09   $20.25  $21.81    $22.28
Income (loss) from investment operations:
 Net investment income                        0.57     1.21    0.96      0.21
 Net realized and unrealized gain
  (loss)                                      0.05     0.79   (1.50)    (0.52)
----------------------------------------------------------------------------------------------
Total income (loss) from investment
 operations                                   0.62     2.00   (0.54)    (0.31)
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                       (0.56)   (1.16)  (1.02)    (0.16)
----------------------------------------------------------------------------------------------
Net increase (decrease)                       0.06     0.84   (1.56)    (0.47)
----------------------------------------------------------------------------------------------
Net asset value, end of period              $21.15   $21.09  $20.25    $21.81
----------------------------------------------------------------------------------------------
Total return (a)                              2.93%   10.21%  (2.49)%   (1.39)%
Ratio to average net assets of (b):
 Expenses, net of waivers and
  reimbursements                              0.50%    0.50%   0.50%     0.50%
 Expenses, before waivers and
  reimbursements                              0.88%    1.08%   1.01%     1.01%
 Net investment income, net of
  waivers and
  reimbursements                              5.30%    5.62%   5.00%     5.22%
 Net investment income, before
  waivers and
  reimbursements                              4.92%    5.04%   4.49%     4.71%
Portfolio turnover rate                      50.58%  110.97%  84.77%    69.84%
Net assets at end of period (in
 thousands)                                   $766     $341    $194       $17
----------------------------------------------------------------------------------------------
                                                               Class D
                                           ---------------------------------------------------
                                           2001 (c) 2000 (c) 1999 (c)   1998    1997    1996
----------------------------------------------------------------------------------------------
Net asset value, beginning of pe-
 riod                                       $21.04   $20.22   $21.74   $20.77  $20.57  $20.75
Income (loss) from investment operations:
 Net investment income                        0.53     1.12     1.05     1.13    1.20    1.17
 Net realized and unrealized gain
  (loss)                                      0.10     0.83    (1.59)    1.00    0.18   (0.24)
----------------------------------------------------------------------------------------------
Total income (loss) from investment
 operations                                   0.63     1.95    (0.54)    2.13    1.38    0.93
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                       (0.53)   (1.13)   (0.98)   (1.16)  (1.18)  (1.11)
----------------------------------------------------------------------------------------------
Net increase (decrease)                       0.10     0.82    (1.52)    0.97    0.20   (0.18)
----------------------------------------------------------------------------------------------
Net asset value, end of period              $21.14   $21.04   $20.22   $21.74  $20.77  $20.57
----------------------------------------------------------------------------------------------
Total return (a)                              3.03%    9.97%   (2.50)%  10.50%   7.03%   4.72%
Ratio to average net assets of (b):
 Expenses, net of waivers and
  reimbursements                              0.65%    0.65%    0.65%    0.65%   0.65%   0.65%
 Expenses, before waivers and
  reimbursements                              1.03%    1.23%    1.16%    1.16%   1.21%   1.43%
 Net investment income, net of
  waivers and
  reimbursements                              5.15%    5.47%    4.85%    5.35%   6.07%   5.57%
 Net investment income, before
  waivers and
  reimbursements                              4.77%    4.89%    4.34%    4.84%   5.51%   4.79%
Portfolio turnover rate                      50.58%  110.97%   84.77%   69.84%  72.61%  42.49%
Net assets at end of period (in
 thousands)                                    $45     $117     $177   $1,721  $1,707    $848
----------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Financial highlights for the years ended were calculated using the average shares outstanding method.
(d) For the period October 6, 1998 (commencement of operations) through November 30, 1998.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Period Ended May 31, 2001 (Unaudited)
Core Bond Portfolio

                                                          Class A

                                                          2001 (c)
-------------------------------------------------------------------
Net asset value, beginning of period                        $10.00
Income (loss) from investment operations:
 Net investment income                                        0.10
 Net realized and unrealized loss                            (0.05)
-------------------------------------------------------------------
Total income from investment operations                       0.05
-------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                       (0.08)
-------------------------------------------------------------------
Net decrease                                                 (0.03)
-------------------------------------------------------------------
Net asset value, end of period                               $9.97
-------------------------------------------------------------------
Total return (a)                                              0.54%
Ratio to average net assets of (b):
 Expenses, net of waivers and reimbursements                  0.36%
 Expenses, before waivers and reimbursements                  0.82%
 Net investment income, net of waivers and reimbursements     6.00%
 Net investment income, before waivers and reimbursements     5.54%
Portfolio turnover rate                                      40.54%
Net assets at end of period (in thousands)                $191,703
-------------------------------------------------------------------

                                                          Class C  Class D

                                                                   -------
                                                          2001 (c) 2001 (c)
---------------------------------------------------------------------------
Net asset value, beginning of period                       $10.00   $10.00
Income (loss) from investment operations:
 Net investment income                                       0.10     0.10
 Net realized and unrealized loss                           (0.05)   (0.05)
---------------------------------------------------------------------------
Total income from investment operations                      0.05     0.05
---------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                      (0.08)   (0.08)
---------------------------------------------------------------------------
Net decrease                                                (0.03)   (0.03)
---------------------------------------------------------------------------
Net asset value, end of period                              $9.97    $9.97
---------------------------------------------------------------------------
Total return (a)                                             0.54%    0.54%
Ratio to average net assets of (b):
 Expenses, net of waivers and reimbursements                 0.60%    0.75%
 Expenses, before waivers and reimbursements                 1.06%    1.21%
 Net investment income, net of waivers and reimbursements    5.76%    5.61%
 Net investment income, before waivers and reimbursements    5.30%    5.15%
Portfolio turnover rate                                     40.54%   40.54%
Net assets at end of period (in thousands)                 $  --    $  --
---------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period March 29, 2001 (commencement of operations) through May 31, 2001.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
Bond Portfolio

                                                  Class A
                          -------------------------------------------------------------
                            2001       2000       1999       1998      1997      1996
----------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period             $19.49      $19.31    $21.61     $21.08    $20.77    $20.96
Income (loss) from in-
 vestment operations:
 Net investment income        0.64        1.37      1.35       1.47      1.34      1.29
 Net realized and
  unrealized gain (loss)      0.30        0.21     (1.63)      0.62      0.29     (0.19)
----------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        0.94        1.58     (0.28)      2.09      1.63      1.10
----------------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income       (0.64)      (1.40)    (1.34)     (1.44)    (1.32)    (1.26)
 Net realized gain              --          --     (0.68)     (0.12)       --        --
 Return of capital              --          --        --         --        --     (0.03)
----------------------------------------------------------------------------------------
Total distributions to
 shareholders                (0.64)      (1.40)    (2.02)     (1.56)    (1.32)    (1.29)
----------------------------------------------------------------------------------------
Net increase (decrease)       0.30        0.18     (2.30)      0.53      0.31     (0.19)
----------------------------------------------------------------------------------------
Net asset value, end of
 period                     $19.79      $19.49    $19.31     $21.61    $21.08    $20.77
----------------------------------------------------------------------------------------
Total return (a)              4.87%       8.56%    (1.35)%    10.31%     8.17%     5.57%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements      0.36%       0.36%     0.36%      0.36%     0.36%     0.36%
 Expenses, before waiv-
  ers and reimbursements      0.74%       0.74%     0.74%      0.75%     0.77%     0.84%
 Net investment income,
  net of waivers and re-
  imbursements                6.44%       7.23%     6.95%      7.07%     6.66%     6.39%
 Net investment income,
  before waivers and re-
  imbursements                6.06%       6.85%     6.57%      6.68%     6.25%     5.91%
Portfolio turnover rate     163.63%     143.72%    72.61%     84.80%    76.30%   101.38%
Net assets at end of pe-
 riod (in thousands)      $906,452  $1,034,495  $879,161   $605,517  $460,514  $366,850
----------------------------------------------------------------------------------------

                                                   Class C
                               ----------------------------------------------------
                                2001    2000(c)   1999     1998     1997     1996
-------------------------------------------------------------------------------------
Net asset value, beginning of
 period                         $19.48   $19.30   $21.60   $21.07   $20.78   $20.96
Income (loss)
 from investment
 operations:
 Net investment
  income                          0.62     1.31     1.32     1.42     1.29     1.25
 Net realized
  and unrealized
  gain (loss)                     0.29     0.22    (1.65)    0.62     0.28    (0.18)
-------------------------------------------------------------------------------------
Total income
 (loss) from
 investment
 operations                       0.91     1.53    (0.33)    2.04     1.57     1.07
-------------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment
  income                         (0.62)   (1.35)   (1.29)   (1.39)   (1.28)   (1.22)
 Net realized
  gain                              --       --    (0.68)   (0.12)      --       --
 Return of capi-
  tal                               --       --       --       --       --    (0.03)
-------------------------------------------------------------------------------------
Total distribu-
 tions to share-
 holders                         (0.62)   (1.35)   (1.97)   (1.51)   (1.28)   (1.25)
-------------------------------------------------------------------------------------
Net increase
 (decrease)                       0.29     0.18    (2.30)    0.53     0.29    (0.18)
-------------------------------------------------------------------------------------
Net asset value,
 end of period                  $19.77   $19.48   $19.30   $21.60   $21.07   $20.78
-------------------------------------------------------------------------------------
Total return (a)                  4.70%    8.33%  (1.59)%   10.04%    7.88%    5.33%
Ratio to average
 net assets of
 (b):
 Expenses, net
  of waivers and
  reimbursements                  0.60%    0.60%    0.60%    0.60%    0.60%    0.60%
 Expenses,
  before waivers
  and
  reimbursements                  0.98%    0.98%    0.98%    0.99%    1.01%    1.08%
 Net investment
  income, net of
  waivers and
  reimbursements                  6.20%    6.99%    6.71%    6.83%    6.39%    6.09%
 Net investment
  income, before
  waivers and
  reimbursements                  5.82%    6.61%    6.33%    6.44%    5.98%    5.61%
Portfolio
 turnover rate                  163.63%  143.72%   72.61%   84.80%   76.30%  101.38%
Net assets at
 end of period
 (in thousands)                $33,622  $39,868  $62,557  $61,450  $50,554   $7,342
-------------------------------------------------------------------------------------
                                                   Class D
                               ------------------------------------------------------
                                2001   2000(c)   1999     1998    1997    1996
-------------------------------------------------------------------------------------
Net asset value, beginning of
 period                        $19.47  $19.28   $21.58   $21.05  $20.76   $20.94
Income (loss)
 from investment
 operations:
 Net investment
  income                         0.60    1.23     1.31     1.38    1.24     1.22
 Net realized
  and unrealized
  gain (loss)                    0.29    0.23    (1.67)    0.63    0.30    (0.18)
-------------------------------------------------------------------------------------
Total income
 (loss) from
 investment
 operations                      0.89    1.46    (0.36)    2.01    1.54     1.04
-------------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment
  income                        (0.60)  (1.27)   (1.26)   (1.36)  (1.25)   (1.19)
 Net realized
  gain                             --      --    (0.68)   (0.12)     --       --
 Return of capi-
  tal                              --      --       --       --      --    (0.03)
-------------------------------------------------------------------------------------
Total distribu-
 tions to share-
 holders                        (0.60)  (1.27)   (1.94)   (1.48)  (1.25)   (1.22)
-------------------------------------------------------------------------------------
Net increase
 (decrease)                      0.29    0.19    (2.30)    0.53    0.29    (0.18)
-------------------------------------------------------------------------------------
Net asset value,
 end of period                 $19.76  $19.47   $19.28   $21.58  $21.05   $20.76
-------------------------------------------------------------------------------------
Total return (a)                 4.64%   7.92%   (1.74)%   9.89%   7.74%    5.17%
Ratio to average
 net assets of
 (b):
 Expenses, net
  of waivers and
  reimbursements                 0.75%   0.75%    0.75%    0.75%   0.75%    0.75%
 Expenses,
  before waivers
  and
  reimbursements                 1.13%   1.13%    1.13%    1.14%   1.16%    1.23%
 Net investment
  income, net of
  waivers and
  reimbursements                 6.05%   6.84%    6.56%    6.70%   6.27%    5.99%
 Net investment
  income, before
  waivers and
  reimbursements                 5.67%   6.46%    6.18%    6.31%   5.86%    5.51%
Portfolio
 turnover rate                 163.63% 143.72%   72.61%   84.80%  76.30%  101.38%
Net assets at
 end of period
 (in thousands)                  $164    $144   $1,497   $2,039    $601     $220
-------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Financial highlights for the year ended were calculated using the average shares outstanding method.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
International Bond Portfolio

                                              Class A
                          ----------------------------------------------------------
                           2001        2000      1999      1998     1997      1996
-------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period            $17.74      $18.86    $21.35    $20.13   $22.16    $21.74
Income (loss) from in-
 vestment operations:
 Net investment income
  (loss)                     0.35       (1.38)     0.96      0.98     1.02      1.54
 Net realized and
  unrealized gain (loss)    (0.12)       0.26     (2.07)     1.33    (1.70)     0.43
-------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       0.23       (1.12)    (1.11)     2.31    (0.68)     1.97
-------------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income
  (a)                          --          --     (1.24)    (0.79)   (1.01)    (1.55)
 Net realized gain             --          --     (0.14)    (0.30)   (0.34)       --
-------------------------------------------------------------------------------------
Total distributions to
 shareholders                  --          --     (1.38)    (1.09)   (1.35)    (1.55)
-------------------------------------------------------------------------------------
Net increase (decrease)      0.23       (1.12)    (2.49)     1.22    (2.03)     0.42
-------------------------------------------------------------------------------------
Net asset value, end of
 period                    $17.97      $17.74    $18.86    $21.35   $20.13    $22.16
-------------------------------------------------------------------------------------
Total return (b)             1.30%      (5.94)%   (5.76)%   11.85%   (3.02)%    9.47%
Ratio to average net as-
 sets of (c):
 Expenses, net of waiv-
  ers and reimbursements     0.97%(d)    0.96%     0.96%     0.96%    0.96%     0.96%
 Expenses, before waiv-
  ers and reimbursements     1.39%       1.54%     1.44%     1.52%    1.52%     1.58%
 Net investment income,
  net of waivers and re-
  imbursements               4.11%       3.86%     4.89%     5.27%    5.61%     5.91%
 Net investment income,
  before waivers and re-
  imbursements               3.69%       3.28%     4.41%     4.71%    5.05%     5.29%
Portfolio turnover rate     98.57%     179.26%    17.85%    23.76%   29.29%    33.89%
Net assets at end of pe-
 riod (in thousands)      $28,649     $28,905   $28,397   $28,568  $26,383   $34,183
-------------------------------------------------------------------------------------

(a) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(b) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.
(d) Expense ratio, net of waivers and reimbursements, for the period would have been 0.96% absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares Description                                     Value
--------------------------------------------------------------
                               Balanced Portfolio
 COMMON STOCKS--44.4%
 Advertising--0.6%
 15,900 Lamar Advertising Co., Class A*                $   660
                                                       -------
 Aerospace/Defense--1.2%
 12,900 Lockheed Martin Corp.                              494
  9,400 United Technologies Corp.                          783
                                                       -------
                                                         1,277
                                                       -------
 Airlines--0.4%
 22,200 Southwest Airlines Co.                             444
                                                       -------
 Auto Manufacturers--0.4%
  7,800 General Motors Corp.                               444
                                                       -------
 Banks--0.6%
  3,527 Fifth Third Bancorp                                208
  8,500 Wells Fargo & Co.                                  400
                                                       -------
                                                           608
                                                       -------
 Beverages--0.8%
 17,800 PepsiCo, Inc.                                      797
                                                       -------
 Computers--1.5%
  9,500 Affiliated Computer Services, Inc., Class A*       686
  6,500 Compaq Computer Corp.                              104
  8,000 Computer Sciences Corp.*                           336
  7,100 EMC Corp.*                                         224
 10,900 Sun Microsystems, Inc.*                            180
                                                       -------
                                                         1,530
                                                       -------
 Diversified Financial Services--4.9%
 12,300 American Express Co.                               518
 21,800 Citigroup, Inc.                                  1,117
  7,800 Fannie Mae                                         643
  5,500 Freddie Mac                                        364
 12,200 Household International, Inc.                      801
 11,300 MBNA Corp.                                         407
  4,400 Merrill Lynch & Co., Inc.                          286
  7,100 Morgan Stanley Dean Witter & Co.                   462
  6,600 Providian Financial Corp.                          375
                                                       -------
                                                         4,973
                                                       -------
 Electric--1.1%
  5,500 AES Corp.                                          250
  7,600 Duke Energy Corp.                                  347
 17,600 NiSource, Inc.                                     551
                                                       -------
                                                         1,148
                                                       -------
 Electronics--0.6%
  9,600 Flextronics International Ltd.*                    242
  5,400 Sanmina Corp.*                                     146
 11,600 Solectron Corp.*                                   251
                                                       -------
                                                           639
                                                       -------


 Shares Description                                  Value

------------------------------------------------------------
 Energy-Alternate Sources--0.2%
  5,700 Mirant Corp.*                               $    224
                                                    --------
 Forest Products & Paper--0.5%
 13,200 International Paper Co.                          505
                                                    --------
 Healthcare-Products--1.9%
 12,600 Baxter International, Inc.                       622
  8,000 Guidant Corp.                                    301
 12,000 Henry Schein, Inc.*                              453
  6,200 Johnson & Johnson Co.                            601
                                                    --------
                                                       1,977
                                                    --------
 Healthcare-Services--0.6%
 13,000 Tenet Healthcare Corp.*                          591
                                                    --------
 Insurance--1.5%
  9,050 American International Group, Inc.               733
 15,800 Gallagher (Arthur J.) & Co.                      435
  3,300 Marsh & McLennan Cos., Inc.                      346
                                                    --------
                                                       1,514
                                                    --------
 Internet--0.3%
 14,200 Schwab (Charles) Corp.                           267
                                                    --------
 Lodging--0.4%
 11,500 Starwood Hotels & Resorts Worldwide, Inc.        435
                                                    --------
 Media--2.4%
 15,550 AOL Time Warner, Inc.*                           812
  8,700 Clear Channel Communications, Inc.*              530
 10,900 Comcast Corp., Class A                           446
  7,700 Disney (The Walt) Co.                            244
 17,000 USA Networks, Inc.*                              440
                                                    --------
                                                       2,472
                                                    --------
 Mining--0.5%
 11,000 Alcoa, Inc.                                      475
                                                    --------
 Miscellaneous Manufacturing--3.6%
 11,000 Danaher Corp.                                    693
 31,700 General Electric Co.                           1,553
  4,400 Minnesota Mining & Manufacturing Co.             522
 15,200 Tyco International Ltd.                          873
                                                    --------
                                                       3,641
                                                    --------
 Oil & Gas Producers--2.2%
  6,700 Chevron Corp.                                    644
  7,000 Ensco International, Inc.                        225
  7,000 Exxon Mobil Corp.                                621
  9,000 Noble Drilling Corp.*                            384
  5,800 Royal Dutch Petroleum Co. ADR                    354
                                                    --------
                                                       2,228
                                                    --------
 Oil & Gas Services--0.3%
  5,000 Schlumberger Ltd. ADR                            315
                                                    --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares Description                            Value

-------------------------------------------------------
                        Balanced Portfolio--(Continued)
 Pharmaceuticals--4.0%
  5,200 American Home Products Corp.          $    329
  6,700 Bristol-Myers Squibb Co.                   364
  4,700 Forest Laboratories, Inc., Class A*        348
 10,600 King Pharmaceuticals, Inc.*                536
  6,700 Merck & Co., Inc.                          489
  8,500 Patterson Dental Co.*                      290
 22,600 Pfizer, Inc.                               970
 11,000 Pharmacia Corp.                            534
  5,800 Schering-Plough Corp.                      243
                                              --------
                                                 4,103
                                              --------
 Pipelines--1.1%
  6,000 El Paso Corp.                              365
  8,400 Enron Corp.                                444
  9,100 Williams Cos. (The), Inc.                  359
                                              --------
                                                 1,168
                                              --------
 Retail--3.2%
 14,100 Circuit City Stores, Inc.                  212
 15,500 Home Depot (The), Inc.                     764
  5,400 Kohl's Corp.*                              332
 11,500 Target Corp.                               435
  5,000 TJX Cos., Inc.                             167
 15,400 Wal-Mart Stores, Inc.                      797
 12,900 Walgreen Co.                               518
                                              --------
                                                 3,225
                                              --------
 Savings & Loans--0.7%
 19,350 Washington Mutual, Inc.                    689
                                              --------
 Semiconductors--1.7%
  4,000 Applied Materials, Inc.*                   200
 25,300 Intel Corp.                                683
  6,200 Linear Technology Corp.                    297
  8,300 Teradyne, Inc.*                            331
  7,000 Texas Instruments, Inc.                    239
                                              --------
                                                 1,750
                                              --------
 Software--1.8%
 10,600 FISERV, Inc.*                              584
 18,200 Microsoft Corp.*                         1,259
                                              --------
                                                 1,843
                                              --------
 Telecommunications--3.0%
 13,500 American Tower Corp.                       334
  7,000 BellSouth Corp.                            289
 21,500 Cisco Systems, Inc.*                       414
  5,900 Corning, Inc.                              112
 45,000 McLeodUSA, Inc.*                           207
  5,400 Motorola, Inc.                              79
 13,800 Nortel Networks Corp.*                     184
 10,000 SBC Communications, Inc.                   431
  8,400 Sprint Corp. (PCS Group)*                  185

  Shares/
 Principal
  Amount   Description                                                  Value

-------------------------------------------------------------------------------
   4,000   Tellabs, Inc.*                                              $    136
   9,100   Verizon Communications Co.                                       499
   8,850   WorldCom, Inc.*                                                  158
                                                                       --------
                                                                          3,028
                                                                       --------
 Tobacco--1.7%
  23,900   Philip Morris Cos., Inc.                                       1,229
  18,700   UST, Inc.                                                        545
                                                                       --------
                                                                          1,774
                                                                       --------
 Transportation--0.7%
   5,700   Expeditors International Washington, Inc.                        367
   5,500   Union Pacific Corp.                                              316
                                                                       --------
                                                                            683
-------------------------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $39,221)                                      45,427
-------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCKS--0.7%
  (Cost $1,000)
 Agency--0.7%
   1,000   Home Ownership Funding Corp.(/1/)                                747
-------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--3.7%
 Automotive--0.7%
           BMW Vehicle Owner Trust, Series 2001-A, Class A4,
  $  350   5.11% Due 5/25/06                                                347
           Ford Credit Auto Owner Trust,
           Series 2001-C, Class A5,
     195   5.25% Due 9/15/01                                                194
           Isuzu Auto Owner Trust, Series 2001-1,
           Class A4,
     165   5.31% Due 1/20/07                                                165
                                                                       --------
                                                                            706
                                                                       --------
 Commercial Mortgage Services--2.4%
           Credit Suisse First Boston Mortgage Securities Corp.,
           Series 1998-C2, Class A1,
     331   5.96% Due 12/15/07                                               333
           DLJ Mortgage Acceptance Corp.,
           Series 1994-Q8, Class 2A1,
      80   7.25% Due 5/25/24                                                 83
           First Union-Lehman Brothers-Bank of America, Series 1998-
           C2, Class A2,
     510   6.56% Due 11/18/08                                               517
           GMAC Commercial Mortgage Securities, Inc., Series 1999-
           C3, Class A1B,
     135   7.27% Due 8/15/09                                                141
           Heller Financial Commercial Mortgage Association, Series
           2000-PH1, Class A2,
     250   7.75% Due 11/15/09                                               268
           Lehman Brothers Commercial Conduit Mortgage Trust, Series
           1999-C1, Class A2,
     340   6.78% Due 4/15/09                                                347

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Principal
  Amount   Description                                              Value

---------------------------------------------------------------------------
           Lehman Brothers-UBS Commercial Mortgage Trust, Series
           2000-C3, Class A2,
 $  210    7.95% Due 1/15/10                                       $    228
           Mortgage Capital Funding, Inc.,
           Series 1998-MC1, Class A2,
    260    6.66% Due 1/18/08                                            265
           PNC Mortgage Acceptance Corp.,
           Series 1999-CM1, Class A1B,
    300    7.33% Due 10/10/09                                           315
                                                                   --------
                                                                      2,497
                                                                   --------
 Credit Card--0.6%
           American Express Credit Account Master Trust, Series
           2000-1, Class A,
    175    7.20% Due 9/17/07                                            186
           Citibank Credit Card Issuance Trust,
           Series 2000-A1, Class A1,
    310    6.90% Due 10/17/07                                           324
           MBNA Master Credit Card Trust,
           Series 2000-I, Class A,
    110    6.90% Due 1/15/08                                            115
                                                                   --------
                                                                        625
                                                                   --------
 Home Equity Loans--0.0%
           IMC Excess Cashflow Securities Trust,
           Series 1997-A, Class A,(/1/)
    306    7.41% Due 11/26/28                                            15
---------------------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES (Cost $4,048)                          3,843
---------------------------------------------------------------------------
 CORPORATE/FOREIGN GOVERNMENT BONDS/NOTES--14.8%
 Aerospace/Defense--0.1%
           United Technologies Corp.,
     90    6.35% Due 3/1/11                                              89
                                                                   --------
 Airlines--0.5%
           Continental Airlines, Inc.,
    110    6.50% Due 6/15/11                                            106
           Delta Air Lines, Inc.,
     70    7.57% Due 11/18/10                                            73
           US Airways, Inc.,
    145    7.89% Due 3/1/19                                             153
           United Air Lines, Inc.,
    132    7.78% Due 1/1/14                                             137
                                                                   --------
                                                                        469
                                                                   --------
 Auto Parts & Equipment--0.1%
           TRW, Inc.,
    125    7.63% Due 3/15/06                                            129
                                                                   --------
 Banks--0.6%
           Bank of America Corp.,
    155    7.80% Due 2/15/10                                            165
           Bank One Corp.,
    110    6.40% Due 8/1/02                                             112
           BSCH Issuances Ltd.,
    170    7.63% Due 9/14/10                                            176

 Principal
  Amount   Description                               Value

------------------------------------------------------------
           Wells Fargo & Co.,
 $  180    5.90% Due 5/21/06                        $    180
                                                    --------
                                                         633
                                                    --------
 Beverages--0.4%
           Diageo Capital PLC,
    350    6.63% Due 6/24/04                             360
                                                    --------
 Chemicals--0.1%
           Dow Chemical Co.,
    110    6.13% Due 2/1/11                              107
                                                    --------
 Commercial Services--0.1%
           Comdisco, Inc.,
    130    9.50% Due 8/15/03                              75
                                                    --------
 Computers--0.5%
           Electronic Data Systems Corp.,
    460    6.85% Due 10/15/04                            471
                                                    --------
 Diversified Financial Services--4.6%
           Boeing Capital Corp.,
    225    7.10% Due 9/27/05                             237
           Bunge Trading Ltd.,(/1/)
    165    9.25% Due 5/1/02                              165
           Capital One Bank, Senior Notes,
    160    6.62% Due 8/4/03                              161
           Citigroup, Inc., Senior Notes,
    315    6.75% Due 12/1/05                             326
           Distribution Financial Services Trust,
           Series 1999-3,
    500    6.65% Due 3/15/11                             513
           Duke Capital Corp.,
    135    7.25% Due 10/1/04                             140
           FleetBoston Financial Corp.,
    125    7.25% Due 9/15/05                             131
           Ford Credit Co.,
    445    7.50% Due 3/15/05                             463
           Ford Motor Credit Co.,
    545    6.88% Due 2/1/06                              556
     30    7.38% Due 2/1/11                               31
           General Motors Acceptance Corp.,
    365    7.50% Due 7/15/05                             382
           Household Finance Corp.,
    230    8.00% Due 5/9/05                              246
           John Deere BV,
    130    5.88% Due 4/6/06                              128
           MBNA America Bank National,
           Senior Notes,
     50    7.75% Due 9/15/05                              52
           Morgan Stanley Dean Witter & Co.,
    335    6.10% Due 4/15/06                             335
    230    6.75% Due 4/15/11                             228
           Salomon Smith Barney Holdings Co.,
     75    6.50% Due 2/15/08                              75
           Transamerica Finance Corp.,
    550    7.25% Due 8/15/02                             563
                                                    --------
                                                       4,732
                                                    --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares and number of contracts)
(Unaudited)

 Principal
  Amount   Description                                    Value

-----------------------------------------------------------------
                        Balanced Portfolio--(Continued)
 Electric--1.2%
           Dominion Resources, Inc., Puttable 9/15/04,
  $  110   7.82% Due 9/15/14                             $    116
           Exelon Corp.,
     150   6.75% Due 5/1/11                                   147
           Mirant Americas Generation, Inc.,(/1/)
     265   7.63% Due 5/1/06                                   269
           NRG Energy, Inc.,
      60   7.75% Due 4/1/11                                    61
           Progress Energy, Inc., Senior Notes,
     150   6.75% Due 3/1/06                                   152
           PSEG Power LLC, Senior Notes,(/1/)
     175   6.88% Due 4/15/06                                  174
           Teco Energy, Inc.,
     195   7.20% Due 5/1/11                                   195
           TXU Eastern Funding Co.,
      75   6.45% Due 5/15/05                                   74
                                                         --------
                                                            1,188
                                                         --------
 Environmental Control--0.5%
           WMX Technologies, Inc., Puttable 8/1/03,
     510   7.10% Due 8/1/26                                   519
                                                         --------
 Food--0.4%
           Conagra Foods, Inc.,
     105   7.40% Due 9/15/04                                  108
           Safeway, Inc.,
     310   7.00% Due 9/15/02                                  318
                                                         --------
                                                              426
                                                         --------
 Forest Products & Paper--0.1%
           Stora Enso OYJ,
      65   7.38% Due 5/15/11                                   66
                                                         --------
 Household Products/Wares--0.0%
           Unilever Capital Corp.,
      40   6.88% Due 11/1/05                                   42
                                                         --------
 Insurance--0.1%
           Lumberman's Mutual Casualty Co.,(/1/)
      70   9.15% Due 7/1/26                                    60
                                                         --------
 Machinery-Diversified--0.1%
           Ingersoll-Rand Co.,
     115   5.75% Due 2/14/03                                  116
                                                         --------
 Media--0.3%
           Comcast Cable Communications,
     125   6.88% Due 6/15/09                                  125
           Time Warner, Inc.,
      75   8.11% Due 8/15/06                                   81
           Viacom, Inc.,
     115   7.75% Due 6/1/05                                   122
                                                         --------
                                                              328
                                                         --------


 Principal
  Amount   Description                             Value

----------------------------------------------------------
 Mining--0.1%
           Alcan, Inc.,
  $   65   6.45% Due 3/15/11                      $     64
           Alcoa, Inc.,
      80   6.50% Due 6/1/11                             80
                                                  --------
                                                       144
                                                  --------
 Oil & Gas Producers--0.7%
           Atlantic Richfield Co.,
      35   5.90% Due 4/15/09                            34
           Consolidated Natural Gas Co.,
     195   6.85% Due 4/15/11                           193
           Phillips Petroleum Co.,
     350   8.50% Due 5/25/05                           380
           Repsol International Finance BV,
     100   7.45% Due 7/15/05                           105
                                                  --------
                                                       712
                                                  --------
 Pipelines--0.5%
           Duke Energy Field Services LLC,
      75   7.88% Due 8/16/10                            79
           Dynegy Holdings, Inc., Senior Notes,
      35   6.88% Due 4/1/11                             34
           El Paso Energy Corp.,
     225   6.95% Due 12/15/07                          226
           Enron Corp.,
      90   6.75% Due 7/1/05                             91
           Kinder Morgan Energy Partnership,
      60   6.75% Due 3/15/11                            59
                                                  --------
                                                       489
                                                  --------
 Real Estate--0.2%
           EOP Operating LP,
     205   7.75% Due 11/15/07                          214
           ERP Operating LP,
      30   6.95% Due 3/2/11                             30
                                                  --------
                                                       244
                                                  --------
 Telecommunications--2.7%
           British Telecommunications PLC,
     155   8.13% Due 12/15/10                          163
           Cox Communications, Inc.,
     125   7.75% Due 11/1/10                           132
      15   6.75% Due 3/15/11                            15
           France Telecommunications,(/1/)
     235   7.75% Due 3/1/11                            242
           Royal KPN N.V.,
     115   7.50% Due 10/1/05                           115
      65   8.00% Due 10/1/10                            64
           SBC Communications, Inc.,
     150   6.25% Due 3/15/11                           146
           Sprint Capital Corp.,
     270   7.63% Due 6/10/02                           277
      85   7.13% Due 1/30/06                            86

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

 Principal
  Amount   Description                      Value

---------------------------------------------------
           Telefonica Europe BV,
  $  270   7.75% Due 9/15/10               $    280
           Telus Corp.,
     210   7.50% Due 6/1/07                     211
           WorldCom, Inc.,
     325   6.13% Due 8/15/01                    326
     375   7.55% Due 4/1/04                     388
     220   7.50% Due 5/15/11                    218
           WorldCom, Inc., Senior Notes,
     155   6.40% Due 8/15/05                    154
                                           --------
                                              2,817
                                           --------
 Transportation--0.9%
           Caliber System, Inc.,
     135   7.80% Due 8/1/06                     141
           FedEx Corp.,(/1/)
      35   6.63% Due 2/12/04                     36
           Norfolk Southern Corp.,
     500   6.95% Due 5/1/02                     509
           Union Pacific Corp.,
     240   6.63% Due 2/1/08                     240
                                           --------
                                                926
---------------------------------------------------
 TOTAL CORPORATE/FOREIGN GOVERNMENT
  BONDS/NOTES (Cost $15,017)                 15,142
---------------------------------------------------
 U.S. GOVERNMENT AGENCIES--11.5%
 Fannie Mae--9.4%
   1,280   6.75% Due 8/15/02                  1,319
   6,470   5.63% Due 5/14/04                  6,584
     295   7.00% Due 7/15/05                    313
     815   5.25% Due 1/15/09                    783
     635   6.63% Due 11/15/10                   659
                                           --------
                                              9,658
                                           --------
 Fannie Mae Mortgage Backed--2.1%
     685   5.50% Due 4/1/16                     665
   1,465   7.00% Due 5/1/31                   1,478
                                           --------
                                              2,143
---------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $11,675)                             11,801
---------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--7.8%
 U.S. Treasury Notes & Bonds--7.8%
   1,295   5.75% Due 10/31/02                 1,325
     865   5.75% Due 8/15/03                    889
   1,760   7.50% Due 2/15/05                  1,919
   3,255   5.75% Due 11/15/05                 3,358
     350   6.13% Due 8/15/07                    367
     115   6.38% Due 8/15/27                    122
      25   6.13% Due 11/15/27                    26
---------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $7,871)                               8,006
---------------------------------------------------

  Shares/
 Principal
  Amount   Description                                        Value

----------------------------------------------------------------------
 OTHER INVESTMENT--1.0%
  (Cost $967)
   10,400  Midcap SPDR Trust Series 1                        $    994
----------------------------------------------------------------------
 SHORT-TERM INVESTMENTS--16.3%
           Barclays Bank, Global Treasury Service, London,
           Eurodollar Time Deposit,
  $15,265  4.22% Due 6/1/01                                    15,265
           Federal Home Loan Bank,
      735  4.09% Due 6/1/01                                       735
           U.S. Treasury Bill, #
      650  3.96% Due 6/7/01                                       650
----------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS (Cost $16,650)                   16,650
----------------------------------------------------------------------
 TOTAL INVESTMENTS--100.2%
  (Cost $96,449)                                             $102,610
----------------------------------------------------------------------
 Liabilities, less Other Assets--(0.2)%                          (207)
----------------------------------------------------------------------
 NET ASSETS--100.0%                                          $102,403
----------------------------------------------------------------------
----------------------------------------------------------------------

OPEN FUTURES CONTRACTS:

 Type of      Number of       Notional       Contract        Contract        Unrealized
Contracts     Contracts        Amount        Position       Expiration          Gain
---------------------------------------------------------------------------------------
S&P 500           30           $9,431          Long         June, 2001          $482
---------------------------------------------------------------------------------------

*Non-income producing security

#Security pledged to cover margin requirements for open futures contracts.

(/1/)At May 31, 2001, the Portfolio owned restricted securities valued at approximately $1,708 (1.7% of net assets), with an aggregate cost basis of $2,246. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares  Description                         Value

-----------------------------------------------------
                             Equity Index Portfolio
 COMMON STOCKS--96.4%
 Advertising--0.2%
  27,500 Interpublic Group Cos., Inc.      $    1,010
  15,800 Omnicom Group, Inc.                    1,471
                                           ----------
                                                2,481
                                           ----------
 Aerospace/Defense--1.2%
   9,200 BF Goodrich Co.                          384
  74,600 Boeing Co.                             4,692
  17,800 General Dynamics Corp.                 1,380
  38,508 Lockheed Martin Corp.                  1,474
   7,600 Northrop Grumman Corp.                   675
  30,500 Raytheon Co.                             908
  42,100 United Technologies Corp.              3,507
                                           ----------
                                               13,020
                                           ----------
 Airlines--0.2%
  13,500 AMR Corp.                                526
  11,000 Delta Air Lines, Inc.                    524
  67,768 Southwest Airlines Co.                 1,356
   6,000 U.S. Airways Group, Inc.                 145
                                           ----------
                                                2,551
                                           ----------
 Apparel--0.2%
   4,600 Liz Claiborne, Inc.                      238
  24,100 Nike, Inc., Class B                      991
   5,100 Reebok International Ltd.                147
  10,200 VF Corp.                                 422
                                           ----------
                                                1,798
                                           ----------
 Auto Manufacturers--0.7%
 165,867 Ford Motor Co.                         4,039
  49,100 General Motors Corp.                   2,794
   5,320 Navistar International Corp.*            155
   6,820 PACCAR, Inc.                             327
                                           ----------
                                                7,315
                                           ----------
 Auto Parts & Equipment--0.2%
   6,500 Cooper Tire & Rubber Co.                  86
  13,184 Dana Corp.                               284
  50,098 Delphi Automotive Systems Corp.          737
  14,200 Goodyear Tire & Rubber Co.               413
  11,100 TRW, Inc.                                481
  11,748 Visteon Corp.                            202
                                           ----------
                                                2,203
                                           ----------
 Banks--4.8%
  33,600 Amsouth Bancorp                          618
 145,586 Bank of America Corp.                  8,626
  66,200 Bank of New York Co., Inc.             3,615
 103,442 Bank One Corp.                         4,096
  35,900 BB&T Corp.                             1,298
  15,800 Comerica, Inc.                           899
  50,767 Fifth Third Bancorp                    2,989


 Shares  Description                         Value

-----------------------------------------------------
  87,656 First Union Corp.                 $    2,827
  96,910 FleetBoston Financial Corp.            4,030
  22,477 Huntington Bancshares, Inc.              337
  38,100 KeyCorp.                                 906
  43,700 Mellon Financial Corp.                 2,002
  54,500 National City Corp.                    1,597
  25,900 PNC Financial Services Group           1,794
  21,600 Regions Financial Corp.                  670
  30,300 SouthTrust Corp.                         757
  29,000 State Street Corp.                     1,594
  26,500 SunTrust Banks, Inc.                   1,628
  25,700 Synovus Financial Corp.                  781
  12,400 Union Planters Corp.                     508
  18,700 Wachovia Corp.                         1,259
 152,860 Wells Fargo & Co.                      7,197
                                           ----------
                                               50,028
                                           ----------
 Beverages--2.1%
  80,700 Anheuser-Busch Cos., Inc.              3,551
   6,100 Brown-Forman Corp., Class B              400
 222,500 Coca-Cola Co.                         10,546
  37,400 Coca-Cola Enterprises, Inc.              624
   3,300 Coors (Adolph) Co., Class B              171
  12,700 Pepsi Bottling Group, Inc.               553
 129,100 PepsiCo, Inc.                          5,778
                                           ----------
                                               21,623
                                           ----------
 Biotechnology--0.8%
  93,200 Amgen, Inc.                            6,187
  13,200 Biogen, Inc.                             796
  17,100 Chiron Corp.*                            882
                                           ----------
                                                7,865
                                           ----------
 Building Materials--0.1%
  39,900 Masco Corp.                              932
   9,000 Vulcan Materials Co.                     487
                                           ----------
                                                1,419
                                           ----------
 Chemicals--1.2%
  20,500 Air Products & Chemicals, Inc.           959
   6,200 Ashland, Inc.                            257
  80,176 Dow Chemical Co.                       2,871
  93,258 Du Pont (E.I.) de Nemours & Co.        4,327
   6,875 Eastman Chemical Co.                     348
  11,400 Ecolab, Inc.                             466
  11,387 Engelhard Corp.                          316
   4,500 Great Lakes Chemical Corp.               154
   9,600 Hercules, Inc.*                          128
  15,100 PPG Industries, Inc.                     840
  14,200 Praxair, Inc.                            714
  19,626 Rohm & Haas Co.                          652
  14,400 Sherwin-Williams Co.                     307
   6,900 Sigma-Aldrich Corp.                      329
                                           ----------
                                               12,668
                                           ----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                                  Value

--------------------------------------------------------------
 Commercial Services--0.7%
  68,811 Cendant Corp.                              $    1,320
  19,300 Concord EFS, Inc.*                                978
  15,400 Convergys Corp.                                   633
   6,500 Deluxe Corp.                                      180
  10,900 Donnelley (R.R.) & Sons Co.                       330
  12,700 Equifax, Inc.                                     446
   8,200 H&R Block, Inc.                                   489
  25,510 McKesson HBOC, Inc.                               882
  14,500 Moody's Corp.                                     465
  33,350 Paychex, Inc.                                   1,282
  10,300 Quintiles Transnational Corp.*                    196
  15,900 Robert Half International, Inc.*                  448
                                                    ----------
                                                         7,649
                                                    ----------
 Computers--4.6%
  31,000 Apple Computer, Inc.                              619
 151,057 Compaq Computer Corp.                           2,415
  15,100 Computer Sciences Corp.*                          634
 231,400 Dell Computer Corp.*                            5,637
  41,800 Electronic Data Systems Corp.                   2,560
 195,762 EMC Corp.*                                      6,186
  28,900 Gateway, Inc.*                                    483
 172,900 Hewlett-Packard Co.                             5,069
 156,900 International Business Machines Corp.          17,541
  11,400 Lexmark International Group, Inc.*                707
   8,600 NCR Corp.                                         403
  50,629 Palm, Inc.                                        285
 291,600 Sun Microsystems, Inc.*                         4,803
  28,200 Unisys Corp.                                      337
                                                    ----------
                                                        47,679
                                                    ----------
 Cosmetics/Personal Care--1.7%
   5,000 Alberto-Culver Co., Class B                       211
  21,300 Avon Products, Inc.                               932
  51,200 Colgate-Palmolive Co.                           2,900
  94,200 Gillette Co.                                    2,725
   8,700 International Flavors & Fragrances, Inc.          229
  47,784 Kimberly-Clark Corp.                            2,889
 116,300 Procter & Gamble Co.                            7,471
                                                    ----------
                                                        17,357
                                                    ----------
 Distribution/Wholesale--0.1%
  15,475 Genuine Parts Co.                                 442
   8,400 Grainger (W.W.), Inc.                             371
                                                    ----------
                                                           813
                                                    ----------
 Diversified Financial Services--7.4%
 119,000 American Express Co.                            5,012
   9,603 Bear Stearns (The) Cos., Inc.                     522
  17,600 Capital One Financial Corp.                     1,146
  23,400 CIT Group, Inc.                                   929
 449,227 Citigroup, Inc.                                23,023
  10,400 Countrywide Credit Industries, Inc.               403
  90,100 Fannie Mae                                      7,428


 Shares  Description                               Value

-----------------------------------------------------------
  23,600 Franklin Resources, Inc.                $    1,050
  62,200 Freddie Mac                                  4,118
  42,099 Household International, Inc.                2,764
  22,400 Lehman Brothers Holdings, Inc.               1,604
  76,230 MBNA Corp.                                   2,749
  72,300 Merrill Lynch & Co., Inc.                    4,697
  99,898 Morgan Stanley Dean Witter & Co.             6,494
 170,188 Morgan (J.P.) Chase & Co.                    8,365
  10,900 Price (T. Rowe) Associates, Inc.               400
  25,600 Providian Financial Corp.                    1,453
  19,900 Stilwell Financial, Inc.                       654
 172,397 U.S. Bancorp                                 3,844
  14,700 USA Education, Inc.                          1,031
                                                 ----------
                                                     77,686
                                                 ----------
 Electric--2.6%
  47,500 AES Corp.                                    2,157
  11,000 Allegheny Energy, Inc.                         585
  12,300 Ameren Corp.                                   549
  28,800 American Electric Power Co., Inc.            1,446
  26,700 Calpine Corp.*                               1,316
  14,210 Cinergy Corp.                                  502
  11,700 CMS Energy Corp.                               347
  19,000 Consolidated Edison, Inc.                      744
  14,500 Constellation Energy Group, Inc.               686
  21,380 Dominion Resources, Inc.                     1,417
  12,800 DTE Energy Co.                                 572
  68,586 Duke Energy Corp.                            3,136
  29,100 Edison International                           315
  19,900 Entergy Corp.                                  860
  28,437 Exelon Corp.                                 1,929
  20,200 FirstEnergy Corp.                              619
  15,800 FPL Group, Inc.                                920
  10,900 GPU, Inc.                                      366
  14,300 Niagara Mohawk Holdings, Inc.                  250
  18,200 NiSource, Inc.                                 570
  34,600 PG&E Corp.                                     394
   7,600 Pinnacle West Capital Corp.                    380
  13,000 PPL Corp.                                      776
  18,400 Progress Energy, Inc.                          783
  19,200 Public Service Enterprise Group, Inc.          987
  26,318 Reliant Energy, Inc.                         1,213
  60,500 Southern (The) Co.                           1,424
  23,112 TXU Corp.                                    1,140
  30,505 XCEL Energy, Inc.                              924
                                                 ----------
                                                     27,307
                                                 ----------
 Electrical Components & Equipment--0.4%
  17,400 American Power Conversion Corp.                282
  38,400 Emerson Electric Co.                         2,600
  17,475 Molex, Inc.                                    614
   7,000 Power-One, Inc.*                               143
                                                 ----------
                                                      3,639
                                                 ----------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares  Description                                Value

------------------------------------------------------------
                      Equity Index Portfolio--(Continued)
 Electronics--0.7%
  40,866 Agilent Technologies, Inc.*              $    1,371
  18,900 Applera Corp.-Applied Biosystems Group          581
  17,100 Jabil Circuit, Inc.*                            502
   7,700 Johnson Controls, Inc.                          542
   6,900 Maytag Corp.                                    228
   4,100 Millipore Corp.                                 228
  10,425 Parker Hannifin Corp.                           504
   4,500 PerkinElmer, Inc.                               311
  27,400 Sanmina Corp.*                                  741
  57,700 Solectron Corp.*                              1,245
  19,650 Symbol Technologies, Inc.                       504
   8,500 Tektronix, Inc.                                 208
   5,200 Thomas & Betts Corp.                            109
                                                  ----------
                                                       7,074
                                                  ----------
 Energy-Alternate Sources--0.1%
  30,313 Mirant Corp.*                                 1,191
                                                  ----------
 Engineering & Construction--0.0%
   6,600 Fluor Corp.                                     385
                                                  ----------
 Environmental Control--0.2%
  17,600 Allied Waste Industries, Inc.                   297
  55,585 Waste Management, Inc.                        1,555
                                                  ----------
                                                       1,852
                                                  ----------
 Food--1.9%
  36,580 Albertson's, Inc.                             1,050
  56,646 Archer-Daniels-Midland Co.                      765
  37,600 Campbell Soup Co.                             1,111
  48,000 Conagra Foods, Inc.                           1,001
  25,400 General Mills, Inc.                           1,076
  31,100 Heinz (H.J.) Co.                              1,347
  12,200 Hershey Foods Corp.                             740
  36,300 Kellogg Co.                                     970
  11,800 Quaker Oats (The) Co.                         1,131
  27,700 Ralston Purina Group                            858
  44,800 Safeway, Inc.*                                2,269
  70,300 Sara Lee Corp.                                1,324
  11,800 SUPERVALU, Inc.                                 184
  60,500 Sysco Corp.                                   1,799
  51,125 Unilever N.V.-New York Shares                 2,842
  12,600 Winn-Dixie Stores, Inc.                         335
  20,200 Wrigley (Wm.) Jr. Co.                           970
                                                  ----------
                                                      19,772
                                                  ----------
 Forest Products & Paper--0.5%
   5,100 Boise Cascade Corp.                             180
  20,197 Georgia-Pacific Group                           716
  43,058 International Paper Co.                       1,647
   9,300 Louisiana-Pacific Corp.                         109
   8,900 Mead Corp.                                      258
   2,500 Potlatch Corp.                                   86


 Shares  Description                                  Value

--------------------------------------------------------------
   4,400 Temple-Inland, Inc.                        $      234
   9,050 Westvaco Corp.                                    230
  19,400 Weyerhaeuser Co.                                1,110
   9,800 Willamette Industries, Inc.                       492
                                                    ----------
                                                         5,062
                                                    ----------
 Gas--0.1%
  12,000 KeySpan Corp.                                     479
   4,100 NICOR, Inc.                                       159
   2,600 ONEOK, Inc.                                       109
   3,200 Peoples Energy Corp.                              126
  18,340 Sempra Energy, Inc.                               501
                                                    ----------
                                                         1,374
                                                    ----------
 Hand/Machine Tools--0.1%
   7,200 Black & Decker Corp.                              285
   5,200 Snap-On, Inc.                                     150
   7,700 Stanley Works                                     293
                                                    ----------
                                                           728
                                                    ----------
 Healthcare-Products--2.4%
   4,500 Bard (C.R.), Inc.                                 254
   4,800 Bausch & Lomb, Inc.                               227
  52,600 Baxter International, Inc.                      2,597
  22,900 Becton Dickinson & Co.                            786
  15,950 Biomet, Inc.                                      713
  36,300 Boston Scientific Corp.                           629
  27,500 Guidant Corp.                                   1,033
 124,300 Johnson & Johnson Co.                          12,051
 107,500 Medtronic, Inc.                                 4,620
   7,600 St. Jude Medical, Inc.                            468
  17,500 Stryker Corp.                                   1,005
  16,100 Thermo Electron Corp.*                            449
                                                    ----------
                                                        24,832
                                                    ----------
 Healthcare-Services--0.6%
  12,857 Aetna, Inc.*                                      300
  49,395 HCA-The Healthcare Co.                          1,993
  34,600 HEALTHSOUTH Corp.*                                439
  15,100 Humana, Inc.                                      144
   9,150 Manor Care, Inc.*                                 226
  28,700 Tenet Healthcare Corp.*                         1,306
  28,600 UnitedHealth Group, Inc.                        1,645
   5,600 Wellpoint Health Networks, Inc., Class A          486
                                                    ----------
                                                         6,539
                                                    ----------
 Home Builders--0.0%
   5,300 Centex Corp.                                      198
   3,900 Kaufman & Broad Home Corp.                         99
   3,600 Pulte Corp.                                       145
                                                    ----------
                                                           442
                                                    ----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                                 Value

-------------------------------------------------------------
 Home Furnishings--0.1%
  17,500 Leggett & Platt, Inc.                     $      384
   6,000 Whirlpool Corp.                                  377
                                                   ----------
                                                          761
                                                   ----------
 Household Products/Wares--0.2%
   9,900 Avery Dennison Corp.                             579
  21,100 Clorox Co.                                       731
  13,800 Fortune Brands, Inc.                             474
   5,200 Tupperware Corp.                                 119
                                                   ----------
                                                        1,903
                                                   ----------
 Housewares--0.1%
  23,802 Newell Rubbermaid, Inc.                          601
                                                   ----------
 Insurance--4.0%
  47,500 AFLAC, Inc.                                    1,540
  65,430 Allstate Corp.                                 2,946
   9,400 AMBAC Financial Group, Inc.                      527
  44,940 American General Corp.                         2,033
 208,196 American International Group, Inc.            16,864
  22,900 Aon Corp.                                        802
  15,600 Chubb Corp.                                    1,175
  13,700 CIGNA Corp.                                    1,294
  14,400 Cincinnati Financial Corp.                       605
  29,063 Conseco, Inc.*                                   506
  21,100 Hartford Financial Services Group, Inc.        1,428
  13,805 Jefferson-Pilot Corp.                            654
  17,100 Lincoln National Corp.                           842
  17,600 Loews Corp.                                    1,214
  24,650 Marsh & McLennan Cos., Inc.                    2,586
  13,150 MBIA, Inc.                                       694
  68,400 Metlife, Inc.                                  2,179
   9,500 MGIC Investment Corp.                            669
   6,600 Progressive Corp.                                865
  11,400 SAFECO Corp.                                     320
  19,444 St. Paul Cos., Inc.                              984
  11,300 Torchmark Corp.                                  428
  21,521 UnumProvident Corp.                              697
                                                   ----------
                                                       41,852
                                                   ----------
 Internet--0.3%
  24,100 BroadVision, Inc.                                152
  10,900 Sapient Corp.*                                   104
 123,725 Schwab (Charles) Corp.                         2,326
  50,000 Yahoo!, Inc.*                                    906
                                                   ----------
                                                        3,488
                                                   ----------
 Iron/Steel--0.1%
   7,213 Allegheny Technologies, Inc.                     149
   7,000 Nucor Corp.                                      359
   7,900 USX-U.S. Steel Group                             154
                                                   ----------
                                                          662
                                                   ----------


 Shares  Description                                       Value

-------------------------------------------------------------------
 Leisure Time--0.3%
   7,800 Brunswick Corp.                                 $      176
  52,329 Carnival Corp.                                       1,477
  27,100 Harley-Davidson, Inc.                                1,273
  11,740 Sabre Holdings Corp.*                                  614
                                                         ----------
                                                              3,540
                                                         ----------
 Lodging--0.2%
  10,400 Harrah's Entertainment, Inc.                           380
  33,000 Hilton Hotels Corp.                                    409
  21,500 Marriott International, Inc., Class A                1,018
  17,300 Starwood Hotels & Resorts Worldwide, Inc.              655
                                                         ----------
                                                              2,462
                                                         ----------
 Machinery-Construction & Mining--0.2%
  30,800 Caterpillar, Inc.                                    1,668
                                                         ----------
 Machinery-Diversified--0.3%
   3,700 Cummins Engine Co., Inc.                               157
  21,000 Deere & Co.                                            785
  18,200 Dover Corp.                                            771
  14,350 Ingersoll-Rand Co.                                     708
   5,400 McDermott International, Inc.*                          76
  16,300 Rockwell International Corp.                           766
                                                         ----------
                                                              3,263
                                                         ----------
 Media--4.6%
 387,100 AOL Time Warner, Inc.*                              20,218
  52,300 Clear Channel Communications, Inc.*                  3,189
  84,000 Comcast Corp., Class A                               3,441
 186,100 Disney (The Walt) Co.                                5,884
   7,800 Dow Jones & Co., Inc.                                  435
  23,600 Gannett Co., Inc.                                    1,564
   6,600 Harcourt General, Inc.                                 383
   6,600 Knight Ridder, Inc.                                    363
  17,500 McGraw-Hill Cos., Inc.                               1,122
   4,500 Meredith Corp.                                         163
  14,500 New York Times Co.                                     610
  27,000 Tribune Co.                                          1,159
  18,500 Univision Communications, Inc.*                        809
 156,031 Viacom, Inc., Class B*                               8,994
                                                         ----------
                                                             48,334
                                                         ----------
 Metal Fabricate/Hardware--0.0%
   5,400 Timken (The) Co.                                        96
   7,675 Worthington Industries, Inc.                            88
                                                         ----------
                                                                184
                                                         ----------
 Mining--0.7%
  28,400 Alcan Aluminium Ltd.                                 1,272
  77,404 Alcoa, Inc.                                          3,340
  35,400 Barrick Gold Corp.                                     584
  13,300 Freeport-McMoran Copper & Gold, Inc., Class B          209
  23,500 Homestake Mining Co.                                   152

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares  Description                              Value

----------------------------------------------------------
                      Equity Index Portfolio--(Continued)
 Mining-(Continued)
  16,300 Inco Ltd.*                             $      305
  17,197 Newmont Mining Corp.                          352
   7,042 Phelps Dodge Corp.                            318
  29,300 Placer Dome, Inc.                             312
                                                ----------
                                                     6,844
                                                ----------
 Miscellaneous Manufacturing--6.4%
   8,300 Cooper Industries, Inc.                       316
   5,400 Crane Co.                                     157
  12,700 Danaher Corp.                                 800
  26,900 Eastman Kodak Co.                           1,273
   6,100 Eaton Corp.                                   477
   2,700 FMC Corp.*                                    206
 886,400 General Electric Co.                       43,433
  71,387 Honeywell International, Inc.               3,455
  27,000 Illinois Tool Works, Inc.                   1,848
   7,900 ITT Industries, Inc.                          368
  35,400 Minnesota Mining & Manufacturing Co.        4,198
   3,700 National Service Industries, Inc.              94
  10,966 Pall Corp.                                    253
  12,700 Textron, Inc.                                 732
 156,741 Tyco International Ltd.                     9,005
                                                ----------
                                                    66,615
                                                ----------
 Office/Business Equipment--0.1%
  22,600 Pitney Bowes, Inc.                            893
  59,700 Xerox Corp.                                   592
                                                ----------
                                                     1,485
                                                ----------
 Oil & Gas Producers--6.1%
   7,900 Amerada Hess Corp.                            677
  22,237 Anadarko Petroleum Corp.                    1,392
  11,000 Apache Corp.                                  655
  19,352 Burlington Resources, Inc.                    946
  57,400 Chevron Corp.                               5,513
  55,731 Conoco, Inc., Class B                       1,739
  11,500 Devon Energy Corp.                            670
  10,500 EOG Resources, Inc.                           471
 310,982 Exxon Mobil Corp.                          27,600
   8,413 Kerr-McGee Corp., Inc.                        586
  13,100 Nabors Industries, Inc.*                      666
  12,000 Noble Drilling Corp.*                         513
  33,000 Occidental Petroleum Corp.                    989
  22,800 Phillips Petroleum Co.                      1,476
   8,400 Rowan Cos., Inc.                              252
 191,000 Royal Dutch Petroleum Co. ADR              11,647
   7,600 Sunoco, Inc.                                  296
  49,200 Texaco, Inc.                                3,513
  12,900 Tosco Corp.                                   644
  28,309 Transocean Sedco Forex, Inc.                1,513
  21,700 Unocal Corp.                                  839
  27,800 USX-Marathon Group, Inc.                      899
                                                ----------
                                                    63,496
                                                ----------


 Shares  Description                             Value

---------------------------------------------------------
 Oil & Gas Services--0.6%
  29,740 Baker Hughes, Inc.                    $    1,172
  39,600 Halliburton Co.                            1,851
  51,200 Schlumberger Ltd.                          3,227
                                               ----------
                                                    6,250
                                               ----------
 Packaging & Containers--0.1%
   2,500 Ball Corp.                                   119
   4,800 Bemis Co., Inc.                              182
  14,100 Pactiv Corp.                                 194
   7,506 Sealed Air Corp.*                            312
                                               ----------
                                                      807
                                               ----------
 Pharmaceuticals--8.7%
 138,300 Abbott Laboratories                        7,189
  11,800 Allergan, Inc.                             1,058
  21,200 Alza Corp.                                 1,000
 117,200 American Home Products Corp.               7,419
 174,900 Bristol-Myers Squibb Co.                   9,487
  37,575 Cardinal Health, Inc.                      2,705
  15,800 Forest Laboratories, Inc., Class A*        1,170
  15,100 King Pharmaceuticals, Inc.*                  764
 100,796 Lilly (Eli) & Co.                          8,537
  19,000 Medimmune, Inc.*                             757
 206,300 Merck & Co., Inc.                         15,058
 564,400 Pfizer, Inc.                              24,207
 115,377 Pharmacia Corp.                            5,603
 130,800 Schering-Plough Corp.                      5,487
   9,200 Watson Pharmaceutical, Inc.                  553
                                               ----------
                                                   90,994
                                               ----------
 Pipelines--1.0%
  28,900 Dynegy, Inc.                               1,425
  44,454 El Paso Corp.                              2,707
  66,800 Enron Corp.                                3,534
  10,200 Kinder Morgan, Inc.                          564
  43,200 Williams Cos. (The), Inc.                  1,702
                                               ----------
                                                    9,932
                                               ----------
 Retail--6.3%
   5,700 American Greetings Corp., Class A             72
  10,200 Autozone, Inc.                               337
  25,600 Bed Bath & Beyond, Inc.                      757
  18,600 Best Buy Co., Inc.                           989
  10,000 Big Lots, Inc.*                              130
  18,400 Circuit City Stores, Inc.                    276
  40,106 Costco Wholesale Corp.                     1,561
  35,000 CVS Corp.                                  1,922
  10,700 Darden Restaurants, Inc.                     299
   7,900 Dillard's, Inc., Class A                     129
  29,537 Dollar General Corp.                         554
  17,800 Federated Department Stores, Inc.*           797
  75,975 Gap (The), Inc.                            2,355
 207,150 Home Depot (The), Inc.                    10,210
  43,200 Kmart Corp.*                                 487

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                          Value

------------------------------------------------------
  29,700 Kohl's Corp.*                      $    1,828
  73,200 Kroger Co.                              1,826
  38,100 Limited (The), Inc.                       621
   3,300 Longs Drug Stores, Inc.                    79
  34,200 Lowe's Cos., Inc.                       2,378
  26,600 May Department Stores Co.                 870
 117,300 McDonald's Corp.                        3,552
  12,000 Nordstrom, Inc.                           222
  26,700 Office Depot, Inc.*                       244
  23,500 Penney (J.C.) Co., Inc.                   491
  16,600 RadioShack Corp.                          452
  29,900 Sears, Roebuck & Co.                    1,192
  40,500 Staples, Inc.*                            587
  33,900 Starbucks Corp.*                          662
  80,100 Target Corp.                            3,028
  13,000 Tiffany & Co.                             450
  25,000 TJX Cos., Inc.                            837
  17,700 Toys "R" Us, Inc.*                        490
  13,130 Tricon Global Restaurants, Inc.           600
 399,600 Wal-Mart Stores, Inc.                  20,679
  90,900 Walgreen Co.                            3,653
  10,200 Wendy's International, Inc.               251
                                            ----------
                                                65,867
                                            ----------
 Savings & Loans--0.4%
  18,600 Charter One Financial, Inc.               563
  14,200 Golden West Financial Corp.               905
  78,091 Washington Mutual, Inc.                 2,781
                                            ----------
                                                 4,249
                                            ----------
 Semiconductors--3.8%
  28,000 Advanced Micro Devices, Inc.              791
  35,500 Altera Corp.*                             852
  32,200 Analog Devices, Inc.*                   1,435
  72,400 Applied Materials, Inc.*                3,615
  26,700 Applied Micro Circuits Corp.*             482
  21,900 Broadcom Corp.*                           728
  21,700 Conexant Systems, Inc.*                   184
 602,000 Intel Corp.                            16,260
  16,500 KLA-Tencor Corp.*                         852
  28,300 Linear Technology Corp.                 1,358
  32,100 LSI Logic Corp.*                          588
  28,900 Maxim Integrated Products, Inc.*        1,474
  53,100 Micron Technology, Inc.                 1,991
  15,600 National Semiconductor Corp.*             414
  12,600 Novellus Systems, Inc.*                   604
   8,200 Qlogic Corp.*                             418
  15,600 Teradyne, Inc.*                           622
 155,100 Texas Instruments, Inc.                 5,292
  17,000 Vitesse Semiconductor Corp.*              420
  29,500 Xilinx, Inc.*                           1,217
                                            ----------
                                                39,597
                                            ----------


 Shares  Description                                   Value

---------------------------------------------------------------
 Software--5.5%
  21,500 Adobe Systems, Inc.                         $      855
   5,000 Autodesk, Inc.                                     153
  56,800 Automatic Data Processing, Inc.                  3,052
  21,800 BMC Software, Inc.                                 521
  16,600 Citrix Systems, Inc.*                              397
  51,501 Computer Associates International, Inc.          1,461
  32,900 Compuware Corp.*                                   363
  35,300 First Data Corp.                                 2,316
  11,100 Fiserv, Inc.*                                      612
  26,300 IMS Health, Inc.                                   762
  18,500 Intuit, Inc.*                                      593
   7,200 Mercury Interactive Corp.*                         426
 477,300 Microsoft Corp.*                                33,020
  28,400 Novell, Inc.*                                      129
 499,700 Oracle Corp.*                                    7,645
  23,800 Parametic Technology Corp.*                        283
  25,500 PeopleSoft, Inc.*                                1,029
  38,400 Siebel Systems, Inc.*                            1,742
  36,600 Veritas Software Corp.*                          2,412
                                                     ----------
                                                         57,771
                                                     ----------
 Telecommunications--8.2%
  69,500 ADC Telecommunications, Inc.                       534
  28,000 Alltel Corp.                                     1,624
   7,330 Andrew Corp.                                       126
  25,248 Avaya, Inc.                                        409
 167,500 BellSouth Corp.                                  6,906
  16,500 Cabletron Systems, Inc.                            320
  12,600 CenturyTel, Inc.                                   358
 650,900 Cisco Systems, Inc.*                            12,536
  23,700 Citizen Communications Co.                         352
  14,800 Comverse Technology, Inc.*                         858
  82,300 Corning, Inc.                                    1,557
  79,205 Global Crossing Ltd.*                            1,006
 116,800 JDS Uniphase Corp.                               1,952
 304,476 Lucent Technologies, Inc.                        2,399
 195,416 Motorola, Inc.                                   2,873
  28,700 Network Appliance, Inc.                            534
  68,100 Nextel Communications, Inc.*                     1,084
 284,640 Nortel Networks Corp.*                           3,794
  67,400 QUALCOMM, Inc.*                                  4,094
 148,142 Qwest Communications International, Inc.*        5,443
 302,778 SBC Communications, Inc.                        13,035
  14,400 Scientific-Atlanta, Inc.                           756
  79,100 Sprint Corp. (FON Group)                         1,606
  83,400 Sprint Corp. (PCS Group)*                        1,835
  36,700 Tellabs, Inc.*                                   1,248
 241,710 Verizon Communications Co.                      13,258
 257,555 WorldCom, Inc.*                                  4,595
                                                     ----------
                                                         85,092
                                                     ----------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares and number of contracts)
(Unaudited)

 Shares  Description                            Value

---------------------------------------------------------
                      Equity Index Portfolio--(Continued)
 Telephone--0.6%
 303,025 AT&T Corp.                           $    6,415
                                              ----------
 Textiles--0.1%
  15,100 Cintas Corp.                                704
                                              ----------
 Tobacco--1.0%
 198,900 Philip Morris Cos., Inc.                 10,225
  14,600 UST, Inc.                                   426
                                              ----------
                                                  10,651
                                              ----------
 Toys, Games & Hobbies--0.1%
  15,412 Hasbro, Inc.                                231
  38,145 Mattel, Inc.                                679
                                              ----------
                                                     910
                                              ----------
 Transportation--0.5%
  35,095 Burlington Northern Santa Fe Corp.        1,090
  19,100 CSX Corp.                                   711
  26,520 FedEx Corp.                               1,061
  34,400 Norfolk Southern Corp.                      763
  22,200 Union Pacific Corp.                       1,276
                                              ----------
                                                   4,901
                                              ----------
 Trucking & Leasing--0.0%
   5,300 Ryder System, Inc.                          116
---------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $756,507)           1,005,766
---------------------------------------------------------

 Principal
 Amount    Description                                         Value

-----------------------------------------------------------------------
 SHORT-TERM INVESTMENTS--2.0%
           Barclays Bank, Global Treasury Service, London,
           Eurodollar Time Deposit,
 $17,886   4.22% Due 6/1/01                                  $   17,886
           U.S. Treasury Bill, #
   3,370   4.12% Due 7/19/01                                      3,353
-----------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS (Cost $21,239)                    21,239
-----------------------------------------------------------------------
 TOTAL INVESTMENTS--98.4%
  (Cost $777,746)                                            $1,027,005
-----------------------------------------------------------------------
 Other Assets, less Liabilities--1.6%                            16,911
-----------------------------------------------------------------------
 NET ASSETS--100.0%                                          $1,043,916
-----------------------------------------------------------------------
-----------------------------------------------------------------------

OPEN FUTURES CONTRACTS:

 Type of      Number of       Notional       Contract        Contract        Unrealized
Contracts     Contracts        Amount        Position       Expiration          Gain
---------------------------------------------------------------------------------------
S&P 500          102          $32,064          Long         June, 2001          $48
---------------------------------------------------------------------------------------

*Non-income producing security.
#Security pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


Shares  Description                                   Value

-------------------------------------------------------------
                          Diversified Growth Portfolio
COMMON STOCKS--98.0%
Advertising--0.8%
20,100  Lamar Advertising Co.*                       $    834
                                                     --------
Aerospace/Defense--2.6%
19,100  Lockheed Martin Corp.                             731
23,800  United Technologies Corp.                       1,983
                                                     --------
                                                        2,714
                                                     --------
Airlines--0.8%
41,000  Southwest Airlines Co.                            820
                                                     --------
Auto Manufacturers--0.9%
17,600  General Motors Corp.                            1,001
                                                     --------
Banks--1.2%
 8,964  Fifth Third Bancorp                               528
16,000  Wells Fargo & Co.                                 753
                                                     --------
                                                        1,281
                                                     --------
Beverages--1.8%
43,300  PepsiCo, Inc.                                   1,938
                                                     --------
Computers--2.2%
 8,700  Affiliated Computer Services, Inc., Class A*      629
16,600  Compaq Computer Corp.                             265
 8,000  Computer Sciences Corp.*                          336
17,600  EMC Corp.*                                        556
32,500  Sun Microsystems, Inc.*                           535
                                                     --------
                                                        2,321
                                                     --------
Diversified Financial Services--9.4%
26,900  American Express Co.                            1,133
42,400  Citigroup, Inc.                                 2,173
15,700  Fannie Mae                                      1,294
11,300  Freddie Mac                                       748
28,300  Household International, Inc.                   1,858
18,100  MBNA Corp.                                        653
12,800  Merrill Lynch & Co., Inc.                         832
 8,300  Morgan Stanley Dean Witter & Co.                  540
11,000  Providian Financial Corp.                         624
                                                     --------
                                                        9,855
                                                     --------
Electric--2.4%
10,000  AES Corp.                                         454
21,800  Duke Energy Corp.                                 997
34,600  NiSource, Inc.                                  1,083
                                                     --------
                                                        2,534
                                                     --------
Electronics--1.4%
15,700  Flextronics International Ltd.*                   396
14,000  Sanmina Corp.*                                    379
30,100  Solectron Corp.*                                  649
                                                     --------
                                                        1,424
                                                     --------


 Shares  Description                                  Value

-------------------------------------------------------------
 Energy-Alternate Sources--0.6%
  15,300 Mirant Corp.*                               $    601
                                                     --------
 Forest Products & Paper--1.0%
  26,300 International Paper Co.                        1,006
                                                     --------
 Healthcare-Products--3.5%
  22,600 Baxter International, Inc.                     1,116
  22,900 Guidant Corp.                                    860
   9,800 Henry Schein, Inc.*                              370
  14,000 Johnson & Johnson Co.                          1,357
                                                     --------
                                                        3,703
                                                     --------
 Healthcare-Services--1.0%
  23,800 Tenet Healthcare Corp.*                        1,083
                                                     --------
 Insurance--3.0%
  23,675 American International Group, Inc.             1,918
  18,000 Gallagher (Arthur J.) & Co.                      495
   6,900 Marsh & McLennan Cos., Inc.                      724
                                                     --------
                                                        3,137
                                                     --------
 Internet--0.5%
  26,000 Schwab (Charles) Corp.                           489
                                                     --------
 Lodging--0.8%
  21,000 Starwood Hotels & Resorts Worldwide, Inc.        794
                                                     --------
 Media--5.5%
  39,300 AOL Time Warner, Inc.*                         2,053
  15,900 Clear Channel Communications, Inc.*              969
  23,700 Comcast Corp., Class A                           971
  22,500 Disney (The Walt) Co.                            711
  43,000 USA Networks, Inc.*                            1,112
                                                     --------
                                                        5,816
                                                     --------
 Mining--0.9%
  20,800 Alcoa, Inc.                                      898
                                                     --------
 Miscellaneous Manufacturing--7.9%
  22,100 Danaher Corp.                                  1,392
  77,200 General Electric Co.                           3,783
   8,700 Minnesota Mining & Manufacturing Co. #         1,031
  36,600 Tyco International Ltd.                        2,103
                                                     --------
                                                        8,309
                                                     --------
 Oil & Gas Producers--4.5%
  10,700 Chevron Corp.                                  1,028
  20,400 Ensco International, Inc.                        657
  15,100 Exxon Mobil Corp.                              1,340
  16,500 Noble Drilling Corp.*                            704
  16,900 Royal Dutch Petroleum Co. ADR                  1,031
                                                     --------
                                                        4,760
                                                     --------
 Oil & Gas Services--0.9%
  14,800 Schlumberger Ltd.                                933
                                                     --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares and numbers of contracts)
(Unaudited)


 Shares  Description                            Value

------------------------------------------------------------
                   Diversified Growth Portfolio--(Continued)
 Pharmaceuticals--9.3%
  12,100 American Home Products Corp.          $    766
  21,400 Bristol-Myers Squibb Co.                 1,161
  14,700 Forest Laboratories, Inc., Class A*      1,089
  14,200 King Pharmaceuticals, Inc.*                718
  18,000 Merck & Co., Inc.                        1,314
  15,500 Patterson Dental Co.*                      529
  60,200 Pfizer, Inc.                             2,582
  21,900 Pharmacia Corp.                          1,063
  13,400 Schering-Plough Corp.                      562
                                               --------
                                                  9,784
                                               --------
 Pipelines--2.7%
  15,100 El Paso Corp.                              920
  22,800 Enron Corp.                              1,206
  19,500 Williams Cos. (The), Inc.                  768
                                               --------
                                                  2,894
                                               --------
 Retail--8.0%
  33,600 Circuit City Stores, Inc.                  504
  43,400 Home Depot (The), Inc.                   2,139
  15,100 Kohl's Corp.*                              930
  21,500 Target Corp.                               813
   9,000 TJX Cos., Inc.                             301
  46,400 Wal-Mart Stores, Inc.                    2,401
  32,600 Walgreen Co.                             1,310
                                               --------
                                                  8,398
                                               --------
 Savings & Loans--1.2%
  36,450 Washington Mutual, Inc.                  1,298
                                               --------
 Semiconductors--4.5%
   9,900 Applied Materials, Inc.*                   494
  76,900 Intel Corp.                              2,077
  18,500 Linear Technology Corp.                    888
  17,500 Teradyne, Inc.*                            698
  17,300 Texas Instruments, Inc.                    590
                                               --------
                                                  4,747
                                               --------
 Software--4.9%
  25,900 FISERV, Inc.*                            1,428
  53,500 Microsoft Corp.*                         3,701
                                               --------
                                                  5,129
                                               --------
 Telecommunications--9.0%
  34,300 American Tower Corp.                       849
  29,500 BellSouth Corp.                          1,216
  70,300 Cisco Systems, Inc.*                     1,354
  17,700 Corning, Inc.                              335
  90,000 McLeodUSA, Inc.*                           415
  19,200 Motorola, Inc.                             282
  42,400 Nortel Networks Corp.*                     565
  35,800 SBC Communications, Inc.                 1,541
  24,300 Sprint Corp. (PCS Group)*                  535
  11,000 Tellabs, Inc.*                             374

  Shares/
 Principal
  Amount   Description                                  Value

---------------------------------------------------------------
  27,300   Verizon Communications Co.                  $  1,497
  27,900   WorldCom, Inc. *                                 498
                                                       --------
                                                          9,461
                                                       --------
 Tobacco--3.6%
  54,800   Philip Morris Co., Inc. #                      2,817
  31,600   UST, Inc.                                        922
                                                       --------
                                                          3,739
                                                       --------
 Transportation--1.2%
  10,600   Expeditors International Washington, Inc.        683
   9,500   Union Pacific Corp.                              546
                                                       --------
                                                          1,229
---------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $84,224)                     102,930
---------------------------------------------------------------
 OTHER INVESTMENT--1.1%
  (Cost $1,167)
  12,600   Midcap SPDR Trust Series                       1,204
---------------------------------------------------------------
 SHORT-TERM INVESTMENTS--2.1%
           Barclays Bank, Global Treasury Service,
           London, Eurodollar Time Deposit
 $ 2,100   4.22% Due 6/1/01                               2,100
           U.S. Treasury Bill,
     140   3.96% Due 6/7/01                                 140
---------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS (Cost $2,240)               2,240
---------------------------------------------------------------
 TOTAL INVESTMENTS--101.2%
  (Cost $87,631)                                       $106,374
---------------------------------------------------------------

Liabilities, less Other Assets--(1.2)%                             (1,298)
--------------------------------------------------------------------------
NET ASSETS--100.0%                                               $105,076
--------------------------------------------------------------------------
--------------------------------------------------------------------------
WRITTEN OPTIONS CONTRACTS:
Type of                           Number of Exercise  Contract  Unrealized
Contract                          Contracts  Price   Expiration    Gain
--------------------------------------------------------------------------
Minnesota Mining & Manufacturing     52       $125   June, 2001    $19
Philip Morris Co.                    160        55   June, 2001     12
--------------------------------------------------------------------------
Total                                                              $31
--------------------------------------------------------------------------

* Non-income producing security.
#  Security pledged to cover margin requirements for open option contracts

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                              Value

---------------------------------------------------------
                            Focused Growth Portfolio
 COMMON STOCKS--96.6%
 Aerospace/Defense--1.6%
  60,000 Lockheed Martin Corp.                   $  2,298
  20,000 United Technologies Corp.                  1,666
                                                 --------
                                                    3,964
                                                 --------
 Beverages--1.1%
  58,860 PepsiCo, Inc.                              2,635
                                                 --------
 Computers--3.5%
  45,000 Electronic Data Systems Corp.              2,756
  30,000 EMC Corp.                                    948
  17,500 International Business Machines Corp.      1,957
  29,500 Lexmark International Group, Inc.*         1,829
  70,013 Sun Microsystems, Inc.*                    1,153
                                                 --------
                                                    8,643
                                                 --------
 Diversified Financial Services--11.1%
  76,740 Citigroup, Inc.                            3,933
  72,500 Freddie Mac                                4,799
  35,000 Goldman Sachs Group, Inc.                  3,329
  75,000 Household International, Inc.              4,924
  15,500 Lehman Brothers Holdings, Inc.             1,110
 118,540 MBNA Corp.                                 4,275
  83,580 Providian Financial Corp.                  4,744
                                                 --------
                                                   27,114
                                                 --------
 Electric--1.4%
  32,000 Calpine Corp.*                             1,577
  40,000 Duke Energy Corp.                          1,829
                                                 --------
                                                    3,406
                                                 --------
 Electrical Components & Equipment--0.7%
  24,520 Emerson Electric Co.                       1,660
                                                 --------
 Electronics--1.4%
  35,000 Agilent Technologies, Inc.*                1,174
  47,020 Waters Corp.*                              2,336
                                                 --------
                                                    3,510
                                                 --------
 Energy-Alternate Sources--1.2%
  71,650 Mirant Corp.*                              2,816
                                                 --------
 Entertainment--1.1%
  45,000 International Game Technology              2,765
                                                 --------
 Food--0.7%
  60,000 Sysco Corp.                                1,784
                                                 --------
 Hand/Machine Tools--0.5%
  28,500 Black & Decker Corp.                       1,130
                                                 --------
 Healthcare-Products--2.3%
  59,240 Baxter International, Inc.                 2,925
  27,500 Johnson & Johnson Co.                      2,666
                                                 --------
                                                    5,591
                                                 --------


 Shares  Description                                       Value

------------------------------------------------------------------
 Healthcare-Services--2.9%
  25,000 Lincare Holdings, Inc.*                          $  1,451
  20,000 Quest Diagnostics, Inc.*                            2,472
  70,000 Tenet Healthcare Corp.*                             3,184
                                                          --------
                                                             7,107
                                                          --------
 Insurance--7.1%
  83,800 AFLAC, Inc.                                         2,718
  40,000 Allstate Corp.                                      1,801
  53,715 American International Group, Inc.                  4,351
  38,250 Everest Re Group Ltd.                               2,597
  56,000 HCC Insurance Holdings, Inc.                        1,388
  24,520 Marsh & McLennan Cos., Inc.                         2,572
  25,000 MGIC Investment Corp.                               1,759
                                                          --------
                                                            17,186
                                                          --------
 Internet--0.7%
  90,000 Schwab (Charles) Corp.                              1,692
                                                          --------
 Investment Companies--0.5%
  50,000 Allied Capital Corp.                                1,233
                                                          --------
 Media--7.5%
  60,000 AOL Time Warner, Inc.*                              3,134
  50,000 Cablevision Systems Corp.--Rainbow Media Group      1,205
  75,000 Charter Communications, Inc.*                       1,677
  45,000 Clear Channel Communications, Inc.*                 2,744
  66,550 Comcast Corp., Class A                              2,726
  60,000 Gemstar-TV Guide International, Inc.*               2,182
  45,000 USA Networks, Inc.                                  1,164
  57,500 Viacom, Inc., Class B*                              3,314
                                                          --------
                                                            18,146
                                                          --------
 Miscellaneous Manufacturing--6.0%
  25,000 Danaher Corp.                                       1,574
 132,430 General Electric Co.                                6,489
  24,200 Minnesota Mining & Manufacturing Co.                2,870
  62,500 Tyco International Ltd.                             3,591
                                                          --------
                                                            14,524
                                                          --------
 Oil & Gas--2.5%
  52,350 EOG Resources, Inc.                                 2,350
  30,000 Exxon Mobil Corp.                                   2,662
  25,000 Noble Affiliates, Inc.                              1,038
                                                          --------
                                                             6,050
                                                          --------
 Oil & Gas Producers--2.0%
  40,000 Anadarko Petroleum Corp.                            2,505
  15,000 Phillips Petroleum Co.                                971
  25,000 Transocean Sedco Forex, Inc.                        1,336
                                                          --------
                                                             4,812
                                                          --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares  Description                            Value

----------------------------------------------------------
                     Focused Growth Portfolio--(Continued)
 Oil & Gas Services--4.0%
  60,000 Baker Hughes, Inc.                    $  2,364
  39,430 BJ Services Co.*                         2,957
  29,000 Cooper Cameron Corp.*                    2,009
  30,000 Smith International, Inc.                2,331
                                               --------
                                                  9,661
                                               --------
 Packaging & Containers--1.1%
 175,000 Packaging Corp. of America*              2,800
                                               --------
 Pharmaceuticals--8.6%
  40,000 Abbott Laboratories                      2,079
  39,240 Allergan, Inc.                           3,520
  36,780 Cardinal Health, Inc.                    2,648
  40,000 Forest Laboratories, Inc., Class A*      2,962
  46,250 IVAX Corp.                               1,559
  54,430 Merck & Co., Inc.                        3,973
  95,000 Pfizer, Inc.                             4,074
                                               --------
                                                 20,815
                                               --------
 Pipelines--2.1%
  18,500 El Paso Corp.                            1,127
  76,360 Enron Corp.                              4,040
                                               --------
                                                  5,167
                                               --------
 Retail--7.5%
  48,550 CVS Corp.                                2,665
  70,000 Kohl's Corp.*                            4,309
  83,000 Target Corp.                             3,137
  88,070 Wal-Mart Stores, Inc.                    4,558
  89,460 Walgreen Co.                             3,595
                                               --------
                                                 18,264
                                               --------
 Semiconductors--4.1%
  58,000 Altera Corp.*                            1,392
  63,500 Analog Devices, Inc.*                    2,829
  44,500 Novellus Systems, Inc.*                  2,132
  17,500 NVIDIA Corp.*                            1,498
  60,000 Texas Instruments, Inc.                  2,047
                                               --------
                                                  9,898
                                               --------
 Software--5.7%
  43,000 BEA Systems, Inc.*                       1,543
  94,430 Microsoft Corp.*                         6,532
  30,000 PeopleSoft, Inc.*                        1,210
  64,500 Siebel Systems, Inc.*                    2,926
  25,000 Veritas Software Corp.*                  1,648
                                               --------
                                                 13,859
                                               --------
 Telecommunications--5.7%
  35,000 Amdocs Ltd.*                             2,163
  44,000 CIENA Corp.*                             2,383
 131,500 Cisco Systems, Inc.*                     2,533
  24,430 Comverse Technology, Inc.*               1,417
 175,000 McLeodUSA, Inc.*                           807
  70,000 Nokia Corp. ADR                          2,047
  35,000 Tellabs, Inc.*                           1,190

 Shares/
Principal
 Amount    Description                              Value

-----------------------------------------------------------
50,000     Vodafone Group PLC                      $  1,294
                                                   --------
                                                     13,834
                                                   --------
Tobacco--2.0%
 65,000    Philip Morris Cos., Inc.                   3,342
 50,000    UST, Inc.                                  1,458
                                                   --------
                                                      4,800
-----------------------------------------------------------
TOTAL COMMON STOCKS (Cost $197,877)                 234,866
-----------------------------------------------------------
SHORT-TERM INVESTMENT--3.0%
 (Cost $7,266)
           Barclays Bank, Global Treasury Service,
           London, Eurodollar Time Deposit,
$7,266     4.22% Due 6/1/01                           7,266
-----------------------------------------------------------

TOTAL
 INVESTMENTS--
 99.6%
 (Cost
 $205,143)      $242,132
------------------------
Other Assets,
 less
 Liabilities--
 0.4%              1,094
------------------------
NET ASSETS--
 100.0%         $243,226
------------------------
------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                                     Value

---------------------------------------------------------------
                            Mid Cap Growth Portfolio
 COMMON STOCKS--100.8%
 Advertising--1.3%
 11,100 Lamar Advertising Co.                          $    461
                                                       --------
 Aerospace/Defense--1.0%
  9,150 Lockheed Martin Corp.                               350
                                                       --------
 Biotechnology--1.7%
  4,180 Enzon, Inc.*                                        293
  5,000 IDEC Pharmaceuticals Corp.                          308
                                                       --------
                                                            601
                                                       --------
 Building Materials--0.8%
  6,000 Martin Marietta Materials, Inc.                     296
                                                       --------
 Chemicals--0.5%
  3,000 Cabot Microelectronics Corp.                        193
                                                       --------
 Commercial Services--2.6%
 31,410 Caremark Rx, Inc.                                   511
 11,930 Education Management Corp.                          396
                                                       --------
                                                            907
                                                       --------
 Computers--2.6%
  5,570 Affiliated Computer Services, Inc., Class A*        402
  5,500 Lexmark International Group, Inc.*                  341
  9,500 StorageNetworks, Inc.                               163
                                                       --------
                                                            906
                                                       --------
 Diversified Financial Services--3.8%
  4,500 AmeriCredit Corp.*                                  235
  7,160 Countrywide Credit Industries, Inc.                 277
 17,200 Metris Cos., Inc.                                   516
  5,680 Providian Financial Corp.                           323
                                                       --------
                                                          1,351
                                                       --------
 Electrical Components & Equipment--1.3%
 13,630 Capstone Turbine Corp.                              448
                                                       --------
 Electronics--2.2%
  9,150 Mettler-Toledo International, Inc.                  411
  7,250 Waters Corp.*                                       360
                                                       --------
                                                            771
                                                       --------
 Energy-Alternate Sources--1.2%
 10,500 Mirant Corp.*                                       413
                                                       --------
 Entertainment--3.2%
  7,600 International Game Technology                       467
  5,700 Macrovision Corp.                                   295
 15,910 Six Flags, Inc.*                                    358
                                                       --------
                                                          1,120
                                                       --------
 Food--1.3%
 17,640 Performance Food Group Co.*                         453
                                                       --------
 Gas--1.0%
 12,500 Sempra Energy, Inc.                                 341
                                                       --------


 Shares Description                              Value

--------------------------------------------------------
 Hand/Machine Tools--0.9%
  7,610 Black & Decker Corp.                    $    302
                                                --------
 Healthcare-Products--2.5%
  9,150 Biomet, Inc.                                 409
  6,500 Varian Medical Systems, Inc.*                471
                                                --------
                                                     880
                                                --------
 Healthcare-Services--4.7%
  9,000 Lincare Holdings, Inc.*                      522
  4,620 Quest Diagnostics, Inc.*                     571
 12,720 Tenet Healthcare Corp.*                      579
                                                --------
                                                   1,672
                                                --------
 Insurance--5.7%
 15,900 AFLAC, Inc.                                  516
  5,500 Everest Re Group Ltd.                        374
 13,500 Gallagher (Arthur J.) & Co.                  371
 13,730 HCC Insurance Holdings, Inc.                 340
  4,610 Radian Group, Inc.                           391
                                                --------
                                                   1,992
                                                --------
 Internet--2.6%
 15,000 Agile Software Corp.                         267
 11,500 I2 Technologies, Inc.                        231
 22,400 Schwab (Charles) Corp.                       421
                                                --------
                                                     919
                                                --------
 Investment Companies--1.0%
 15,000 Allied Capital Corp.                         370
                                                --------
 Media--7.3%
  7,500 Cablevision Systems Corp.*                   181
 17,500 Charter Communications, Inc.*                391
  8,790 Gemstar-TV Guide International, Inc.*        320
 13,000 Insight Communications Co., Inc.             327
 13,040 Scholastic Corp.                             521
 11,930 USA Networks, Inc.*                          308
 17,000 Westwood One, Inc.*                          527
                                                --------
                                                   2,575
                                                --------
 Metal Fabricate/Hardware--1.5%
  9,000 Shaw Group (The), Inc.*                      529
                                                --------
 Miscellaneous Manufacturing--1.5%
  8,350 Danaher Corp.                                526
                                                --------
 Oil & Gas Producers--3.7%
  9,000 Cross Timbers Oil Co.*                       265
  7,000 EOG Resources, Inc.                          314
  8,400 Noble Affiliates, Inc.                       349
  8,750 Noble Drilling Corp.                         374
                                                --------
                                                   1,302
                                                --------
 Oil & Gas Services--3.7%
  4,790 BJ Services Co.*                             359
  5,200 Cooper Cameron Corp.*                        361

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares Description                            Value

----------------------------------------------------------
                     Mid Cap Growth Portfolio--(Continued)
Oil & Gas Services--(Continued)
  9,735 Hanover Compressor Co.                $    360
  3,090 Smith International, Inc.                  240
                                              --------
                                                 1,320
                                              --------
 Packaging & Containers--1.2%
 26,000 Packaging Corp. of America*                416
                                              --------
 Pharmaceuticals--11.3%
  5,440 Allergan, Inc.                             488
  5,960 AmeriSource Health Corp., Class A          344
  6,000 Andrx Group                                406
 10,000 Barr Laboratories, Inc.                    713
  8,150 Biovail Corp.                              319
  6,200 Cephalon, Inc.*                            376
  6,350 Forest Laboratories, Inc., Class A*        470
 12,500 IVAX Corp.                                 421
  8,350 King Pharmaceuticals, Inc.                 422
                                              --------
                                                 3,959
                                              --------
 Pipelines--1.9%
  7,560 Dynegy, Inc.                               373
  5,600 Kinder Morgan, Inc.                        309
                                              --------
                                                   682
                                              --------
 Retail--5.7%
  9,610 Abercrombie & Fitch Co., Class A           396
 13,510 Blockbuster, Inc., Class A                 291
  9,500 Brinker International, Inc.                233
  5,530 CVS Corp.                                  303
 10,330 Tiffany & Co.                              357
 15,910 Toys "R" Us, Inc.                          441
                                              --------
                                                 2,021
                                              --------
 Savings & Loans--0.7%
 21,860 Sovereign Bancorp, Inc.                    248
                                              --------
 Semiconductors--6.7%
  9,000 Analog Devices, Inc.*                      401
  9,970 Integrated Device Technology, Inc.         365
  7,500 Linear Technology Corp.                    360
  9,300 Novellus Systems, Inc.*                    446
  6,500 NVIDIA Corp.*                              556
  5,500 Teradyne, Inc.                             219
                                              --------
                                                 2,347
                                              --------
 Software--7.5%
  9,500 BEA Systems, Inc.*                         341
 16,310 Caminus Corp.*                             503
  9,540 Citrix Systems, Inc.                       228
  3,970 Electronic Arts, Inc.                      234
  8,500 Manugistics Group, Inc.*                   305
  5,500 National Instruments Corp.                 198
  5,000 PeopleSoft, Inc.*                          202

  Shares/
 Principal
  Amount   Description                                        Value

----------------------------------------------------------------------
     6,500 Peregrine Systems, Inc.*                          $    180
    10,700 SEI Investments Co.                                    436
                                                             --------
                                                                2,627
                                                             --------
 Telecommunications--3.4%
     8,750 Amdocs Ltd.*                                           541
     6,300 CIENA Corp.*                                           341
     3,350 Comverse Technology, Inc.*                             194
    25,000 McLeodUSA, Inc.*                                       115
                                                             --------
                                                                1,191
                                                             --------
 Telecommunications Services--1.2%
    14,840 West Corp.                                             417
                                                             --------
 Tobacco--1.0%
    12,320 UST, Inc.                                              359
                                                             --------
 Transportation--0.6%
     3,170 Expeditors International Washington, Inc.              204
----------------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $31,648)                            35,469
----------------------------------------------------------------------
 SHORT-TERM INVESTMENT--0.3%
  (Cost $99)
           Barclays Bank, Global Treasury Service, London,
           Eurodollar Time Deposit,
   $    99 4.22% Due 6/1/01                                        99
----------------------------------------------------------------------
 TOTAL INVESTMENTS--101.1%
  (Cost $31,747)                                              $35,568
----------------------------------------------------------------------
 Liabilities, less Other Assets--(1.1)%                          (392)
----------------------------------------------------------------------
 NET ASSETS--100.0%                                           $35,176
----------------------------------------------------------------------
----------------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                                Value

----------------------------------------------------------
                         Small Company Index Portfolio
 COMMON STOCKS--95.9%
 Advertising--0.4%
  5,725 Advo, Inc.                                $    186
  7,500 APAC Customer Services, Inc.*                   25
    300 Grey Global Group, Inc.                        201
 18,950 HA-LO Industries, Inc.*                         13
  6,500 Key3Media Group, Inc.*                          63
  7,000 Penton Media, Inc.                             139
 10,100 R. H. Donnelley Corp.                          288
 15,400 Sitel Corp.*                                    35
 12,700 Valuevision International, Inc.*               260
  5,100 Ventiv Health, Inc.*                            80
                                                  --------
                                                     1,290
                                                  --------
 Aerospace/Defense--0.6%
  8,800 AAR Corp.                                      123
  4,600 Alliant Techsystems, Inc.*                     439
  5,700 Armor Holdings, Inc.*                           72
  1,600 Curtiss-Wright Corp.                            77
  6,800 Esterline Technologies Corp.                   143
 11,200 Gencorp, Inc.                                  131
  2,700 Heico Corp.                                     49
  7,100 Kaman Corp.                                    121
 12,400 Orbital Sciences Corp.*                         49
 12,500 Remec, Inc.*                                   103
  2,000 Sequa Corp., Class A                           100
 10,400 Teledyne Technologies, Inc.*                   171
  6,100 Triumph Group, Inc.*                           278
                                                  --------
                                                     1,856
                                                  --------
 Agriculture--0.3%
 11,700 Cadiz, Inc.*                                   108
 12,600 Delta & Pine Land Co.                          307
  3,900 Seminis, Inc., Class A*                          6
  2,400 Tejon Ranch Co.                                 63
  8,900 Universal Corp.                                354
                                                  --------
                                                       838
                                                  --------
 Airlines--0.6%
 19,200 Airtran Holdings, Inc.*                        207
  8,100 Alaska Air Group, Inc.                         233
 10,730 America West Holdings Corp., Class B*          110
 11,200 Atlantic Coast Airlines Holdings, Inc.*        290
  9,150 Frontier Airlines, Inc.*                       142
 10,500 Mesa Air Group, Inc.*                          122
  4,050 Mesaba Holdings, Inc.                           44
  4,525 Midwest Express Holdings, Inc.*                 77
 16,100 Skywest, Inc.                                  457
                                                  --------
                                                     1,682
                                                  --------
 Apparel--1.0%
  2,100 Columbia Sportswear Co.*                       147
  2,300 Guess?, Inc.*                                   19


 Shares Description                                      Value

----------------------------------------------------------------
  7,450 Kellwood Co.                                    $    175
  9,400 Nautica Enterprises, Inc.*                           192
  3,600 Oshkosh B'gosh, Inc., Class A                        107
  6,900 Phillips-Van Heusen Corp.                            107
 17,600 Polo Ralph Lauren Corp., Class A*                    527
  7,450 Quiksilver, Inc.*                                    185
 15,100 Reebok International Ltd.                            436
  8,800 Russell Corp.                                        158
  4,800 Skechers U.S.A., Inc., Class A*                      169
  3,000 Steven Madden Ltd.*                                   48
 13,700 Stride Rite Corp.                                    111
  5,700 Timberland Co., Class A                              246
 17,600 Unifi, Inc.                                          137
  4,300 Vans, Inc.*                                          106
 16,700 Warnaco Group, Inc., Class A                          10
 13,700 Wolverine World Wide, Inc.                           233
                                                        --------
                                                           3,113
                                                        --------
 Auto Manufacturers--0.1%
  4,750 Oshkosh Truck Corp., Class B                         177
  7,200 Wabash National Corp.                                 83
                                                        --------
                                                             260
                                                        --------
 Auto Parts & Equipment--0.9%
  2,800 American Axle & Manufacturing Holdings, Inc.*         35
 21,525 ArvinMeritor, Inc.                                   334
  3,800 Bandag, Inc.                                         100
  7,900 Borg Warner, Inc.                                    357
 28,600 Collins & Aikman Corp.*                              120
 20,800 Cooper Tire & Rubber Co.                             273
  4,000 Dura Automotive Systems, Inc.*                        50
  7,500 Exide Corp.                                           81
 23,200 Federal-Mogul Corp.                                   82
  5,400 Hayes Lemmerz International, Inc.*                    45
  1,500 IMPCO Technologies, Inc.*                             46
 21,000 Lear Corp.*                                          732
  7,300 Modine Manufacturing Co.                             186
  6,100 Superior Industries International, Inc.              241
 12,200 Tenneco Automotive, Inc.                              39
 12,300 Tower Automotive, Inc.*                              122
                                                        --------
                                                           2,843
                                                        --------
 Banks--5.7%
  2,900 Alabama National Bancorp                              85
  8,550 Amcore Financial, Inc.                               171
  4,650 Area Bancshares Corp.                                 72
  1,400 Bancfirst Corp.                                       54
 27,550 BancorpSouth, Inc.                                   401
  3,627 Bank of Granite Corp.                                 72
  9,231 Bay View Capital Corp.                                63
  3,590 BOK Financial Corp.*                                  92
  3,000 BSB Bancorp, Inc.                                     57
  1,300 Capital City Bank Group, Inc.                         29
  3,000 Cathay Bancorp, Inc.                                 157

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares Description                                Value

-------------------------------------------------------------
                   Small Company Index Portfolio--(Continued)
Banks--(Continued)
  3,600 Century South Banks, Inc.                 $    120
  6,989 Chemical Financial Corp.                       171
  8,497 Chittenden Corp.                               263
 15,275 Citizens Banking Corp.                         379
  3,100 CityBank                                        70
 31,600 Colonial Bancgroup, Inc.                       392
 10,488 Commerce Bancorp, Inc.                         719
 13,700 Community First Bankshares                     299
  3,000 Corus Bankshares, Inc.                         146
  2,500 CPB, Inc.                                       68
 16,900 Cullen/Frost Bankers, Inc.                     566
  6,292 CVB Financial Corp.                            107
  7,600 East West Bancorp, Inc.                        180
  3,642 F & M Bancorp of Maryland                       95
  9,306 F & M National Corp.                           362
  7,771 F.N.B. Corp.                                   188
  2,000 Farmers Capital Bank Corp.                      63
  6,850 First Bancorp                                  164
  3,000 First Busey Corp., Class A                      61
 10,400 First Charter Corp.                            171
  1,900 First Citizens Bancshares, Class A             178
 19,100 First Commonwealth Financial Corp.             208
 12,147 First Financial Bancorp                        179
  3,189 First Financial Bankshares, Inc.               117
  2,152 First Financial Corp. of Indiana                83
  3,800 First Merchants Corp.                           83
 13,419 First Midwest Bancorp, Inc.                    381
  3,982 First Source Corp.                              78
  5,700 Frontier Financial Corp.                       133
 26,050 Fulton Financial Corp.                         520
  3,700 GBC Bancorp                                    102
  9,300 Gold Banc Corp., Inc.                           67
 13,900 Greater Bay Bancorp                            361
  3,010 Hancock Holding Co.                            113
  2,973 Harleysville National Corp.                    116
 17,460 Hudson United Bancorp                          426
  3,900 Independent Bank Corp. of Massachusetts         63
  5,747 Integra Bank Corp.                             116
  5,006 International Bancshares Corp.                 199
 10,400 Investors Financial Services Corp.             677
  3,500 Irwin Financial Corp.                           77
  2,898 Mid-America Bancorp                             70
  7,200 Mid-State Bancshares                           110
  2,100 Mississippi Valley Bancshares, Inc.             76
  6,327 National Penn Bancshares, Inc.                 127
  7,826 NBT Bancorp, Inc.                              120
  2,700 Omega Financial Corp.                           80
  3,700 Oriental Financial Group, Inc.                  55
  8,700 Pacific Capital Bancorp                        231
  4,550 Pacific Northwest Bancorp                       82
  3,090 Park National Corp.                            240
  4,948 Promistar Financial Corp.                       85


 Shares Description                             Value

-------------------------------------------------------
  8,551 Provident Bankshares Corp.             $    205
  7,200 Provident Financial Group, Inc.             236
  3,300 R & G Financial Corp., Class B               54
 16,296 Republic Bancorp, Inc.                      219
  6,300 Riggs National Corp.                        101
  8,900 S&T Bancorp, Inc.                           193
  3,100 Sandy Spring Bancorp, Inc.                   96
  2,580 Santander Bancorp                            50
 14,200 Silicon Valley Bancshares                   393
 27,254 Sky Financial Group, Inc.                   511
 14,002 South Financial Group (The), Inc.           227
 10,800 Southwest Bancorp of Texas*                 340
  8,650 Sterling Bancshares, Inc.                   150
 12,893 Susquehanna Bancshares, Inc.                214
  5,265 Texas Regional Bancshares, Inc.             195
  5,300 Trust Co. of New Jersey                     104
 20,174 Trustco Bank Corp. of New York              239
 18,800 Trustmark Corp.                             411
  6,200 UCBH Holdings, Inc.                         167
  5,249 UMB Financial Corp.                         196
 11,200 United Bankshares, Inc.                     268
  5,002 United National Bancorp                      99
  3,500 Universal Forest Products, Inc.              69
  3,240 USB Holding Co., Inc.                        44
  9,100 W Holding Co., Inc.                         100
  6,050 Wesbanco, Inc.                              140
 11,700 Westamerica Bancorp                         447
  8,575 Whitney Holding Corp.                       358
                                               --------
                                                 17,216
                                               --------
 Beverages--0.2%
    500 Coca-Cola Bottling Co.                       20
 10,800 Constellation Brands, Inc., Class A*        418
    298 Farmer Brothers Co.                          65
  2,700 Robert Mondavi (The) Corp., Class A*        131
                                               --------
                                                    634
                                               --------
 Biotechnology--2.5%
  5,800 Acacia Research Corp.*                       85
  3,400 Aclara BioSciences, Inc.*                    25
 21,100 Advanced Tissue Sciences, Inc.*              84
  5,000 Alexion Pharmaceuticals, Inc.*              130
  4,600 Aphton Corp.*                                97
  8,000 Ariad Pharmaceuticals, Inc.*                 47
 16,800 Avant Immunotherapeutics, Inc.*              80
  5,400 Avigen, Inc.*                               107
  8,300 Aviron*                                     447
  2,700 Bio-Rad Laboratories, Inc., Class A*        116
 18,000 Bio-Technology General Corp.*               214
  4,100 Biocryst Pharmaceuticals, Inc.*              15
 11,300 Cell Genesys, Inc.*                         192
  2,400 Collateral Therapeutics, Inc.                16
  5,050 CryoLife, Inc.*                             164
 10,500 CuraGen Corp.*                              395
 25,400 Cytogen Corp.*                              120

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                              Value

--------------------------------------------------------
  3,600 Digene Corp.*                           $     99
  2,500 Diversa Corp.*                                41
  5,700 Entremed, Inc.*                               85
  7,448 Enzo Biochem, Inc.*                          220
 13,700 Enzon, Inc.*                                 959
  3,200 Exelixis, Inc.*                               49
  8,600 Gene Logic, Inc.*                            182
  7,400 Genome Therapeutics Corp.*                    99
    400 Genomic Solutions, Inc.*                       2
  6,400 Genzyme Transgenics Corp.*                    50
  7,100 Geron Corp.*                                  94
 10,500 Immunomedics, Inc.*                          168
 13,000 Inhale Therapeutic Systems, Inc.*            365
  2,400 InterMune, Inc.*                              93
 11,766 Invitrogen Corp.*                            843
  3,300 Lexicon Genetics, Inc.*                       33
  3,200 Lynx Therapeutics, Inc.*                      21
  6,300 Martek Biosciences Corp.*                    140
  7,600 Maxim Pharmaceuticals, Inc.*                  64
  2,500 Maxygen, Inc.*                                44
  6,700 Myriad Genetics, Inc.*                       416
  4,700 Nanogen, Inc.*                                43
  3,700 Neose Technologies, Inc.*                    113
  2,408 Nexell Therapeutics, Inc.*                     5
  2,000 Orchid BioSciences, Inc.*                     13
 11,356 Organogenesis, Inc.*                          92
  1,700 Paradigm Genetics, Inc.*                      13
 27,200 Peregrine Pharmaceuticals, Inc.*              49
  7,900 Regeneron Pharmaceuticals, Inc.*             252
  3,200 Ribozyme Pharmaceuticals, Inc.*               29
  1,700 Sequenom, Inc.*                               25
 10,500 Targeted Genetics Corp.*                      53
 14,400 Texas Biotech Corp.*                         116
  6,600 Transkaryotic Therapies, Inc.*               171
  6,600 Vical, Inc.*                                  93
                                                --------
                                                   7,468
                                                --------
 Building Materials--0.8%
  5,000 Advanced Lighting Technologies, Inc.*         25
 12,600 Armstrong Holdings, Inc.                      47
  2,300 Centex Construction Products, Inc.            65
  9,200 Comfort Systems USA, Inc.*                    33
 18,300 Dal-Tile International, Inc.*                293
  6,275 Elcor Corp.                                  107
  6,100 Florida Rock Industries, Inc.                293
  3,900 Genlyte Group, Inc.*                         117
 13,000 Lennox International, Inc.                   119
  5,900 NCI Building Systems, Inc.*                   80
  3,000 Nortek, Inc.                                  87
 16,700 Owens Corning                                 34
  8,900 Rayonier, Inc.                               398
  2,700 Simpson Manufacturing Co., Inc.*             127
  6,800 Texas Industries, Inc.                       223
  1,800 Trex Co., Inc.*                               52


 Shares Description                               Value

---------------------------------------------------------
  1,600 U.S. Aggregates, Inc.                    $      2
 12,600 York International Corp.                      444
                                                 --------
                                                    2,546
                                                 --------
 Chemicals--2.7%
 16,900 Airgas, Inc.*                                 174
  7,900 Albemarle Corp.                               181
  6,200 Arch Chemicals, Inc.                          134
  7,800 Cabot Microelectronics Corp.*                 501
  9,092 Cambrex Corp.                                 486
  4,600 Chemfirst, Inc.                               119
 36,982 Crompton Corp.                                400
 13,300 Cytec Industries, Inc.*                       470
 20,500 Ethyl Corp.                                    25
 11,200 Ferro Corp.                                   240
  4,400 Fuller (H.B.) Co.                             201
 10,400 Georgia Gulf Corp.                            187
 19,500 Grace (W.R.) & Co.*                            35
 14,400 Great Lakes Chemical Corp.                    493
  4,500 International Specialty Products, Inc.         44
 17,200 Lubrizol Corp.                                534
  5,900 MacDermid, Inc.                               102
 21,100 Millennium Chemicals, Inc.                    338
  6,500 Minerals Technologies, Inc.                   263
  6,900 NL Industries, Inc.                           111
 11,600 Olin Corp.                                    218
  7,900 OM Group, Inc.                                490
 11,200 Omnova Solutions, Inc.                         61
 30,800 PolyOne Corp.                                 279
 33,500 RPM, Inc. of Ohio                             277
  9,600 Schulman (A.), Inc.                           122
 34,000 Solutia, Inc.                                 485
  4,900 Spartech Corp.                                 96
  1,800 Stepan Co.                                     43
  7,000 Symyx Technologies, Inc.*                     192
  4,700 Uniroyal Technology Corp.*                     44
  2,600 Valhi, Inc.                                    33
 13,900 Valspar Corp.                                 476
 10,400 Wellman, Inc.                                 177
                                                 --------
                                                    8,031
                                                 --------
 Coal--0.1%
  6,200 Arch Coal, Inc.                               191
  8,300 Consol Energy, Inc.                           253
                                                 --------
                                                      444
                                                 --------
 Commercial Services--4.3%
  5,700 Aaron Rents, Inc., Class B                    104
  5,620 ABM Industries, Inc.                          179
  6,000 Administaff, Inc.*                            153
  6,200 Albany Molecular Research, Inc.*              212
  7,400 Aurora Biosciences Corp.*                     198
  1,600 Bacou USA, Inc.*                               45
  8,100 Banta Corp.                                   227

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares Description                                     Value

---------------------------------------------------------------
                   Small Company Index Portfolio--(Continued)
Commercial Services--(Continued)
 10,800 Bowne & Co., Inc.                              $    125
  4,100 Bright Horizons Family Solutions, Inc.*             112
  6,800 Career Education Corp.*                             342
 75,700 Caremark Rx, Inc.*                                1,232
  3,600 CDI Corp.*                                           60
  4,000 Central Parking Corp.                                73
 24,300 Century Business Services, Inc.*                     85
  3,000 Chemed Corp.                                        105
  6,800 Coinstar, Inc.*                                     123
     50 Computer Learning Centers                            --
  3,000 Corinthian Colleges, Inc.*                          132
  7,000 Corporate Executive Board Co.*                      236
  1,800 Corvel Corp.*                                        64
  4,000 CoStar Group, Inc.*                                 100
  2,200 CPI Corp.                                            43
 23,400 Data Broadcasting Corp.*                            197
  6,850 DiamondCluster International, Inc., Class A*         97
  7,900 Dollar Thrifty Automotive Group*                    187
  5,700 Edison Schools, Inc., Class A*                      137
  6,900 Education Management Corp.*                         229
  4,768 Electro Rent Corp.*                                  76
    111 Employee Solutions, Inc.*                            --
 21,003 Encompass Services Corp.*                           186
  4,400 F.Y.I., Inc.*                                       189
  5,700 First Consulting Group, Inc.*                        40
  3,800 Forrester Research, Inc.*                            89
    900 Gaiam, Inc., Class A*                                10
 24,000 Gartner Group, Inc., Class A*                       218
 11,920 Global Payments, Inc.                               313
  2,900 Hall, Kinion & Associates, Inc.*                     23
  6,400 Heidrick & Struggles International, Inc.*           206
 21,300 Hooper Holmes, Inc.                                 211
  3,500 Horizon Offshore, Inc.*                              64
  2,800 Insurance Auto Auctions, Inc.*                       38
 10,800 Integrated Electrical Services, Inc.*                97
  4,550 ITT Educational Services, Inc.                      164
  5,600 Kelly Services, Inc., Class A                       131
 10,106 kforce.com, Inc.*                                    66
 12,300 Korn/Ferry International*                           266
 10,600 Labor Ready, Inc.*                                   42
  3,600 Learning Tree International, Inc.*                   85
 15,300 Mail-Well, Inc.*                                     83
  1,800 Management Network Group, Inc.*                      12
  3,700 Maximus, Inc.*                                      136
  2,800 McGrath Rentcorp                                     77
  4,816 MedQuist, Inc.*                                     123
  3,200 Memberworks, Inc.*                                   75
  2,700 Meta Group, Inc.*                                     7
  4,900 Midas, Inc.                                          65
 29,900 Modis Professional Services, Inc.*                  171
  2,000 National Processing, Inc.*                           49
 11,600 NationsRent, Inc.*                                    7


 Shares Description                                  Value

------------------------------------------------------------
 11,900 Navigant Consulting Co.*                    $     85
  6,350 NCO Group, Inc.*                                 184
  7,400 On Assignment, Inc.*                             158
 13,600 Orthodontic Centers of America*                  417
  8,100 Parexel International Corp.*                     111
 12,490 Pharmaceutical Product Development, Inc.*        401
 13,500 Plexus Corp.*                                    408
  6,100 Prepaid Legal Services, Inc.*                     95
  1,400 Professional Detailing, Inc.                     130
 13,000 Profit Recovery Group International*             130
  6,300 Prosofttraining.com*                              13
  6,200 Protection One, Inc.*                              8
  5,700 Rent-A-Center, Inc.*                             255
  7,970 Rent-Way, Inc.*                                   57
  5,600 Rollins, Inc.                                    106
 91,200 Service Corp. International                      644
 10,800 Sodexho Marriott Services, Inc.                  344
 13,600 Sotheby's Holdings, Inc., Class A                261
  3,600 Source Information Management Co.*                23
 17,860 Spherion Corp.*                                  129
  2,300 Startek, Inc.*                                    44
 30,300 Stewart Enterprises, Inc., Class A               231
  2,450 Strayer Education, Inc.                          110
  9,200 Sylvan Learning Systems, Inc.*                   170
  8,100 Trico Marine Services, Inc.*                     105
 10,700 United Rentals, Inc.*                            247
  2,700 Volt Information Sciences, Inc.*                  49
  2,997 Wackenhut Corp. (The), Class A                    48
                                                    --------
                                                      13,079
                                                    --------
 Computers--2.2%
  3,200 Adept Technology, Inc.*                           30
 17,100 Advanced Digital Information Corp.*              312
  7,311 Analysts International Corp.                      40
 12,275 Avant! Corp.*                                    206
  4,900 Bell & Howell Co.                                134
  3,900 Brooktrout, Inc.*                                 25
  3,300 CACI International, Inc., Class A*               134
 17,400 Cambridge Technology Partners, Inc.*              53
  3,700 Carreker Corp.*                                   38
 14,500 CIBER, Inc.*                                      96
  2,000 Cognizant Technology Solutions Corp.*             82
  6,800 Complete Business Solutions*                      88
 10,900 Computer Horizons Corp.*                          30
 18,100 Concurrent Computer Corp.*                       111
  3,400 Digimarc Corp.*                                   60
  3,600 Dot Hill Systems Corp.*                            8
 16,425 eLoyalty Corp.*                                   34
  3,200 EpicEdge, Inc.*                                    1
  2,500 Extended Systems, Inc.*                           17
  6,800 Factset Research Systems, Inc.                   273
 12,400 FutureLink Corp.                                   4
  3,200 Gadzoox Networks, Inc.*                           10
  8,200 Hutchinson Technology, Inc.*                     120
 11,400 iGate Capital Corp.*                              22

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                                 Value

-----------------------------------------------------------
  4,700 Immersion Corp.*                           $     20
 12,700 InFocus Corp.*                                  215
    700 Inforte Corp.*                                    7
 14,500 Intergraph Corp.*                               217
 10,800 InterVoice-Brite, Inc.*                         110
 88,700 Iomega Corp.*                                   240
  4,100 Kronos, Inc.*                                   134
  1,200 LivePerson, Inc.*                                --
  1,500 Manhattan Associates, Inc.*                      50
 59,788 Maxtor Corp.*                                   364
  3,500 MCSi, Inc.*                                      56
  3,400 Media 100, Inc.*                                  7
 21,400 Mentor Graphics Corp.                           563
  7,100 Mercury Computer Systems, Inc.*                 339
 11,100 Micron Electronics, Inc.*                        19
  5,700 Micros Systems, Inc.*                           122
 10,200 MTI Technology Corp.*                            20
  2,100 Netguru, Inc.*                                    5
  4,800 Netscout Systems, Inc.*                          43
  1,600 Netsolve, Inc.*                                  11
  1,700 Nuance Communications, Inc.*                     26
  7,200 NYFIX, Inc.*                                    186
  1,000 Pec Solutions, Inc.*                             23
 18,900 Perot Systems Corp., Class A*                   272
  1,700 Procom Technology, Inc.*                         18
  5,450 Radiant Systems, Inc.*                           76
  4,750 Radisys Corp.*                                  118
  7,100 Rainbow Technologies, Inc.*                      42
  4,500 SCM Microsystems, Inc.*                          44
 62,800 Silicon Graphics, Inc.*                         132
  1,900 SmartDisk Corp.*                                  5
 26,400 SONICblue, Inc.*                                 95
 31,500 Storage Technology Corp.*                       471
  7,600 Sykes Enterprises, Inc.*                         59
  1,700 Syntel, Inc.*                                    15
 10,800 Systems & Computer Technology Corp.*             86
  4,200 Tanning Technology Corp.*                        20
 14,525 Technology Solutions Co.*                        29
  4,000 Vasco Data Security International, Inc.*         20
  9,300 Vertel Corp.*                                    14
  5,600 Vertex Interactive, Inc.*                        11
  6,100 viaLink (The) Co.*                               16
 10,000 Viewpoint Corp.*                                 51
 16,100 Wave Systems Corp., Class A*                     60
 57,300 Western Digital Corp.*                          247
 12,300 Xybernaut Corp.*                                 44
                                                   --------
                                                      6,650
                                                   --------
 Cosmetics/Personal Care--0.2%
 11,900 Alberto-Culver Co., Class B                     503
  2,800 Revlon, Inc., Class A*                           17
                                                   --------
                                                        520
                                                   --------


 Shares Description                                  Value

------------------------------------------------------------
 Distribution/Wholesale--0.4%
  3,750 Advanced Marketing Services, Inc.           $     62
 17,024 Brightpoint, Inc.*                                61
  8,300 Handleman Co.                                    101
  7,800 Hughes Supply, Inc.                              151
 10,900 Owens & Minor, Inc.                              202
  4,900 SCP Pool Corp.*                                  167
 10,400 United Stationers, Inc.                          296
  6,600 Watsco, Inc., Class A                             92
  7,100 WESCO International, Inc.*                        59
                                                    --------
                                                       1,191
                                                    --------
 Diversified Financial Services--2.1%
  7,300 Advanta Corp., Class A                            96
  7,200 Affiliated Managers Group, Inc.*                 403
 25,600 AmeriCredit Corp.*                             1,336
 10,300 Associates First Capital Corp., Class B*          --
  5,900 Blackrock, Inc., Class A*                        215
  7,400 Charter Municipal Mortgage Acceptance Co.        108
  2,500 Cityscape Financial Corp.*                        --
  4,000 CompuCredit Corp.*                                48
  5,200 Credit Acceptance Corp.*                          37
 10,900 Doral Financial Corp.                            300
  3,200 DVI, Inc.*                                        48
 19,000 Eaton Vance Corp.                                681
  3,950 Financial Federal Corp.*                         101
 20,100 Finova Group, Inc.                                48
  7,900 Friedman, Billings, Ramsey Group, Inc.*           48
  1,800 Gabelli Asset Management, Inc., Class A*          71
  9,200 Investment Technology Group, Inc.                465
  8,400 Jefferies Group, Inc.                            257
  2,200 John Nuveen Co., Class A                         126
 14,300 LaBranche & Co., Inc.*                           574
  3,800 Medallion Financial Corp.                         41
 20,538 Metris Cos., Inc.                                616
 13,300 Raymond James Financial Corp.                    387
     91 Search Financial Services, Inc.*                  --
  5,216 Southwest Securities Group, Inc.                 109
  2,400 Stockwalk.com Group, Inc.*                         4
  1,300 Student Loan Corp.                                87
  5,800 Tucker Anthony Sutro Corp.                       127
  3,318 Westcorp, Inc.                                    60
  3,000 WFS Financial, Inc.*                              74
                                                    --------
                                                       6,467
                                                    --------
 Electric--2.9%
 24,800 ALLETE, Inc.                                     588
 15,450 Avista Corp.                                     340
  7,650 Black Hills Corp.                                420
  5,500 CH Energy Group, Inc.                            239
 14,800 Cleco Corp.                                      344
 29,100 Conectiv, Inc.                                   655
 16,800 El Paso Electric Co.                             267
  5,800 Empire District Electric Co.                     115

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares Description                           Value

-------------------------------------------------------------
                   Small Company Index Portfolio--(Continued)
 Electric--(Continued)
 10,950 Hawaiian Electric Industries, Inc.   $    406
 12,300 Idacorp, Inc.                             476
 20,300 Kansas City Power & Light Co.             510
  5,450 Madison Gas & Electric Co.                129
 21,575 MDU Resources Group, Inc.                 787
  7,678 Northwestern Corp.                        171
 25,600 OGE Energy Corp.                          563
  8,000 Otter Tail Power Co.                      196
 11,300 Public Service Co. of New Mexico          409
 11,300 RGS Energy Group, Inc.                    422
 25,768 Sierra Pacific Resources                  397
  4,700 UIL Holdings Corp.                        223
  9,980 Unisource Energy Corp.                    251
 27,700 Western Resources, Inc.                   582
  8,700 WPS Resources Corp.                       288
                                             --------
                                                8,778
                                             --------
 Electrical Components & Equipment--0.9%
  4,100 Advanced Energy Industries, Inc.*         134
  6,600 American Superconductor Corp.*            171
 10,800 Ametek, Inc.                              288
 10,896 Artesyn Technologies, Inc.*               148
  8,000 Belden, Inc.                              202
  8,600 C&D Technologies, Inc.                    264
 10,000 Cymer, Inc.*                              288
  5,300 Energy Conversion Devices, Inc.*          165
  9,500 General Cable Corp.                       145
  6,500 Littelfuse, Inc.*                         182
  9,100 Rayovac Corp.*                            199
  3,300 Research Frontiers, Inc.*                  92
  5,775 SLI, Inc.                                  41
  5,900 Superconductor Technologies, Inc.*         37
 15,000 UCAR International, Inc.*                 191
  4,600 Universal Display Corp.*                   78
 10,600 Valence Technology, Inc.*                  81
  6,400 Vicor Corp.*                              134
                                             --------
                                                2,840
                                             --------
 Electronics--2.3%
  3,700 ACT Manufacturing, Inc.*                   62
  1,000 American Technical Ceramics Corp.*         10
  2,100 Analogic Corp.                             97
  2,151 Aura Systems, Inc.*                         2
  2,400 Bel Fuse, Inc., Class A*                   70
    400 Bel Fuse, Inc., Class B                    12
  6,400 Benchmark Electronics, Inc.*              147
  5,880 Brady Corp., Class A                      185
  9,500 Checkpoint Systems, Inc.*                 130
  9,000 Coherent, Inc.*                           319
  3,600 Convera Corp.*                             16
  9,118 CTS Corp.                                 205
  1,800 Cubic Corp.                                53
  2,300 CyberOptics Corp.*                         27


 Shares Description                              Value

--------------------------------------------------------
  4,500 DDi Corp.*                              $     95
  7,300 Dionex Corp.*                                218
  8,700 DSP Group, Inc.*                             157
  8,900 Electro Scientific Industries, Inc.*         327
  6,900 Electroglas, Inc.*                           111
  3,000 Excel Technology, Inc.*                       70
  4,700 FEI Co.*                                     166
 13,200 Fisher Scientific International, Inc.        347
  8,700 GenRad, Inc.                                  60
  3,300 II-VI, Inc.*                                  50
  8,900 Indentix, Inc.*                               58
  3,100 Interlink Electronics, Inc.*                  27
  6,398 Interlogix, Inc.*                            150
  2,800 Keithley Instruments, Inc.                    72
  9,500 Kent Electronics Corp.*                      203
  2,700 Meade Instruments Corp.*                      12
  7,600 Mechanical Technology, Inc.*                  77
 11,750 Methode Electronics, Inc.                     88
 13,000 Mettler-Toledo International, Inc.*          584
  5,400 Molecular Devices Corp.*                     119
  2,400 Moog, Inc., Class A                           88
  1,500 Nanometrics, Inc.*                            40
  4,500 Packard Biosciences Co.*                      29
  4,647 Park Electrochemical Corp.                   101
 11,932 Paxar Corp.*                                 143
  4,100 Photon Dynamics, Inc.*                       129
 11,800 Robotic Vision Systems, Inc.*                 18
  5,000 Rogers Corp.                                 131
  4,100 SBS Technologies, Inc.*                       75
 23,600 Sensormatic Electronics Corp.                372
     28 Solectron Corp.*                               1
  1,200 Spectra-Physics Lasers, Inc.*                 24
  4,100 Stoneridge, Inc.*                             37
  7,900 Technitrol, Inc.                             197
  8,000 Trimble Navigation Ltd.*                     156
  4,600 Universal Electronics, Inc.*                  96
 10,800 Varian, Inc.*                                367
 15,100 Viasystems Group, Inc.*                       48
  5,500 Watts Industries, Inc., Class A               87
  3,800 Woodhead Industries, Inc.                     64
  2,800 Woodward Governor Co.                        212
  5,600 X-Rite, Inc.                                  51
  4,900 Zygo Corp.*                                  144
                                                --------
                                                   6,936
                                                --------
 Energy-Alternate Sources--0.2%
 16,300 Covanta Energy Corp.                         355
  3,500 FuelCell Energy, Inc.*                       259
 10,900 Syntroleum Corp.*                            129
                                                --------
                                                     743
                                                --------
 Engineering & Construction--0.5%
  3,000 Emcor Group, Inc.*                           133
 12,600 Foster Wheeler Corp.*                        158
  9,412 Granite Construction, Inc.                   256

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                              Value

--------------------------------------------------------
  6,700 Insituform Technologies, Inc.*          $    245
  7,400 Jacobs Engineering Group, Inc.*              552
  4,500 URS Corp.                                    122
                                                --------
                                                   1,466
                                                --------
 Entertainment--0.5%
  2,800 Anchor Gaming*                               178
  6,700 Argosy Gaming Co.*                           163
  3,800 Championship Auto Racing Teams, Inc.*         56
  3,700 Churchill Downs, Inc.                        113
  4,100 Dover Downs Entertainment, Inc.               57
  5,800 Gaylord Entertainment Co.                    161
  1,700 GC Cos., Inc., Class A*                        4
  9,700 Gtech Holdings Corp.*                        362
  8,400 Isle of Capri Casinos, Inc.*                  68
    800 Liberty Livewire Corp., Class A*               5
  2,600 Penn National Gaming, Inc.*                   53
  6,100 Pinnacle Entertainment, Inc.                  56
  4,600 Speedway Motorsports, Inc.*                  106
  1,800 Trendwest Resorts, Inc.*                      44
  5,000 Vail Resorts, Inc.*                          103
  9,400 Zomax, Inc.*                                  65
                                                --------
                                                   1,594
                                                --------
 Environmental Control--0.4%
 11,200 Calgon Carbon Corp.                           92
  6,200 Casella Waste Systems, Inc., Class A*         60
  5,400 Ionics, Inc.*                                146
  2,800 Mine Safety Appliances Co.                    82
  4,600 Stericycle, Inc.*                            197
 11,846 Tetra Tech, Inc.*                            342
  6,900 Waste Connections, Inc.*                     206
                                                --------
                                                   1,125
                                                --------
 Financial--0.1%
  4,400 Triad Guaranty, Inc.*                        156
                                                --------
 Food--2.0%
  5,700 American Italian Pasta Co., Class A*         227
  6,200 Aurora Foods, Inc.*                           33
 13,000 Chiquita Brands International, Inc.           22
 11,600 Corn Products International, Inc.            332
 11,700 Dean Foods Co.                               470
 17,100 Del Monte Foods Co.*                         137
 15,000 Dole Food Co.                                232
  5,400 Dreyer's Grand Ice Cream, Inc.               156
 13,900 Earthgrains Co.                              361
 13,100 Fleming Cos., Inc.                           416
  5,700 Great Atlantic & Pacific Tea Co.              66
 10,900 Hain Celestial Group, Inc.*                  273
  3,200 Ingles Markets, Inc., Class A                 33
  5,600 International Multifoods Corp.               108
  9,400 Interstate Bakeries Corp.                    141
  8,300 Lance, Inc.                                   96
 10,500 Performance Food Group Co.*                  269


 Shares Description                               Value

---------------------------------------------------------
  5,299 Pilgrims Pride Corp., Class B            $     64
  9,200 Ralcorp Holdings, Inc.*                       146
  2,300 Rica Foods, Inc.*                              11
  2,300 Riviana Foods, Inc.                            38
  9,900 Ruddick Corp.                                 149
    100 Seaboard Corp.                                 19
 14,600 Sensient Technologies Corp., Class A          278
 17,400 Smithfield Foods, Inc.*                       634
  7,000 Smucker (J.M.) (The) Co.                      175
  7,686 Steak 'n Shake Co.                             64
  9,000 Suiza Foods Corp.*                            468
  2,900 United Natural Foods, Inc.*                    51
  8,800 Whole Foods Market, Inc.*                     504
  6,700 Wild Oats Markets, Inc.*                       56
                                                 --------
                                                    6,029
                                                 --------
 Forest Products & Paper--0.6%
  8,800 Buckeye Technologies, Inc.*                   108
  9,100 Caraustar Industries, Inc.                     93
  5,000 Chesapeake Corp.                              112
  3,300 Deltic Timber Corp.                            85
  8,500 Glatfelter (P.H.) Co.                         130
 34,200 Louisiana-Pacific Corp.                       402
  4,600 Pope & Talbot, Inc.                            65
  9,300 Potlatch Corp.                                320
  3,770 Rock-Tenn Co., Class A                         41
  4,600 Schweitzer-Mauduit International, Inc.         96
 16,891 Wausau-Mosinee Paper Corp.                    228
                                                 --------
                                                    1,680
                                                 --------
 Gas--1.6%
 17,800 AGL Resources, Inc.                           418
 12,750 Atmos Energy Corp.                            296
  3,600 Cascade Natural Gas Corp.                      69
  9,000 Energen Corp.                                 297
  6,200 Laclede Gas Co.                               148
  5,800 New Jersey Resources Corp.                    259
  8,300 Northwest Natural Gas Co.                     198
  9,700 ONEOK, Inc.                                   408
 11,600 Peoples Energy Corp.                          457
 10,576 Piedmont Natural Gas Co., Inc.                375
  5,887 Semco Energy, Inc.                             84
  3,820 South Jersey Industries, Inc.                 116
 10,545 Southern Union Co.                            210
 10,500 Southwest Gas Corp.                           243
  8,300 Southwestern Energy Co.                       128
  8,900 UGI Corp.                                     237
 22,264 Vectren Corp.                                 492
 15,300 WGL Holdings, Inc.                            428
                                                 --------
                                                    4,863
                                                 --------
 Hand/Machine Tools--0.6%
  7,793 Baldor Electric Co.                           164
  1,468 Franklin Electric Co., Inc.                   109

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares Description                            Value

-------------------------------------------------------------
                   Small Company Index Portfolio--(Continued)
 Hand/Machine Tools--(Continued)
 10,000 Kennametal, Inc.                      $    351
 11,400 Lincoln Electric Holdings, Inc.            272
 10,900 Milacron, Inc.                             182
  6,800 Regal-Beloit Corp.                         138
 19,000 Snap-On, Inc.                              547
                                              --------
                                                 1,763
                                              --------
 Health Care--0.1%
 12,500 Wallace Computer Services, Inc.            214
                                              --------
 Healthcare-Products--2.6%
  4,900 Abiomed, Inc.*                             121
  3,700 Arrow International, Inc.                  139
  6,500 Arthrocare Corp.*                          144
  1,200 Aspect Medical Systems, Inc.*               16
  7,300 ATS Medical, Inc.*                          87
  4,600 Biosite Diagnostics, Inc.*                 234
  9,900 Cardiodynamics International Corp.*         53
 20,100 Celsion Corp.*                              19
  3,200 Cerus Corp.*                               200
  4,700 ChromaVision Medical Systems, Inc.*         25
  2,100 Closure Medical Corp.*                      53
  7,900 Columbia Laboratories, Inc.*                46
  4,750 Conmed Corp.*                              102
  4,800 Cooper Cos., Inc.                          219
  5,500 Cyberonics, Inc.*                           80
  3,900 Datascope Corp.                            156
  3,800 Diagnostic Products Corp.                  295
  7,900 Diametrics Medical, Inc.*                   22
 19,300 Edwards Lifesciences Corp.*                447
  4,100 Endocare, Inc.*                             53
  3,100 Gliatech, Inc.*                             12
  8,300 Haemonetics Corp.*                         269
  7,700 Henry Schein, Inc.*                        291
  5,300 I-Stat Corp.*                               88
 10,800 IDEXX Laboratories, Inc.*                  321
  3,500 Igen International, Inc.*                   78
 30,900 Imatron, Inc.*                              57
  4,300 Inamed Corp.*                               98
  8,000 Invacare Corp.                             297
  1,600 Luminex Corp.*                              35
  6,964 Mentor Corp.                               184
  3,900 Microvision, Inc.*                          96
  5,300 Novoste Corp.*                             110
  7,400 Oakley, Inc.*                              186
  5,300 Ocular Sciences, Inc.*                     119
  1,500 Oratec Interventions, Inc.*                  9
  2,900 Photogen Technologies, Inc.*                 4
  3,400 PolyMedica Corp.*                          109
 23,325 PSS World Medical, Inc.*                   120
 10,200 Resmed, Inc.*                              557
 11,055 Respironics, Inc.*                         309
  1,100 Sonic Innovations, Inc.*                     6


 Shares Description                                  Value

------------------------------------------------------------
  3,100 SonoSite, Inc.*                             $     51
  4,300 Staar Surgical Co.*                               15
 22,500 Steris Corp.*                                    389
 16,800 Sunrise Technologies International, Inc.*         39
  9,191 Thoratec Laboratories Corp.*                     100
 10,800 Varian Medical Systems, Inc.*                    783
 16,600 Vasomedical, Inc.*                                65
  3,400 Ventana Medical Systems, Inc.*                    87
 16,600 Visx, Inc.*                                      346
  1,800 Vital Signs, Inc.                                 62
  3,423 West Pharmaceutical Services, Inc.                92
  2,900 Zoll Medical Corp*                                70
                                                    --------
                                                       7,965
                                                    --------
 Healthcare-Services--2.7%
  6,300 Allscripts Healthcare Solutions, Inc.*            30
  8,200 Ameripath, Inc.*                                 209
 13,200 Apria Healthcare Group, Inc.*                    338
 34,000 Beverly Enterprises, Inc.*                       306
 19,150 Covance, Inc.*                                   352
 21,200 Coventry Health Care, Inc.*                      358
 16,200 Cyber-Care, Inc.*                                 36
 24,500 DaVita, Inc.*                                    463
  6,000 Gentiva Health Services, Inc.*                   117
 34,100 Health Net, Inc.*                                656
 52,400 Humana, Inc.                                     500
  6,000 Impath, Inc.*                                    225
  5,820 Laboratory Corp. of America Holdings*            816
 11,400 LifePoint Hospitals, Inc.*                       381
 13,500 Lincare Holdings, Inc.*                          784
    330 LTC Healthcare, Inc.*                            --
 26,600 Manor Care, Inc.*                                658
 14,500 Mid Atlantic Medical Services, Inc.*             240
 10,500 Procurenet, Inc.                                 --
 10,300 Province Healthcare Co.*                         277
  4,700 RehabCare Group, Inc.*                           204
 15,450 Renal Care Group, Inc.*                          440
  6,150 Res-Care, Inc.*                                   31
  1,200 Rightchoice Managed Care, Inc.*                   47
  6,100 Sunrise Assisted Living, Inc.*                   145
 21,146 Triad Hospitals, Inc.*                           522
 24,522 US Oncology, Inc.*                               183
                                                    --------
                                                       8,318
                                                    --------
 Holding Companies-Diversified--0.1%
 41,700 Terremark Worldwide, Inc.*                        74
  4,232 Triarc Cos., Inc.                                107
 10,500 Walter Industries, Inc.                          120
                                                    --------
                                                         301
                                                    --------
 Home Builders--1.8%
 19,500 Centex Corp.                                     727
 15,604 Champion Enterprises, Inc.*                      166
 32,400 Clayton Homes, Inc.                              476
  4,600 Coachmen Industries, Inc.                         46

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                              Value

--------------------------------------------------------
  2,300 Crossmann Communities, Inc.*            $     72
 19,435 D.R. Horton, Inc.                            401
  5,600 Del Webb Corp.                               211
 10,700 Fleetwood Enterprises, Inc.                  129
 14,400 Kaufman & Broad Home Corp.                   366
 15,940 Lennar Corp.                                 590
  7,740 MDC Holdings, Inc.                           244
  5,100 Monaco Coach Corp.*                          112
  2,700 NVR, Inc.                                    466
  5,920 Palm Harbor Homes, Inc.*                     119
 10,200 Pulte Corp.                                  412
  4,400 Ryland Group, Inc.                           199
  2,100 Skyline Corp.                                 51
  8,200 Standard Pacific Corp.                       151
  2,183 Thor Industries, Inc.                         56
  6,800 Toll Brothers, Inc.*                         222
  4,300 Winnebago Industries, Inc.                    82
                                                --------
                                                   5,298
                                                --------
 Home Furnishings--0.7%
  7,600 Applica, Inc.                                 64
  2,700 Bush Industries, Inc., Class A                41
 12,900 Ethan Allen Interiors, Inc.                  474
  7,700 Fedders Corp.                                 38
 16,500 Furniture Brands International, Inc.*        375
  9,820 Harman International Industries, Inc.        349
 10,100 Kimball International, Inc.                  146
 19,800 La-Z-Boy, Inc.                               372
  2,700 Parkervision, Inc.*                           70
  3,350 Salton, Inc.*                                 67
                                                --------
                                                   1,996
                                                --------
 Household Products/Wares--0.9%
 11,100 Blyth, Inc.                                  273
  4,700 Central Garden and Pet Co.*                   33
 12,700 Church & Dwight, Inc.                        323
  1,800 CSS Industries, Inc.*                         41
 28,000 Dial Corp.                                   388
  4,400 Fossil, Inc.*                                 98
  9,400 Harland (John H.) Co.                        177
  3,900 New England Business Service, Inc.            68
 25,800 Pennzoil-Quaker State Co.                    391
  9,400 Playtex Products, Inc.*                       95
  3,300 Russ Berrie & Co., Inc.                       88
  5,200 Scotts Co. (The), Class A*                   238
  4,300 Standard Register Co.                         71
 19,000 Tupperware Corp.                             434
  4,800 Yankee Candle Co., Inc.*                      89
                                                --------
                                                   2,807
                                                --------
 Housewares--0.2%
  5,000 Libbey, Inc.                                 155
 23,157 Metromedia International Group, Inc.*         66
  1,500 National Presto Industries, Inc.              41


 Shares Description                                      Value

----------------------------------------------------------------
  4,550 Oneida Ltd.                                     $     82
  3,700 Toro Co.                                             151
                                                        --------
                                                             495
                                                        --------
 Insurance--2.9%
 12,800 Alfa Corp.                                           252
  1,556 Alleghany Corp.                                      325
  3,400 American National Insurance Co.                      250
  5,600 Argonaut Group, Inc.                                 101
  3,600 Baldwin & Lyons, Inc., Class B                        78
  4,300 Blanch (E.W.) Holdings , Inc.                         58
  7,550 Brown & Brown, Inc.                                  309
  5,400 CNA Surety Corp.                                      76
  8,100 Commerce Group, Inc.                                 259
 11,550 Crawford & Co., Class B                              121
  4,899 Delphi Financial Group, Inc.                         174
  3,400 FBL Financial Group, Inc., Class A                    54
 20,394 Fidelity National Financial, Inc.                    465
 18,350 First American Corp.                                 376
 19,200 Fremont General Corp.                                115
 26,500 Gallagher (Arthur J.) & Co.                          729
  2,324 Great American Financial Resources, Inc.              40
  4,400 Harleysville Group, Inc.                             112
 16,100 HCC Insurance Holdings, Inc.                         399
  4,400 Hilb, Rogal & Hamilton Co.                           185
 13,300 Horace Mann Educators Corp.                          281
  2,300 Kansas City Life Insurance Co.                        87
  4,300 Landamerica Financial Group, Inc.                    123
 12,400 Leucadia National Corp.                              413
  5,200 Liberty Corp.                                        196
  4,600 Liberty Financial Cos., Inc.                         154
  2,200 Markel Corp.*                                        431
  5,987 Medical Assurance, Inc.*                              93
  8,800 Mercury General Corp.                                322
  1,400 Midland Co.                                           50
    700 National Western Life Insurance Co., Class A*         65
 19,700 Ohio Casualty Corp.                                  171
  2,300 Philadelphia Consolidated Holding Co.*                73
  4,300 Pico Holdings, Inc.*                                  57
  5,400 PMA Capital Corp., Class A                            92
  6,500 Presidential Life Corp.                              114
  2,581 RLI Corp.                                            107
  3,200 SCPIE Holdings, Inc.                                  61
  8,300 Selective Insurance Group, Inc.                      208
 10,300 Stancorp Financial Group, Inc.                       474
  4,000 State Auto Financial Corp.                            60
  3,400 Stewart Information Services Corp.                    58
 12,600 UICI*                                                107
  6,300 W.R. Berkley Corp.                                   274
  3,100 Zenith National Insurance Corp.                       84
                                                        --------
                                                           8,633
                                                        --------
 Internet--1.9%
  2,800 1-800-Flowers.com, Inc.*                              28
  8,900 24/7 Media, Inc.*                                      4

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares Description                           Value

-------------------------------------------------------------
                   Small Company Index Portfolio--(Continued)
 Internet--(Continued)
  7,700 Accrue Software, Inc.*               $      7
  1,900 Agency.com, Inc.*                           5
 11,300 Answerthink, Inc.*                         78
  4,267 Aperian, Inc.*                              5
  2,400 Applied Theory Corp.*                       2
  6,600 Ask Jeeves, Inc.*                          16
  1,600 Avenue A, Inc.*                             2
 14,465 Avocent Corp.*                            317
  5,300 barnesandnoble.com, Inc.*                   9
  7,500 Be Free, Inc.*                             10
  4,000 Breakaway Solutions, Inc.*                  2
  4,500 Buy.com, Inc.*                              1
  1,400 C-Bridge Internet Solutions, Inc.*          3
  2,000 CAIS Internet, Inc.*                        1
  1,600 Caldera International, Inc.*                3
  5,400 Calico Commerce, Inc.*                      2
  1,300 Centillium Communications, Inc.*           31
  3,000 Cheap Tickets, Inc.*                       37
  2,200 Chordiant Software, Inc.*                   7
  7,800 Clarent Corp.*                             74
  3,100 Click2learn.com, Inc.*                      5
    900 Coolsavings.com, Inc.*                     --
  1,400 Corillian Corp.*                            7
  6,700 CSFBdirect*                                33
  8,100 CyberSource Corp.*                         14
  7,400 Cylink Corp.*                               7
  3,100 Cypress Communications, Inc.*               1
  4,000 Data Return Corp.*                         11
  2,900 Deltathree.com, Inc.*                       3
  2,700 Digital Impact, Inc.*                       5
  6,900 Digital Insight Corp.*                    110
 26,500 Digital Island, Inc.*                      89
  6,700 Digital River, Inc.*                       34
  1,500 Digitalthink, Inc.*                        12
  2,900 Digitas, Inc.*                             19
  6,700 Drugstore.com, Inc.*                        8
  8,900 DSL.net, Inc.*                              7
  3,800 E-LOAN, Inc.*                               5
 12,400 e.MedSoft.com, Inc.*                       14
 13,400 EasyLink Services Corp.*                    8
  1,900 Ebenx, Inc.*                                6
  8,100 eGain Communications Corp.*                21
  2,200 eMerge Interactive, Inc., Class A*          4
  1,600 ePlus, Inc.*                               15
  1,300 Eprise Corp.*                               1
  3,200 eSPEED, Inc., Class A*                     62
  2,200 Expedia, Inc.*                             66
  1,400 Extensity, Inc.*                           13
  5,700 F5 Networks, Inc.*                         64
  1,700 FirePond, Inc.*                             3
  8,700 FrontLine Capital Group*                   35
  7,100 GlobalNet Financial.com, Inc.               2


 Shares Description                               Value

---------------------------------------------------------
    785 GlobalSCAPE, Inc.                        $     --
  6,400 Globix Corp.*                                  19
  8,700 GoTo.com, Inc.*                               195
  1,500 Gric Communications, Inc.*                      4
 10,600 High Speed Access Corp.*                       15
  5,300 Hollywood Media Corp.*                         22
  1,800 Hotel Reservations Network, Inc.*              69
  6,100 HotJobs.com Ltd.*                              36
  3,500 Ibasis, Inc.*                                  14
  4,100 iBEAM Broadcasting Corp.*                       3
 19,100 IndyMac Bancorp, Inc.                         444
  7,100 Information Architects Corp.*                  14
  3,600 INT Media Group, Inc.                          11
 16,200 Interliant, Inc.*                              19
 15,200 Internet Pictures Corp.*                       10
 23,700 Interwoven, Inc.*                             429
  5,600 Intranet Solutions, Inc.*                     202
  5,200 Intraware, Inc.*                               10
  2,200 ITXC Corp.*                                     9
  6,600 iVillage, Inc.*                                 9
 14,400 iXL Enterprises, Inc.*                         18
  6,600 Juno Online Services, Inc.*                     9
  6,308 Jupiter Media Metrix, Inc.*                    10
  5,600 Keynote Systems, Inc.*                         57
  4,700 Lante Corp.*                                    6
  3,900 LifeMinders, Inc.*                              5
 13,500 LookSmart Ltd.*                                19
  1,500 Loudeye Technologies, Inc.*                     2
  4,600 Marimba, Inc.*                                 11
  1,200 Marketwatch.com, Inc.*                          3
  1,900 Matrixone, Inc.*                               35
  2,000 McAfee.com Corp.*                              22
  4,100 Mediaplex, Inc.*                                3
  3,200 MedicaLogic/Medscape, Inc.*                     3
  3,400 Modem Media, Inc.*                             10
  6,500 MP3.com, Inc.*                                 32
  5,700 Multex.com, Inc.*                              92
  7,800 MyPoints.com, Inc.*                            11
  5,400 National Information Consortium, Inc.*         12
 11,900 NBC Internet, Inc.*                            26
  6,600 Neoforma.com, Inc.*                             5
  4,300 Net Perceptions, Inc.*                          7
  7,700 Net.B@nk, Inc.*                                81
  1,400 Net.Genesis Corp.*                              2
  3,900 Net2Phone, Inc.*                               36
  7,500 Netcentives, Inc.*                              5
  8,950 Netegrity, Inc.*                              303
  3,400 Netobjects, Inc.*                               2
  4,600 Netopia, Inc.*                                 26
  2,400 Netpliance, Inc.*                               1
  1,300 Netratings, Inc.*                              16
  1,200 NetSol International, Inc.*                     5
  9,500 Network Commerce, Inc.*                         2
 11,900 NetZero, Inc.*                                 10
 11,300 New Century Equity Holdings Corp.*             14

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                              Value

--------------------------------------------------------
 10,600 NextCard, Inc.*                         $     96
  2,900 Niku Corp.*                                    4
  6,700 ON2.COM, Inc.*                                 4
  2,900 Onvia.com, Inc.*                               3
 11,400 Open Market, Inc.*                            15
  2,300 Opus360 Corp.*                                 1
  1,900 Organic, Inc.*                                 1
  4,500 PC-Tel, Inc.*                                 45
  8,100 Pegasus Solutions, Inc.*                      93
  3,500 Persistence Software, Inc.*                    3
  1,900 Predictive Systems, Inc.*                      6
  1,200 Preview Systems, Inc.*                         4
  3,900 Primus Knowledge Solutions, Inc.*             13
  7,100 Prodigy Communications Corp., Class A         26
  7,500 PurchasePro.com, Inc.*                        13
  4,200 QRS Corp.*                                    48
    262 Quokka Sports, Inc.                           --
 11,300 Rare Medium Group, Inc.*                       8
  3,774 Razorfish, Inc., Class A*                      3
  1,900 Register.com, Inc.*                           15
 15,898 Retek, Inc.*                                 557
 19,600 Rhythms Netconnections, Inc.*                  4
  1,300 Saba Software, Inc.*                          15
  6,200 Sciquest.com, Inc.*                           10
  9,100 Secure Computing Corp.*                      144
  1,400 Seebeyond Technology Corp.*                   18
  1,400 Selectica, Inc.*                               7
    526 Siti-Sites.com, Inc.*                         --
  1,400 Smartserv Online, Inc.*                       10
  8,300 Softnet Systems, Inc.*                        14
  9,200 SonicWall, Inc.*                             151
  6,200 SportsLine.com, Inc.*                         17
 10,000 Stamps.com, Inc. *                            30
 12,200 Starmedia Network, Inc.*                      34
  1,700 Switchboard, Inc.*                             6
  5,700 Teligent, Inc., Class A*                       3
  5,200 Travelocity.com, Inc.*                       168
  7,400 Trizetto Group, Inc.*                         74
  3,100 Tumbleweed Communications Corp.*              12
  5,100 U.S. Interactive, Inc.                        --
  1,700 Valueclick, Inc.*                              5
  7,000 Ventro Corp.*                                  4
  3,100 Verado Holdings, Inc.*                         1
  9,900 Verity, Inc.*                                153
  1,300 Versata, Inc.*                                 2
  4,800 Via Net.Works, Inc.*                           8
  3,500 Viador, Inc.*                                  2
 13,100 Viant Corp.*                                  22
  2,400 Vicinity Corp.*                                5
  4,200 WatchGuard Technologies, Inc.*                26
  1,400 Websense, Inc.*                               24
 32,500 Wit Soundview Group, Inc.*                    89
  5,100 Women.com Networks, Inc.*                      2
  4,300 WorldGate Communications, Inc.*               13


 Shares Description                              Value

--------------------------------------------------------
  2,600 XPedior, Inc.*                          $     --
  5,600 Zixit Corp.                                   54
                                                --------
                                                   5,848
                                                --------
 Investment Companies--0.3%
 28,200 Allied Capital Corp.                         695
  8,000 American Capital Strategies Ltd.             217
  6,400 Ampal-American Israel Corp., Class A          31
                                                --------
                                                     943
                                                --------
 Iron/Steel--0.4%
 27,100 AK Steel Holding Corp.                       363
 42,606 Bethlehem Steel Corp.                        117
  6,100 Carpenter Technology Corp.                   180
  3,300 Cleveland Cliffs, Inc.                        67
  2,500 Gibraltar Steel Corp.                         47
  6,400 National Steel Corp., Class B                 10
  5,875 Reliance Steel & Aluminum Co.                161
  7,493 Ryerson Tull, Inc.                            98
 13,300 Steel Dynamics, Inc.*                        184
 10,200 Weirton Steel Corp.                           11
                                                --------
                                                   1,238
                                                --------
 Leisure Time--0.6%
  3,300 American Classic Voyager Co.                  13
  5,650 Arctic Cat, Inc.                              81
  9,500 Bally Total Fitness Holding Corp.*           228
 25,100 Callaway Golf Co.                            570
  6,375 Direct Focus, Inc.*                          213
  7,700 Polaris Industries, Inc.                     331
  7,600 WMS Industries, Inc.                         228
                                                --------
                                                   1,664
                                                --------
 Lodging--0.5%
 11,400 Aztar Corp.*                                 161
  9,100 Boca Resorts, Inc., Class A*                 113
 12,400 Boyd Gaming Corp.*                            65
 14,900 Choice Hotels International, Inc.*           204
  4,500 Crestline Capital Corp.*                     131
 23,400 Extended Stay America, Inc.*                 364
  7,159 Marcus Corp.                                 102
 14,600 Prime Hospitality Corp.                      168
 10,700 Station Casinos, Inc.*                       186
 49,400 Wyndham International, Inc., Class A*        128
                                                --------
                                                   1,622
                                                --------
 Machinery-Construction & Mining--0.1%
  5,100 Astec Industries, Inc.*                       91
 12,900 JLG Industries, Inc.                         152
  8,200 Terex Corp.                                  180
                                                --------
                                                     423
                                                --------
 Machinery-Diversified--1.8%
 19,600 AGCO Corp.                                   170
  5,770 Albany International Corp., Class A          128

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares Description                                Value

-------------------------------------------------------------
                   Small Company Index Portfolio--(Continued)
 Machinery-Diversified--(Continued)
  6,500 Applied Industrial Technologies, Inc.     $    118
  7,100 Briggs & Stratton Corp.                        307
  5,700 Brooks Automation, Inc.*                       280
  4,100 Columbus Mckinnon Corp.                         33
 13,500 Cummins Engine Co., Inc.                       572
 12,478 Flowserve Corp.                                375
  4,350 Gardner Denver, Inc.*                           87
  6,400 Gerber Scientific, Inc.                         52
 10,117 Graco, Inc.                                    292
  9,925 IDEX Corp.                                     321
 11,600 Imation Corp.*                                 253
  3,850 Lindsay Manufacturing Co.                       69
  6,100 Magnetek, Inc.*                                 75
  8,087 Manitowoc Co., Inc.                            225
  2,100 NACCO Industries, Inc., Class A                153
  9,200 Nordson Corp.                                  234
  9,500 Presstek, Inc.*                                123
  2,648 Robbins & Myers, Inc.                           66
  2,500 Satcon Technology Corp.*                        37
  6,800 Sauer-Danfoss, Inc.                             64
  9,200 Stewart & Stevenson Services, Inc.             268
  5,100 Tecumseh Products Co., Class A                 265
  3,000 Tennant Co.                                    123
  1,900 Thermo Fibertek, Inc.*                           7
  4,950 Thomas Industries, Inc.                        135
 14,400 Unova, Inc.*                                    73
  8,600 Zebra Technologies Corp., Class A*             387
                                                  --------
                                                     5,292
                                                  --------
 Media--2.0%
  3,000 4Kids Entertainment, Inc.*                      51
  3,800 Ackerley Group, Inc.                            44
  3,200 Acme Communications, Inc.*                      21
 11,900 ACTV, Inc.*                                     38
  2,700 Beasley Broadcast Group, Inc., Class A*         35
 12,200 Citadel Communications Corp.*                  311
  3,300 Crown Media Holdings, Inc.*                     61
 11,600 Cumulus Media, Inc., Class A                   139
 13,100 Hollinger International, Inc., Class A         202
  9,200 Houghton Mifflin Co.                           502
  3,100 Information Holdings, Inc.*                     70
 13,100 Insight Communications Co., Inc.*              330
 14,000 Journal Register Co.*                          238
 14,300 Lee Enterprises, Inc.                          467
  4,000 Lodgenet Entertainment Corp.*                   70
  3,100 Martha Stewart Living Omnimedia, Inc.*          63
  6,200 McClatchy Co., Class A                         245
  6,300 Media General, Inc., Class A                   309
  6,600 Mediacom Communications Corp.*                 119
 12,100 Meredith Corp.                                 437
  2,700 On Command Corp.*                               16
 11,000 Paxson Communications Corp.*                   136
  6,700 Playboy Enterprises, Inc., Class B*            100


 Shares Description                                        Value

------------------------------------------------------------------
  4,300 Private Media Group, Inc.*                        $     27
  2,700 Pulitzer, Inc.                                         139
  5,000 Regent Communications, Inc.*                            37
  2,075 Saga Communications, Inc.*                              41
  7,700 Salem Communications Corp.*                            171
  9,700 Scholastic Corp.*                                      388
 13,800 Sinclair Broadcast Group, Inc.*                        124
 14,300 Sirius Satellite Radio, Inc.*                          196
 10,800 Spanish Broadcasting System, Inc.*                      71
  5,700 TiVo, Inc.*                                             47
  1,300 United Television, Inc.                                159
    600 Value Line, Inc.                                        25
 15,000 Wiley (John) & Sons, Inc., Class A                     303
  7,200 Wink Communications, Inc.*                              33
  4,000 World Wrestling Federation Entertainment, Inc.*         49
 11,500 Worldpages.com, Inc.*                                   31
  4,800 XM Satellite Radio Holdings, Inc., Class A*             74
  3,900 Young Broadcasting, Inc., Class A*                     151
                                                          --------
                                                             6,070
                                                          --------
 Metal Fabricate/Hardware--1.1%
  4,266 Commercial Metals Co.                                  109
 10,000 Kaydon Corp.                                           258
  1,800 Lawson Products, Inc.                                   49
 11,100 Maverick Tube Corp.*                                   268
  8,000 Metals USA, Inc.                                        18
 11,000 Mueller Industries, Inc.*                              352
  5,300 NS Group, Inc.                                          82
  4,100 Penn Engineering & Manufacturing Corp.                  80
 16,800 Precision Castparts Corp.                              752
  4,400 Quanex Corp.                                            98
 11,700 Shaw Group (The), Inc.*                                688
 16,000 Timken Co.                                             283
  4,700 Valmont Industries, Inc.                                75
  2,700 Wolverine Tube, Inc.*                                   45
 23,000 Worthington Industries, Inc.                           264
                                                          --------
                                                             3,421
                                                          --------
 Mining--0.6%
  9,200 Amcol International Corp.                               51
  5,400 Brush Engineered Materials, Inc.                       117
  4,000 Century Aluminum Co.                                    79
 39,100 Freeport-McMoran Copper & Gold, Inc., Class B          613
  9,600 Kaiser Aluminum Corp.                                   40
  6,100 RTI International Metals, Inc.                          88
  8,300 Southern Peru Copper Corp.                             115
 12,700 Stillwater Mining Co.*                                 404
 26,400 USEC, Inc.                                             247
                                                          --------
                                                             1,754
                                                          --------
 Miscellaneous Manufacturing--2.2%
  7,000 A.O. Smith Corp.                                       118
  2,595 Actuant Corp., Class A                                  38
 11,700 Aptargroup, Inc.                                       386

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                              Value

--------------------------------------------------------
  5,500 Barnes Group, Inc.                      $    117
  1,223 Blount International, Inc.*                    4
  9,900 Carlisle Cos., Inc.                          389
  8,050 Clarcor, Inc.                                196
  8,000 Concord Camera Corp.*                         65
  1,100 CoorsTek, Inc.*                               39
  5,350 Cuno, Inc.*                                  151
 12,800 Donaldson Co., Inc.                          372
  3,700 ESCO Technologies, Inc.*                     111
 14,900 Federal Signal Corp.                         335
  2,040 GenTek, Inc.                                  16
  8,500 Griffon Corp.*                                86
 13,100 Harsco Corp.                                 358
  6,200 Hexcel Corp.                                  66
 10,000 Lancaster Colony Corp.                       310
  4,600 Matthews International Corp., Class A        161
  5,414 Myers Industries, Inc.                        82
 13,500 National Service Industries, Inc.            342
    800 NCH Corp.                                     43
 17,030 Pittston Brink's Group                       400
 15,100 Polaroid Corp.                                72
  6,600 Polymer Group, Inc.                           20
 10,100 Roper Industries, Inc.                       415
  4,228 SPS Technologies, Inc.*                      213
  3,600 Standex International Corp.                   80
  6,400 Sturm Ruger & Co., Inc.*                      59
  4,200 SurModics, Inc.                              228
 12,600 Teleflex, Inc.                               614
  8,400 Tredegar Corp.                               167
 12,100 Trinity Industries, Inc.                     271
 24,400 U.S. Industries, Inc.                        138
  8,994 Wabtec Corp.                                 117
                                                --------
                                                   6,579
                                                --------
 Office Furnishings--0.2%
  1,300 CompX International, Inc.                     16
 17,400 HON Industries, Inc.                         440
 15,000 Interface, Inc.                               92
                                                --------
                                                     548
                                                --------
 Office/Business Equipment--0.1%
 46,400 Ikon Office Solutions, Inc.                  376
                                                --------
 Oil & Gas--0.3%
  1,500 Clayton Williams Energy, Inc.*                29
  2,900 Houston Exploration Co.*                      98
  6,956 Louis Dreyfus Natural Gas Corp.*             277
 21,800 Patterson-UTI Energy, Inc.*                  642
                                                --------
                                                   1,046
                                                --------
 Oil & Gas Producers--3.0%
  2,900 Atwood Oceanics, Inc.*                       124
  9,640 Barrett Resources Corp.*                     687
  5,300 Belco Oil & Gas Corp.*                        51


 Shares Description                                     Value

---------------------------------------------------------------
  5,900 Berry Petroleum Co.                            $     83
  9,600 Brown (Tom), Inc.*                                  271
  8,800 Cabot Oil & Gas Corp., Class A                      271
  2,100 Callon Petroleum Co.*                                26
 41,354 Chesapeake Energy Corp.                             341
  7,300 Comstock Resources, Inc.*                            85
 26,800 Cross Timbers Oil Co.*                              791
  5,400 Denbury Resources, Inc.*                             58
  9,300 EEX Corp.                                            41
  5,100 Evergreen Resources, Inc.*                          229
  9,290 Forest Oil Corp.                                    316
  8,700 Frontier Oil Corp.                                  117
 59,200 Grey Wolf, Inc.*                                    384
  5,200 HS Resources, Inc.*                                 340
 32,300 Key Energy Services, Inc.*                          442
  3,800 Key Production Co., Inc.*                            70
  5,200 McMoran Exploration Co*                              69
  5,676 Meridian Resource Corp.*                             41
  6,800 Mitchell Energy & Development Corp., Class A        368
  4,700 Nuevo Energy Co.*                                    94
 25,500 Parker Drilling Co.                                 163
  4,400 Patina Oil & Gas Corp.                              133
  2,300 Penn Virginia Corp.                                  85
 32,300 Pioneer Natural Resources Co.                       682
  5,100 Plains Resource, Inc.*                              127
 13,400 Pogo Producing Co.                                  387
  2,950 Prima Energy Corp.*                                  78
  1,100 Prize Energy Corp.*                                  23
 16,400 Pure Resources, Inc.*                               402
  3,200 Spinnaker Exploration Co.*                          130
  9,200 St. Mary Land & Exploration Co.                     204
  7,229 Stone Energy Corp.*                                 380
  7,420 Swift Energy Co.*                                   249
 10,100 Tesoro Petroleum Corp.                              157
 10,500 Unit Corp.*                                         227
 16,100 Vintage Petroleum, Inc.                             348
  4,330 WD-40 Co.                                            83
                                                       --------
                                                          9,157
                                                       --------
 Oil & Gas Services--0.8%
  8,100 CAL Dive International, Inc.*                       230
  1,600 Carbo Ceramics, Inc.                                 58
  3,000 Dril-Quip, Inc.*                                     94
 10,704 Friede Goldman Halter, Inc.*                          9
  2,500 Gulf Island Fabrication, Inc.*                       41
 12,700 Input/Output, Inc.*                                 151
  7,800 Lone Star Technologies, Inc.*                       348
 22,860 Newpark Resources, Inc.*                            295
  6,900 Oceaneering International, Inc.*                    162
  4,400 RPC, Inc.                                            63
  6,300 Seacor Smit, Inc.*                                  301
  6,300 Seitel, Inc.                                        110
 14,700 Superior Energy Services, Inc.*                     191

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares Description                               Value

-------------------------------------------------------------
                   Small Company Index Portfolio--(Continued)
 Oil & Gas Services--(Continued)
  2,600 Universal Compression Holdings, Inc.*    $     84
 10,400 Veritas DGC, Inc.*                            364
                                                 --------
                                                    2,501
                                                 --------
 Packaging & Containers--0.6%
  9,000 Ball Corp.                                    428
 10,300 Earthshell Corp.*                              33
 17,700 Gaylord Container Corp., Class A*              18
  4,300 Greif Brothers Corp., Class A                 123
  6,900 Ivex Packaging Corp.*                         106
  1,000 Liqui-Box Corp.                                38
 16,800 Longview Fibre Co.                            223
 15,400 Packaging Corp. of America*                   246
 53,100 Pactiv Corp.                                  730
                                                 --------
                                                    1,945
                                                 --------
 Pharmaceuticals--4.1%
  5,850 Accredo Health, Inc.*                         195
 10,300 AdvancePCS*                                   627
 16,200 Alliance Pharmaceutical Corp.*                 45
  1,600 Allos Therapeutics, Inc.*                      10
  9,500 Alpharma, Inc., Class A                       244
 17,200 AmeriSource Health Corp., Class A*            993
 18,600 Amylin Pharmaceuticals, Inc.*                 210
  1,200 Antigenics, Inc.*                              24
  6,300 Aradigm Corp.*                                 42
  6,750 Barr Laboratories, Inc.*                      481
 44,400 Bergen Brunswig Corp., Class A                915
  5,800 BioMarin Pharmaceuticals, Inc.*                67
  4,400 Biopure Corp., Class A*                       107
  2,700 Bone Care International, Inc.*                 54
  6,600 Carter-Wallace, Inc.                          126
  7,800 Cell Pathways, Inc.*                           53
 11,100 Cell Therapeutics, Inc.*                      333
  9,800 Connetics Corp.*                               67
 13,416 Corixa Corp.*                                 228
  9,200 Cubist Pharmaceuticals, Inc.*                 257
  5,400 CV Therapeutics, Inc.*                        254
  8,000 Cygnus, Inc.*                                  72
  4,500 Dusa Pharmaceuticals, Inc.*                    53
     38 Elan Corp. PLC ADR*                             2
  4,800 Emisphere Technologies, Inc.*                  94
  6,900 Genta, Inc.*                                   70
  8,400 Guilford Pharmaceuticals, Inc.*               195
  4,266 Herbalife International, Inc., Class A         35
  3,300 Hyseq, Inc.*                                   42
  8,700 Ilex Oncology, Inc.*                          191
  8,800 Immune Response (The) Corp.*                   43
 12,600 Immunogen, Inc.*                              204
  2,400 Intrabiotics Pharmaceuticals, Inc.*             5
 13,200 Isis Pharmaceuticals, Inc.*                   158
  3,300 KOS Pharmaceuticals, Inc.*                     83
  6,125 KV Pharmaceutical Co.*                        131


 Shares Description                               Value

---------------------------------------------------------
 18,358 Ligand Pharmaceuticals, Inc., Class B*   $    242
  8,600 Matrix Pharmaceutical, Inc.*                   91
  9,800 Medicis Pharmaceutical Corp., Class A*        516
  5,400 MGI Pharma, Inc.*                              55
  4,700 Miravant Medical Technologies*                 55
 11,700 Nabi, Inc.*                                    73
 18,700 NBTY, Inc.*                                   242
  7,200 NeoRx Corp.*                                   36
  7,700 Neurocrine Biosciences, Inc.*                 280
  4,600 Neurogen Corp.*                                87
  6,400 Noven Pharmaceuticals, Inc.*                  198
  7,900 NPS Pharmaceuticals, Inc.*                    252
 30,600 Omnicare, Inc.                                641
 10,000 OSI Pharmaceuticals, Inc.*                    452
 20,300 Perrigo Co.*                                  283
  6,800 Pharmacopeia, Inc.*                           136
  5,300 Pharmacyclics, Inc.*                          149
  3,300 PRAECIS Pharmaceuticals, Inc.*                 81
  7,500 Priority Healthcare Corp., Class B*           259
  5,600 Sangstat Medical Corp.*                        63
 10,600 Sciclone Pharmaceuticals, Inc.*                56
 15,000 SICOR, Inc.*                                  258
  6,300 Star Scientific, Inc.*                         18
  8,400 SuperGen, Inc.*                               110
  6,400 Syncor International Corp.*                   187
  8,600 Theragenics Corp.*                             85
  8,100 Titan Pharmaceuticals, Inc.*                  254
 13,200 Triangle Pharmaceuticals, Inc.*                60
  5,200 Trimeris, Inc.*                               245
  3,700 Tularik, Inc.*                                 94
  6,800 Twinlab Corp.*                                 12
  4,900 United Therapeutics Corp.*                     64
  9,700 Valentis, Inc.*                                56
  2,700 Vaxgen, Inc.*                                  58
 10,700 Vivus, Inc.                                    48
                                                 --------
                                                   12,506
                                                 --------
 Pipelines--0.1%
  8,900 Transmontaigne, Inc.*                          51
  6,600 Western Gas Resources, Inc.                   252
                                                 --------
                                                      303
                                                 --------
 Real Estate--0.7%
 34,000 Catellus Development Corp.*                   578
  6,900 CB Richard Ellis, Inc.*                       107
  8,190 Corrections Corp. of America                  106
  5,200 Forest City Enterprises, Inc., Class A        242
  6,133 Insignia Financial Group, Inc.*                73
  9,900 Jones Lang LaSalle, Inc.*                     124
  7,500 LNR Property Corp.                            233
 19,800 Security Capital Group, Inc., Class B*        416
  8,200 Trammell Crow Co.*                             84
                                                 --------
                                                    1,963
                                                 --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                                 Value

-----------------------------------------------------------
 REITS--6.1%
  1,070 Alexander's, Inc.                          $     68
  4,300 Alexandria Real Estate Equities, Inc.           157
  5,000 AMLI Residential Properties Trust               114
 19,600 Arden Realty, Inc.                              483
  5,800 Bedford Property Investors, Inc.                113
  5,600 Boykin Lodging Co.                               67
 11,100 Brandywine Realty Trust                         222
 15,224 BRE Properties, Inc., Class A                   456
 10,600 Burnham Pacific Properties, Inc.                 50
 13,300 Cabot Industrial Trust                          257
 12,533 Camden Property Trust                           431
  7,100 Capital Automotive REIT                         114
  6,486 Capstead Mortgage Corp.                         117
  8,300 CBL & Associates Properties, Inc.               237
  7,300 Centerpoint Properties Corp.                    350
  7,400 Charles E. Smith Residental Realty, Inc.        358
  7,100 Chateau Communities, Inc.                       215
  5,300 Chelsea Property Group, Inc.                    231
  6,800 Colonial Properties Trust                       202
 10,000 Commercial Net Lease Realty                     128
 11,200 Cornerstone Realty Income Trust, Inc.           117
 13,100 Cousins Properties, Inc.                        344
 18,000 Developers Diversified Realty Corp.             303
  5,200 EastGroup Properties, Inc.                      113
  4,800 Entertainment Properties Trust                   78
 12,100 Equity Inns, Inc.                               113
  6,100 Essex Property Trust, Inc.                      286
 13,000 Federal Realty Investment Trust                 271
 15,000 FelCor Lodging Trust, Inc.                      360
 12,900 First Industrial Realty Trust, Inc.             403
 18,400 Franchise Finance Corp. of America              460
  7,600 Gables Residential Trust                        215
  8,900 Glenborough Realty Trust, Inc.                  164
  7,800 Glimcher Realty Trust                           129
  5,500 Great Lakes REIT, Inc.                           94
  9,500 Health Care REIT, Inc.                          216
 15,822 Healthcare Property Investors, Inc.             540
 13,299 Healthcare Realty Trust, Inc.                   331
 18,000 Highwoods Properties, Inc.                      449
  7,200 Home Properties of New York, Inc.               207
 16,600 Hospitality Properties Trust                    452
 43,000 HRPT Properties Trust                           375
 11,400 Innkeepers USA Trust                            132
  9,900 IRT Property Co.                                 99
 10,750 JDN Realty Corp.                                125
  4,000 JP Realty, Inc.                                  86
  8,800 Kilroy Realty Corp.                             220
  8,800 Koger Equity, Inc. *                            140
  3,800 LaSalle Hotel Properties                         65
  5,800 Lexington Corporate Properties Trust             79
 10,300 Macerich (The) Co.                              241
  5,800 Manufactured Home Communities, Inc.             158
 47,100 Meditrust Corp.                                 263


 Shares Description                                  Value

------------------------------------------------------------
 11,142 Meristar Hospitality Corp.                  $    255
  5,700 Mid-America Apartment Communities, Inc.          137
  5,000 Mills Corp.                                      110
  4,300 National Golf Properties, Inc.                   110
  8,000 National Health Investors, Inc.                   72
 15,200 Nationwide Health Properties, Inc.               271
 28,600 New Plan Excel Realty Trust                      489
  7,600 Pacific Gulf Properties, Inc.                     43
  6,500 Pan Pacific Retail Properties, Inc.              151
  3,100 Parkway Properties, Inc.                          97
  4,100 Pennsylvania Real Estate Investment Trust         94
 12,000 Prentiss Properties Trust                        305
  3,100 Prime Group Realty Trust                          42
  7,500 PS Business Parks, Inc.                          197
  8,700 Realty Income Corp.                              233
 18,400 Reckson Associates Realty Corp.                  399
 10,300 Regency Centers Corp.                            249
  8,200 RFS Hotel Investors, Inc.                        123
  3,700 Saul Centers, Inc.                                68
  4,200 Senior Housing Properties Trust                   54
  9,800 Shurgard Storage Centers, Inc.                   270
  7,200 SL Green Realty Corp.                            203
  4,000 Sovran Self Storage, Inc.                         98
  8,900 Storage USA, Inc.                                309
  8,300 Summit Properties, Inc.                          203
  5,800 Sun Communities, Inc.                            195
  1,700 Tanger Factory Outlet Centers, Inc.               38
 10,600 Taubman Centers, Inc.                            138
  5,300 Town & Country Trust                             103
 33,300 United Dominion Realty Trust, Inc.               438
 19,800 Ventas, Inc.                                     183
 11,800 Washington Real Estate Investment Trust          274
 10,400 Weingarten Realty Investors                      456
                                                    --------
                                                      18,405
                                                    --------
 Retail--5.9%
  6,035 99 Cents Only Stores*                            164
 30,000 Abercrombie & Fitch Co., Class A*              1,237
 11,050 American Eagle Outfitters, Inc.*                 406
 20,800 American Greetings Corp., Class A                261
  9,600 Ames Department Stores, Inc.*                     25
  8,400 Ann Taylor Stores Corp.*                         287
  7,200 Applebee's International, Inc.                   286
 16,600 Barnes & Noble, Inc.*                            534
    900 Bebe Stores, Inc.*                                24
 11,400 Bob Evans Farms, Inc.                            195
 26,200 Borders Group, Inc.*                             479
  5,700 Brown Shoe Co., Inc.                             114
  2,700 Buca, Inc.*                                       59
  2,600 Buckle, Inc.*                                     51
  5,680 Burlington Coat Factory Warehouse Corp.          111
 14,400 Casey's General Stores, Inc.                     155
  8,100 Cash America International, Inc.                  58
  4,600 Cato Corp., Class A                               89

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares Description                                    Value

--------------------------------------------------------------
                   Small Company Index Portfolio--(Continued)
 Retail--(Continued)
 18,400 CBRL Group, Inc.                              $    312
  9,175 CEC Entertainment, Inc.*                           397
 31,000 Charming Shoppes, Inc.                             188
  8,950 Cheesecake Factory (The), Inc.*                    311
  6,750 Chico's FAS, Inc.*                                 225
  5,600 Children's Place Retail Stores (The), Inc.*        160
 12,600 Claire's Stores, Inc.                              227
    900 Coldwater Creek, Inc.*                              21
 12,300 Copart, Inc.*                                      295
  6,925 Cost Plus, Inc.*                                   195
  6,200 CSK Auto Corp.*                                     49
 26,600 Dillard's, Inc., Class A                           434
  4,900 Dress Barn, Inc.*                                  123
  6,100 Duane Reade, Inc.*                                 228
  1,800 Electronics Boutique Holdings Corp.*                53
  4,200 Factory 2-U Stores, Inc.*                          130
  6,100 Footstar, Inc.*                                    206
  2,900 Fred's, Inc.                                        84
  7,000 Genesco, Inc.*                                     212
  4,600 Group 1 Automotive, Inc.*                          117
  7,300 Guitar Center, Inc.*                               130
 47,200 Hanover Direct, Inc.*                               14
  5,400 Haverty Furniture Cos., Inc.                        69
 11,200 Hollywood Entertainment Corp.*                      63
  5,800 Hot Topic, Inc.*                                   167
  6,600 IHOP Corp.*                                        168
 10,762 Insight Enterprises, Inc.*                         248
  9,200 Intertan, Inc.*                                    115
 12,700 Jack in the Box, Inc.*                             326
  2,400 Kenneth Cole Productions, Inc., Class A*            72
  2,100 Krispy Kreme Doughnuts, Inc.*                      154
  7,100 Landry's Seafood Restaurants, Inc.                 107
  4,200 Lands' End, Inc.                                   151
 13,300 Linens 'N Things, Inc.*                            384
  7,900 Lone Star Steakhouse & Saloon, Inc.                102
  9,700 Longs Drug Stores, Inc.                            233
  7,400 Luby's, Inc.                                        63
 10,628 Men's Wearhouse, Inc.*                             285
  9,600 Michaels Stores, Inc.*                             357
 12,000 Neiman Marcus Group (The), Inc., Class A           399
  2,800 NPC International, Inc.*                            29
 14,600 NU Skin Enterprises, Inc., Class A                 104
  5,400 O'Charleys, Inc.*                                   94
 11,900 O'Reilly Automotive, Inc.*                         300
 37,100 OfficeMax, Inc.*                                   132
  2,400 P.F. Chang's China Bistro, Inc.*                    93
 10,662 Pacific Sunwear of California, Inc.                245
  5,750 Papa John's International, Inc.*                   147
  7,300 Payless Shoesource, Inc.*                          496
  1,600 PC Connection, Inc.*                                25
 15,400 Pep Boys (The)-Manny, Moe & Jack                   136
 36,600 Petsmart, Inc.*                                    196
 31,500 Pier 1 Imports, Inc.                               370


Shares  Description                              Value

--------------------------------------------------------
   700  Pricesmart, Inc.*                       $     30
 6,200  Rare Hospitality International, Inc.*        144
11,300  Regis Corp.                                  217
21,000  Ruby Tuesday, Inc.                           357
10,200  Ryan's Family Steak Houses, Inc.*            126
 5,800  School Specialty, Inc.*                      135
 9,400  ShopKo Stores, Inc.                           71
 3,900  Smart & Final, Inc.                           43
 6,300  Sonic Automotive, Inc.*                       84
 8,675  Sonic Corp.*                                 216
 4,800  Spiegel, Inc., Class A                        37
 8,500  Stein Mart, Inc.*                             90
 3,100  Systemax, Inc.*                                9
10,100  Too, Inc.*                                   227
 9,450  Trans World Entertainment Corp.*              78
 3,300  Tuesday Morning Corp.*                        44
 5,400  Tweeter Home Entertainment Group, Inc.*      146
 2,800  Ultimate Electronics, Inc.*                   69
 2,100  United Auto Group, Inc.*                      29
 5,100  Value City Department Stores, Inc.*           52
45,500  Venator Group, Inc.                          605
 3,800  Whitehall Jewellers, Inc.*                    33
 3,300  Wilsons Leather Experts (The), Inc.*          62
11,300  Zale Corp.*                                  367
                                                --------
                                                  17,747
                                                --------
Savings & Loans--2.2%
 9,000  American Financial Holdings, Inc.            187
 7,500  Anchor Bancorp Wisconsin, Inc.               109
 2,200  Andover Bancorp, Inc.                         77
14,400  Astoria Financial Corp.                      805
 7,500  BankAtlantic Bancorp, Inc.                    54
 4,500  Brookline Bancorp, Inc.                       62
10,700  Capitol Federal Financial                    191
17,000  Commercial Federal Corp.                     387
 3,700  Dime Community Bancshares                    105
 7,006  Downey Financial Corp.                       302
 4,900  First Federal Capital Corp.                   71
 4,400  First Financial Holdings, Inc.                87
 3,057  First Indiana Corp.                           71
 3,900  First Niagara Financial Group, Inc.           54
10,695  First Sentinel Bancorp, Inc.                 120
 5,700  Firstfed Financial Corp.                     170
 7,206  Harbor Florida Bancshares, Inc.              119
19,500  Independence Community Bank Corp.            372
 7,488  MAF Bancorp, Inc.                            204
11,275  New York Community Bancorp, Inc.             373
 4,700  Northwest Bancorp, Inc.                       45
 3,500  OceanFirst Financial Corp.                    82
11,700  Ocwen Financial Corp.*                       109
 8,600  People's Bank                                202
 4,100  PFF Bancorp, Inc.                             88
 8,700  Richmond County Financial Corp.              290
20,300  Roslyn Bancorp, Inc.                         532

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                            Value

------------------------------------------------------
  8,100 Seacoast Financial Services Corp.     $    118
 11,100 Staten Island Bancorp, Inc.                296
 10,800 United Community Financial Corp.            76
 18,870 Washington Federal, Inc.                   481
 16,100 Webster Financial Corp.                    504
                                              --------
                                                 6,743
                                              --------
 Semiconductors--2.5%
  7,200 Actel Corp.*                               147
  3,100 ADE Corp.*                                  59
  8,700 Alliance Semiconductor Corp.*              110
  9,850 Anadigics, Inc.*                           191
 11,500 Asyst Technologies, Inc.*                  209
  7,700 ATMI, Inc.*                                202
  6,500 AXT, Inc.*                                 176
 15,900 C-Cube Microsystems, Inc.                  232
  1,600 Caliper Technologies Corp.*                 42
 21,900 Cirrus Logic, Inc.*                        434
  6,700 Cohu, Inc.                                 141
  1,800 Dupont Photomasks, Inc.*                    86
  7,300 Elantec Semiconductor, Inc.*               234
  8,000 eMagin Corp.*                               24
  8,200 Emcore Corp.*                              268
  9,000 ESS Technology, Inc.*                       63
 12,800 Exar Corp.*                                295
  8,400 FSI International, Inc.*                    96
 11,600 General Semiconductor, Inc.                128
  7,400 Helix Technology Corp.                     209
  2,600 HI/FN, Inc.*                                47
  2,700 Ibis Technology Corp.*                      34
  4,200 Integrated Circuit Systems, Inc.*           69
  8,500 Integrated Silicon Solutions, Inc.*        114
  1,700 IXYS Corp.*                                 22
 16,000 Kulicke & Soffa Industries, Inc.           237
 15,700 LTX Corp.*                                 381
  9,600 Mattson Technology, Inc.*                  168
 10,900 MEMC Electronics Materials, Inc.*           75
  3,600 Microsemi Corp.                            207
 12,700 MIPS Technologies, Inc.*                   226
  4,584 MKS Instruments, Inc.*                     122
  2,000 Netsilicon, Inc.*                            9
 14,700 Oak Technology, Inc.*                      152
  7,000 Pericom Semiconductor Corp.*               103
  8,200 Photronics, Inc.*                          191
 10,337 Pioneer Standard Electronics, Inc.         117
  2,100 Pixelworks, Inc.*                           53
  5,200 PLX Technology, Inc.*                       35
  9,100 Power Integrations, Inc.*                  110
  7,300 PRI Automation, Inc.*                      122
  6,600 Quicklogic Corp.*                           33
  1,800 Rudolph Technologies, Inc.*                 79
  5,000 Semitool, Inc.*                             59
 10,900 Silicon Image, Inc.*                        56


 Shares Description                                         Value

-------------------------------------------------------------------
  7,400 Sipex Corp.*                                       $     81
  8,314 SpeedFam-IPEC, Inc.*                                     38
  4,700 Standard Microsystems Corp.*                             57
  2,600 Supertex, Inc.*                                          33
  3,900 Therma-Wave, Inc.*                                       56
  7,000 Three-Five Systems, Inc.*                               106
  7,200 Ultratech Stepper, Inc.*                                134
 10,800 Varian Semiconductor Equipment Associates, Inc.*        427
  8,100 Veeco Instruments, Inc.*                                373
  5,000 White Electronic Designs Corp.*                          17
  5,700 Zoran Corp.*                                            108
                                                           --------
                                                              7,597
                                                           --------
 Shipbuilding--0.2%
 10,900 Newport News Shipbuilding, Inc.                         697
                                                           --------
 Software--3.3%
 11,000 3DO (The) Co.*                                           43
 19,200 Actuate Corp.*                                          233
  8,900 Advent Software, Inc.*                                  581
  3,500 Appiant Technologies, Inc.*                               6
  8,300 AremisSoft Corp.*                                       106
  9,900 Aspen Technology, Inc.*                                 233
  8,900 Avid Technology, Inc.*                                  126
  5,500 Barra, Inc.*                                            230
 12,000 BindView Development Corp.*                              31
 18,300 Borland Software Corp.*                                 176
  2,800 Bottomline Technologies, Inc.*                           19
  2,800 Braun Consulting, Inc.*                                  23
  4,300 Brio Technology, Inc.*                                   29
 18,000 Broadbase Software, Inc.*                                37
  3,800 Bsquare Corp.*                                           32
  1,500 Caminus Corp.*                                           46
  8,700 Captaris, Inc.*                                          22
    136 CareCentric, Inc.*                                       --
  7,100 CCC Information Services Group*                          53
  8,400 Cerner Corp.*                                           352
  5,000 Clarus Corp.*                                            26
  5,400 Concord Communications, Inc.*                            37
    100 Concur Technologies, Inc.*                               --
  2,200 Cysive, Inc.*                                             7
  3,100 Daleen Technologies, Inc.*                                3
  5,300 Datastream Systems, Inc.*                                43
  2,700 Deltek Systems, Inc.*                                    13
 10,250 Dendrite International, Inc.*                           103
 11,200 Documentum, Inc.*                                       157
  3,200 DSET Corp.*                                               3
 14,200 Eclipsys Corp.*                                         309
  1,400 Embarcadero Technologies, Inc.*                          39
  7,900 ePresence, Inc.*                                         30
  8,200 eXcelon Corp.*                                           14
 10,900 Exchange Applications, Inc.*                             14
  3,700 Fair, Isaac & Co., Inc.                                 278
 11,500 Filenet Corp.*                                          141
  5,000 Geoworks Corp.*                                          10

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares Description                           Value

-------------------------------------------------------------
                   Small Company Index Portfolio--(Continued)
 Software--(Continued)
 11,400 HNC Software, Inc.*                  $    320
 10,485 Hyperion Solutions Corp.*                 160
  5,100 IDX Systems Corp.*                         86
  7,400 IMRglobal Corp.*                           61
  4,400 Industries International, Inc.*            21
  4,720 Infogrames, Inc.*                          32
 18,200 Informatica Corp.*                        341
  9,200 infoUSA, Inc.*                             41
 14,800 Intelidata Technologies Corp.*             77
  6,400 Inter-Tel, Inc.                            80
  1,400 Interactive Intelligence, Inc.*            19
  2,900 Intercept Group, Inc.*                     87
 22,900 Intertrust Technologies Corp.*             48
 18,100 J.D. Edwards & Co.*                       195
  7,000 JDA Software Group, Inc.*                 106
 28,900 Legato Systems, Inc.*                     432
  2,100 Level 8 Systems, Inc.*                      9
  2,400 Lightspan, Inc.*                            5
 17,600 Manugistics Group, Inc.*                  632
  4,700 MapInfo Corp.*                            139
  8,400 Mercator Software, Inc.*                   19
  3,200 MetaSolv, Inc.*                            26
  8,800 MicroStrategy, Inc., Class A*              33
  9,573 Midway Games, Inc.*                       111
  4,400 MRO Software, Inc.*                        62
 11,000 National Data Corp.                       323
  1,400 Neon Systems, Inc.*                         7
 11,316 NetIQ Corp.*                              275
 16,900 Netmanage, Inc.*                           12
  8,400 New Era of Networks, Inc.*                 51
  4,300 Novadigm, Inc.*                            47
  4,200 NUI Corp.                                  90
  2,100 Numerical Technologies, Inc.*              41
  7,500 Onyx Software Corp.*                       44
  1,800 OTG Software, Inc.*                        11
  5,900 Packeteer, Inc.*                           43
  9,766 Per-Se Technologies, Inc.*                 57
  7,600 Phoenix Technologies Ltd.*                100
 15,200 Pinnacle Systems, Inc.*                   109
  4,900 Probusiness Services, Inc.*               121
 11,000 Progress Software Corp.*                  178
 11,200 Puma Technology, Inc.*                     41
  8,300 Remedy Corp.*                             149
  3,100 Renaissance Learning, Inc.*               119
  6,000 Sagent Technology, Inc.*                    9
  4,400 Sanchez Computer Associates, Inc.*         57
  1,100 Scientific Learning Corp.*                  3
  5,500 Seachange International, Inc.*            104
  5,050 Serena Software, Inc.*                    132
  4,100 Silver Stream Software, Inc.*              27
  3,400 Sonic Foundry, Inc.*                        7
  2,900 SPSS, Inc.*                                42


 Shares Description                                   Value

-------------------------------------------------------------
 16,500 Starbase Corp.*                              $     39
 12,000 Structural Dynamics Research Corp.*               291
  4,900 SVI Solutions, Inc.*                                6
  9,600 Take-Two Interactive Software, Inc.*              199
  4,300 Tenfold Corp.*                                      2
  6,850 THQ, Inc.*                                        332
 11,500 Transaction Systems Architects, Inc.*             132
  1,500 Ulticom, Inc.*                                     42
  1,500 Unigraphics Solutions, Inc.*                       44
  3,800 Universal Access, Inc.*                            18
                                                     --------
                                                       10,051
                                                     --------
 Storage/Warehousing--0.0%
  3,600 Mobile Mini, Inc.*                                102
                                                     --------
 Telecommunications--2.2%
  9,500 Adelphia Business Solutions, Inc.*                 37
 10,900 Advanced Radio Telecom Corp.                       --
 19,200 Aeroflex, Inc.*                                   229
  3,200 AirGate PCS, Inc.*                                139
  1,800 Airnet Communications Corp.*                        4
  5,100 Alamosa Holdings, Inc.*                            61
  3,100 Alaska Communications Systems Group, Inc.*         19
  9,200 Allen Telecom, Inc.                               110
 18,700 Allied Riser Communications Corp.*                 17
  7,400 Anaren Microwave, Inc.*                           123
  7,000 Anixter International, Inc.*                      209
  3,900 Arguss Communications, Inc.*                       19
  5,200 Audiovox Corp., Class A*                           49
  5,500 Aware, Inc.*                                       51
  6,300 Black Box Corp.*                                  365
  8,600 C-COR.net Corp.*                                   82
 14,412 Cable Design Technologies Corp.*                  205
  4,300 California Amplifier, Inc.*                         9
  3,100 Carrier Access Corp.*                              23
  3,900 Celeritek, Inc.*                                   51
  2,500 Centennial Communications Corp.*                   32
  2,900 Choice One Communications, Inc.*                   17
  9,000 Com21, Inc.*                                       23
  3,566 Commonwealth Telephone Enterprises, Inc.          127
  9,500 Computer Network Technology Corp.*                 84
  3,900 Convergent Communications, Inc.*                   --
  3,000 Crossroads Systems, Inc.*                          19
  5,300 CT Communications, Inc.                            78
  5,250 CTC Communications Group, Inc.*                    28
  3,100 Davox Corp.*                                       28
  3,891 eGlobe, Inc.*                                      --
  2,900 Electric Lightwave, Inc., Class A*                  4
  3,200 Fibernet Telecom Group, Inc.*                       6
 14,100 General Communications, Inc., Class A*            141
 21,200 Glenayre Technologies, Inc.*                       29
  3,500 GoAmerica, Inc.*                                    9
  3,000 Golden Telecom, Inc.*                              28
  4,600 Hickory Tech Corp.                                 64

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                               Value

---------------------------------------------------------
  4,000 Hypercom Corp.*                          $     16
  6,800 IDT Corp.*                                    178
  7,400 Illuminet Holdings, Inc.*                     220
  3,800 Impsat Fiber Networks, Inc.*                   11
 17,700 Interdigital Communications Corp.*            246
 17,200 Intermedia Communications, Inc.*              294
  9,900 International Fibercom, Inc.*                  37
  5,100 Intrusion.com, Inc.*                           15
 17,100 ITC Deltacom, Inc.*                            91
  2,300 JNI Corp.*                                     31
  4,100 Latitude Communications, Inc.*                  8
  3,300 LCC International, Inc., Class A*              18
  9,900 Leap Wireless International, Inc.*            306
  9,027 Lightbridge, Inc. *                           140
  5,000 LightPath Technologies, Inc., Class A*         54
  3,100 MCK Communications, Inc.*                       6
  2,300 Metawave Communications Corp.*                  9
  6,900 Metricom, Inc.*                                27
 24,500 Metrocall, Inc.*                                2
 10,600 Motient Corp.*                                 11
 17,350 Mpower Communications Corp.*                   31
 21,200 MRV Communications, Inc.*                     206
  2,200 NEON Communications, Inc.*                     17
  3,500 NET2000 Communications, Inc.*                   4
 11,600 Netro Corp.*                                   52
  5,200 Network Access Solutions Corp.*                 3
  7,000 Network Equipment Technologies, Inc.*          27
  4,300 Network Peripherals, Inc.*                     55
  3,500 Network Plus Corp.*                            11
  4,900 North Pittsburgh Systems, Inc.                 55
  2,900 Nucentrix Broadband Networks, Inc.*            23
 14,600 Nx Networks, Inc.*                             14
  1,150 Optical Cable Corp.*                           13
 26,500 P-Com, Inc.*                                   21
  5,700 Pac-West Telecomm, Inc.*                       12
  5,400 Paradyne Networks Corp.*                       11
 16,100 Plantronics, Inc.*                            349
 14,625 Price Communications Corp.*                   270
  8,600 Primus Telecommunications Group, Inc.*         10
  8,900 Proxim, Inc.                                  127
  3,200 Rural Cellular Corp., Class A*                128
  5,400 Savvis Communications Corp.*                    7
  9,400 SBA Communications Corp.*                     218
  9,700 Somera Communications, Inc.*                   62
  3,800 Spectralink Corp.*                             35
 17,753 Stratos Lightwave, Inc.*                      202
  2,939 Superior Telecom, Inc.                          9
  7,750 Symmetricom, Inc.*                            116
 23,000 Talk America Holdings, Inc.*                   32
  1,300 Telaxis Communications Corp.*                   1
  3,900 Tollgrade Communications, Inc.*               125
  5,600 Tricord Systems, Inc.*                         18
  5,300 TUT Systems, Inc.*                             12
  3,100 U.S. LEC Corp., Class A                        12


 Shares Description                             Value

-------------------------------------------------------
  4,200 U.S. Wireless Corp.*                   $     12
  5,300 Viasat, Inc.*                                92
 16,012 Viatel, Inc.*                                 4
 11,000 Visual Networks, Inc.*                       74
  2,400 Vyyo, Inc.*                                   4
  9,100 Westell Technologies, Inc., Class A*         19
  2,000 Z-Tel Technologies, Inc.*                     4
                                               --------
                                                  6,736
                                               --------
 Telecommunications Equipment--0.1%
 11,700 NMS Communications Corp.                     83
  3,500 Sorrento Networks Corp.*                     41
  1,500 Stanford Microdevices, Inc.*                 17
 24,100 TeraForce Technology Corp.                   14
                                               --------
                                                    155
                                               --------
 Telecommunications Services--0.0%
 20,800 ATSI Communications, Inc.*                   11
  5,500 NTELOS, Inc.                                111
                                               --------
                                                    122
                                               --------
 Textiles--0.3%
  6,750 G & K Services, Inc.                        174
 13,300 Mohawk Industries, Inc.*                    426
  4,200 Springs Industries, Inc., Class A           190
 11,000 WestPoint Stevens, Inc.                      44
                                               --------
                                                    834
                                               --------
 Tobacco--0.1%
  4,601 Vector Group Ltd.                           157
                                               --------
 Toys, Games & Hobbies--0.1%
 19,400 Boyd's Collection Ltd.*                     179
  5,950 Jakks Pacific, Inc.*                         94
 13,800 Topps (The) Co.                             137
                                               --------
                                                    410
                                               --------
 Transportation--1.4%
 15,800 Airborne, Inc.                              172
 13,300 Alexander & Baldwin, Inc.                   311
  5,300 Arkansas Best Corp.                         114
  6,700 Arnold Industries, Inc.                     124
  5,150 Atlas Air, Inc.*                            129
 16,000 CNF Transportation, Inc.                    510
  9,350 EGL, Inc.*                                  187
  4,650 Forward Air Corp.*                          142
  4,839 Heartland Express, Inc.*                    135
  5,700 Hunt (J.B.) Transport Services, Inc.        115
  7,900 Kirby Corp.                                 197
  2,300 Knight Transportation, Inc.                  64
  2,800 Landstar System, Inc.*                      186
  2,700 M.S. Carriers, Inc.*                         80
  7,000 Offshore Logistics, Inc.                    148
  8,300 Overseas Shipholding Group                  290
  4,100 Roadway Express, Inc.                       107

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares and number of contracts)
(Unaudited)


 Shares Description                              Value
-------------------------------------------------------------
                   Small Company Index Portfolio--(Continued)
 Transportation--(Continued)
 14,175 Swift Transportation Co., Inc.*         $   249
  8,650 U.S. Freightways Corp.                      245
  9,212 Werner Enterprises, Inc.                    183
 15,200 Wisconsin Central Transport Corp.*          252
  7,900 Yellow Corp.                                151
                                                -------
                                                  4,091
                                                -------
 Trucking & Leasing--0.2%
  2,700 Amerco, Inc.*                                49
  4,000 Interpool, Inc.                              54
 19,600 Ryder System, Inc.                          430
  3,900 Xtra Corp.                                  199
                                                -------
                                                    732
                                                -------
 Water--0.2%
  3,300 American States Water Co.                   100
  4,526 California Water Service Group              112
 14,641 Philadelphia Suburban Corp.                 334
    700 SJW Corp.                                    56
                                                -------
                                                    602
-------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $301,506)            290,508
-------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK--0.0%
  (Cost $--)
    135 Mediq, Inc.                                  --
-------------------------------------------------------------
 RIGHTS--0.0%
  2,000 CSF Holdings, Inc.                           --
     76 RegeneRx Biopharmaceutical, Inc.             --
  3,218 Westcorp, Inc.                               --
-------------------------------------------------------------
 TOTAL RIGHTS (Cost $--)                             --
-------------------------------------------------------------
 OTHER INVESTMENTS--0.0%
  5,900 Escrow American Industrial Properties        --
 10,600 Escrow MascoTech, Inc.                       --
  8,900 Escrow Saga Systems, Inc.                    --
-------------------------------------------------------------
 TOTAL OTHER INVESTMENTS (Cost $--)                  --
-------------------------------------------------------------
 WARRANTS--0.0%
     57 Applera Corp., Exp. 9/11/03                   1
    513 AURA System, Inc., Exp. 5/31/05              --
    914 Sunbeam Corp., Exp. 8/24/03                  --
-------------------------------------------------------------
 TOTAL WARRANTS (Cost $--)                            1
-------------------------------------------------------------

 Principal
  Amount   Description                                        Value

---------------------------------------------------------------------
 SHORT-TERM INVESTMENTS--4.0%
           Barclays Bank, Global Treasury Service, London,
           Eurodollar Time Deposit,
  $10,559   4.22% Due 6/1/01                                 $ 10,559
           U. S. Treasury Bill, #
    1,725   4.12% Due 7/19/01                                   1,717
---------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS (Cost $12,276)                   12,276
---------------------------------------------------------------------
 TOTAL INVESTMENTS--99.9%
  (Cost $313,782)                                            $302,785
---------------------------------------------------------------------
 Other Assets, less Liabilities--0.1%                             272
---------------------------------------------------------------------
 NET ASSETS--100.0%                                          $303,057
---------------------------------------------------------------------
---------------------------------------------------------------------

OPEN FUTURES CONTRACTS:

  Type of       Number of     Notional     Contract      Contract      Unrealized
 Contracts      Contracts      Amount      Position     Expiration        Gain
---------------------------------------------------------------------------------
Russell 2000        50        $12,426        Long       June, 2001        $254
---------------------------------------------------------------------------------

*Non-income producing security.
#Security pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                                  Value

------------------------------------------------------------
                         Small Company Growth Portfolio
 COMMON STOCKS--97.0%
 Aerospace/Defense--1.6%
  6,000 Alliant Techsystems, Inc.*                  $    572
                                                    --------
 Banks--1.4%
  8,000 Investors Financial Services Corp.               521
                                                    --------
 Biotechnology--1.5%
  8,000 Enzon, Inc.*                                     560
                                                    --------
 Chemicals--2.0%
 11,500 OM Group, Inc.                                   713
                                                    --------
 Commercial Services--6.9%
 30,000 Career Education Corp.*                        1,511
 16,400 Pharmaceutical Product Development, Inc.*        526
  2,570 Plexus Corp.*                                     78
 13,000 Resources Connection, Inc.*                      399
                                                    --------
                                                       2,514
                                                    --------
 Computers--1.4%
  6,000 CACI International, Inc., Class A*               244
  8,000 Manhattan Associates, Inc.*                      264
                                                    --------
                                                         508
                                                    --------
 Diversified Financial Services--2.7%
  9,400 AmeriCredit Corp.*                               491
 19,000 Financial Federal Corp.*                         487
                                                    --------
                                                         978
                                                    --------
 Electronics--1.2%
 14,000 Gentex Corp.*                                    438
                                                    --------
 Engineering & Construction--1.6%
  8,000 Jacobs Engineering Group, Inc.*                  597
                                                    --------
 Entertainment--4.0%
 14,000 Anchor Gaming*                                   891
 25,700 Six Flags, Inc.*                                 579
                                                    --------
                                                       1,470
                                                    --------
 Environmental Control--2.7%
 12,631 Stericycle, Inc.*                                541
 14,700 Waste Connections, Inc.*                         439
                                                    --------
                                                         980
                                                    --------
 Food--2.1%
 30,000 Performance Food Group Co.*                      770
                                                    --------
 Healthcare-Products--4.2%
  4,000 Diagnostic Products Corp.                        311
  7,000 Henry Schein, Inc.*                              264
  7,000 Resmed, Inc.*                                    382
  8,200 Varian Medical Systems, Inc.                     595
                                                    --------
                                                       1,552
                                                    --------


 Shares Description                                         Value

-------------------------------------------------------------------
 Healthcare-Services--4.1%
 27,000 Apria Healthcare Group, Inc.*                      $    691
 24,000 LifePoint Hospitals, Inc.*                              802
                                                           --------
                                                              1,493
                                                           --------
 Machinery-Diversified--1.8%
 10,000 Brooks Automation, Inc.*                                492
  4,288 Global Power Equipment Group, Inc.*                     148
                                                           --------
                                                                640
                                                           --------
 Media--5.3%
 55,500 Radio One, Inc., Class A*                             1,054
 28,000 Westwood One, Inc.*                                     868
                                                           --------
                                                              1,922
                                                           --------
 Metal Fabricate/Hardware--1.4%
  9,000 Shaw Group (The), Inc.*                                 529
                                                           --------
 Miscellaneous Manufacturing--2.3%
 11,400 Aptargroup, Inc.                                        376
 11,500 Roper Industries, Inc.                                  472
                                                           --------
                                                                848
                                                           --------
 Oil & Gas--2.1%
 10,700 Louis Dreyfus Natural Gas Corp.*                        426
 11,800 Patterson-UTI Energy, Inc.*                             347
                                                           --------
                                                                773
                                                           --------
 Oil & Gas Producers--1.4%
 17,300 Cross Timbers Oil Co.*                                  510
                                                           --------
 Oil & Gas Services--2.8%
 29,641 Veritas DGC, Inc.*                                     1038
                                                           --------
 Packaging & Containers--1.2%
 26,900 Packaging Corp. of America*                             430
                                                           --------
 Pharmaceuticals--8.0%
  8,954 AdvancePCS*                                             545
  8,000 Cephalon, Inc.*                                         485
 11,000 Cima Laboratories, Inc.*                                809
 21,300 K-V Pharmaceutical Co., Class A*                        456
 16,000 PRAECIS Pharmaceuticals, Inc.*                          392
  8,000 Titan Pharmaceuticals, Inc.*                            250
                                                           --------
                                                              2,937
                                                           --------
 Retail--5.4%
 11,000 Applebee's International, Inc.                          437
 17,000 CEC Entertainment, Inc.*                                736
 14,000 Christopher & Banks Corp.*                              540
  7,500 Williams-Sonoma, Inc.*                                  253
                                                           --------
                                                              1,966
                                                           --------
 Semiconductors--4.1%
  7,000 NVIDIA Corp.*                                           599
 13,000 Pixelworks, Inc.*                                       327
 14,000 Varian Semiconductor Equipment Associates, Inc.*        554
                                                           --------
                                                              1,480
                                                           --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)

  Shares/
 Principal
  Amount   Description                                        Value

----------------------------------------------------------------------
                  Small Company Growth Portfolio--(Continued)
 Software--15.4%
  19,000   Activision, Inc.*                                 $    647
  13,000   Advent Software, Inc.*                                 848
  26,000   Caminus Corp.*                                         801
  18,500   Choicepoint, Inc.*                                     712
  15,700   Manugistics Group, Inc.*                               564
  10,000   Mercury Interactive Corp.*                             593
  18,000   Peregrine Systems, Inc.*                               499
  11,969   Quest Software, Inc.*                                  373
  11,800   THQ, Inc.*                                             572
                                                             --------
                                                                5,609
                                                             --------
 Storage/Warehousing--1.3%
  16,056   Mobile Mini, Inc.*                                     457
                                                             --------
 Telecommunications--4.8%
  19,980   Aeroflex, Inc.*                                        238
   8,000   Digital Lightwave, Inc.*                               373
   8,000   Metro One Telecommunications, Inc.*                    360
  18,000   RF Micro Devices, Inc.*                                469
  14,200   SBA Communications Corp.*                              329
                                                             --------
                                                                1,769
                                                             --------
 Transportation--2.3%
  17,000   Teekay Shipping Corp.                                  850
----------------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $31,711)                            35,424
----------------------------------------------------------------------
 SHORT-TERM INVESTMENTS--4.9%
           Barclays Bank, Global Treasury Service, London,
           Eurodollar Time Deposit,
 $1,632     4.22% Due 6/1/01                                    1,632
           U.S. Treasury Bill,
    160     3.96% Due 6/7/01                                      160
----------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS (Cost $1,792)                     1,792
----------------------------------------------------------------------
 TOTAL INVESTMENTS--101.9%
  (Cost $33,503)                                             $ 37,216
----------------------------------------------------------------------
 Liabilities, less Other Assets--(1.9)%                          (687)
----------------------------------------------------------------------
 NET ASSETS--100.0%                                          $ 36,529
----------------------------------------------------------------------
----------------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                       Value

----------------------------------------------------------
                      International Equity Index Portfolio
 COMMON STOCKS--97.8%
 Australia--2.8%
   6,300 Amcor Ltd.                       $    21
   4,500 AMP Diversified Property Trust         6
  11,170 AMP Ltd.                             115
   4,300 Aristocrat Leisure Ltd.               14
   3,616 Australian Gas Light Co. Ltd.         19
  18,040 BHP Ltd.                             206
   5,750 Boral Ltd.                             8
   2,320 Brambles Industries Ltd.              60
  10,590 Coca-Cola Amatil Ltd.                 24
     550 Cochlear Ltd.                         10
  11,826 Coles Myer Ltd.                       43
  12,858 Commonwealth Bank of Australia       203
   5,500 Computershare Ltd.                    19
   1,550 CSL Ltd.                              31
   9,800 CSR Ltd.                              31
   3,900 David Jones Ltd.                       2
   2,600 Delta Gold Ltd.*                       2
   6,200 ERG Ltd.                               5
   1,631 Faulding (F.H.) & Company Ltd.        10
  19,370 Foster's Brewing Group Ltd.           53
   6,070 Futuris Corp. Ltd.                     7
  12,700 Gandel Retail Trust                    7
  18,076 General Property Trust                24
  12,850 Goodman Fielder Ltd.                   8
     580 Hanson PLC                             4
   2,014 Howard Smith Ltd.                     10
   4,200 James Hardie Industries Ltd.          10
   2,700 Leighton Holdings Ltd.                10
   4,359 Lend Lease Corp. Ltd.                 26
   2,217 Lluka Resources Ltd.                   5
  17,582 M.I.M Holdings Ltd.                   11
   4,529 Mayne Nickless Ltd.                   14
   6,100 Mirvac Group                          11
  15,468 National Australia Bank Ltd.         254
   2,500 Newcrest Mining Ltd.                   5
  20,716 News Corp. Ltd.                      181
  17,859 Normandy Mining Ltd.                   9
   4,410 OneSteel Ltd.*                         2
   2,814 Orica Ltd.                             6
   9,400 Pacific Dunlop Ltd.                    5
   3,300 PaperlinX Ltd.                         7
   4,354 QBE Insurance Group Ltd.              24
   3,126 RIO Tinto Ltd.                        58
   6,200 Santos Ltd.                           21
   1,164 Sons of Gwalia Ltd.                    6
   6,572 Southcorp Ltd.                        22
   7,279 Stockland Trust Group                 15
   3,250 Suncorp-Metway Ltd.                   22
   3,762 TABCORP Holdings Ltd.                 18
  78,140 Telstra Corp. Ltd.                   255


 Shares  Description                                         Value

-------------------------------------------------------------------
   5,200 Transurban Group*                                  $    10
   4,223 Wesfarmers Ltd.                                         48
  18,792 Westfield Trust                                         30
  17,602 Westpac Banking Corp.                                  124
  11,125 WMC Ltd.                                                50
  10,862 Woolworths Ltd.                                         53
                                                            -------
                                                              2,254
                                                            -------
 Austria--0.2%
     227 Austria Tabakwerke A.G.                                 14
     363 Austrian Airlines Osterreichische A.G.                   3
      83 BBAG Oesterreichische Brau-Beteiligungs A.G.             3
     114 Boehler-Uddeholm A.G.                                    4
     160 BWT A.G.                                                 5
     283 Erste Bank Der Oesterreichischen Sparkassen A.G.        13
     215 Flughafen Wien A.G.                                      7
      75 Generali Holding Vienna A.G.                            10
      39 Lenzing A.G.                                             3
     114 Mayr-Melnhof Karton A.G.                                 5
     306 Oesterreichische Elektrizitaetswirtschafts A.G.         28
     282 OMV A.G.                                                28
     199 RHI A.G.                                                 4
   2,024 Telekom Austria A.G.*                                   12
     147 VA Technologie A.G.                                      5
     683 Wienerberger Baustoffindustrie A.G.                     11
                                                            -------
                                                                155
                                                            -------
 Belgium--1.0%
   1,450 AGFA-Gevaert N.V.                                       21
     150 Barco N.V.                                               7
     250 BarcoNet N.V.*                                           1
     240 Bekaert S.A.                                             8
     100 CMB Compagnie Maritime Belge S.A.                        7
     400 Colruyt S.A.                                            14
      90 D'ieteren N.V.                                          15
     794 Delhaize-Le Lion                                        45
     560 Electrabel S.A.                                        109
   7,440 Fortis A.G., Class B                                   177
     100 Glaverbel S.A.                                           8
   1,250 Groupe Bruxelles Lambert S.A.                           68
   1,750 Interbrew*                                              43
   3,027 KBC Bancassurance Holding                              109
     840 Solvay S.A.                                             40
   4,800 Suez S.A.*                                              73
   1,490 UCB S.A.                                                44
     250 Union Miniere Group                                     10
                                                            -------
                                                                799
                                                            -------
 Denmark--0.9%
     123 Bang & Olufsen A/S, Class B                              4
     624 Carlsberg A/S                                           27
      11 Dampskibsselkabet af 1912 A/S, Class B                  84
       8 Dampskibsselkabet Svendborg A/S, Class B                82

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares  Description                      Value

----------------------------------------------------------------
               International Equity Index Portfolio--(Continued)
Denmark--(Continued)
     558 Danisco A/S                     $    19
   7,695 Danske Bank A/S                     121
     472 FLS Industries A/S                    6
     205 Group 4 Falck A/S                    23
      61 I-Data International A/S*             1
     413 ISS A/S                              24
     303 NavisionDamgaard A/S*                 8
     270 NKT Holding A/S                       6
   3,820 Novo-Nordisk A/S                    154
     734 Novozymes A/S                        16
     202 Ostasiatiske Kompagni                 5
     496 SAS Danmark A/S                       5
   2,198 TDS A/S                              92
     345 Topdanmark A/S                        9
   1,062 Vestas Wind Systems A/S              50
     742 William Demant A/S                   23
                                         -------
                                             759
                                         -------
 Finland--2.2%
     300 Amer Group Ltd.                       7
     200 Finnlines OYJ                         4
   2,600 Fortum OYJ                           12
     700 Hartwall OYJ AB                      12
     300 Instrumentarium Corp. OYJ             9
   1,300 Kemira OYJ                            7
   1,743 Kesko OYJ                            20
     900 Kesko OYJ, Class B                    7
     200 Kone OYJ                             14
   1,400 Metso OYJ                            15
  47,620 Nokia OYJ                         1,380
     800 Orion-Yhtymae OYJ                    14
   1,300 Outokumpu OYJ                        12
     400 Pohjola Group Insurance Corp.         8
   1,700 Raisio Group PLC                      2
   1,400 Rautaruukki OYJ                       5
   3,500 Sampo OYJ                            30
   7,540 Sonera OYJ                           65
     300 Stockmann AB, Class A                 3
     300 Stockmann AB, Class B                 3
     600 Stonesoft OYJ*                        2
     900 Tietoenator OYJ                      24
   2,480 UPM-Kymmene OYJ                      79
     400 Uponor OYJ                            6
     600 Wartsila OYJ                         13
                                         -------
                                           1,753
                                         -------
 France--10.4%
   1,950 Accor S.A.                           80
     908 Air Liquide                         127
     200 Alcatel Optronics                     4
  12,300 Alcatel S.A.                        312
   8,000 Aventis S.A.                        594
  17,480 Axa                                 496


 Shares  Description                                                     Value

-------------------------------------------------------------------------------
   4,541 BNP Paribas                                                    $   394
   3,300 Bouygues                                                           122
   1,250 Cap Gemini S.A.                                                    144
   7,160 Carrefour S.A.                                                     391
     847 Cie de Saint-Gobain                                                126
     110 Cie Generale D'Optique Essilor International S.A.                   30
     200 Club Mediterranee S.A.                                              13
     200 Coflexip Stena Offshore                                             29
     150 Compagnie Francaise d'Etudes et de Construction Technip S.A.        22
   1,338 Compagnie Generale des Establissements Michelin, Class B            47
   1,150 Dassault Systems S.A.                                               51
     315 Eridania Beghin-Say S.A.                                            28
     950 Etablissements Economiques du Casino Guichard-Perrachon S.A.        84
     370 Eurazeo                                                             23
  10,425 France Telecom                                                     574
     216 Gecina S.A.                                                         19
   1,490 Groupe Danone                                                      194
     150 Imerys S.A.                                                         15
   6,900 L'OREAL                                                            447
   1,250 Lafarge S.A.                                                       117
   1,400 Lagardere S.C.A.                                                    73
   5,000 LVMH Moet Hennessy Louis Vuitton                                   284
     800 Pechiney S.A.                                                       43
     550 Pernod-Ricard                                                       38
   1,235 Pinault-Printemps-Redoute                                          215
     475 PSA Peugeot Citroen                                                132
   1,400 Publicis Groupe                                                     44
     428 Sagem S.A.                                                          31
   7,420 Sanofi-Sythelabo S.A.                                              456
   1,550 Schneider Electric S.A.                                             93
     150 SEB S.A.                                                             8
     350 Sidel S.A.                                                          14
     275 Simco S.A.                                                          18
     550 Societe BIC S.A.                                                    20
   4,240 Societe Generale                                                   252
   1,340 Sodexho Alliance S.A.                                               56
   7,785 Suez S.A                                                           238
   1,700 Thales S.A.                                                         70
   8,129 TotalFinaElf S.A.*                                               1,093
     150 Unibail*                                                            24
   2,500 Usinor S.A.                                                         32
     854 Valeo S.A.                                                          37
     760 Vinci S.A.                                                          44
  11,175 Vivendi Universal S.A.                                             713
      70 Zodiac S.A.                                                         17
                                                                        -------
                                                                          8,528
                                                                        -------
 Germany--8.0%
     450 Adidas-Salomon A.G.                                                 27
   2,470 Allianz A.G.                                                       691
   6,290 BASF A.G.                                                          253

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                             Value

-------------------------------------------------------
   7,410 Bayer A.G.                             $   293
   5,056 Bayerische Hypo-und Vereinsbank A.G.       243
     850 Beiersdorf A.G.                             81
     350 Bilfinger & Berger Bau A.G.                  6
     650 Buderus A.G.                                15
   1,250 Continental A.G.                            17
     200 D. Logistics A.G.*                           5
  10,157 DaimlerChrysler A.G.                       465
   6,250 Deutsche Bank A.G.                         481
   3,850 Deutsche Lufthansa A.G.                     71
  30,700 Deutsche Telekom                           640
     350 Douglas Holding A.G.                        11
   5,330 Dresdner Bank A.G.                         235
   7,732 E.ON A.G.                                  386
   1,450 EM. TV & Merchandising A.G.                  4
     650 Epcos A.G.                                  40
     600 FAG Kugelfischer Georg Schaefer A.G.         4
   1,000 Fresenius Medical Care A.G.                 69
     750 Gehe A.G.                                   27
     780 Heidelberger Zement A.G.                    33
     700 Hochtief A.G.                               15
      50 Hugo Boss A.G.                              16
     800 Kamps A.G.                                   7
   1,200 KarstadtQuelle A.G.                         37
   1,200 Linde A.G.                                  51
   1,150 MAN A.G.                                    28
   1,750 Merck KGaA                                  59
   3,340 Metro A.G.                                 128
   1,810 Muenchener Rueckversicherungs A.G.         496
   1,963 Preussag A.G.                               65
   1,600 ProSiebenSat.1 Media A.G.                   27
   5,370 RWE A.G.                                   201
   1,850 SAP A.G.                                   260
   2,050 Schering A.G.                              106
     200 SGL Carbon A.G.                              8
   9,015 Siemens A.G.                               702
   5,200 ThyssenKrupp A.G.                           77
   3,200 Volkswagen A.G.                            156
   2,150 WCM Beteilgungs & Grundbesi A.G.            35
                                                -------
                                                  6,571
                                                -------
 Hong Kong--2.1%
   4,000 ASM Pacific Technology                       8
  14,304 Bank of East Asia Ltd.                      33
  34,000 Cathay Pacific Airways                      46
  25,500 CLP Holdings Ltd.                          106
  12,000 Esprit Holdings Ltd.                        15
  14,000 Giordano International Ltd.                  8
  13,000 Hang Lung Development Co.                   12
  19,400 Hang Seng Bank                             215
  14,000 Henderson Land Development Co. Ltd.         65
  56,473 Hong Kong & China Gas Co. Ltd.              66
  11,500 Hong Kong & Shanghai Hotels Ltd.             6
   8,600 Hopewell Holdings                            4


 Shares  Description                                               Value

-------------------------------------------------------------------------
  43,500 Hutchison Whampoa                                        $   469
  10,222 Hysan Development Co.                                         14
  37,200 Johnson Electric Holdings                                     65
  30,000 Li & Fung Ltd.                                                53
  20,974 New World Development Co. Ltd.*                               27
  24,000 Oriental Press Group                                           3
 148,822 Pacific Century CyberWorks Ltd.                               49
   5,000 QPL International Holdings Ltd.                                2
  26,400 Regal Hotels International*                                    1
  23,000 Shangri-La Asia Ltd.                                          21
     155 Shun TAK Holdings Ltd.                                        --
  38,963 Sino Land Co.                                                 18
  18,000 South China Morning Post                                      11
  24,172 Sun Hung Kai Properties Ltd.                                 225
  15,500 Swire Pacific Ltd.                                            85
   5,000 Tai Cheung Holdings Ltd.                                       1
   4,000 Television Broadcasts Ltd.                                    20
   3,000 Varitronix International Ltd.                                  2
  25,000 Wharf Holdings Ltd.                                           56
                                                                  -------
                                                                    1,706
                                                                  -------
 Ireland--0.6%
      88 Allied Irish Banks PLC                                         1
   8,708 Allied Irish Banks PLC*                                       96
   5,214 CRH PLC*                                                      90
     865 DCC PLC                                                        8
  22,358 Eircom PLC                                                    22
   3,219 Elan Corp. PLC*                                              183
   1,953 Greencore Group                                                4
   5,239 Independent News & Media PLC                                  12
   2,922 Irish Life & Permanent PLC*                                   33
     603 Jurys Doyle Hotel Group PLC                                    5
   3,662 Ryanair Holdings PLC*                                         39
  11,022 Smurfit (Jefferson) Group PLC*                                20
   7,500 Waterford Wedgwood PLC                                         7
                                                                  -------
                                                                      520
                                                                  -------
 Italy--4.4%
  16,000 Alitalia S.p.A.                                               21
   3,000 Arnoldo Mondadori Editore S.p.A.                              25
  12,823 Assicurazioni Generali                                       364
   3,000 Autogrill S.p.A.                                              33
  12,000 Autostrade Concessioni e Costruzioni Autostrade S.p.A.        73
  13,750 Banca di Roma S.p.A.                                          51
   3,000 Banca Popolare di Milano S.p.A.                               13
   1,800 Benetton Group S.p.A.*                                        28
  20,000 Bipop-Carire S.p.A.                                           75
   3,000 Bulgari S.p.A.                                                34
   3,200 Cementir S.p.A.                                                5
  74,000 Enel S.p.A.                                                  235
  80,640 ENI S.p.A.*                                                  519
   4,700 Fiat S.p.A.                                                   95

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares  Description                             Value

----------------------------------------------------------------
               International Equity Index Portfolio--(Continued)
Italy--(Continued)
   4,000 Gruppo Editoriale L'Espresso S.p.A.    $    17
   7,000 Impregilo S.p.A.                             4
  67,000 IntesaBci S.p.A.                           238
   3,120 Italcementi S.p.A.                          22
   3,500 Italgas S.p.A.                              30
  12,000 Mediaset S.p.A.                            113
   6,000 Mediobanca S.p.A.                           66
   8,320 Parmalat Finanziaria S.p.A.                 24
  20,000 Pirelli S.p.A.                              59
   4,000 Rinascente (la) S.p.A                       18
   7,000 Riunione Adriatica di Sicurta S.p.A.        88
   1,000 Sai-Soc Assicuratrice Industriale           11
  14,080 San Paolo-IMI S.p.A.                       191
   4,680 SNIA S.p.A.                                  9
  46,589 Telecom Italia S.p.A.                      405
  86,720 TIM S.p.A                                  507
   2,000 Tiscali S.p.A.*                             24
  51,040 Uncredito Italiano S.p.A.                  225
                                                -------
                                                  3,622
                                                -------
 Japan--24.4%
   4,000 77 Bank Ltd.                                24
   1,500 Acom Co. Ltd.                              123
   1,000 Advantest Corp.                            104
   7,000 Ajinomoto Co., Inc.                         77
   2,000 Alps Electric Co.                           22
   3,000 Amada Co. Ltd.                              17
   1,000 Amano Corp.                                  7
     700 Aoyama Trading Co. Ltd.                     11
  29,000 Asahi Bank Ltd.                             74
   5,000 Asahi Breweries Ltd.                        54
  15,000 Asahi Kasei Corp.                           70
     300 Asatsu-DK, Inc.                              7
  12,000 Ashai Glass Co., Ltd.                       99
   6,000 Ashikaga Bank Ltd.*                          9
     400 Autobacs Seven Co. Ltd.                     11
   6,000 Bank of Fukuoka Ltd.                        26
  12,000 Bank of Yokohama Ltd.                       46
   1,200 Benesse Corp.                               37
   9,000 Bridgestone Corp.                           96
   9,000 Canon, Inc.                                357
   3,000 Casio Computer Co. Ltd.                     20
      23 Central Japan Railway Co.                  151
   3,000 Chugai Pharmaceutical Co. Ltd.              48
   8,000 Chuo Mitsui Trust & Banking Co. Ltd.        15
   3,000 Citizen Watch Co. Ltd.                      19
   6,000 Cosmo Oil Co. Ltd.                          17
   1,700 Credit Saison Co. Ltd.                      41
     800 CSK Corp.                                   21
   8,000 Dai Nippon Printing Co. Ltd.               109
   4,000 Daicel Chemical Industries                  14
   7,000 Daiei, Inc.*                                13


 Shares  Description                                      Value

----------------------------------------------------------------
   1,000 Daifuku Co. Ltd.                                $     5
   3,000 Daiichi Pharmaceutical Co. Ltd.                      69
   3,000 Daikin Industries Ltd.                               62
   2,000 Daikyo, Inc.*                                         3
   3,000 Daimaru, Inc.                                        11
   8,000 Dainippon Ink & Chemicals, Inc.                      23
   2,000 Dainippon Screen Manufacturing Co. Ltd.               9
   1,400 Daito Trust Construction Co. Ltd.                    28
  21,000 Daiwa Bank Ltd.*                                     24
   6,000 Daiwa House Industry Co. Ltd.                        49
   2,000 Daiwa Kosho Lease Co. Ltd.                            5
  14,000 Daiwa Securities Group, Inc.                        153
   5,000 Denki Kagaku Kogyo Kabushiki Kaisha                  17
   9,000 Denso Corp.                                         175
      41 East Japan Railway Co.                              244
   3,000 Ebara Corp.                                          27
   3,000 Eisai Co. Ltd.                                       74
   2,500 Fanuc Ltd.                                          134
     300 Fuji Machine Manufacturing Co. Ltd.                   7
   5,000 Fuji Photo Film Co. Ltd.                            211
     200 Fuji Soft ABC, Inc.                                  12
       5 Fuji Television Network, Inc.                        35
   4,000 Fujikura Ltd.                                        31
  20,000 Fujitsu Ltd.                                        260
   7,000 Furukawa Electric Co. Ltd.                           75
   5,000 Gunma Bank Ltd.                                      23
   2,000 Gunze Ltd.                                            8
   2,000 Hankyu Department Stores, Inc.                       10
  11,000 Haseko Corp.*                                         5
     400 Hirose Electric Co. Ltd.                             36
  10,000 Hitachi Zosen Corp.*                                  9
  34,000 Hitachi Ltd.                                        350
   7,000 Hokuriku Bank Ltd.*                                  13
  10,000 Honda Motor Co. Ltd.                                421
   1,000 House Foods Corp.                                    12
   1,000 Hoya Corp.                                           72
   2,000 Inax Corp.                                           14
   2,000 Isetan Co. Ltd.                                      22
   4,000 Ishihara Sangyo Kaisha Ltd.*                          8
  13,000 Ishikawajima-Harima Heavy Industries Co. Ltd.        31
   4,000 Ito-Yokado Co. Ltd.                                 210
  14,000 Itochu Corp.                                         56
  18,000 Japan Airlines Co. Ltd.                              62
  11,000 Japan Energy Corp.                                   27
   4,000 Japan Steel Works Ltd.                                4
      21 Japan Tobacco, Inc.                                 148
   3,000 JGC Corp.                                            27
   9,000 Joyo Bank Ltd.                                       27
   3,000 Jusco Co. Ltd.                                       67
     200 Kadokawa Shoten Publishing Co. Ltd.                   4
  10,000 Kajima Corp.                                         28
   1,000 Kaken Pharmaceutical Co. Ltd.                        10
   3,000 Kamigumi Co. Ltd.                                    14
   5,000 Kanebo Ltd.*                                         13
   4,000 Kaneka Corp.                                         38

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                                    Value

--------------------------------------------------------------
   9,900 Kansai Electric Power Co.                     $   173
   6,000 Kao Corp.                                         157
   1,000 Katokichi Co Ltd.                                  26
  14,000 Kawasaki Heavy Industries Ltd.*                    20
   6,000 Kawasaki Kisen Kaisha Ltd.                         11
  32,000 Kawasaki Steel Corp.*                              36
   5,000 Keihin Electric Express Railway Co. Ltd.           22
   2,000 Kikkoman Corp.                                     13
   3,000 Kinden Corp.                                       19
  17,480 Kinki Nippon Railway Co. Ltd.                      68
  10,000 Kirin Brewery Co. Ltd.                             95
   1,000 Kokuyo Co. Ltd.                                    11
  10,000 Komatsu Ltd.                                       49
   1,000 Komori Corp.                                       13
   1,300 KONAMI Corp.                                       67
   4,000 Konica Corp.                                       31
   2,000 Koyo Seiko Co. Ltd.                                11
  14,000 Kubota Corp.                                       52
   4,000 Kuraray Co. Ltd.                                   30
   2,000 Kureha Chemical Industry Co. Ltd.                   6
   1,000 Kurita Water Industries Ltd.                       14
   2,000 Kyocera Corp.                                     187
   1,000 Kyowa Exeo Corp.                                   10
   4,000 Kyowa Hakko Kogyo Co. Ltd.                         28
   1,000 Maeda Road Construction Co. Ltd.                    4
   1,000 Makino Milling Machine Co. Ltd.                     5
   2,000 Makita Corp.                                       13
  15,000 Marubeni Corp.*                                    28
   4,000 Marui Co. Ltd.                                     59
  21,000 Matsushita Electric Industrial Co. Ltd.           385
   3,000 Meiji Milk Products Co. Ltd.                       12
   4,000 Meiji Seika Kaisha Ltd.                            21
     300 Meitec Corp.                                       10
   4,000 Minebea Co. Ltd.                                   29
  22,000 Mitsubishi Chemical Corp.                          65
  16,000 Mitsubishi Corp.                                  127
  22,000 Mitsubishi Electric Corp.                         124
  13,000 Mitsubishi Estate Co. Ltd.                        125
   5,000 Mitsubishi Gas Chemical Co.                        18
  34,000 Mitsubishi Heavy Industries Ltd.                  145
   2,000 Mitsubishi Logistics Corp.                         17
  11,000 Mitsubishi Materials Corp.                         28
   3,000 Mitsubishi Paper Mills                              6
   6,000 Mitsubishi Rayon Co. Ltd.                          23
      59 Mitsubishi Tokyo Financial Group, Inc.            556
  16,000 Mitsui & Co. Ltd.                                 106
   8,000 Mitsui Engineering & Shipbuilding Co. Ltd.*        11
   8,000 Mitsui Fudosan Co. Ltd.                            76
   8,000 Mitsui Marine & Fire Insurance Co. Ltd.            45
   6,000 Mitsui Mining & Smelting Co. Ltd.                  32
   5,000 Mitsukoshi Ltd.                                    22
      94 Mizuho Holdings, Inc.                             479
   1,000 Mori Seiki Co. Ltd.                                 9
   2,000 Murata Manufacturing Co. Ltd.                     159


 Shares  Description                           Value

-----------------------------------------------------
   3,000 Mycal Corp.                          $     4
     600 Namco Ltd.*                               13
  17,000 NEC Corp.                                279
   4,000 NGK Insulators Ltd.                       42
   2,000 NGK Spark Plug Co. Ltd.                   22
     400 Nichiei Co Ltd. Kyoto*                     4
   3,000 Nichirei Corp.                            11
     400 Nidec Corp.                               24
   4,000 Nikon Corp.                               45
   1,500 Nintendo Co. Ltd.                        290
   1,000 Nippon Comsys Corp.                       13
  11,000 Nippon Express Co. Ltd.                   53
   6,000 Nippon Light Metal Co. Ltd.                6
   2,000 Nippon Meat Packers, Inc.                 23
  15,000 Nippon Mitsubishi Oil Corp.               94
   5,000 Nippon Sheet Glass Co. Ltd.               42
   3,000 Nippon Shinpan Co. Ltd.                    7
   2,000 Nippon Shokubai Co. Ltd.                   8
  69,000 Nippon Steel Corp.                       114
   3,000 Nippon Suisan Kaisha Ltd.                  6
     131 Nippon Telegraph & Telephone Corp.       811
      11 Nippon Unipac Holding                     69
  13,000 Nippon Yusen Kabushiki Kaisha             53
   3,000 Nishimatsu Construction Co. Ltd.          12
  40,000 Nissan Motor Co. Ltd.                    271
   2,000 Nisshin Flour Milling                     15
   2,000 Nisshinbo Industries, Inc.                10
   1,000 Nissin Food Products Co. Ltd.             21
   2,000 Nitto Denko Corp.                         61
   2,000 NOF Corp.                                  5
  20,000 Nomura Securities Co. Ltd.               401
   2,000 Noritake Co. Ltd.                         11
   6,000 NSK Ltd.                                  31
   5,000 NTN Corp.                                 14
   7,000 Obayashi Corp.                            28
  10,000 OJI Paper Co. Ltd.                        55
   1,000 Okuma Corp.                                3
   2,000 Okumura Corp.                              8
   3,000 Olympus Optical Co. Ltd.                  46
   3,000 Omron Corp.                               53
   2,000 Onward Kashiyama Co. Ltd.                 20
   3,000 Orient Corp.*                              6
     600 Oriental Land Co. Ltd.                    46
     900 Orix Corp.                                93
  25,000 Osaka Gas Co. Ltd.                        81
     300 Oyo Corp.                                  3
   4,000 Penta-Ocean Construction Co. Ltd.          6
   2,000 Pioneer Corp.                             60
   1,700 Promise Co. Ltd.                         135
   1,000 Rohm Co. Ltd.                            179
   1,000 Sanden Corp.                               4
   5,000 Sankyo Co. Ltd.                          102
   1,000 Sanrio Co. Ltd.                           14
   2,000 Sanwa Shutter Corp.                        5

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares  Description                                  Value

----------------------------------------------------------------
               International Equity Index Portfolio--(Continued)
 Japan--(Continued)
  19,000 Sanyo Electric Co. Ltd.                     $   127
   3,000 Sapporo Breweries Ltd.                           10
   2,000 Secom Co. Ltd.                                  117
   1,600 Sega Corp.*                                      29
   2,000 Seino Transportation Co. Ltd.                    11
   3,000 Seiyu Ltd.*                                      10
   5,000 Sekisui Chemical Co. Ltd.                        19
   7,000 Sekisui House Ltd.                               64
  11,000 Sharp Corp.                                     158
     500 Shimachu Co. Ltd.                                 7
     200 Shimamura Co. Ltd.                               12
   1,000 Shimano, Inc.                                    16
   8,000 Shimizu Corp.                                    30
   4,000 Shin-Etsu Chemical Co. Ltd.                     155
   4,000 Shionogi & Co. Ltd.                              89
   4,000 Shiseido Co. Ltd.                                40
   8,000 Shizuoka Bank Ltd.                               69
     200 Sho-Bond Corp.                                    2
  11,000 Showa Denko K.K.                                 22
   4,000 Showa Shell Sekiyu K.K.                          30
   1,000 Skylark Co. Ltd.                                 30
     700 SMC Corp.                                        85
   3,000 Snow Brand Milk Products Co. Ltd.                11
   3,000 Softbank Corp.                                  114
   9,300 Sony Corp.                                      718
  17,000 Sumitomo Chemical Co. Ltd.                       85
  11,000 Sumitomo Corp.                                   79
   8,000 Sumitomo Electric Industries Ltd.               107
   2,000 Sumitomo Forestry Co. Ltd.                       13
   6,000 Sumitomo Heavy Industries Ltd.                    9
   7,000 Sumitomo Marine & Fire Insurance Co. Ltd.        43
  37,000 Sumitomo Metal Industries Ltd.*                  25
   6,000 Sumitomo Metal Mining Co. Ltd.                   29
  57,000 Sumitomo Mitsui Banking Corp.                   485
   4,000 Sumitomo Osaka Cement Co.                        10
   9,400 Taiheiyo Cement Corp.                            20
  10,000 Taisei Corp.                                     24
   3,000 Taisho Pharmaceutical Co. Ltd.                   60
   1,000 Taiyo Yuden Co. Ltd.                             31
   2,000 Takara Shuzo Co. Ltd.                            27
   3,000 Takashimaya Co. Ltd.                             21
   9,000 Takeda Chemical Industries Ltd.                 458
   1,900 Takefuji Corp.                                  168
   1,000 Takuma Co. Ltd.                                  10
   9,000 Teijin Ltd.                                      54
   3,000 Teikoku Oil Co. Ltd.                             19
   2,000 Terumo Corp.                                     37
   9,000 Tobu Railway Co. Ltd.                            28
   3,000 Toda Corp.                                       11
   2,000 Toei Co. Ltd.                                     7
     200 Toho Co. Ltd.                                    24
   5,100 Tohoku Electric Power                            76


 Shares  Description                               Value

---------------------------------------------------------
  16,000 Tokio Marine & Fire Insurance Co. Ltd.   $   168
   1,000 Tokyo Broadcasting System, Inc.               24
   2,000 Tokyo Dome Corp.                               7
  13,700 Tokyo Electric Power Co.                     351
   2,000 Tokyo Electron Ltd.                          137
  28,000 Tokyo Gas Co. Ltd.                            83
   1,000 Tokyo Style                                   11
  11,000 Tokyu Corp.                                   59
   7,000 Toppan Printing Co. Ltd.                      78
  14,000 Toray Industries, Inc.                        63
  33,000 Toshiba Corp.                                187
   6,000 Tosoh Corp.                                   19
   2,000 Tostem Corp.                                  35
   4,000 Toto Ltd.                                     30
   2,000 Toyo Seikan Kaisha Ltd.                       31
   7,000 Toyobo Co. Ltd.                               15
  37,000 Toyota Motor Corp.                         1,308
     300 Trans Cosmos, Inc.                            15
   2,000 Tsubakimoto Chain Co.                          6
   9,000 Ube Industries Ltd.                           21
       1 UFJ Holdings, Inc.                             4
     700 Uni-Charm Corp.                               27
   2,000 Uny Co. Ltd.                                  23
   2,000 Wacoal Corp.                                  20
     300 World Co Ltd.                                  9
   2,000 Yakult Honsha Co. Ltd.                        23
   2,000 Yamaha Corp.                                  21
   4,000 Yamanouchi Pharmaceutical Co. Ltd.           118
   5,000 Yamato Transport Co. Ltd.                    110
   2,000 Yamazaki Baking Co. Ltd.                      15
   3,000 Yokogawa Electric Corp.                       30
                                                  -------
                                                   19,954
                                                  -------
 Malaysia--0.0%
   4,000 Promet Berhad                                 --
     280 Silverstone Berhad*                           --
                                                  -------
                                                       --
                                                  -------
 Netherlands--5.5%
  15,216 ABN-AMRO Holdings N.V.                       291
  13,677 Aegon N.V.                                   364
   2,896 Akzo Nobel N.V.                              125
   4,246 ASM Holding N.V.*                             98
   1,318 Buhrmann N.V.                                 21
   7,455 Elsevier N.V.                                 92
   3,445 Getronics N.V.                                16
   1,085 Hagemeyer N.V.                                23
   3,969 Heineken N.V.                                161
     285 IHC Caland N.V.                               14
   9,977 ING Groep N.V.                               651
     474 KLM N.V.                                       9
   8,280 Koninklijke Ahold N.V.                       252
  13,001 Koninklijke Philips Electronics N.V.         356
     880 OCE N.V.                                      11

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                             Value

-------------------------------------------------------
   1,450 Qiagen N.V.*                           $    35
  21,715 Royal Dutch Petroleum Co.                1,319
  12,494 Royal KPN N.V.                             117
   4,852 TNT Post Group N.V.                        108
   5,788 Unilever N.V.                              321
   1,064 Vedior N.V.                                 14
     932 Vendex KBB N.V.                             12
     531 Vopak                                       12
   2,840 Wolters Luwer N.V.                          73
                                                -------
                                                  4,495
                                                -------
 New Zealand--0.1%
   4,200 Auckland International Airport Ltd.          6
  13,750 Brierly Investments Ltd.                     4
  17,600 Carter Holt Harvey Ltd.                     12
   5,800 Contact Energy Ltd.                          7
   1,200 Fisher & Paykel Industries Ltd.              5
   6,779 Fletcher Building Ltd.                       6
  26,317 Fletcher Challenge Forests Ltd.*             3
   7,147 Rubicon Ltd.*                                2
  17,780 Telecom Corp. of New Zealand Ltd.           39
   3,000 Warehouse Group Ltd.                         7
                                                -------
                                                     91
                                                -------
 Norway--0.5%
     500 Bergesen DY A/S, Class A                    11
     200 Bergesen DY A/S, Class B                     4
   7,900 DnB Holding ASA                             33
     500 Elkem ASA                                    9
     800 Frontline Ltd.*                             16
   1,200 Hafslund ASA                                 5
   1,100 Kvaerner ASA                                 9
   1,900 Merkantildata ASA                            5
   1,200 Nera ASA                                     4
   2,710 Norsk Hydro ASA                            113
   1,100 Norske Skogindustrier ASA                   17
     100 Opticom ASA*                                 7
   2,200 Orkla ASA                                   39
   1,100 Petroleum Geo-Services A/S*                 12
     500 SAS Norge ASA                                5
     700 Schibsted ASA                                7
     600 Smedvig ASA, Class A                         6
     300 Smedvig ASA, Class B                         3
   2,800 Storebrand                                  21
     600 Tandberg ASA*                                7
   5,400 Telenor ASA                                 24
   1,800 Tomra Systems ASA                           30
                                                -------
                                                    387
                                                -------
 Portugal--0.5%
  23,600 Banco Comercial Portugues                   94
   2,018 Banco Espirito Santo S.A.                   28
   6,500 BPI-SGPS S.A.                               17
   3,000 Brisa-Auto Estradas de Portugal S.A.        27
   1,400 Cimpor Cimentos de Portugal S.A.            29


 Shares  Description                                                    Value

------------------------------------------------------------------------------
  31,100 Electricidade de Portugal S.A.                                $    77
     400 Impresa SGPS*                                                       1
   1,000 Jeronimo Martins                                                    7
   4,300 Portucel Empresa Produtore de Pasta e Papel S.A.                    4
  12,100 Portugal Telecom SGPS S.A.                                         96
  20,100 Sonae SGPS S.A.                                                    17
                                                                       -------
                                                                           397
                                                                       -------
 Singapore--0.8%
  20,500 CapitaLand Ltd.*                                                   26
  11,500 Chartered Semiconductor Manufacturing Ltd.*                        32
   8,000 City Developments Ltd.                                             29
   8,500 Comfort Group Ltd.                                                  3
   1,000 Creative Technology Ltd.                                            9
   2,000 Cycle & Carriage Ltd.                                               3
  13,198 DBS Group Holdings Ltd.                                           106
   4,000 First Capital Corp. Ltd.                                            2
   3,000 Fraser & Neave Ltd.                                                12
   2,000 Haw Par Corp. Ltd.                                                  4
   5,000 Hotel Properties Ltd.                                               4
   8,250 Keppel Corp.                                                       15
  12,370 Neptune Orient Lines*                                              11
   4,000 Omni Industries                                                     7
  12,980 Oversea-Chinese Banking Corp. Ltd.                                 78
   2,000 Overseas Union Enterprise                                           8
   7,000 Parkway Holdings Ltd.                                               4
  16,494 Sembcorp Industries Ltd.                                           14
  12,000 Singapore Airlines Ltd.                                            85
   2,000 Singapore Computer Systems Ltd.                                     2
   3,893 Singapore Press Holdings                                           42
  29,000 Singapore Technologies Engineering Ltd.                            41
  62,000 Singapore Telecommunications                                       58
   3,400 Straits Trading Co. Ltd.                                            3
  14,000 United Industrial Corp. Ltd.                                        6
  10,392 United Overseas Bank                                               66
   6,000 United Overseas Land Ltd.                                           5
   2,000 Venture Manufacturing (Singapore) Ltd.                             14
   6,000 Wing TAI Holdings                                                   3
                                                                       -------
                                                                           692
                                                                       -------
 Spain--3.1%
     575 Acerinox S.A.                                                      18
     700 ACS, Actividades de Construccion y Servicios S.A.                  19
   3,075 Altadis S.A.                                                       38
   2,867 Autopistas Concesionaria Espanola S.A.                             29
  32,346 Banco Bilbao Vizcaya Argentaria S.A.*                             442
  45,736 Banco Santander Central Hispano S.A.                              436
     593 Corporacion Mapfre Compania Internacional DE Reaseguros            12
     400 Cortefiel S.A.                                                      6
   1,020 Ebro Puleva S.A.                                                   11
  10,720 Endesa S.A.                                                       175
     320 Fabrica Espanola de Productos Quimicos y Farmaceuticos S.A.         4

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares)
(Unaudited)


 Shares  Description    Value

-----------------------------

               International Equity Index Portfolio--(Continued)

Spain--
 (Continued)

 1,250  Fomento de Construcciones y Contratas S.A.      $  25
 4,575  Gas Natural SDG S.A.                               71
 1,720  Grupo Dragados S.A.                                22
   250  Grupo Empresarial Ence S.A.                         4
 9,130  Iberdrola S.A.                                    118
 1,100  Inmobiliaria Urbis S.A.                             5
   600  Metrovacesa S.A.                                    9
   225  Portland Valderrivas S.A.*                          5
   600  Prosegur, CIA de Securidad S.A.                     8
12,385  Repsol YPF S.A.                                   221
 1,425  Sociedad General de Aguas de Barcelona S.A.        22
 1,900  Sol Melia S.A.                                     17
46,646  Telefonica S.A.                                   687
 2,200  Telepizza*                                          4
 3,086  Union Fenosa S.A.                                  55
   550  Uralita S.A.                                        3
 1,525  Vallehermoso S.A.                                  10
   500  Viscofan Envolturas Celulosi                        2
 1,500  Zardoya-Otis S.A.                                  14
 2,000  Zeltia S.A.                                        21
                                                        -----
                                                        2,513
                                                        -----
Sweden--2.2%
 3,600  Assa Abloy AB                                      55
 1,000  Assidoman AB                                       21
 2,100  Atlas Copco AB                                     42
 1,000  Drott AB                                           11
 3,740  Electrolux AB                                      55
 3,300  Gambro AB                                          23
 8,390  Hennes & Mauritz AB, Class B                      135
   700  Modern Times Group AB*                             19
30,189  Nordea AB                                         168
   800  OM Gruppen AB                                      14
 2,600  Sandvik AB                                         55
   392  Sapa AB                                             6
 3,600  Securitas AB                                       65
10,310  Skandia Forsakrings AB                            109
 7,200  Skandinaviska Enskilda Banken AB (SEB), Class A    67
 1,200  Skanska AB, Class B                                46
   500  SKF AB, Class A                                     8
   611  SKF AB, Class B                                    10
   800  SSAB Svenskt Stal AB, Series A                      8
   300  SSAB Svenskt Stal AB, Series B                      3
 2,300  Svenska Cellulosa AB                               50
 6,600  Svenska Handelsbanken AB, Class A                  92
   600  Svenska Handelsbanken AB, Class B                   8
 3,800  Swedish Match AB                                   18
 1,500  Tele2 AB*                                          56
80,140  Telefonaktiebolaget LM Ericsson AB                510
15,200  Telia AB                                           81
 1,000  Trelleborg AB                                       8
 1,400  Volvo AB, Class A                                  21


 Shares  Description                             Value

-------------------------------------------------------
   3,100 Volvo AB, Class B                      $    49
   3,700 Wm-Data AB, Class B                         14
                                                -------
                                                  1,827
                                                -------
 Switzerland--6.0%
  12,192 ABB Ltd.                                   219
   1,900 Adecco S.A.                                108
     200 Ascom Holding A.G.                          10
      75 Charles Voegele Holding A.G.                 9
   3,045 Credit Suisse Group                        552
      20 Forbo Holding A.G.                           9
      35 Georg Fischer A.G. (Registered)              9
      82 Givaudan A.G.                               22
     500 Holcim Ltd. (Registered)                    28
     300 Holcim Ltd., Class B                        63
      10 Jelmoli Holding A.G.                         3
     500 Kudelski S.A.*                              47
      31 Kuoni Reisen Holding                        12
      40 Logitech International S.A.                 12
      70 Lonza A.G.                                  41
  29,200 Novartis                                 1,111
      20 PubliGroupe S.A.                             7
   8,750 Roche Holding A.G.                         682
      20 Schindler Holding A.G.                      30
      80 SGS Societe Generale de Surveillance
         Holdings S.A. (Registered)                  17
   8,900 STMicroelectronics N.V.                    317
      40 Sulzer A.G.                                 15
     100 Swatch Group A.G. (Registered)              23
      30 Swatch Group AB, Class B                    33
     145 Swiss Re                                   281
     125 Swissair Group*                              9
     755 Swisscom A.G.                              184
   1,162 Syngenta A.G.*                              57
   4,498 UBS A.G.                                   672
     125 Unaxis Holding A.G.                         21
      35 Valora Holding A.G.                          6
     852 Zurich Financial Services A.G.             286
                                                -------
                                                  4,895
                                                -------
 United Kingdom--22.1%
   6,000 3I Group PLC                               104
  14,800 Abbey National PLC                         255
   5,000 Airtours PLC                                20
   2,047 Amec PLC                                    14
   8,000 Amvescap PLC                               146
  10,000 ARM Holdings PLC*                           48
  18,400 AstraZeneca PLC                            869
   2,929 AWG PLC                                     23
  10,101 BAA PLC                                     87
  30,040 BAE Systems PLC                            149
   4,158 Balfour Beatty PLC                          12
  16,783 Barclays PLC                               504
   2,000 Barratt Developments PLC                    10

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                         Value

---------------------------------------------------
   8,778 Bass PLC                           $    97
   4,101 BBA Group PLC                           17
   1,000 Berkeley Group PLC                      12
  35,563 BG Group PLC                           138
   6,438 Blue Circle Industries PLC              45
   5,037 BOC Group PLC                           76
   9,004 Boots Co. PLC                           76
 229,262 BP PLC                               2,026
  11,120 British Airways PLC                     58
  21,385 British American Tobacco PLC           164
   5,035 British Land Co. PLC                    37
  18,560 British Sky Broadcasting PLC*          189
  66,381 British Telecommunications PLC         410
   1,000 BTG PLC*                                19
   5,045 Bunzl PLC                               32
  20,210 Cadbury Schweppes PLC                  131
   7,000 Canary Wharf Group PLC*                 53
   7,000 Capita Group PLC                        49
   6,148 Carlton Communications PLC              33
   3,000 Celltech Group PLC*                     50
  40,400 Centrica PLC                           140
  23,185 CGNU PLC                               304
   8,307 Chubb PLC*                              20
   6,000 CMG PLC                                 37
  22,429 Compass Group PLC*                     166
  31,170 Corus Group PLC*                        32
   1,850 De La Rue PLC                           13
  34,410 Diageo PLC                             372
  19,342 Dixons Group PLC                        65
   1,000 Eidos PLC*                               4
   4,000 Electrocomponents PLC                   37
   8,137 EMI Group PLC                           51
   2,911 Exel PLC                                32
   6,000 FKI PLC                                 23
   7,646 GKN PLC                                 81
  63,067 GlaxoSmithKline PLC                  1,713
  27,429 Granada PLC*                            66
   1,800 Great Portland Estates PLC               8
  10,000 Great Universal Stores PLC              84
  22,397 Halifax Group PLC                      255
   3,040 Hammerson PLC                           22
   7,000 Hanson PLC                              49
  17,000 Hays PLC                                76
  15,226 Hilton Group PLC                        53
  93,462 HSBC Holdings PLC                    1,166
   4,000 IMI PLC                                 14
   7,000 Imperial Chemical Industries PLC        45
  11,302 International Power PLC*                50
  35,495 Invensys PLC                            72
   2,000 Johnson Matthey PLC                     28
   8,307 Kidde PLC*                               9
  14,154 Kingfisher PLC                          89
   5,242 Land Securities PLC                     64
  35,563 Lattice Group PLC*                      68


 Shares  Description                             Value

-------------------------------------------------------
  51,160 Legal & General Group PLC              $   112
  55,760 Lloyds TSB Group PLC                       554
   4,000 Logica PLC                                  50
   2,000 London Bridge Software Holdings              6
  27,747 Marconi PLC                                139
  28,699 Marks & Spencer PLC                        102
   6,008 Misys PLC                                   48
  15,050 National Grid Group PLC                    120
     395 Nestle S.A. (Registered)                   818
   4,900 Novar PLC                                   13
   6,000 Nycomed Amersham PLC                        47
   6,800 P&O Princess Cruises PLC                    35
   2,000 Pace Micro Technology PLC                   14
   8,076 Pearson PLC                                150
   6,803 Peninsular & Orient Steam Navigation        29
  12,303 Pilkington PLC                              20
   2,929 Provident Financial PLC                     33
  20,539 Prudential PLC                             233
   4,000 Psion PLC                                    7
   5,016 Railtrack Group PLC                         30
   5,215 Rank Group PLC                              17
  12,832 Reed International PLC                     111
  21,000 Rentokil Initial PLC                        64
  14,270 Reuters Group PLC                          200
   4,472 Rexam PLC                                   20
  10,986 RIO Tinto PLC                              219
   3,000 RMC Group PLC                               31
  27,177 Royal Bank of Scotland Group PLC           625
  13,000 Sage Group PLC                              53
  19,339 Sainsbury (J) PLC                          119
   3,500 Schroders PLC                               47
  19,000 Scottish Power PLC                         138
   4,000 Slough Estates PLC                          21
   9,307 Smith & Nephew PLC                          43
   5,000 Smiths Group                               --
   5,353 Smiths Group PLC                            65
   2,000 SSL International PLC                       15
  13,024 Stagecoach Holdings PLC                     13
   5,000 Tate & Lyle PLC                             18
   6,046 Taylor Woodrow PLC                          17
  69,702 Tesco PLC                                  247
  29,466 Unilever PLC                               225
   6,000 United Utilities PLC                        57
 687,636 Vodafone Group PLC                       1,771
   4,000 Wimpey (George) PLC                         12
   6,093 Wolseley PLC                                43
  11,000 WPP Group PLC                              120
                                                -------
                                                 18,132
                                                -------
 United States--0.0%
      44 Capstone Turbine Corp.*                      2
-------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $91,775)              80,052
-------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands, except shares and number of contracts)
(Unaudited)

  Shares/
 Principal
  Amount   Description                                        Value

--------------------------------------------------------------------
               International Equity Index Portfolio--(Continued)
 CONVERTIBLE PREFERRED STOCKS--0.5%
 Australia--0.2%
     116   AMP Group Finance Services Ltd.*                  $     5
  22,876   News Corp. Ltd.                                       176
                                                             -------
                                                                 181
                                                             -------
 France--0.0%
     200   Etablissements Economiques du
           Casino Guichard-Perrachon S.A.                         12
                                                             -------
 Germany--0.3%
     400   Dyckerhoff A.G.                                         7
     450   MAN A.G.                                                9
     400   RWE A.G.                                               12
   1,330   SAP A.G.*                                             187
   1,050   Volkswagen A.G.                                        33
                                                             -------
                                                                 248
--------------------------------------------------------------------
 TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $605)                  441
--------------------------------------------------------------------
 CORPORATE BONDS--0.0%
 Australia--0.0%
   $     4 AMP Reinsurance Note*                                  --
                                                             -------
 United Kingdom--0.0%
         1 Viglen Techology Litigation Notes*                     --
--------------------------------------------------------------------
 TOTAL CORPORATE BONDS (Cost $--)                                 --
--------------------------------------------------------------------
 WARRANTS/RIGHTS--0.1%
 Italy--0.0%
     3,000 Banca Popolare di Milano, Exp. 6/8/01*                  1
                                                             -------
 Netherlands--0.0%
    11,848 Koninklijke (Royal) KPN N.V.*                           3
                                                             -------
 United Kingdom--0.1%
    19,914 British Telecommunications PLC*                        38
--------------------------------------------------------------------
 TOTAL WARRANTS/RIGHTS (Cost $--)                                 42
--------------------------------------------------------------------
 SHORT-TERM INVESTMENTS--1.0%
           Barclays Bank, Global Treasury Service, London,
           Eurodollar Time Deposits,
       753 4.22% Due 6/1/01                                      753
           U.S. Treasury Bills, #
        90 4.12% Due 7/19/01                                      89
--------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS (Cost $842)                        842
--------------------------------------------------------------------
 TOTAL INVESTMENTS--99.4%
  (Cost $93,222)                                             $81,377
--------------------------------------------------------------------
 Other Assets, less Liabilities--0.6%                            493
--------------------------------------------------------------------
 NET ASSETS--100.0%                                          $81,870
--------------------------------------------------------------------
--------------------------------------------------------------------

OPEN FUTURES CONTRACTS:

                                                                       Unrealized
  Type of       Number of     Notional     Contract      Contract         Gain
 Contracts      Contracts      Amount      Position     Expiration       (Loss)
---------------------------------------------------------------------------------
EuroStoxx-50         8          $300         Long       June, 2001        $ 1
FTSE 100             3            25         Long       June, 2001         (2)
Nikkei 225           3             2         Long       June, 2001         (8)
---------------------------------------------------------------------------------
Total                                                                     $(9)
---------------------------------------------------------------------------------

At May 31, 2001, the Portfolio's Investments, excluding the short-term investments, were diversified as follows:

Industry/Sector
-----------------------------
Banks                   14.1%
Business Services        9.6
Capital Goods            5.7
Consumer Durables        6.9
Consumer Non-durables    5.6
Consumer Services        5.1
Energy                   7.1
Financial Services      10.4
Health Care              8.2
Multi-industry           1.7
Raw Materials            7.0
Retail                   3.5
Technology               6.3
Transportation           2.1
Utilities                6.7
-----------------------------
Total                  100.0%
-----------------------------

At May 31, 2001, the Portfolio's investments were denominated in the following currencies:

Concentration by Currency
-----------------------------------------
European Euro                       36.3%
Japanese Yen                        24.4
Swiss Franc                          6.0
United Kingdom Pound                22.1
All other currencies less than 5%   11.2
-----------------------------------------
Total                              100.0%
-----------------------------------------

*Non-income producing security.
#Security pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


   Shares    Description                               Value
-------------------------------------------------------------
                         International Growth Portfolio
 COMMON STOCKS--95.4%
 Australia--3.1%
   1,277,530 AXA Asia Pacific Holdings Ltd.            $1,833
     119,000 Rio Tinto Ltd.                             2,193
                                                       ------
                                                        4,026
                                                       ------
 Canada--0.7%
      44,723 Telus Corp.                                  946
                                                       ------
 Denmark--3.0%
     105,800 Danske Bank                                1,659
      48,355 Vestas Wind Systems A/S                    2,304
                                                       ------
                                                        3,963
                                                       ------
 France--8.3%
      70,900 Credit Lyonnais S.A.                       2,440
      25,052 Renault                                    1,171
      34,474 Sanofi--Sythelabo                          2,119
      49,377 Thomson Mutimedia                          1,946
      43,224 TotalFinaElf S.A. ADR                      3,187
                                                       ------
                                                       10,863
                                                       ------
 Germany--4.4%
      48,120 Bayer A.G.                                 1,904
      71,669 MAN A.G.                                   1,716
      27,227 Siemens                                    2,121
                                                       ------
                                                        5,741
                                                       ------
 Hong Kong--3.3%
   1,240,000 China Resources Enterprise Ltd.            1,948
     673,000 Hong Kong Electric Holdings Ltd.           2,338
                                                       ------
                                                        4,286
                                                       ------
 Ireland--2.1%
     286,700 Bank of Ireland                            2,780
                                                       ------
 Italy--4.0%
     447,296 ENI S.p.A.                                 2,882
     243,939 Telecom Italia S.p.A.                      2,334
                                                       ------
                                                        5,216
                                                       ------
 Japan--29.2%
      57,000 Anritsu Corp.                              1,024
     187,000 Asahi Breweries Ltd.                       2,022
         496 DDI Corp.                                  2,421
      85,000 Eisai Co. Ltd.                             2,103
      40,000 Ito-Yokado Co. Ltd.                        2,097
      41,000 Konami Co. Ltd.                            2,122
     113,000 Matsushita Electric Industrial Co. Ltd.    2,073
     505,000 Mitsubishi Heavy Industries Ltd.           2,151
     506,000 Mitsukoshi Ltd.                            2,270
     511,000 Nippon Sanso Corp.                         2,322
     115,000 Nippon Sheet Glass Co. Ltd.                  971
         279 NTT Data Corp.                             1,709
     467,000 Oki Electric Industry Co. Ltd.             2,280


 Shares   Description                                 Value
------------------------------------------------------------
  23,200  Orix Corp.                                 $ 2,410
 333,000  Sumitomo Corp.                               2,385
 171,000  Suzuki Motor Corp.                           2,085
  84,000  Taisho Pharmaceutical Co. Ltd.               1,690
 738,000  Tokyo Gas Co. Ltd.                           2,186
     365  UFJ Holdings, Inc.                           2,074
                                                     -------
                                                      38,395
                                                     -------
 Netherlands--9.7%
  82,700  Aegon N.V.                                   2,199
  37,040  ING Groep N.V.                               2,418
 195,760  Koninklijke (Royal) KPN N.V.                 1,830
  64,930  Koninklijke Ahold N.V.                       1,974
  35,251  Royal Dutch Petroleum                        2,142
  99,360  TNT Post Group N.V.                          2,212
                                                     -------
                                                      12,775
                                                     -------
 Philippines--0.8%
  84,500  Philippine Long Distance Telephone Co. ADR   1,107
                                                     -------
 Spain--1.8%
  72,860  Banco Popular Espanol S.A.                   2,396
                                                     -------
 Switzerland--3.2%
     509  Julius Baer Holding                          2,102
   1,841  Swatch Group                                 2,045
   4,970  Syngenta A.G. ADR                               50
                                                     -------
                                                       4,197
                                                     -------
 United Kingdom--21.8%
 373,251  ARM Holdings PLC                             1,792
 265,720  BAA PLC                                      2,291
 309,033  British Land Co. PLC                         2,283
 292,000  Cadbury Schweppes PLC                        1,889
 167,802  COLT Telecom Group PLC                       1,752
 271,899  Great Universal Stores (Gus)                 2,287
 145,841  Misys                                        1,166
 268,410  Nycomed Amersham PLC                         2,116
 166,378  Reckitt Benckiser PLC                        2,205
 225,697  Reed International PLC                       1,959
 147,802  Reuters Group PLC                            2,068
 105,000  Royal Bank of Scotland Group PLC             2,417
 125,980  Shire Pharma Group                           2,073
  91,000  Vodafone Group PLC ADR                       2,356
                                                     -------
                                                      28,654
------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $129,192)                 125,345
------------------------------------------------------------
 RIGHTS--0.0%
  (Cost $--)
 211,970  Koninklijke (Royal) KPN N.V.                    57
------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

 Principal
 Amount    Description                                          Value
----------------------------------------------------------------------
                  International Growth Portfolio--(Continued)
 SHORT-TERM INVESTMENT--5.2%
  (Cost $6,758)
           Barclays Bank, Global Treasury Service, London,
           Eurodollar Time Deposit,
 $6,758    4.22% Due 6/1/01                                  $  6,758
----------------------------------------------------------------------
 TOTAL INVESTMENTS--100.6%
  (Cost $135,950)                                            $132,160
----------------------------------------------------------------------
 Liabilities, less Other Assets--(0.6)%                          (765)
----------------------------------------------------------------------
 NET ASSETS--100.0%                                          $131,395
----------------------------------------------------------------------
----------------------------------------------------------------------

*Non-income producing security.

At May 31, 2001, the Portfolio's Investments, excluding the short-term investments, were diversified as follows:

Industry/Sector
---------------------------------------
Basic Industries/Energy            6.7%
Basic Materials                    5.9
Capital Goods                      8.6
Consumer Goods                    10.1
Diversified Financial Services    14.7
Food/Beverages                     3.2
Insurance                          5.2
Media                              3.3
Pharmaceuticals                    8.2
Real Estate                        l.8
Retail                             7.0
Technology                         8.2
Telecommunications                 8.2
Transportation                     1.8
Utilities                          3.7
Other                              3.4
---------------------------------------
Total                           100.0%
---------------------------------------

At May 31, 2001, the Portfolio's investments were denominated in the following currencies:

Concentration by Currency
-----------------------------------------
European Euro                       30.3%
Japanese Yen                        29.2
United Kingdom Pound                21.8
All other currencies less than 5%   18.7
-----------------------------------------
Total                              100.0%
-----------------------------------------

Forward Foreign Currency Contracts:

At May 31, 2001, International Growth Portfolio had the following forward foreign currency contracts outstanding:

                                             Contract      Contract
                                              Amount        Amount      Unrealized
                                              (Local        (U.S.         Gain/
Contract                        Delivery     Currency)     Dollars)       (Loss)
Type        Currency              Date        (000s)        (000s)        (000s)
----------------------------------------------------------------------------------
Buy         Canadian Dollar      6/1/01         1,514       $ 980          $(1)
Buy         Japanese Yen         6/4/01       141,390       1,176           14
----------------------------------------------------------------------------------
Total                                                                      $13
----------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
May 31, 2001
(All amounts in thousands, except net asset value per share)
(Unaudited)

                                                                                                   Small      Small
                                                      Equity    Diversified  Focused    Mid Cap   Company    Company
                                          Balanced    Index       Growth     Growth     Growth     Index     Growth
                                          Portfolio Portfolio    Portfolio  Portfolio  Portfolio Portfolio  Portfolio
---------------------------------------------------------------------------------------------------------------------
Assets:
Investments in securities, at cost         $96,449    $777,746    $87,631   $205,143    $31,747  $313,782    $33,503
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at value       $102,610  $1,027,005   $106,374   $242,132    $35,568  $302,785    $37,216
Cash and foreign
 currencies                                     --           4         --         --          1        --          1
Receivables:
 Investment
  securities sold                              413      15,733        585      3,129      1,021       111      2,039
 Fund shares sold                               --          --         --         11         --        --         --
 Dividends and
  interest                                     449       1,547        102        152          5       280         --
 Foreign tax
  reclaims                                      --          --         --         --         --        --         --
 Administrator                                   6          31          5         10          6        31         10
Deferred
organization
costs, net                                      --          --         --         --         --        --         --
Other assets                                    32          30         31         32         29        35         30
---------------------------------------------------------------------------------------------------------------------
Total assets                               103,510   1,044,350    107,097    245,466     36,630   303,242     39,296
---------------------------------------------------------------------------------------------------------------------
Liabilities:
Cash overdraft                                   4          --         --         --         --        --         --
Outstanding
 options written,
 at value (premium
 received $39)                                  --          --          8         --         --        --         --
Payable for:
 Investment securities purchased             1,033          --      1,933      2,002      1,199        --      2,717
 Fund shares
  redeemed                                      --          --         --          6         --        --         --
Accrued expenses:
 Advisory fees                                  40          91         49        167         24        51         25
 Administration
  fees                                           8          92          9         21          3        26          3
 Transfer agent
  fees                                           1          17          1          3         --         3         --
 Custodian fees                                 --          45          1         10          2        79          2
 Shareholder
  servicing fees                                 1         100          1          6         --         1         --
Other liabilities                               20          89         19         25        226        25         20
---------------------------------------------------------------------------------------------------------------------
Total liabilities                            1,107         434      2,021      2,240      1,454       185      2,767
---------------------------------------------------------------------------------------------------------------------
Net assets                                $102,403  $1,043,916   $105,076   $243,226    $35,176  $303,057    $36,529
---------------------------------------------------------------------------------------------------------------------
Analysis of net
 assets:
Paid-in capital                            $95,271    $793,344    $85,665   $229,666    $41,851  $324,219    $51,286
Accumulated
 undistributed net
 investment income
 (loss)                                        391       1,661        169     (1,531)      (143)    1,995        (99)
Accumulated net
 realized gains
 (losses) on
 investments,
 options, futures
 contracts and
 foreign currency
 transactions                                   98        (396)       468    (21,898)   (10,353)  (12,414)   (18,371)
Net unrealized
 appreciation
 (depreciation) on
 investments,
 options, futures
 contracts,
 forward foreign
 currency
 contracts and
 foreign currency
 transactions                                6,643     249,307     18,774     36,989      3,821   (10,743)     3,713
Net unrealized
 loss on
 translation of
 other assets and
 liabilities
 denominated in
 foreign
 currencies                                     --          --         --         --         --        --         --
---------------------------------------------------------------------------------------------------------------------
Net assets                                $102,403  $1,043,916   $105,076   $243,226    $35,176  $303,057    $36,529
---------------------------------------------------------------------------------------------------------------------
Net assets
 Class A                                  $101,116    $952,266   $104,575   $232,728    $34,566  $302,990    $36,529
 Class C                                       911      82,937         --      9,832        448        --         --
 Class D                                       376       8,713        501        666        162        67         --
---------------------------------------------------------------------------------------------------------------------
Total shares outstanding (no par value),
 unlimited shares
 authorized
 Class A                                     8,211      55,455     12,427     15,630      3,415    27,637      4,292
 Class C                                        74       4,848         --        667         44        --         --
 Class D                                        31         510         62         46         16         6         --
---------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
 price per share
 Class A                                    $12.32      $17.17      $8.42     $14.89     $10.12    $10.96      $8.51
 Class C                                    $12.32      $17.11         --     $14.73     $10.11        --         --
 Class D                                    $12.24      $17.08      $8.09     $14.42     $10.10    $10.83         --
---------------------------------------------------------------------------------------------------------------------
                                          International International
                                          Equity Index     Growth
                                            Portfolio     Portfolio
---------------------------------------------------------------------------------------------------------------------
Assets:
Investments in securities, at cost           $93,222      $135,950
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at value          $81,377      $132,160
Cash and foreign
 currencies                                      283            77
Receivables:
 Investment
  securities sold                                 --           970
 Fund shares sold                                 --            --
 Dividends and
  interest                                       141           279
 Foreign tax
  reclaims                                        96           203
 Administrator                                     7             9
Deferred
organization
costs, net                                         2            --
Other assets                                      30            22
---------------------------------------------------------------------------------------------------------------------
Total assets                                  81,936       133,720
---------------------------------------------------------------------------------------------------------------------
Liabilities:
Cash overdraft                                    --            --
Outstanding
 options written,
 at value (premium
 received $39)                                    --            --
Payable for:
 Investment securities purchased                  --         2,169
 Fund shares
  redeemed                                        --            --
Accrued expenses:
 Advisory fees                                    18            92
 Administration
  fees                                            11            17
 Transfer agent
  fees                                             1             1
 Custodian fees                                   15            26
 Shareholder
  servicing fees                                  --             1
Other liabilities                                 21            19
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                 66         2,325
---------------------------------------------------------------------------------------------------------------------
Net assets                                   $81,870      $131,395
---------------------------------------------------------------------------------------------------------------------
Analysis of net
 assets:
Paid-in capital                              $94,558      $165,908
Accumulated
 undistributed net
 investment income
 (loss)                                          274        (1,259)
Accumulated net
 realized gains
 (losses) on
 investments,
 options, futures
 contracts and
 foreign currency
 transactions                                 (1,099)      (29,461)
Net unrealized
 appreciation
 (depreciation) on
 investments,
 options, futures
 contracts,
 forward foreign
 currency
 contracts and
 foreign currency
 transactions                                (11,857)       (3,777)
Net unrealized
 loss on
 translation of
 other assets and
 liabilities
 denominated in
 foreign
 currencies                                       (6)          (16)
---------------------------------------------------------------------------------------------------------------------
Net assets                                   $81,870      $131,395
---------------------------------------------------------------------------------------------------------------------
Net assets
 Class A                                     $81,858      $131,395
 Class C                                          --            --
 Class D                                          12            --
---------------------------------------------------------------------------------------------------------------------
Total shares outstanding (no par value),
 unlimited shares
 authorized
 Class A                                       7,964        15,948
 Class C                                          --            --
 Class D                                           1            --
---------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
 price per share
 Class A                                      $10.28         $8.24
 Class C                                          --            --
 Class D                                      $10.10            --
---------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended May 31, 2001
(All amounts in thousands)
(Unaudited)

                                                                             Small     Small
                                Equity    Diversified  Focused    Mid Cap   Company   Company  International  International
                     Balanced    Index      Growth     Growth     Growth     Index    Growth   Equity Index      Growth
                     Portfolio Portfolio   Portfolio  Portfolio  Portfolio Portfolio Portfolio   Portfolio      Portfolio
----------------------------------------------------------------------------------------------------------------------------
Investment income:
Dividend                $243     $6,422        $479       $850        $57    $2,077       $40        $807         $1,032
Interest               1,279      1,037          55        120         18       297        68          27            263
----------------------------------------------------------------------------------------------------------------------------
Total income           1,522      7,459         534        970         75     2,374       108         834 (a)      1,295 (b)
----------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory
 fees                    315      1,597         419      1,314        202       547       212         196            696
Administration fees       39        532          52        119         18       137        19          59            104
Transfer agent fees        5         98           6         17          2        14         2           4              7
Custodian fees            --         91           2         21         18       116        37          68             85
Registration fees         13         28           9         15          9        15        10          11             16
Professional fees          2         17           2          5          3         5         2           2              2
Amortization of
 deferred
 organization costs       --         --          --         --         --        --        --           2             --
Shareholder
 servicing fees            1         76           1          9         --        --        --          --             --
Trustee fees and
 expenses                  2          7           1          4          1         3         2           1              1
Other                      8         21           8         14         15        10        11          39              8
----------------------------------------------------------------------------------------------------------------------------
Total expenses           385      2,467         500      1,518        268       847       295         382            919
Less:
Voluntary waivers
 of investment
 advisory fees          (118)    (1,065)       (131)      (358)       (55)     (273)      (58)        (98)          (139)
Expenses reimbursed
 by Administrator        (19)      (163)        (22)       (55)       (39)     (150)      (58)        (53)           (43)
----------------------------------------------------------------------------------------------------------------------------
Net expenses             248      1,239         347      1,105        174       424       179         231            737
----------------------------------------------------------------------------------------------------------------------------
Net investment
 income (loss)         1,274      6,220         187       (135)       (99)    1,950       (71)        603            558
Net realized gains
 (losses) on:
 Investments             111      5,981         153    (15,188)    (5,825)   (1,304)   (9,255)        125        (18,344)
 Options                  --         --         (12)        --         --        --        --          --             --
 Futures contracts        --     (2,972)        552         --         --      (749)       39        (337)            --
 Foreign currency
  transactions            --         --          --         --         --        --        --         (19)           (90)
Net change in
 unrealized
 appreciation
 (depreciation) on
 investments,
 options, futures
 contracts, forward
 foreign currency
 contracts and
 foreign currency
 transactions         (1,249)   (51,251)     (8,099)    (3,329)     4,901    29,667     4,413      (6,757)        (1,109)
Net change in
 unrealized losses
 on translation of
 other assets and
 liabilities
 denominated in
 foreign currencies       --         --          --         --         --        --        --          (2)            (6)
----------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations        $136   $(42,022)    $(7,219)  $(18,652)   $(1,023)  $29,564   $(4,874)    $(6,387)      $(18,991)
----------------------------------------------------------------------------------------------------------------------------

(a) Net of $107 in non-reclaimable foreign withholding taxes.
(b) Net of $139 in non-reclaimable foreign withholding taxes.


See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Six Months Ended May 31, 2001 (Unaudited) and the Year Ended November 30, 2000
(All amounts in thousands)


                                         Balanced              Equity
                                        Portfolio          Index Portfolio
                                     -----------------  ----------------------
                                       2001     2000       2001        2000
-------------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)          $1,274   $2,037      $6,220     $14,390
 Net realized gains (losses) on in-
  vestments, futures, forward for-
  eign currency contracts and for-
  eign currency transactions              111    5,747       3,009     187,464
 Net change in unrealized
  appreciation (depreciation) on
  investments, futures, forward
  foreign currency contracts and
  foreign currency transactions        (1,249)  (5,063)    (51,251)   (243,571)
 Net change in unrealized gains
  (losses) on translation of other
  assets and liabilities
  denominated in foreign currencies        --       --          --          --
-------------------------------------------------------------------------------
Net increase (decrease) in net as-
 sets resulting from operations           136    2,721     (42,022)    (41,717)
-------------------------------------------------------------------------------
Distributions to Class A sharehold-
 ers:
 Net investment income                 (1,194)  (1,680)     (5,418)    (11,370)
 Net realized gains                    (5,599)  (8,499)   (167,834)   (138,311)
-------------------------------------------------------------------------------
Total distributions to Class A
 shareholders                          (6,793) (10,179)   (173,252)   (149,681)
-------------------------------------------------------------------------------
Distributions to Class C sharehold-
 ers:
 Net investment income                    (12)     (20)       (386)       (843)
 Net realized gains                       (69)     (89)    (15,325)    (11,410)
-------------------------------------------------------------------------------
Total distributions to Class C
 shareholders                             (81)    (109)    (15,711)    (12,253)
-------------------------------------------------------------------------------
Distributions to Class D sharehold-
 ers:
 Net investment income                    ( 6)     (10)        (35)        (89)
 Net realized gains                       (36)     (46)     (1,640)     (1,662)
-------------------------------------------------------------------------------
Total distributions to Class D
 shareholders                             (42)     (56)     (1,675)     (1,751)
-------------------------------------------------------------------------------
Class A share transactions:
 Proceeds from the sale of shares      35,773   20,574     134,588     274,299
 Reinvested distributions               6,775    8,703     159,972     124,594
 Cost of shares redeemed               (7,803) (25,655)   (130,583)   (580,049)
-------------------------------------------------------------------------------
Net increase (decrease) in net as-
 sets resulting from Class A share
 transactions                          34,745    3,622     163,977    (181,156)
-------------------------------------------------------------------------------
Class C share transactions:
 Proceeds from the sale of shares          37      103       6,082      21,458
 Reinvested distributions                  82      109      15,711      12,254
 Cost of shares redeemed                  (20)     (32)    (10,945)    (39,907)
-------------------------------------------------------------------------------
Net increase (decrease) in net as-
 sets resulting from Class C share
 transactions                              99      180      10,848      (6,195)
-------------------------------------------------------------------------------
Class D share transactions:
 Proceeds from the sale of shares          53      144         789       3,179
 Reinvested distributions                  41       56       1,456       1,718
 Cost of shares redeemed                 (153)     (75)     (1,398)     (9,382)
-------------------------------------------------------------------------------
Net increase (decrease) in net as-
 sets resulting from Class D share
 transactions                             (59)     125         847      (4,485)
-------------------------------------------------------------------------------
Net increase (decrease) in net as-
 sets                                  28,005   (3,696)    (56,988)   (397,238)
Net assets--beginning of year          74,398   78,094   1,100,904   1,498,142
-------------------------------------------------------------------------------
Net assets--end of period            $102,403  $74,398  $1,043,916  $1,100,904
-------------------------------------------------------------------------------
Undistributed net investment income
 (loss)                                  $391     $329      $1,661      $1,280
-------------------------------------------------------------------------------

(a) Fund commenced operations after the close of business on December 31, 1999.
(b) Fund commenced operations December 1, 1999.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                                               Small Company     International
   Diversified       Focused Growth     Mid Cap Growth      Small Company         Growth          Equity Index
Growth Portfolio        Portfolio          Portfolio       Index Portfolio       Portfolio         Portfolio
------------------  ------------------  ----------------  ------------------  ----------------  -----------------
  2001      2000      2001      2000     2001    2000(a)    2001      2000     2001    2000(b)    2001     2000
------------------------------------------------------------------------------------------------------------------
    $187       $81     $(135)  $(1,286)    $(99)    $(44)   $1,950    $3,122     $(71)    $(28)     $603     $942
     693    46,490   (15,188)   16,189   (5,825)  (4,528)   (2,053)   32,814   (9,216)  (9,155)     (231)     654
  (8,099)  (39,559)   (3,329)  (19,249)   4,901   (1,080)   29,667   (45,292)   4,413     (700)   (6,757) (13,457)
      --        --        --        --       --       --        --        --       --       --        (2)       2
------------------------------------------------------------------------------------------------------------------
  (7,219)    7,012   (18,652)   (4,346)  (1,023)  (5,652)   29,564    (9,356)  (4,874)  (9,883)   (6,387) (11,859)
------------------------------------------------------------------------------------------------------------------
     (81)     (624)       --        --       --       --    (2,958)   (2,171)      --       --      (975)    (469)
 (46,439)  (41,882)  (21,403)  (27,400)      --       --   (32,459)  (25,693)      --       --    (1,181)  (3,235)
------------------------------------------------------------------------------------------------------------------
 (46,520)  (42,506)  (21,403)  (27,400)      --       --   (35,417)  (27,864)      --       --    (2,156)  (3,704)
------------------------------------------------------------------------------------------------------------------
      --        --        --        --       --       --        --        --       --       --        --       --
      --        --    (1,078)   (1,695)      --       --        --        --       --       --        --       --
------------------------------------------------------------------------------------------------------------------
      --        --    (1,078)   (1,695)      --       --        --        --       --       --        --       --
------------------------------------------------------------------------------------------------------------------
      --        (1)       --        --       --       --        --        (4)      --       --        --       --
    (214)     (109)      (60)      (80)      --       --       (14)      (53)      --       --        --       (1)
------------------------------------------------------------------------------------------------------------------
    (214)     (110)      (60)      (80)      --       --       (14)      (57)      --       --        --       (1)
------------------------------------------------------------------------------------------------------------------
   9,069    13,970    40,419    93,637    8,705   45,254    52,041   133,907   15,313   51,877    28,160   77,793
  42,563    40,160    20,443    25,822       --       --    31,225    21,055       --       --     2,063    3,562
  (4,965)  (96,109)  (15,898)  (41,229) (10,189)  (2,506)  (17,579)  (74,889) (12,107)  (3,797)  (27,386) (34,709)
------------------------------------------------------------------------------------------------------------------
  46,667   (41,979)   44,964    78,230   (1,484)  42,748    65,687    80,073    3,206   48,080     2,837   46,646
------------------------------------------------------------------------------------------------------------------
      --        --        85       274      528       --        --        --       --       --        --       --
      --        --     1,078     1,695       --       --        --        --       --       --        --       --
      --        --      (895)      (95)    (113)      --        --        --       --       --        --       --
------------------------------------------------------------------------------------------------------------------
      --        --       268     1,874      415       --        --        --       --       --        --       --
------------------------------------------------------------------------------------------------------------------
      56       100        94       208      174       --         1         6       --       --        --       --
     214       110        60        80       --       --        14        56       --       --        --        1
     (35)      (53)      (27)      (65)      (2)      --       (50)     (436)      --       --        --       --
------------------------------------------------------------------------------------------------------------------
     235       157       127       223      172       --       (35)     (374)      --       --        --        1
------------------------------------------------------------------------------------------------------------------
  (7,051)  (77,426)    4,166    46,806   (1,920)  37,096    59,785    42,422   (1,668)  38,197    (5,706)  31,083
 112,127   189,553   239,060   192,254   37,096       --   243,272   200,850   38,197       --    87,576   56,493
------------------------------------------------------------------------------------------------------------------
$105,076  $112,127  $243,226  $239,060  $35,176  $37,096  $303,057  $243,272  $36,529  $38,197   $81,870  $87,576
------------------------------------------------------------------------------------------------------------------
    $169       $63   $(1,531)  $(1,396)   $(143)    $(44)   $1,995    $3,003     $(99)    $(28)     $274     $646
------------------------------------------------------------------------------------------------------------------

   International
  Growth Portfolio
  ----------------
   2001      2000
------------------------------------------------------------------------------------------------------------------
    $558      $927
 (18,434)   10,407
  (1,109)  (18,957)
      (6)        5
------------------------------------------------------------------------------------------------------------------
 (18,991)   (7,618)
------------------------------------------------------------------------------------------------------------------
  (3,375)     (520)
 (20,296)  (25,786)
------------------------------------------------------------------------------------------------------------------
 (23,671)  (26,306)
------------------------------------------------------------------------------------------------------------------
      --        --
      --        --
------------------------------------------------------------------------------------------------------------------
      --        --
------------------------------------------------------------------------------------------------------------------
      --        --
      --        --
------------------------------------------------------------------------------------------------------------------
      --        --
------------------------------------------------------------------------------------------------------------------
  21,707    43,187
  20,720    23,534
 (19,796)  (29,060)
------------------------------------------------------------------------------------------------------------------
  22,631    37,661
------------------------------------------------------------------------------------------------------------------
      --        --
      --        --
      --        --
------------------------------------------------------------------------------------------------------------------
      --        --
------------------------------------------------------------------------------------------------------------------
      --        --
      --        --
      --        --
------------------------------------------------------------------------------------------------------------------
      --        --
------------------------------------------------------------------------------------------------------------------
 (20,031)    3,737
 151,426   147,689
------------------------------------------------------------------------------------------------------------------
$131,395  $151,426
------------------------------------------------------------------------------------------------------------------
 $(1,259)   $1,558
------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
Balanced Portfolio

                                              Class A
                          ------------------------------------------------------
                            2001      2000     1999     1998     1997     1996
---------------------------------------------------------------------------------
Net asset value, begin-
 ning of period             $13.69    $15.12   $14.95   $13.59   $12.24   $11.05
Income (loss) from in-
 vestment operations:
 Net investment income        0.19      0.40     0.40     0.38     0.38     0.34
 Net realized and
  unrealized gain (loss)     (0.32)     0.18     1.55     1.81     1.66     1.19
---------------------------------------------------------------------------------
Total income (loss) from
 investment operations       (0.13)     0.58     1.95     2.19     2.04     1.53
---------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income       (0.19)    (0.34)   (0.47)   (0.32)   (0.38)   (0.34)
 In excess of net
  investment income             --        --    (0.01)      --       --       --
 Net realized gain           (1.05)    (1.67)   (1.30)   (0.51)   (0.31)      --
---------------------------------------------------------------------------------
Total distributions to
 shareholders                (1.24)    (2.01)   (1.78)   (0.83)   (0.69)   (0.34)
---------------------------------------------------------------------------------
Net increase (decrease)      (1.37)    (1.43)    0.17     1.36     1.35     1.19
---------------------------------------------------------------------------------
Net asset value, end of
 period                     $12.32    $13.69   $15.12   $14.95   $13.59   $12.24
---------------------------------------------------------------------------------
Total return (a)             (1.08)%    3.98%   14.11%   16.90%   17.29%   14.07%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements      0.61%     0.61%    0.61%    0.61%    0.61%    0.61%
 Expenses, before waiv-
  ers and reimbursements      0.96%     1.07%    0.99%    1.04%    1.11%    1.20%
 Net investment income,
  net of waivers and re-
  imbursements                3.24%     2.83%    2.69%    2.83%    2.99%    3.03%
 Net investment income,
  before waivers and re-
  imbursements                2.89%     2.37%    2.31%    2.40%    2.49%    2.44%
Portfolio turnover rate      52.55%    85.81%   77.19%   67.16%   59.06%  104.76%
Net assets at end of pe-
 riod (in thousands)      $101,116   $73,006  $76,884  $61,969  $51,475  $45,157
---------------------------------------------------------------------------------

                                             Class C                                           Class D
                          -------------------------------------------------- -------------------------------------------------
                           2001     2000   1999 (c)  1998    1997   1996 (d)  2001     2000    1999    1998    1997   1996 (e)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period           $13.69   $15.13   $14.91  $13.56  $12.24   $11.12  $13.61   $15.06  $14.88  $13.54  $12.23   $11.34
Income (loss) from in-
 vestment operations:
 Net investment income      0.18     0.36     0.34    0.37    0.36     0.29    0.09     0.34    0.36    0.40    0.34     0.22
 Net realized and
  unrealized gain (loss)   (0.32)    0.18     1.60    1.78    1.64     1.12   (0.34)    0.18    1.53    1.72    1.64     0.96
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations     (0.14)    0.54     1.94    2.15    2.00     1.41   (0.25)    0.52    1.89    2.12    1.98     1.18
------------------------------------------------------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income     (0.18)   (0.31)   (0.42)  (0.29)  (0.37)   (0.29)  (0.07)   (0.30)  (0.41)  (0.27)  (0.36)   (0.29)
 Net realized gain         (1.05)   (1.67)   (1.30)  (0.51)  (0.31)      --   (1.05)   (1.67)  (1.30)  (0.51)  (0.31)      --
------------------------------------------------------------------------------------------------------------------------------
Total distributions to
 shareholders              (1.23)   (1.98)   (1.72)  (0.80)  (0.68)   (0.29)  (1.12)   (1.97)  (1.71)  (0.78)  (0.67)   (0.29)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)    (1.37)   (1.44)    0.22    1.35    1.32     1.12   (1.37)   (1.45)   0.18    1.34    1.31     0.89
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $12.32   $13.69   $15.13  $14.91  $13.56   $12.24  $12.24   $13.61  $15.06  $14.88  $13.54   $12.23
------------------------------------------------------------------------------------------------------------------------------
Total return (a)           (1.27)%   3.72%   14.03%  16.61%  17.00%   12.72%  (1.27)%   3.56%  13.73%  16.45%  16.82%   10.55%
Ratio to average net as-
 sets of (b):
 Expenses, net of
  waivers and
  reimbursements            0.85%    0.85%    0.85%   0.85%   0.85%    0.85%   1.00%    1.00%   1.00%   1.00%   1.00%    1.00%
 Expenses, before
  waivers and
  reimbursements            1.20%    1.31%    1.23%   1.28%   1.35%    1.44%   1.35%    1.46%   1.38%   1.43%   1.50%    1.59%
 Net investment income,
  net of waivers and re-
  imbursements              3.00%    2.59%    2.45%   2.58%   2.75%    2.80%   2.85%    2.44%   2.30%   2.44%   2.60%    2.78%
 Net investment income,
  before waivers and re-
  imbursements              2.65%    2.13%    2.07%   2.15%   2.25%    2.21%   2.50%    1.98%   1.92%   2.01%   2.10%    2.19%
Portfolio turnover rate    52.55%   85.81%   77.19%  67.16%  59.06%  104.76%  52.55%   85.81%  77.19%  67.16%  59.06%  104.76%
Net assets at end of pe-
 riod (in thousands)        $911     $905     $805  $5,459  $4,587   $5,997    $376     $487    $405    $752    $322     $232
------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Financial highlights for the year ended were calculated using the average shares outstanding method.
(d) For the period December 29, 1995 (commencement of operations) through November 30, 1996.
(e) For the period February 20, 1996 (commencement of operations) through November 30, 1996.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
Equity Index Portfolio

                                                   Class A
                          ----------------------------------------------------------------
                            2001       2000        1999        1998       1997      1996
-------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $21.58     $25.34       $22.69      $20.09    $16.79    $13.86
Income (loss) from
 investment operations:
 Net investment income        0.10       0.27         0.28        0.28      0.30      0.31
 Net realized and
  unrealized gain (loss)     (0.79)     (1.25)        4.13        4.02      4.13      3.36
-------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       (0.69)     (0.98)        4.41        4.30      4.43      3.67
-------------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income       (0.10)     (0.23)       (0.32)      (0.26)    (0.30)    (0.31)
 In excess of net
  investment income             --         --        (0.01)         --        --        --
 Net realized gain           (3.62)     (2.55)       (1.43)      (1.44)    (0.83)    (0.43)
-------------------------------------------------------------------------------------------
Total distributions to
 shareholders                (3.72)     (2.78)       (1.76)      (1.70)    (1.13)    (0.74)
-------------------------------------------------------------------------------------------
Net increase (decrease)      (4.41)     (3.76)        2.65        2.60      3.30      2.93
-------------------------------------------------------------------------------------------
Net asset value, end of
 period                     $17.17     $21.58       $25.34      $22.69    $20.09    $16.79
-------------------------------------------------------------------------------------------
Total return (a)             (3.77)%    (4.57)%      20.53%      23.39%    27.93%    27.53%
Ratio to average net
 assets of (b):
 Expenses, net of
  waivers and
  reimbursements              0.21%      0.21%        0.21%       0.21%     0.22%     0.22%
 Expenses, before
  waivers and
  reimbursements              0.44%      0.45%        0.44%       0.46%     0.46%     0.50%
 Net investment income,
  net of waivers and
  reimbursements              1.19%      1.10%        1.19%       1.36%     1.66%     2.12%
 Net investment income,
  before waivers and
  reimbursements              0.96%      0.86%        0.96%       1.11%     1.42%     1.84%
Portfolio turnover rate       3.93%      8.49%       12.81%      15.26%    18.96%    18.02%
Net assets at end of
 period (in thousands)    $952,266   $999,478   $1,368,157  $1,175,112  $844,065  $675,804
-------------------------------------------------------------------------------------------

                                          Class C
                     --------------------------------------------------------
                      2001      2000       1999      1998     1997     1996
------------------------------------------------------------------------------
Net asset value,
 beginning of
 period               $21.52    $25.28     $22.64    $20.05   $16.79   $13.86
Income (loss) from
 investment
 operations:
 Net investment
  income                0.09      0.21       0.22      0.24     0.26     0.28
 Net realized and
  unrealized gain
  (loss)               (0.80)    (1.23)      4.12      4.01     4.11     3.35
------------------------------------------------------------------------------
Total income (loss)
 from investment
 operations            (0.71)    (1.02)      4.34      4.25     4.37     3.63
------------------------------------------------------------------------------
Distributions
 to shareholders
 from:
 Net investment
  income               (0.08)    (0.19)     (0.21)    (0.22)   (0.28)   (0.27)
 In excess of net
  investment income       --        --      (0.06)       --       --       --
 Net realized gain     (3.62)    (2.55)     (1.43)    (1.44)   (0.83)   (0.43)
------------------------------------------------------------------------------
Total distributions
 to shareholders       (3.70)    (2.74)     (1.70)    (1.66)   (1.11)   (0.70)
------------------------------------------------------------------------------
Net increase
 (decrease)            (4.41)    (3.76)      2.64      2.59     3.26     2.93
------------------------------------------------------------------------------
Net asset value,
 end of period        $17.11    $21.52     $25.28    $22.64   $20.05   $16.79
------------------------------------------------------------------------------
Total return (a)       (3.88)%   (4.77)%    20.23%    23.09%   27.64%   27.24%
Ratio to average
 net assets of (b):
 Expenses, net of
  waivers and
  reimbursements        0.45%     0.45%      0.45%     0.45%    0.46%    0.46%
 Expenses, before
  waivers and
  reimbursements        0.68%     0.69%      0.68%     0.70%    0.70%    0.74%
 Net investment
  income, net of
  waivers and
  reimbursements        0.95%     0.86%      0.95%     1.12%    1.42%    1.89%
 Net investment
  income, before
  waivers and
  reimbursements        0.72%     0.62%      0.72%     0.87%    1.18%    1.61%
Portfolio turnover
 rate                   3.93%     8.49%     12.81%    15.26%   18.96%   18.02%
Net assets at end
 of period (in
 thousands)          $82,937   $91,522   $113,588  $111,991  $82,982  $53,929
------------------------------------------------------------------------------
                                       Class D
                     ----------------------------------------------------
                      2001     2000     1999     1998     1997     1996
------------------------------------------------------------------------------
Net asset value,
 beginning of
 period              $21.48   $25.25    $22.58   $20.00   $16.77  $13.83
Income (loss) from
 investment
 operations:
 Net investment
  income               0.08     0.17      0.16     0.21     0.26    0.27
 Net realized and
  unrealized gain
  (loss)              (0.79)   (1.23)     4.15     4.00     4.07    3.36
------------------------------------------------------------------------------
Total income (loss)
 from investment
 operations           (0.71)   (1.06)     4.31     4.21     4.33    3.63
------------------------------------------------------------------------------
Distributions
 to shareholders
 from:
 Net investment
  income              (0.07)   (0.16)    (0.14)   (0.19)   (0.27)  (0.26)
 In excess of net
  investment income      --       --     (0.07)      --       --      --
 Net realized gain    (3.62)   (2.55)    (1.43)   (1.44)   (0.83)  (0.43)
------------------------------------------------------------------------------
Total distributions
 to shareholders      (3.69)   (2.71)    (1.64)   (1.63)   (1.10)  (0.69)
------------------------------------------------------------------------------
Net increase
 (decrease)           (4.40)   (3.77)     2.67     2.58     3.23    2.94
------------------------------------------------------------------------------
Net asset value,
 end of period       $17.08   $21.48    $25.25   $22.58   $20.00  $16.77
------------------------------------------------------------------------------
Total return (a)      (3.90)%  (4.93)%   20.15%   22.90%   27.45%  27.20%
Ratio to average
 net assets of (b):
 Expenses, net of
  waivers and
  reimbursements       0.60%    0.60%     0.60%    0.60%    0.61%   0.61%
 Expenses, before
  waivers and
  reimbursements       0.83%    0.84%     0.83%    0.85%    0.85%   0.89%
 Net investment
  income, net of
  waivers and
  reimbursements       0.80%    0.71%     0.80%    0.97%    1.27%   1.78%
 Net investment
  income, before
  waivers and
  reimbursements       0.57%    0.47%     0.57%    0.72%    1.03%   1.50%
Portfolio turnover
 rate                  3.93%    8.49%    12.81%   15.26%   18.96%  18.02%
Net assets at end
 of period (in
 thousands)          $8,713   $9,904   $16,397  $31,703  $30,650  $8,005
------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
Diversified Growth Portfolio

                                                 Class A
                          ---------------------------------------------------------------------
                            2001       2000         1999         1998       1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $15.36     $19.79       $17.76       $16.20     $14.36       $12.20
Income (loss) from
 investment operations:
 Net investment income        0.02       0.01         0.07         0.07       0.11         0.14
 Net realized and
  unrealized gain (loss)     (0.61)      0.08         3.95         3.46       3.33         2.33
------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       (0.59)      0.09         4.02         3.53       3.44         2.47
------------------------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income       (0.01)     (0.07)       (0.07)       (0.11)     (0.14)       (0.15)
 Net realized gain           (6.34)     (4.45)       (1.92)       (1.86)     (1.46)       (0.16)
------------------------------------------------------------------------------------------------
Total distributions to
 shareholders                (6.35)     (4.52)       (1.99)       (1.97)     (1.60)       (0.31)
------------------------------------------------------------------------------------------------
Net increase (decrease)      (6.94)     (4.43)        2.03         1.56       1.84         2.16
------------------------------------------------------------------------------------------------
Net asset value, end of
 period                      $8.42     $15.36       $19.79       $17.76     $16.20       $14.36
------------------------------------------------------------------------------------------------
Total return (a)             (6.53)%    (0.47)%      24.66%       25.22%     27.06%       20.83%
Ratio to average net
 assets of (b):
 Expenses, net of waivers
  and reimbursements          0.66%      0.69%(c)     0.67%(c)     0.66%      0.67%(c)     0.66%
 Expenses, before waivers
  and reimbursements          0.95%      1.01%        0.96%        0.96%      1.03%        1.10%
 Net investment income,
  net of waivers and re-
  imbursements                0.36%      0.06%        0.33%        0.45%      0.76%        0.98%
 Net investment income
  (loss), before waivers
  and reimbursements          0.07%     (0.26)%       0.04%        0.15%      0.40%        0.54%
Portfolio turnover rate      34.43%     63.39%       67.47%       37.74%     45.53%       59.99%
Net assets at end of
 period (in thousands)    $104,575   $111,612     $189,077     $177,947   $158,383     $142,055
------------------------------------------------------------------------------------------------
                                                 Class D
                          ---------------------------------------------------------------------
                          2001 (d)   2000 (d)     1999 (d)       1998       1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $15.02     $19.49       $17.53       $16.03     $14.26       $12.16
Income (loss) from
 investment operations:
 Net investment income
  (loss)                      0.01      (0.05)          --         0.03       0.09         0.11
 Net realized and
  unrealized gain (loss)     (0.60)      0.07         3.89         3.40       3.27         2.29
------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       (0.59)      0.02         3.89         3.43       3.36         2.40
------------------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income          --      (0.04)          --        (0.07)     (0.13)       (0.14)
 In excess of net invest-
  ment income                   --         --        (0.01)          --         --           --
 Net realized gain           (6.34)     (4.45)       (1.92)       (1.86)     (1.46)       (0.16)
------------------------------------------------------------------------------------------------
Total distributions to
 shareholders                (6.34)     (4.49)       (1.93)       (1.93)     (1.59)       (0.30)
------------------------------------------------------------------------------------------------
Net increase (decrease)      (6.93)     (4.47)        1.96         1.50       1.77         2.10
------------------------------------------------------------------------------------------------
Net asset value, end of
 period                      $8.09     $15.02       $19.49       $17.53     $16.03       $14.26
------------------------------------------------------------------------------------------------
Total return (a)             (6.78)%    (0.88)%      24.09%       24.73%     26.60%       20.39%
Ratio to average net
 assets of (b):
 Expenses, net of waivers
  and reimbursements          1.05%      1.08%(c)     1.06%(c)     1.05%      1.06%(c)     1.05%
 Expenses, before waivers
  and reimbursements          1.34%      1.40%        1.35%        1.35%      1.42%        1.49%
 Net investment income
  (loss), net of waivers
  and reimbursements         (0.03)%    (0.33)%      (0.06)%       0.06%      0.37%        0.59%
 Net investment income
  (loss), before waivers
  and reimbursements         (0.32)%    (0.65)%      (0.35)%      (0.24)%     0.01%        0.15%
Portfolio turnover rate      34.43%     63.39%       67.47%       37.74%     45.53%       59.99%
Net assets at end of
 period (in thousands)        $501       $515         $476       $1,122       $696         $433
------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Expense ratios, net of waivers and reimbursements, for the years would have been 0.66% and 1.05% for Class A and D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.
(d) Financial highlights for the periods were calculated using average shares outstanding method.


See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
Focused Growth Portfolio

                                                 Class A
                          -----------------------------------------------------------------------
                            2001       2000         1999         1998         1997         1996
---------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $17.68     $20.41       $16.39       $16.20       $14.48       $12.53
Income (loss) from
 investment operations:
 Net investment income
  (loss)                      0.01      (0.09)          --        (0.01)        0.05         0.02
 Net realized and
  unrealized gain (loss)     (1.15)      0.44         5.28         3.10         3.37         2.17
---------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       (1.14)      0.35         5.28         3.09         3.42         2.19
---------------------------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income          --         --           --        (0.05)       (0.02)       (0.05)
 Net realized gain           (1.65)     (3.08)       (1.26)       (2.85)       (1.68)       (0.19)
---------------------------------------------------------------------------------------------------
Total distributions to
 shareholders                (1.65)     (3.08)       (1.26)       (2.90)       (1.70)       (0.24)
---------------------------------------------------------------------------------------------------
Net increase (decrease)      (2.79)     (2.73)        4.02         0.19         1.72         1.95
---------------------------------------------------------------------------------------------------
Net asset value, end of
 period                     $14.89     $17.68       $20.41       $16.39       $16.20       $14.48
---------------------------------------------------------------------------------------------------
Total return (a)            (7.43)%      1.17%       34.23%       24.03%       27.05%       17.82%
Ratio to average net as-
 sets of (b):
 Expenses, net of waivers
  and reimbursements          0.91%      0.92%(c)     0.92%(c)     0.92%(c)     0.92%(c)     0.91%
 Expenses, before waivers
  and reimbursements          1.26%      1.27%        1.26%        1.29%        1.34%        1.43%
 Net investment income
  (loss), net of waivers
  and reimbursements          0.10%     (0.49)%      (0.26)%      (0.04)%       0.30%        0.12%
 Net investment loss, be-
  fore waivers and
  reimbursements             (0.25)%    (0.84)%      (0.60)%      (0.41)%      (0.12)%      (0.40)%
Portfolio turnover rate      68.50%    129.05%      110.80%       79.11%      108.29%      116.78%
Net assets at end of
 period (in thousands)    $232,728   $226,975     $180,557     $123,380     $115,802     $106,250
---------------------------------------------------------------------------------------------------

                                                               Class C
                                            ----------------------------------------------------------------
                                             2001    2000 (d)      1999        1998       1997      1996 (e)
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $17.53    $20.30       $16.34     $16.16     $14.47      $13.46
Income (loss)
 from investment operations:
 Net investment
  income (loss)                              (0.02)    (0.14)       (0.03)     (0.05)      0.01       (0.01)
 Net realized and unrealized gain (loss)     (1.13)     0.45         5.25       3.09       3.37        1.02
-------------------------------------------------------------------------------------------------------------
Total income
 (loss) from in-
 vestment
 operations                                  (1.15)     0.31         5.22       3.04       3.38        1.01
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment
  income                                        --        --           --      (0.01)     (0.01)         --
 Net realized
  gain                                       (1.65)    (3.08)       (1.26)     (2.85)     (1.68)         --
-------------------------------------------------------------------------------------------------------------
Total distribu-
 tions to share-
 holders                                     (1.65)    (3.08)       (1.26)     (2.86)     (1.69)         --
-------------------------------------------------------------------------------------------------------------
Net increase
 (decrease)                                  (2.80)    (2.77)        3.96       0.18       1.69        1.01
-------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                              $14.73    $17.53       $20.30     $16.34     $16.16      $14.47
-------------------------------------------------------------------------------------------------------------
Total return (a)                             (7.56)%    0.94%       33.95%     23.73%     26.75%       7.51%
Ratio to average
 net assets of
 (b):
 Expenses, net
  of waivers and
  reimbursements                              1.15%     1.16%(c)     1.16%(c)   1.16%(c)   1.16%(c)    1.15%
 Expenses,
  before waivers
  and
  reimbursements                              1.50%     1.51%        1.50%      1.53%      1.58%       1.67%
 Net investment
  income (loss),
  net of waivers
  and
  reimbursements                              0.34%    (0.73)%      (0.50)%    (0.29)%     0.06%      (0.12)%
 Net investment
  income (loss),
  before waivers
  and
  reimbursements                             (0.01)%   (1.08)%      (0.84)%    (0.66)%    (0.36)%     (0.64)%
Portfolio turn-
 over rate                                   68.50%   129.05%      110.80%     79.11%    108.29%     116.78%
Net assets at end of period (in thousands)  $9,832   $11,442      $11,183     $8,719     $8,325      $6,993
-------------------------------------------------------------------------------------------------------------
                                                                Class D
                                            -----------------------------------------------------------------
                                            2001 (d)  2000 (d)     1999       1998       1997        1996
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $17.20    $20.00     $16.14     $16.01      $14.37      $12.48
Income (loss)
 from investment operations:
 Net investment
  income (loss)                               (0.02)    (0.18)     (0.02)     (0.05)       0.03       (0.03)
 Net realized and unrealized gain (loss)      (1.11)     0.46       5.14       3.04        3.30        2.15
-------------------------------------------------------------------------------------------------------------
Total income
 (loss) from in-
 vestment
 operations                                   (1.13)     0.28       5.12       2.99        3.33        2.12
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment
  income                                         --        --         --      (0.01)      (0.01)      (0.04)
 Net realized
  gain                                        (1.65)    (3.08)     (1.26)     (2.85)      (1.68)      (0.19)
-------------------------------------------------------------------------------------------------------------
Total distribu-
 tions to share-
 holders                                      (1.65)    (3.08)     (1.26)     (2.86)      (1.69)      (0.23)
-------------------------------------------------------------------------------------------------------------
Net increase
 (decrease)                                   (2.78)    (2.80)      3.86       0.13        1.64        1.89
-------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                               $14.42    $17.20     $20.00     $16.14      $16.01      $14.37
-------------------------------------------------------------------------------------------------------------
Total return (a)                              (7.59)%    0.78%     33.74%     23.60%      26.52%      17.42%
Ratio to average
 net assets of
 (b):
 Expenses, net
  of waivers and
  reimbursements                               1.30%     1.31%(c)   1.31%(c)   1.31%(c)    1.31%(c)    1.30%
 Expenses,
  before waivers
  and
  reimbursements                               1.65%     1.66%      1.65%      1.68%       1.73%       1.82%
 Net investment
  income (loss),
  net of waivers
  and
  reimbursements                               0.49%    (0.88)%    (0.65)%    (0.44)%     (0.09)%     (0.28)%
 Net investment
  income (loss),
  before waivers
  and
  reimbursements                               0.14%    (1.23)%    (0.99)%    (0.81)%     (0.51)%     (0.80)%
Portfolio turn-
 over rate                                    68.50%   129.05%    110.80%     79.11%     108.29%     116.78%
Net assets at end of period (in thousands)     $666      $643       $514     $1,779      $1,206        $656
-------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Expense ratios, net of waivers and reimbursements, for the years would have been 0.91%, 1.15% and 1.30% for Class A, C and D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.
(d) Financial highlights for the periods were calculated using average shares outstanding method.
(e) For the period June 14, 1996 (commencement of operations) through November 30, 1996.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Period Ended
November 30,
Mid Cap Growth Portfolio

                                                            Class A
                                                        --------------------
                                                         2001       2000 (c)
-------------------------------------------------------------------------------
Net asset value, beginning of period                     $10.33      $10.00
Income (loss) from investment operations:
 Net investment loss                                      (0.03)      (0.01)
 Net realized and unrealized gain (loss)                  (0.18)       0.34
-------------------------------------------------------------------------------
Total income (loss) from investment operations            (0.21)       0.33
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                       --          --
 Net realized gain                                           --          --
-------------------------------------------------------------------------------
Total distributions to shareholders                          --          --
-------------------------------------------------------------------------------
Net increase (decrease)                                   (0.21)       0.33
-------------------------------------------------------------------------------
Net asset value, end of period                           $10.12      $10.33
-------------------------------------------------------------------------------
Total return (a)                                          (2.03)%      3.30%
Ratio to average net assets of (b):
 Expenses, net of waivers and reimbursements               0.95%(d)    0.93%(d)
 Expenses, before waivers and reimbursements               1.16%       2.08%
 Net investment loss, net of waivers and reimbursements   (0.54)%     (0.26)%
 Net investment loss, before waivers and reimbursements   (0.75)%     (1.41)%
Portfolio turnover rate                                  135.16%     208.25%
Net assets at end of period (in thousands)              $34,566     $37,096
-------------------------------------------------------------------------------

                          Class C     Class D
                          --------    --------
                          2001 (e)    2001 (f)
-------------------------------------------------
Net asset value,
 beginning of period        $8.59      $11.06
Income (loss) from
 investment operations:
 Net investment loss        (0.01)      (0.03)
 Net realized and
  unrealized gain (loss)     1.53       (0.93)
-------------------------------------------------
Total income (loss) from
 investment operations       1.52       (0.96)
-------------------------------------------------
Distributions to
 shareholders from:
 Net investment income         --          --
 Net realized gain             --          --
-------------------------------------------------
Total distributions to
 shareholders                  --          --
-------------------------------------------------
Net increase (decrease)      1.52       (0.96)
-------------------------------------------------
Net asset value, end of
 period                    $10.11      $10.10
-------------------------------------------------
Total return (a)            17.69%      (8.68)%
Ratio to average net
 assets of (b):
 Expenses, net of waivers
  and reimbursements         1.19%(d)    1.34%(d)
 Expenses, before waivers
  and reimbursements         1.40%       1.55%
 Net investment loss, net
  of waivers and
  reimbursements            (0.78)%     (0.93)%
 Net investment loss,
  before waivers and
  reimbursements            (0.99)%     (1.14)%
Portfolio turnover rate    135.16%     135.16%
Net assets at end of
 period (in thousands)       $448        $162
-------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period commencing after the close of business December 31, 1999 through November 30, 2000.
(d) Expense ratios, net of waivers and reimbursements, for the periods would have been 0.91%, 1.15% and 1.30% for Class A, C and D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.
(e) For the period April 4, 2001 (commencement of operations) through May 31, 2001.
(f) For the period January 29, 2001 (commencement of operations) through May 31, 2001.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
Small Company Index Portfolio

                                                 Class A
                          ------------------------------------------------------------------
                            2001      2000       1999         1998       1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $11.38    $13.14     $13.02       $15.05     $13.97       $12.98
Income (loss) from
 investment operations:
 Net investment income        0.07      0.14       0.12         0.13       0.15         0.19
 Net realized and
  unrealized gain (loss)      1.18     (0.23)      1.61        (1.13)      2.69         1.75
------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.25     (0.09)      1.73        (1.00)      2.84         1.94
------------------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income       (0.14)    (0.13)     (0.10)       (0.14)     (0.17)       (0.14)
 Net realized gain           (1.53)    (1.54)     (1.51)       (0.89)     (1.59)       (0.81)
------------------------------------------------------------------------------------------------
Total distributions to
 shareholders                (1.67)    (1.67)     (1.61)       (1.03)     (1.76)       (0.95)
------------------------------------------------------------------------------------------------
Net increase (decrease)      (0.42)    (1.76)      0.12        (2.03)      1.08         0.99
------------------------------------------------------------------------------------------------
Net asset value, end of
 period                     $10.96    $11.38     $13.14       $13.02     $15.05       $13.97
------------------------------------------------------------------------------------------------
Total return (a)             12.23%    (1.12)%    14.97%       (7.02)%    23.06%       15.96%
Ratio to average net
 assets of (b):
 Expenses, net of
  waivers and
  reimbursements              0.31%     0.31%      0.34%(d)     0.31%      0.32%(d)     0.32%(d)
 Expenses, before
  waivers and
  reimbursements              0.62%     0.66%      0.81%        0.74%      0.68%        0.79%
 Net investment income,
  net of waivers and
  reimbursements              1.43%     1.19%      1.27%        1.19%      1.22%        1.36%
 Net investment income,
  before waivers and
  reimbursements              1.12%     0.84%      0.80%        0.76%      0.86%        0.89%
Portfolio turnover rate       4.60%    62.38%    101.01%       59.21%     42.66%       46.26%
Net assets at end of
 period (in thousands)    $302,990  $243,169   $200,404     $139,100   $147,887     $112,856
------------------------------------------------------------------------------------------------
                                                 Class D
                          ------------------------------------------------------------------
                          2001 (c)  2000 (c)     1999         1998       1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $11.20    $13.01     $12.94       $15.01     $13.96       $12.95
Income (loss) from
 investment operations:
 Net investment income        0.07      0.08       0.10         0.11       0.17         0.13
 Net realized and
  unrealized gain (loss)      1.14     (0.24)      1.52        (1.19)      2.62         1.83
------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.21     (0.16)      1.62        (1.08)      2.79         1.96
------------------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income       (0.05)    (0.11)     (0.04)       (0.10)     (0.15)       (0.14)
 Net realized gain           (1.53)    (1.54)     (1.51)       (0.89)     (1.59)       (0.81)
------------------------------------------------------------------------------------------------
Total distributions to
 shareholders                (1.58)    (1.65)     (1.55)       (0.99)     (1.74)       (0.95)
------------------------------------------------------------------------------------------------
Net increase (decrease)      (0.37)    (1.81)      0.07        (2.07)      1.05         1.01
------------------------------------------------------------------------------------------------
Net asset value, end of
 period                     $10.83    $11.20     $13.01       $12.94     $15.01       $13.96
------------------------------------------------------------------------------------------------
Total return (a)             12.04%    (1.76)%    14.13%       (7.58)%    22.68%       16.20%
Ratio to average net
 assets of (b):
 Expenses, net of
  waivers and
  reimbursements              0.70%     0.70%      0.73%(d)     0.70%      0.71%(d)     0.71%(d)
 Expenses, before
  waivers and
  reimbursements              1.01%     1.05%      1.20%        1.13%      1.07%        1.18%
 Net investment income,
  net of waivers and
  reimbursements              1.04%     0.80%      0.88%        0.80%      0.76%        1.02%
 Net investment income,
  before waivers and
  reimbursements              0.73%     0.45%      0.41%        0.37%      0.40%        0.55%
Portfolio turnover rate       4.60%    62.38%    101.01%       59.21%     42.66%       46.26%
Net assets at end of
 period (in thousands)         $67      $103       $446         $855       $690         $269
------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Financial highlights for the periods were calculated using average shares outstanding method.
(d) Expense ratios, net of waivers and reimbursements, for the years would have been 0.31% and 0.70% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Period Ended
November 30,
Small Company Growth Portfolio

                                                            Class A
                                                        --------------------
                                                         2001       2000 (d)
-----------------------------------------------------------------------------
Net asset value, beginning of period                      $9.42      $10.00
Income (loss) from investment operations:
 Net investment income (loss)                             (0.02)       0.01
 Net realized and unrealized loss                         (0.89)      (0.59)
-----------------------------------------------------------------------------
Total loss from investment operations                     (0.91)      (0.58)
-----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                       --          --
 Net realized gain                                           --          --
-----------------------------------------------------------------------------
Total distributions to shareholders                          --          --
-----------------------------------------------------------------------------
Net decrease                                              (0.91)      (0.58)
-----------------------------------------------------------------------------
Net asset value, end of period                            $8.51       $9.42
-----------------------------------------------------------------------------
Total return (a)                                          (9.66)%     (5.80)%
Ratio to average net assets of (b):
 Expenses, net of waivers and reimbursements               0.93%(c)    0.91%
 Expenses, before waivers and reimbursements               1.53%       1.98%
 Net investment loss, net of waivers and reimbursements   (0.37)%     (0.15)%
 Net investment loss, before waivers and reimbursements   (0.97)%     (1.22)%
Portfolio turnover rate                                  285.85%     375.29%
Net assets at end of period (in thousands)              $36,529     $38,197
-----------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Expense ratios, net of waivers and reimbursements, for the period would have been 0.91% absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.
(d) For the period December 1, 1999 (commencement of operations) through November 30, 2000.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
International Equity Index Portfolio

                                          Class A
                          --------------------------------------------------------
                           2001        2000        1999        1998       1997 (d)
----------------------------------------------------------------------------------
Net asset value,
 beginning of period       $11.40      $13.50      $11.98      $10.55      $10.00
Income (loss) from
 investment operations:
 Net investment income       0.10        0.14        0.23        0.14        0.10
 Net realized and
  unrealized gain (loss)    (0.95)      (1.36)       2.07        1.46        0.45
----------------------------------------------------------------------------------
Total income (loss) from
 investment operations      (0.85)      (1.22)       2.30        1.60        0.55
----------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income      (0.12)      (0.11)      (0.23)      (0.17)         --
 In excess of net
  investment income            --          --       (0.01)         --          --
 Net realized gain          (0.15)      (0.77)      (0.54)         --          --
----------------------------------------------------------------------------------
Total distributions to
 shareholders               (0.27)      (0.88)      (0.78)      (0.17)         --
----------------------------------------------------------------------------------
Net increase (decrease)     (1.12)      (2.10)       1.52        1.43        0.55
----------------------------------------------------------------------------------
Net asset value, end of
 period                    $10.28      $11.40      $13.50      $11.98      $10.55
----------------------------------------------------------------------------------
Total return (a)            (7.59)%     (9.87)%     20.32%      15.50%       5.45%
Ratio to average net
 assets of (b):
 Expenses, net of
  waivers and
  reimbursements             0.59%(c)    0.52%(c)    0.53%(c)    0.55%(c)    0.51%
 Expenses, before
  waivers and
  reimbursements             0.97%       0.89%       0.91%       1.00%       1.08%
 Net investment income,
  net of waivers and
  reimbursements             1.53%       1.15%       1.21%       1.36%       1.75%
 Net investment income,
  before waivers and
  reimbursements             1.15%       0.78%       0.83%       0.91%       1.18%
Portfolio turnover rate     23.75%      41.65%      45.97%      41.53%       8.16%
Net assets at end of
 period (in thousands)    $81,858     $87,563     $56,479     $44,940     $34,244
----------------------------------------------------------------------------------

                                              Class D
                                   -----------------------------------------
                                    2001       2000       1999      1998 (e)
-------------------------------------------------------------------------------
Net asset value, beginning of
 period                            $11.23     $13.40     $11.97       $9.88
Income (loss) from investment
 operations:
 Net investment income               0.06       0.09       0.12          --
 Net realized and unrealized gain
  (loss)                            (0.96)     (1.43)      2.08        2.09
-------------------------------------------------------------------------------
Total income (loss) from
 investment operations              (0.90)     (1.34)      2.20        2.09
-------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income              (0.08)     (0.06)     (0.11)         --
 In excess of net investment
  income                               --         --      (0.12)         --
 Net realized gain                  (0.15)     (0.77)     (0.54)         --
-------------------------------------------------------------------------------
Total distributions to
 shareholders                       (0.23)     (0.83)     (0.77)         --
-------------------------------------------------------------------------------
Net increase (decrease)             (1.13)     (2.17)      1.43        2.09
-------------------------------------------------------------------------------
Net asset value, end of period     $10.10     $11.23     $13.40      $11.97
-------------------------------------------------------------------------------
Total return (a)                    (8.19)%   (10.83)%    19.48%      21.15 %
Ratio to average net assets of
 (b):
 Expenses, net of waivers and
  reimbursements                     0.98%(c)   0.91%(c)   0.92%(c)    0.94%(c)
 Expenses, before waivers and
  reimbursements                     1.36%      1.28%      1.30%       1.39 %
 Net investment income (loss), net
  of waivers and reimbursements      1.14%      0.76%      0.82%      (0.11)%
 Net investment income (loss),
  before waivers and
  reimbursements                     0.76%      0.39%      0.44%      (0.56)%
Portfolio turnover rate             23.75%     41.65%     45.97%      41.53 %
Net assets at end of period (in
 thousands)                           $12        $13        $14         $12
-------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Expense ratios, net of waivers and reimbursements, for the periods would have been 0.51% and 0.90% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.
(d) For the period April 1, 1997 (commencement of operations) through November 30, 1997.
(e) For the period October 5, 1998 (commencement of operations) through November 30, 1998.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
International Growth Portfolio

                                                 Class A
                          ------------------------------------------------------------
                            2001       2000       1999      1998      1997      1996
---------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period             $11.22     $14.07     $11.78    $10.52    $10.63     $9.88
Income (loss) from in-
 vestment operations:
 Net investment income        0.06       0.04       0.33      0.09      0.11      0.10
 Net realized and
  unrealized gain (loss)     (1.52)     (0.44)      2.94      1.90      0.31      0.87
---------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       (1.46)     (0.40)      3.27      1.99      0.42      0.97
---------------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income          --      (0.05)     (0.22)    (0.16)    (0.08)    (0.22)
 Net realized gain           (1.52)     (2.40)     (0.76)    (0.57)    (0.45)       --
---------------------------------------------------------------------------------------
Total distributions to
 shareholders                (1.52)     (2.45)     (0.98)    (0.73)    (0.53)    (0.22)
---------------------------------------------------------------------------------------
Net increase (decrease)      (2.98)     (2.85)      2.29      1.26     (0.11)     0.75
---------------------------------------------------------------------------------------
Net asset value, end of
 period                      $8.24     $11.22     $14.07    $11.78    $10.52    $10.63
---------------------------------------------------------------------------------------
Total return (a)            (12.82)%    (4.26)%    30.07%    20.44%     4.21%     9.96%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements      1.06%      1.06%      1.06%     1.06%     1.06%     1.06%
 Expenses, before waiv-
  ers and reimbursements      1.32%      1.33%      1.31%     1.31%     1.37%     1.43%
 Net investment income,
  net of waivers and re-
  imbursements                0.67%      0.56%      0.92%     0.89%     0.97%     0.73%
 Net investment income,
  before waivers and re-
  imbursements                0.41%      0.29%      0.67%     0.64%     0.66%     0.36%
Portfolio turnover rate     120.79%    171.93%    168.10%   160.13%   154.62%   202.47%
Net assets at end of pe-
 riod (in thousands)      $131,395   $151,426   $147,689  $111,594  $106,774  $138,182
---------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

Notes to Financial Statements
May 31, 2001
(Unaudited)
1. Organization
Northern Institutional Funds (the "Trust") is a Delaware business trust, which was formed on July 1, 1997, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes twenty-one portfolios, each with its own investment objective. Each Portfolio, other than the International Bond Portfolio, is classified as diversified. Northern Trust Investments, Inc. ("NTI") and Northern Trust Global Investments (Europe) Limited ("NTGIE") serve jointly as the Investment Advisers of the International Bond and International Growth Portfolios. NTI serves as the investment adviser of each of the other Portfolios. Prior to January 1, 2001, NTI served as the investment adviser of the U.S. Treasury Index, Equity Index, Small Company Index and International Equity Index Portfolios and The Northern Trust Company ("Northern Trust") served as the investment adviser of all of the other Portfolios. On January 1, 2001, NTI assumed Northern Trust's rights and responsibilities as investment adviser of each of the Portfolios that Northern Trust was then managing, other than the International Bond and International Growth Portfolios. On May 2, 2001, NTI and NTGIE assumed rights and responsibilities as investment adviser of the International Bond and International Growth Portfolios. Northern Trust is the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") are the Trust's co-administrators and Northern Funds Distributors, LLC is the Trust's distributor. Presented herein are the financial statements of the fixed income and equity portfolios (the "Portfolios").
 Each of the Portfolios has three separate classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. As of May 31, 2001, Class A, Class C and Class D shares are outstanding for certain Portfolios.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States or "GAAP". The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation
Investments held by a Portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded. Securities traded on a foreign security exchange which are not traded on valuation date will be valued at the most recent quoted sales price. Securities which are traded in the U.S. over-the-counter markets are valued at the last quoted bid price. Exchange traded futures and options are valued at the settlement price as established by the exchange on which they are traded. Index futures are marked-to-market on a daily basis. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern Trust under the supervision of the Board of Trustees (the "Board"). Short-term investments are valued at amortized cost which the Investment Adviser has determined, pursuant to Board authorization, approximates market value.

(b) Investment Transactions and Investment Income
Investment transactions are recorded on a trade date basis. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. The interest rates reflected in the Statements of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date or as soon as the information is available.

(c) Deferred Organization Costs
Organization-related costs for funds incepted prior to June 30, 1998, are being amortized on a straight-line basis over five years. In the event any of the initial shares of any of the Portfolios are redeemed, the redemption proceeds will be reduced by the amount of any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(d) Expenses
Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

Notes to Financial Statements--Continued
May 31, 2001
(Unaudited)
relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

(e) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(f) Futures Contracts
Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Portfolio and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.
 At May 31, 2001, Balanced, Equity Index, Small Company Index and International Equity Index Portfolios had entered into long exchange traded futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions at May 31, 2001, was approximately $650,000, $3,353,000, $1,717,000 and $89,000 respectively.

(g) Options Contracts
Each Portfolio may buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies.
 The risks associated with purchasing an option include risk of loss of premium, change in market value and counterparty non-performance under the contract. Put and call options purchased are accounted for in the same manner as Portfolio securities.
 The cost of securities acquired through the exercise of call options are increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
 In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.
 At May 31, 2001, Diversified Growth Portfolio had entered into written covered call option contracts. The aggregate market value of assets pledged to cover margin requirements for open positions at May 31, 2001, was approximately $3,848,000. During the six months ended May 31, 2001, the following option contracts were written:

                                 Number of Premium
                                 Contracts (000's)
--------------------------------------------------
Balance as of November 30, 2000      --     $ --
Written                             917      107
Closed and Expired                 (520)     (49)
Exercised                          (185)     (19)
--------------------------------------------------
Balance as of May 31, 2001          212     $ 39
--------------------------------------------------

(h) Stripped Securities
Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only securities and the value of principal only stripped securities vary inversely with changes in interest rates.

(i) Forward Foreign Currency Exchange Contracts
Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. In addition, the International Bond and International Growth Portfolios may enter into foreign currency exchange contracts for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses when the forward

-------------------------------------------------------------------------------
contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

(j) Foreign Currency Translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.

 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

(k) Federal Taxes
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders. Therefore, no provision is made for federal taxes.
 At November 30, 2000, the Portfolios had the following capital loss carryforwards and related expiration dates for U.S. federal income tax purposes (in thousands):

                            November 30, November 30, November 30,
(Amounts in thousands)         2005          2007         2008
------------------------------------------------------------------
U.S. Government Securities      $ --        $   60      $ 1,614
Short-Intermediate Bond           --           265       19,535
Intermediate Bond                 --         1,831        1,510
U.S. Treasury Index               14            --           18
Bond                              --           759       39,265
International Bond                --            50          286
Mid Cap Growth                    --            --        2,599
Small Company Growth              --            --        3,066
------------------------------------------------------------------

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(l) Distributions
Dividends from net investment income are declared and paid as follows:

-------------------------------------
U.S. Government Securities    Monthly
Short-Intermediate Bond       Monthly
Intermediate Bond             Monthly
U.S. Treasury Index           Monthly
Core Bond                     Monthly
Bond                          Monthly
International Bond           Annually
Balanced                    Quarterly
Equity Index                Quarterly
Diversified Growth           Annually
Focused Growth               Annually
Mid Cap Growth               Annually
Small Company Index          Annually
Small Company Growth         Annually
International Equity Index   Annually
International Growth         Annually
-------------------------------------

 Each Portfolio's net realized capital gains, if any, are distributed at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP.

(m) Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant effect on the financial statements.

3. Advisory, Transfer Agency and Custodian Agreements
The Trust has an investment advisory agreement whereby each Portfolio pays the Investment Advisers, as the case may be, a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current period, the Investment Advisers each voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2001, are as follows:

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

Notes to Financial Statements--Continued
May 31, 2001
(Unaudited)

                                              Net
                            Advisory  Less  Advisory
                              Fee    Waiver   Fee
----------------------------------------------------
U.S. Government Securities     .60%   .35%    .25%
Short-Intermediate Bond        .60    .35     .25
Intermediate Bond              .60    .35     .25
U.S. Treasury Index            .40    .25     .15
Core Bond                      .60    .35     .25
Bond                           .60    .35     .25
International Bond             .90    .20     .70
Balanced                       .80    .30     .50
Equity Index                   .30    .20     .10
Diversified Growth             .80    .25     .55
Focused Growth                1.10    .30     .80
Mid Cap Growth                1.10    .30     .80
Small Company Index            .40    .20     .20
Small Company Growth          1.10    .30     .80
International Equity Index     .50    .25     .25
International Growth          1.00    .20     .80
----------------------------------------------------

 As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of .01%,
 .10% and .15% of the average daily net asset value of the outstanding Class A, C and D shares, respectively, for the Portfolios. For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

4. Administration and Distribution Agreements
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at an annual rate of .10% (.15% in the case of the International Bond, International Equity Index and International Growth Portfolios) of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services. Prior to January 1, 2001, Northern Trust served as a co-administrator of the Portfolios. On January 1, 2001, NTI assumed Northern Trust's rights and responsibilities as a co-administrator.
 In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI or NTGIE for its duties as investment adviser and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and indemnification expenses), exceeded on an annualized basis .10% of a Portfolio's average daily net assets (.25% for the International Bond, International Equity Index and International Growth Portfolios), the co-administrators reimbursed each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.
 The expenses reimbursed during the six months ended May 31, 2001, under such arrangements, are shown on the accompanying Statements of Operations.
 Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

5. Shareholder Servicing Plan
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .15% and .25% of the average daily net asset value of the outstanding Class C and D shares, respectively.

6. Investment Transactions
Investment transactions for the six months ended May 31, 2001 (excluding short-term investments) were as follows:

                                                    Proceeds
                                                   from sales   Proceeds
                                                       and     from sales
                             Purchases             maturities     and
                              of U.S.   Purchases    of U.S.   maturities
                            Government   of other  Government   of other
(Amounts in thousands)      Obligations securities Obligations securities
-------------------------------------------------------------------------
U.S. Government Securities  $   88,926   $    --   $   73,532   $    --
Short-Intermediate Bond         89,650     67,833     118,792     34,671
Intermediate Bond               28,394     14,226      26,413      6,856
U.S. Treasury Index             27,760        --       19,447        --
Core Bond                      139,343    114,824      52,715     18,746
Bond                         1,195,882    366,728   1,389,906    279,833
International Bond               7,953     45,687       7,025     47,763
Balanced                        22,135     35,716      21,002     16,138
Equity Index                       --      40,568         --      52,335
Diversified Growth                 --      37,980         --      35,979
Focused Growth                     --     181,168         --     162,295
Mid Cap Growth                     --      51,634         --      49,582
Small Company Index                --      42,404         --      12,150
Small Company Growth               --     112,385         --     103,243
International Equity Index         --      19,280         --      18,594
International Growth               --     161,697         --     157,429
-------------------------------------------------------------------------

-------------------------------------------------------------------------------

 At May 31, 2001, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                                      Cost for
                                                           Net        Federal
                                                       Appreciation  Income Tax
(Amounts in thousands)      Appreciation Depreciation (Depreciation)  Purposes
-------------------------------------------------------------------------------
U.S. Government Securities    $  1,359     $    50       $  1,309    $  104,028
Short-Intermediate Bond          5,090       3,003          2,087       268,027
Intermediate Bond                  506         824           (318)       39,650
U.S. Treasury Index                686          68            618        42,281
Core Bond                          605       1,157           (552)      206,437
Bond                            10,872      19,677         (8,805)    1,009,119
International Bond                  49       1,601         (1,552)       28,905
Balanced                         8,331       2,170          6,161        96,449
Equity Index                   333,149      83,890        249,259       777,746
Diversified Growth              22,856       4,113         18,743        87,631
Focused Growth                  44,149       7,160         36,989       205,143
Mid Cap Growth                   4,765         944          3,821        31,747
Small Company Index             53,871      64,868        (10,997)      313,782
Small Company Growth             4,510         797          3,713        33,503
International Equity Index       3,762      15,607        (11,845)       93,222
International Growth             5,052       8,842         (3,790)      135,950
-------------------------------------------------------------------------------

7. Bank Loans
The Trust maintains a $100,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the federal funds rate.
 Interest expense for the six months ended May 31, 2001 was approximately $2,000, $1,000, $4,000, $7,000, $3,000 and $31,000 for the International Bond,
Diversified Growth, Focused Growth, Mid Cap Growth, Small Company Growth and International Equity Index Portfolios, respectively. These amounts are included in "Other Expenses" on the Statements of Operations.
 As of May 31, 2001, Mid Cap Growth Portfolio had an outstanding loan in the amount of $200,000. This amount is included in "Other Liabilities" on the Statements of Assets and Liabilities.

8. Share Transactions
Transactions in Class A Shares for the six months ended May 31, 2001 were as follows:

                                                                Net
                                   Reinvestment               Increase
(Amounts in thousands)      Sales  distributions Redemptions (Decrease)
-----------------------------------------------------------------------
U.S. Government Securities     731       129          386         474
Short-Intermediate Bond      5,315       459        4,647       1,127
Intermediate Bond              908        48          426         530
U.S. Treasury Index          1,183        36          863         356
Core Bond                   19,846       159          769      19,236
Bond                         6,377     1,463       15,092      (7,252)
International Bond              39        --           74         (35)
Balanced                     2,974       537          634       2,877
Equity Index                 7,584     8,978        7,415       9,147
Diversified Growth             975     4,724          539       5,160
Focused Growth               2,602     1,228        1,043       2,787
Mid Cap Growth                 838        --        1,018        (180)
Small Company Index          4,836     3,101        1,667       6,270
Small Company Growth         1,659        --        1,423         236
International Equity Index   2,619       182        2,520         281
International Growth         2,413     2,181        2,144       2,450
-----------------------------------------------------------------------

 Transactions in Class A shares for the year ended November 30, 2000 were as follows:

                                                                Net
                                    Reinvested                Increase
(Amounts in thousands)      Sales  distributions Redemptions (Decrease)
-----------------------------------------------------------------------
U.S. Government Securities   1,321       246        1,485          82
Short-Intermediate Bond     12,172       834        9,405       3,601
Intermediate Bond              536       143        1,758      (1,079)
U.S. Treasury Index          1,846        53        1,326         573
Bond                        16,308     3,325       12,104       7,529
International Bond             183        --           60         123
Balanced                     1,435       629        1,816         248
Equity Index                11,443     5,348       24,470      (7,679)
Diversified Growth             815     2,513        5,613      (2,285)
Focused Growth               4,588     1,410        2,003       3,995
Mid Cap Growth               3,792        --          197       3,595
Small Company
 Index                      10,106     1,787        5,780       6,113
Small Company Growth         4,374        --          318       4,056
International Equity Index   5,946       274        2,720       3,500
International Growth         3,443     1,926        2,367       3,002
-----------------------------------------------------------------------

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

 Transactions in Class C shares for the six months ended May 31, 2001 were as follows:

                                                        Net
(Amounts in                Reinvestment               Increase
thousands)           Sales distributions Redemptions (Decrease)
---------------------------------------------------------------
U.S. Treasury Index    30         1           11          20
Core Bond              --        --           --          --
Bond                  326        53          725        (346)
Balanced                3         6            1           8
Equity Index          351       885          641         595
Focused Growth          6        65           57          14
Mid Cap Growth         56        --           12          44
---------------------------------------------------------------

 Transactions in Class C shares for the year ended November 30, 2000 were as follows:

                                                        Net
(Amounts in                 Reinvested                increase
thousands)           Sales distributions Redemptions (decrease)
---------------------------------------------------------------
U.S. Treasury Index    43         1            38           6
Bond                  655       172         2,022      (1,195)
Balanced                7         8             2          13
Equity Index          909       526         1,675        (240)
Focused Growth         14        93             5         102
---------------------------------------------------------------

 Transactions in Class D shares for the six months ended May 31, 2001 were as follows:

                                                               Net
                                  Reinvestment               Increase
(Amounts in thousands)      Sales distributions Redemptions (Decrease)
----------------------------------------------------------------------
U.S. Government Securities     5         1            3          3
Short-Intermediate Bond       --        --           --         --
Intermediate Bond             --        --           --         --
U.S. Treasury Index           --        --            4         (4)
Core Bond                     --        --           --         --
Bond                           2        --            1          1
Balanced                       4         3           12         (5)
Equity Index                  45        82           78         49
Diversified Growth             7        25            4         28
Focused Growth                 7         4            2          9
Mid Cap Growth                16        --           --         16
Small Company Index           --         1            4         (3)
International Equity Index    --        --           --         --
----------------------------------------------------------------------

 Transactions in Class D shares for the year ended November 30, 2000 were as follows:

                                                               Net
                                  Reinvestment               Increase
(Amounts in thousands)      Sales distributions Redemptions (Decrease)
----------------------------------------------------------------------
U.S. Government Securities    19         2           18           3
Short-Intermediate Bond       --         1            5          (4)
Intermediate Bond             --        --           --          --
U.S. Treasury Index            5        --            8          (3)
Bond                           5         1           77         (71)
Balanced                      10         4            5           9
Equity Index                 137        74          399        (188)
Diversified Growth             6         7            3          10
Focused Growth                10         4            3          11
Mid Cap Growth                --        --           --          --
Small Company Index           --         5           30         (25)
International Equity Index    --        --           --          --
----------------------------------------------------------------------

See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

(C)2001 Northern Trust Corporation. Northern Funds Distributors, LLC, an
independent third party.                                       NIF SAR EQFX 7/01
--------------------------------------------------------------------------------


--------------------------
        NORTHERN
   INSTITUTIONAL FUNDS                50 South LaSalle Street
  ---------------------               P.O. 75986
              [Logo] Managed by       Chicago, Illinois 60675-5986
                     Northern Trust   800/637-1380
            ------------------------- northernfunds.com/institutional

NORTHERN INSTITUTIONAL FUNDS
Money Market Portfolios

--------------------------------------------------------------------------------

                                    [Photo]

--------------------------------------------------------------------------------



----------------------------------------------------------------------------
TRUST NORTHERN  for investment solutions                    NORTHERN
                                                       INSTITUTIONAL FUNDS
                                                      ---------------------

                                                          [Logo] Managed by
                                                                 Northern Trust
                                                         -----------------------

Semiannual Report

Northern Institutional Funds
Money Market Portfolios

--------------------------------------------------------------------------------

Table of Contents

                                                                            Page
                                                                            ----
Letter to Shareholders.....................................................   2
Statements of Investments
  Investment Abbreviations and Notes.......................................   4
  Government Select Portfolio..............................................   5
  Government Portfolio.....................................................   6
  Diversified Assets Portfolio.............................................   7
  Tax-Exempt Portfolio.....................................................  13
  Municipal Portfolio......................................................  19
Statements of Assets and Liabilities.......................................  23
Statements of Operations...................................................  24
Statements of Changes in Net Assets........................................  25
Financial Highlights.......................................................  26
Notes to the Financial Statements..........................................  31

--------------------------------------------------------------------------------

 An investment in Northern Institutional Funds is not insured by the FDIC, and is not a deposit or obligation of, or guaranteed by the Northern Trust Company, or any affiliate. An investment in Northern Institutional Funds involves risks, including the possible loss of principal.

 This report should be preceded or accompanied by a prospectus.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Letter to Shareholders
Economic Review

During the past six months, the U.S. economy experienced a drastic slowdown characterized by deteriorating confidence among consumers and businesses alike. Despite increasing consumer debt and unemployment rates, household spending, though far from robust, did not collapse entirely, and the residential real estate sector proved to be a bright spot in an otherwise dim economy. Capital spending among businesses was weak throughout the period due to worsening profit outlooks, a difficult financing environment and excess capacity. On the inflation front, consumer prices increased in spite of the weakening economy. In addition to higher energy prices, the costs of consumer services spiked sharply, particularly in the areas of shelter, medical care and education.

In response, the Federal Reserve aggressively slashed interest rates by making five rate cuts through May 2001, reducing short-term rates by 2.5 percent in the process. As the period progressed, it became evident that the Fed's easings were aimed not at controlling inflation, but at reviving the economy and remedying concerns over corporate capital investment. Given the lagged nature of the effects of Fed actions, we expect the full impact of these rate cuts to take effect in late 2001 and beyond.

Economic Outlook

Although economic growth remains sluggish, several factors point toward a recovery in the second half of 2001. One such factor is the apparent end of the inventory correction. While further liquidation of stocks on hand is likely to occur, especially in the high-tech area, the stage is set for other sectors to resume production. Indeed, we are already seeing increased production in the motor vehicle industry, while the power and energy generation sectors are operating near peak capacity with no excess inventories.

Financial indicators also point toward a reawakening economy. All three of the financial variables included in the Conference Board's Index of Leading Economic Indicators--price-adjusted M2 money supply, the spread between 10-year U.S. Treasury yields and the federal funds rate, and the S&P 500 stock price index--portend a second-half economic recovery. Fed rate cuts have resulted in a dramatic acceleration in the growth of money supplies, reflected in real M2 growth rates that were the fastest since 1998. As the Fed lowered its federal funds rate target by 250 basis points thus far this year, the yield on 10-year Treasuries actually drifted marginally higher. A rise in longer-maturity interest rates relative to the fed funds rate has historically been associated with stronger economic growth because the widening yield spread is an indication of rising credit demand. Finally, the upward trend in the S&P 500 stock price index is likely to positively influence future economic activity via increased household wealth and a lower cost of capital for corporations.

Another factor boding well for the economy is the recently enacted $1.35 trillion tax cut. We expect this fiscal stimulus--beginning with rebate checks in the third quarter of 2001 and continuing with gradually reduced tax rates-- to combine with the monetary stimulus of Fed easings to reinvigorate the economy going forward.

Although additional interest rate cuts cannot be ruled out, we believe the Fed's easing cycle is nearing its end. As a rule, Fed easing actions have a six- to nine-month lag time before their maximum impact on the economy is felt. Tax rebate checks will be mailed at a time when first quarter Fed rate cuts will be making a significant impact on the economy. Another factor that could temper the Fed's easing bias is higher actual and expected inflation rates. Year to date, consumer inflation, with or without its energy price components, has accelerated. In addition, inflation expectations, as measured by the yield spread between inflation-indexed and non-indexed Treasury securities, have moved higher. Thus, even tentative signs that economic growth is bottoming could discourage the Fed from cutting interest rates further.

Fixed Income Review

For the six-month period ended May 31, 2001, long-term U.S. Treasuries returned
1.06 percent, while intermediate Treasuries and T-bills returned 4.65 percent and 2.91 percent, respectively. Much of the focus during the period was on the corporate sector. We began the period underweighted in corporate securities, moved toward a neutral stance in late 2000, and eventually overweighted corporate holdings as valuations grew more attractive and company balance sheets improved.

In other areas of the market, the high yield sector overcame an abysmal year-end 2000 to become one of the better-performing asset classes, and we increased our high yield exposure while maintaining underweights in its poorly performing telecommunications and

--------------------------------------------------------------------------------
technology sectors. In the municipal market, we moved our portfolios to neutral as favorable seasonal patterns came to an end in January, and we later saw municipal credit quality come under greater scrutiny due to fallout from California's energy crisis. As our interest rate targets were met throughout the period, portfolio durations shifted from long to neutral.

Fixed Income Outlook

The reduction in the federal funds rate during 2001 represents the Fed's most aggressive move of this nature during Alan Greenspan's lengthy tenure as chairman. Although economic data remains mostly weak, we generally agree with the assessment that the easing cycle is nearing its end and we continue to maintain a neutral posture on interest rates. If our expectations for a second-half economic resurgence are validated by stronger data, we may begin to adopt a more defensive posture. For now, we believe the way to continue adding value is through sector and security selection decisions focused on the more credit-sensitive markets.

Corporate debt reduction and the beneficial balance sheet effects of decreased capital spending are continuing the deleveraging process that characterized the first half of 2001. The benefits of these trends are most apparent in the investment-grade communications and high yield sectors of the corporate market. We expect these trends to continue.

The passage of a $1.35 trillion tax cut will reduce future government surpluses. Lower surpluses imply fewer Treasury buybacks, which translates to a slight positive for non-Treasury issues. If the recent shift to a Democratic-controlled Senate leads to increased government spending, non-Treasury bonds would again stand to be the beneficiaries. We believe the tax cut will have a minimal impact on the municipal market. The relatively small decrease in marginal tax rates, along with the extended phase-in periods for cuts to the top bracket, dampen any impact. Of greater importance to the municipal market are the strong retail demand and heavy issuance that are expected to create attractive opportunities for investors.

As always, we thank you for your continued support of Northern Institutional Funds.

Sincerely,
Orie L. Dudley, Jr.
Chief Investment Officer

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(Unaudited)
Investment Abbreviations and Notes:
AMBAC   --American Municipal Bond Assurance Corp.
BAN     --Bond Anticipation Note
Colld.  --Collateralized
COP     --Certificate of Participation
CP      --Commercial Paper
FGIC    --Financial Guaranty Insurance Corp.
FHA     --Federal Housing Authority
FHLB    --Federal Home Loan Bank
FHLMC   --Freddie Mac
FNMA    --Fannie Mae
FRN     --Floating Rate Note
FSA     --Financial Security Assurance Corp.
GIC     --Guaranteed Investment Contract
G.O.    --General Obligation
Gtd.    --Guaranteed
HDA     --Housing Development Authority
HFA     --Housing Finance Authority
IDA     --Industrial Development Authority
IDR     --Industrial Development Revenue

LOC     --Letter of Credit
MBIA    --Municipal Bond Insurance Association
MS      --Morgan Stanley
MTN     --Medium Term Note
PCR     --Pollution Control Revenue
P-Floats--Puttable Floating Rate Security
PSF     --Permanent School Fund
RAN     --Revenue Anticipation Notes
ROC     --Reset Option Certificates
SFM     --Single Family Mortgage
Soc Gen --Societe Generale
TAN     --Tax Anticipation Note
TOB     --Tender Option Bond
TRAN    --Tax and Revenue Anticipation Note
TRB     --Tax Revenue Bond
VRDB    --Variable Rate Demand Bond
VRDN    --Variable Rate Demand Note

 . The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

 . Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes or, for floating rate securities, the current reset rate.

 . Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities per the Securities and Exchange Commission ("SEC") rules.

 . Amortized cost also represents cost for federal income tax purposes.

 . Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

                      Description
-------------------------------------------------------------------------------------------------
Principal                                               Maturity                       Amortized
 Amount                  Rate                             Date                            Cost
-------------------------------------------------------------------------------------------------
                          Government Select Portfolio
U.S. GOVERNMENT AGENCIES--100.2%
Federal Farm Credit Bank Discount Note--0.6%
$ 22,839                 4.00%                           2/22/02                       $   22,164
                                                                                       ----------
FHLB Discount Notes--73.4%
  75,000                 4.05                             6/1/01                           75,000
 540,420                 4.09                             6/1/01                          540,420
  18,397                 4.66                             6/1/01                           18,397
 100,000                 4.77                             6/1/01                          100,000
 200,000                 4.87                             6/1/01                          200,000
 100,000                 4.90                             6/1/01                          100,000
   8,000                 6.18                             6/1/01                            8,000
  69,438                 4.64                             6/6/01                           69,393
  65,000                 4.90                             6/6/01                           64,956
  85,000                 3.90                             6/8/01                           84,935
  75,000                 3.93                            6/15/01                           74,886
  60,000                 4.22                            6/18/01                           59,881
 100,000                 3.95                            6/20/01                           99,792
  75,000                 3.97                            6/20/01                           74,843
  21,548                 5.79                            6/20/01                           21,482
  60,000                 5.81                            6/20/01                           59,816
  25,000                 4.25                            6/21/01                           24,941
  95,000                 3.98                            6/22/01                           94,780
  35,000                 5.79                            6/22/01                           34,882
  92,610                 4.66                            6/27/01                           92,299
  16,500                 5.25                            6/27/01                           16,437
  20,000                 5.79                            6/27/01                           19,916
   5,144                 5.25                            6/29/01                            5,123
  35,270                 4.50                             7/6/01                           35,116
  54,200                 4.59                             7/6/01                           53,958
  35,000                 5.20                             7/6/01                           34,823
  16,500                 5.21                             7/6/01                           16,416
  15,000                 4.50                            7/11/01                           14,925
  15,000                 4.51                            7/11/01                           14,925
  55,000                 4.59                            7/11/01                           54,719
  90,000                 3.84                            7/13/01                           89,597
  35,000                 3.93                            7/13/01                           34,840
  24,471                 4.58                            7/13/01                           24,340
  35,150                 3.93                            7/18/01                           34,970
  50,000                 4.13                            7/20/01                           49,719
  50,000                 4.09                            7/27/01                           49,682
 115,000                 3.87                             8/1/01                          114,246
  50,000                 3.84                            8/17/01                           49,589
  75,000                 3.88                            8/17/01                           74,378
  50,000                 5.02                            8/17/01                           49,463
  20,000                 3.83                            8/24/01                           19,821
  42,010                 3.86                           11/19/01                           41,240
                                                                                       ----------
                                                                                        2,796,946
                                                                                       ----------

                      Description
--------------------------------------------------------------------------------------------------
Principal                                               Maturity                       Amortized
 Amount                  Rate                             Date                            Cost
--------------------------------------------------------------------------------------------------
FHLB FRN--20.6%
$150,000                 4.01%                           6/1/01                        $  149,979
 170,000                 4.22                            6/8/01                           169,978
 140,000                 3.92                           6/15/01                           139,980
  15,000                 3.93                           6/15/01                            14,998
  50,000                 3.95                           6/15/01                            49,990
  80,000                 3.97                           6/15/01                            79,988
 100,000                 3.90                           6/21/01                            99,985
  80,000                 3.87                           8/17/01                            79,988
                                                                                       ----------
                                                                                          784,886
                                                                                       ----------
FHLB MTN--5.6%
  40,000                 7.20                            6/7/01                            40,000
  50,000                 5.82                            7/9/01                            49,986
  50,000                 6.75                            2/1/02                            50,863
  70,000                 6.75                            5/1/02                            71,313
                                                                                       ----------
                                                                                          212,162
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.2%                                                              $3,816,158
--------------------------------------------------------------------------------------------------
Liabilities, less Other Assets--(0.2)%                                                     (8,037)
--------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                     $3,808,121
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

           Description
--------------------------------------------------
 Principal               Maturity Amortized
  Amount       Rate        Date     Cost
--------------------------------------------------
                              Government Portfolio
 U.S. GOVERNMENT AGENCIES--59.5%
 FHLB--0.6%
 $ 15,000  6.75%           5/1/02 $  15,297
                                  ---------
 FHLB Discount Notes--2.7%
   33,352  4.89            6/1/01    33,352
   14,000  4.59           7/11/01    13,929
   25,000  3.86           8/24/01    24,777
                                  ---------
                                     72,058
                                  ---------
 FHLB FRN--14.9%
   50,000  4.01            6/1/01    49,993
   20,000  3.95           6/15/01    19,996
   38,000  3.97           6/15/01    37,994
  140,000  3.96           6/17/01   139,988
  150,000  4.52           7/12/01   149,962
                                  ---------
                                    397,933
                                  ---------
 FHLMC Discount Notes--7.5%
  140,000  4.59           6/21/01   139,643
   10,906  5.81           6/21/01    10,871
   50,000  4.82           1/31/02    48,365
                                  ---------
                                    198,879
                                  ---------
 FHLMC FRN--4.5%
  120,000  3.88           7/26/01   119,987
                                  ---------
 FHLMC MTN--2.6%
   70,000  4.30            6/6/02    70,000
                                  ---------
 FNMA--0.9%
   25,000  6.20          12/20/01    25,000
                                  ---------
 FNMA Discount Notes--17.6%
   60,000  5.09            6/1/01    60,000
   36,000  6.40            6/1/01    36,000
   70,000  5.28           6/14/01    69,867
   75,000  5.67           6/21/01    74,764
   50,000  4.92            9/4/01    49,351
   67,500  4.35           11/1/01    66,252
   70,000  3.80           11/8/01    68,818
   45,000  4.12           12/3/01    44,046
                                  ---------
                                    469,098
                                  ---------
 FNMA FRN--8.2%
  130,000  4.03           3/21/02   130,000
   90,000  4.05           5/14/02    90,000
                                  ---------
                                    220,000
--------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES   1,588,252
--------------------------------------------------

           Description
---------------------------------------------------------------
 Principal                     Maturity
  Amount         Rate            Date        Amortized Cost
---------------------------------------------------------------
 REPURCHASE AGREEMENTS--43.3%
 (Colld. by U.S. Government Securities)
 Joint Repurchase Agreement--1.9%
           UBS-Warburg LLC, Dated
           5/31/01,
           Repurchase Price $50,039
 $ 50,000  4.05%                     6/7/01  $          50,000
                                             -----------------
 Repurchase Agreements--41.4%
           Bear Stearns Security Corp.,
           Dated 5/31/01,
           Repurchase Price $84,004
   83,994  4.25                      6/1/01             83,994
           Chase Manhattan, Dated
           5/31/01,
           Repurchase Price $80,488
   80,000  4.67                     7/17/01             80,000
           Lehman Brothers, Inc., Dated
           5/31/01,
           Repurchase Price $22,707
   22,704  4.20                      6/1/01             22,704
           Merrill Lynch, Inc., Dated
           5/31/01,
           Repurchase Price $150,018
  150,000  4.21                      6/1/01            150,000
           Salomon Smith Barney, Inc., Dated 5/31/01,
           Repurchase Price $100,012
  100,000  4.18                      6/1/01            100,000
           UBS-Warburg LLC, Dated
           5/31/01,
           Repurchase Price $670,079
  670,000  4.22                      6/1/01            670,000
                                             -----------------
                                                     1,106,698
---------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS                         1,156,698
---------------------------------------------------------------
 TOTAL INVESTMENTS--102.8%                   $       2,744,950
---------------------------------------------------------------
 Liabilities, less Other Assets--(2.8)%                (76,031)
---------------------------------------------------------------
 NET ASSETS--100.0%                          $       2,668,919
---------------------------------------------------------------
---------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
------------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
------------------------------------------------------
                          Diversified Assets Portfolio
 CERTIFICATE OF DEPOSITS--10.7%
 Domestic Depository Institutions--2.9%
           Bank of Nova
           Scotia, Portland
 $ 10,000  4.60%      4/2/02   $    9,998
   37,000  4.75      4/22/02       37,118
           Comerica Bank
   70,000  5.24      1/11/02       69,996
           First Union
           National Bank
   95,000  7.00      7/30/01       95,000
           Regions Bank, New
           York
   37,500  4.87       6/4/01       37,500
                               ----------
                                  249,612
                               ----------
 Foreign Depository Institutions--7.8%
           ABN-Amro Bank, New
           York
   30,000  4.04      5/16/02       29,997
           Banque Nationale
           de Paris, Paris
   15,000  5.55       7/9/01       15,000
           Barclays Bank,
           London Branch
   17,500  4.87       3/5/02       17,496
   25,000  4.65      3/28/02       25,024
           Bayerische
           Landesbank
           Girozentrale
   75,000  4.79      3/12/02       74,982
           Commerzbank, New
           York
   50,000  4.45      3/26/02       49,996
   10,000  4.61       4/2/02        9,999
   50,000  4.52       4/5/02       49,996
   20,000  4.05      5/13/02       19,998
           Deutsche Bank, New
           York
   10,000  4.07      5/10/02        9,999
   60,000  4.05      5/13/02       59,994
           Dexia Bank, New
           York
    4,000  6.98      7/18/01        4,001
           Dresdner Bank, New
           York
   15,000  5.24      9/17/01       15,007
           Landesbank Baden-
           Wuerttemberg,
           New York
   25,000  4.80      3/14/02       24,996
   12,500  4.81      3/14/02       12,499
   10,000  4.58       4/2/02        9,998
           Toronto Dominion
           Bank
   25,000  4.62      4/19/02       25,051
           UBS AG, New York
  100,000  4.05      5/13/02       99,991
           Westpac Banking
           Corp.
   80,000  5.42       1/8/02       79,995
   50,000  4.52       4/5/02       49,996
                               ----------
                                  684,015
------------------------------------------------------
 TOTAL CERTIFICATE OF DEPOS-
  ITS                             933,627
------------------------------------------------------

           Description
------------------------------------------------------------------
 Principal                       Maturity               Amortized
  Amount   Rate                  Date                      Cost
------------------------------------------------------------------
 COMMERCIAL PAPER--59.8%
 Administration of Environmental & Housing Programs--0.7%
           Alaska Housing Finance Corp.
 $ 22,000  5.00%                   6/6/01               $   21,985
   23,100  4.12                   7/11/01                   22,994
   13,650  3.95                    8/9/01                   13,547
                                                        ----------
                                                            58,526
                                                        ----------
 C&I Machines and Computer Equipment--1.1%
           Cooperative Association of Tractor Dealers
   62,500  4.25                    6/1/01                   62,500
    1,600  4.12                    6/4/01                    1,599
    5,875  4.05                    6/8/01                    5,870
           John Deere Capital Corp.
   12,000  5.27                   12/3/01                   12,010
   12,500  4.93                   1/14/02                   12,516
                                                        ----------
                                                            94,495
                                                        ----------
 Chemicals and Allied Products--0.1%
           American Home Foods Products, Inc.
    4,000  4.05                    6/1/01                    4,000
                                                        ----------
 Collateralized Loan Obligations--7.3%
           Atlantis One Funding Corp.
   35,051  4.25                    6/1/01                   35,051
  100,000  4.94                   6/15/01                   99,808
   52,118  5.07                   6/15/01                   52,015
           Moat Funding LLC
   95,000  4.27                   7/12/01                   94,538
   13,000  5.10                   7/30/01                   12,891
   20,000  6.34                   7/30/01                   19,792
   15,000  5.04                   8/10/01                   14,853
   25,000  5.04                   8/14/01                   24,741
           Stellar Funding, Inc.
    1,295  4.04                    6/4/01                    1,295
    2,500  4.10                    6/4/01                    2,499
   42,891  4.05                    6/5/01                   42,872
    4,007  4.05                    6/8/01                    4,004
   20,000  4.05                   6/12/01                   19,975
    8,736  4.03                   6/14/01                    8,723
   23,390  4.05                   6/15/01                   23,353
    2,650  4.02                   6/18/01                    2,645
   28,706  4.03                   6/18/01                   28,651
   38,888  4.05                   6/18/01                   38,813
    3,300  4.03                   6/19/01                    3,293
    1,004  4.02                   6/20/01                    1,002
    4,013  4.05                   6/20/01                    4,004
    1,205  4.02                   6/21/01                    1,202
    2,968  4.02                   6/22/01                    2,961
   12,678  4.05                   6/25/01                   12,644
   25,196  4.05                   6/27/01                   25,122
    2,026  4.15                   6/27/01                    2,020
    8,662  4.02                   6/29/01                    8,635

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

           Description
-----------------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
-----------------------------------------------------------
                    Diversified Assets Portfolio--Continued
Collateralized Loan Obligations--Continued
 $  3,763  4.65%      7/2/01   $    3,748
    5,032  4.02       7/6/01        5,012
   16,007  4.02      7/11/01       15,936
    5,032  4.01      7/17/01        5,006
    8,937  4.01      7/23/01        8,885
    8,586  4.00      8/20/01        8,510
                               ----------
                                  634,499
                               ----------
 Communications--1.2%
           AT&T Co.
   30,000  4.10      6/14/01       29,956
   50,000  4.28      6/22/01       49,875
           Qwest Corp.
   25,000  4.41      6/28/01       24,917
                               ----------
                                  104,748
                               ----------
 Domestic Depository Institutions--1.8%
           J.P. Morgan & Co.,
           Inc.
   85,000  4.23       6/1/01       85,000
           Marshall and Isley
           Corp.
   75,000  4.90      8/27/01       74,112
                               ----------
                                  159,112
                               ----------
 Education--0.2%
           Duke University
    2,600  5.00       6/6/01       12,591
                               ----------
 Electric Services--1.1%
           Duke Capital Corp.
   20,000  4.02      6/21/01       19,955
           General Electric
           Capital Services
   50,000  4.66      6/22/01       49,864
           Southern Co.
    4,784  4.01      6/25/01        4,771
           Vermont Yankee
           Nuclear Power LOC
   23,000  4.25       6/8/01       22,981
                               ----------
                                   97,571
                               ----------
 Executive, Legislative & General Gov-
  ernment--0.1%
           New York City
           Taxable G.O. Bonds
   12,375  5.30       8/1/01       12,376
                               ----------
 Foreign Depository Institutions--0.7%
           Danske Corp.
    9,000  5.85      6/14/01        8,981
           Halifax PLC
   50,000  4.05       6/5/01       49,978
                               ----------
                                   58,959
                               ----------
 Gas & Combined Utilities--0.4%
           Consolidated
           Natural Gas
   25,000  4.90      6/14/01       24,956
   10,000  4.00      8/24/01        9,907
                               ----------
                                   34,863
                               ----------

           Description
-----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
-----------------------------------------
 Insurance Carriers--0.4%
           Torchmark, Inc.
 $ 13,500  4.87%      6/5/01   $   13,493
    9,500  4.38      6/25/01        9,472
   13,000  4.04      7/20/01       12,929
                               ----------
                                   35,894
                               ----------
 Miscellaneous Manufacturing Industry--
  0.1%
           Newell Co.
   12,500  4.15       6/8/01       12,490
                               ----------
 Multi-Seller Conduits--26.5%
           Amstel Funding
           Corp.
   25,000  4.45       6/1/01       25,000
   30,000  4.95       6/8/01       29,971
   17,000  4.65      6/27/01       16,943
   54,857  4.75      6/27/01       54,669
   24,000  4.65      7/12/01       23,873
   13,000  4.26      7/23/01       12,920
           Amsterdam Funding
   55,000  4.25       6/1/01       55,000
   20,000  4.79       6/6/01       19,987
   12,110  4.07       6/8/01       12,100
           Blue Ridge Asset
           Funding
   18,370  4.02       6/5/01       18,362
   42,705  4.02      6/14/01       42,643
   62,524  4.02      6/18/01       62,405
    9,425  4.01      6/27/01        9,398
           Compass
           Securitization
   40,000  4.39       6/1/01       40,000
  100,000  5.24      7/10/01       99,432
  125,000  5.24      7/11/01      124,272
  100,000  4.64      7/12/01       99,472
   32,500  4.64      7/13/01       32,324
   40,000  4.65      7/17/01       39,762
           Concord Minutemen
           Capital Co.
   10,000  4.61      7/10/01        9,950
   22,104  4.65      7/10/01       21,993
   37,500  3.95      8/22/01       37,163
           Crown Point
           Capital Co.
   32,500  4.75      6/18/01       32,427
   28,000  4.00      7/20/01       27,848
   12,359  3.93      8/23/01       12,247
           Edison Asset
           Securitization
   85,000  4.34       6/8/01       84,928
   19,197  4.35       6/8/01       19,181
   20,000  4.13      6/15/01       19,968
   70,000  4.75      6/20/01       69,825
   87,500  4.31      6/22/01       87,280
   23,000  4.25      6/27/01       22,929
   30,000  3.99       7/6/01       29,884

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
-----------------------------------------
           Fairway Finance
           Corp.
 $ 16,891  4.04%      6/6/01   $   16,882
    4,000  4.03      6/15/01        3,994
           Four Winds Funding
   40,000  4.12      6/11/01       39,954
           Grand Funding
           Corp.
   12,500  4.70      6/20/01       12,469
    6,007  4.02      6/21/01        5,994
           Jupiter
           Securitization
           Corp.
   20,000  4.15       6/1/01       20,000
    3,849  4.10      6/15/01        3,843
   75,000  4.65      6/18/01       74,836
   23,935  4.00       7/2/01       23,853
   40,000  4.00      7/11/01       39,822
   30,000  4.72      7/19/01       29,811
           KBC Commercial
           Paper Trust
   20,000  4.15      6/14/01       19,970
   15,000  4.00       7/6/01       14,942
   40,000  4.05      7/12/01       39,816
           Kitty Hawk Funding
           Corp.
   26,542  5.85      6/26/01       26,434
           Lexington Parker
           Capital
   25,471  4.83       6/4/01       25,461
    9,500  5.10      7/25/01        9,427
   40,000  5.20      7/25/01       39,688
  100,000  4.70      8/31/01       98,812
           Ness LLC
   15,169  4.75      6/28/01       15,115
   20,000  4.30      7/23/01       19,876
   10,000  3.95      8/28/01        9,903
           Sheffield
           Receivables Corp.
    5,490  4.02      6/18/01        5,480
           Silver Tower U.S.
           Funding
   32,000  4.75      6/11/01       31,958
   42,500  4.25       7/2/01       42,344
   13,000  4.70       7/5/01       12,942
   39,000  4.65      7/12/01       38,793
           Special Purpose
           Accounts
           Receivables
   25,000  4.85       6/8/01       24,976
   50,000  4.75      6/14/01       49,914
   12,500  4.00       7/6/01       12,451
   62,500  4.70      7/13/01       62,157
           Thames Asset
           Global
           Securitization
   30,000  4.36      6/15/01       29,949
           Tulip Funding
           Corp.
   20,159  4.02       6/1/01       20,159
   17,500  4.32     12/18/01       17,080
           Victory
           Receivables Corp.
   25,000  4.10      6/11/01       24,972
    9,000  4.40      6/19/01        8,980
   13,500  4.00      7/25/01       13,419

           Description
---------------------------------------------------
 Principal               Maturity        Amortized
  Amount   Rate          Date               Cost
---------------------------------------------------
           Windmill Funding
 $ 25,000  4.79%           6/6/01        $   24,983
                                         ----------
                                          2,305,615
                                         ----------
 Other Receivables--0.1%
           Bills Securitization Ltd.
   12,500  5.85            6/1/01            12,500
                                         ----------
 Petroleum Refining--0.2%
           Koch Industries
   20,000  4.22            6/1/01            20,000
                                         ----------
 Public Finance Tax & Monetary--0.4%
           Oakland-Alameda County
           Coliseum Arena, Series
           1996A-2
   10,000  4.85            7/2/01            10,000
   23,200  4.85            7/3/01            23,200
                                         ----------
                                             33,200
                                         ----------
 Securities Arbitrage--9.5%
           Conduit Asset
           Backed Securities Co. LLC
   17,000  4.76           6/20/01            16,957
   20,000  4.80           6/20/01            19,950
    5,000  4.05           7/16/01             4,975
    8,000  4.27           7/25/01             7,949
    6,250  4.01            8/2/01             6,207
           FIDEX, PLC
   17,644  4.05           6/15/01            17,616
   11,930  4.01           7/27/01            11,856
           K2 (USA) LLC
   20,000  4.75            7/2/01            19,918
   20,000  3.85          11/28/01            19,615
           Lockhart Funding LLC
   23,500  4.77            6/6/01            23,484
           Moriarty Ltd.
   31,000  5.85           6/27/01            30,869
   35,000  5.25           7/12/01            34,791
   12,500  4.65           7/18/01            12,424
   50,000  5.05            8/9/01            49,516
   50,000  4.68            9/4/01            49,383
           MPF Ltd.
    7,500  5.02            6/8/01             7,493
   55,500  4.84           6/13/01            55,410
   12,500  4.93           6/14/01            12,478
   58,100  3.98            8/9/01            57,657
   15,500  3.96           8/20/01            15,364
           North Coast Finding LLC
   17,550  3.96            8/6/01            17,423
           Pennine Funding LLC
    5,500  4.75           6/13/01             5,491
   22,500  4.64           7/11/01            22,384
   14,500  5.04            8/1/01            14,376
   50,000  5.04            8/3/01            49,559

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

           Description
-----------------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
-----------------------------------------------------------
                    Diversified Assets Portfolio--Continued
 Securities Arbitrage--Continued
           Sigma Finance,
           Inc.
 $ 20,000  6.37%      6/4/01   $   19,989
    2,450  6.15      6/13/01        2,445
   21,000  5.92      6/25/01       20,917
   22,500  4.75       7/3/01       22,405
   17,500  4.61      7/11/01       17,410
   10,000  5.17      7/19/01        9,931
   35,000  4.79      7/20/01       34,772
   24,500  4.95      8/23/01       24,277
   20,000  3.86      11/9/01       19,655
           Westways Funding
           IV Ltd.
   19,300  4.25      7/25/01       19,177
   14,250  4.02      7/26/01       14,162
   34,500  3.95       8/9/01       34,239
                               ----------
                                  822,524
                               ----------
 Single-Seller Conduits--4.5%
           Citibank Credit
           Card Master Trust,
           Dakota
           Certificates
           Program
   90,000  4.25       6/1/01       90,000
  125,000  4.00       7/6/01      124,514
           MBNA Credit Card
           Master Trust,
           Emerald
           Certificates
   22,000  4.20       6/1/01       22,000
    7,500  4.85       6/4/01        7,497
   28,500  4.77      6/11/01       28,462
   40,000  4.35      6/19/01       39,913
   22,500  4.27       7/2/01       22,417
   10,000  4.06       7/9/01        9,957
   26,735  4.02      7/18/01       26,595
   16,480  3.97      7/26/01       16,380
                               ----------
                                  387,735
                               ----------
 Transportation Equipment--3.3%
           Ford Credit Canada
           Ltd.
   50,000  4.80       7/9/01       49,747
   50,000  5.28      7/23/01       49,619
   25,000  4.21       8/7/01       24,804
   25,000  4.21       8/8/01       24,801
   25,000  3.97      11/5/01       24,567
   25,000  3.97      11/6/01       24,564
           General Motors
           Acceptance Corp.
   67,105  4.23       6/1/01       67,105
   12,000  4.77      6/25/01       11,962
   13,000  4.33      7/18/01       12,927
                               ----------
                                  290,096
                               ----------
 Utilities--0.1%
           New York State
           Power Authority
   10,000  4.02      8/10/01       10,000
-----------------------------------------------------------
 TOTAL COMMERCIAL PAPER         5,201,794
-----------------------------------------------------------

           Description
-----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
-----------------------------------------
 CORPORATE NOTES--18.0%
 Administration of Environmental &
  Housing Programs--0.1%
           Tri-O Development
           LLC Program Notes,
           Series 1999
           (National City
           Bank LOC)
 $  3,880  4.15%      6/7/01   $    3,880
                               ----------
 Bank Holding Corp.--0.4%
           Citicorp
   12,500  4.21      2/14/02       12,519
           First Union Corp.
   22,500  4.46      11/9/01       22,509
                               ----------
                                   35,028
                               ----------
 Business Services--0.1%
           Birchwood Acres
           Ltd. Taxable VRDB,
           Series 2000
   12,410  4.12       6/7/01       12,410
                               ----------
 Chemical & Allied Products--1.0%
           Unilever Capital
           Corp. FRN
   90,000  5.11       9/7/01       90,000
                               ----------
 Collaterized Loan Obligations--1.5%
           Syndicated Loan
           Funding Trust
           Senior Secured
           Notes,
           Series 2001-1 FRN,
   35,000  4.23      3/15/02       35,000
           Series 2001-5,
   53,000  5.00      4/12/02       53,000
           Series 2000-14,
   13,000  7.31      6/15/01       13,001
           Series 2000-21,
   25,000  6.79     12/14/01       25,000
                               ----------
                                  126,001
                               ----------
 Communications--1.0%
           Airtouch
           Communications
   15,000  7.13      7/15/01       15,039
           AT&T Corp. FRN
   17,000  4.12      6/14/01       16,998
   50,000  4.11      7/19/01       50,000
    7,750  7.00      8/15/01        7,779
                               ----------
                                   89,816
                               ----------
 Domestic Depository Institutions--2.2%
           Firstar Bank
   50,000  4.50      4/18/02       49,940
           Fleet National
           Bank
   25,000  5.17       3/6/02       25,017
           Huntington
           National Bank
   12,500  4.44     10/29/01       12,505
   50,000  5.57       1/7/02       49,997
   45,000  5.04      2/26/02       44,994
           M & I Bank of
           Southern Wisconsin
   12,500  7.25      3/22/02       12,750
                               ----------
                                  195,203
                               ----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
---------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
---------------------------------------------
 Foreign Depository Institutions--0.9%
           Abbey National
           Treasury Services
 $ 50,000  4.04%    10/25/01   $   49,994
           Nordbanken
   25,000  4.88       7/3/01       25,017
                               ----------
                                   75,011
                               ----------
 Health Services--0.2%
           Crozer Keystone
           Health System VRDB
    7,210  4.15       6/7/01        7,210
           Surgery Center
           Financing Corp.
           VRDN,
           Series 97 (NCC
           Bank LOC)
    5,995  4.15       6/7/01        5,995
                               ----------
                                   13,205
                               ----------
 Non Depository Business Credit
  Institution--0.5%
           Associates Corp.
           of North America
   40,000  4.86      10/1/01       40,000
           Folk Financial
           Services
    6,465  4.12       6/7/01        6,465
                               ----------
                                   46,465
                               ----------
 Non Depository Personal Credit
  Institution--0.1%
           CIT Group
    5,000  4.42      11/2/01        5,001
    4,000  4.68      4/23/02        4,006
                               ----------
                                    9,007
                               ----------
 Securities Arbitrage--4.9%
           Dorada Finance
           Corp. MTN
   20,000  6.73      9/25/01       20,000
   17,500  6.75      9/27/01       17,500
   40,000  4.11      5/13/02       40,000
           K2 (USA) LLC, MTN
   20,000  6.65      9/17/01       20,000
   25,000  6.75      9/26/01       25,000
   25,000  4.74     10/15/01       25,001
   20,000  4.08      2/19/02       19,996
   32,500  4.83       3/4/02       32,500
   12,500  4.56       4/8/02       12,501
   15,500  4.46      4/15/02       15,501
   35,000  4.10      5/13/02       35,000
           Liberty
           Lighthouse, U.S.
           Capital
   50,000  4.61      5/13/02       50,000
           Sigma Finance MTN
   50,000  6.73      9/21/01       50,000
   50,000  6.64      11/1/01       50,000
   15,000  4.31       5/9/02       15,026
                               ----------
                                  428,025
                               ----------

           Description
-----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
-----------------------------------------
 Security & Commodity Brokers/Dealers--
  4.7%
           Goldman Sachs
           Group
 $ 18,000  4.20%    11/26/01   $   18,015
   30,000  5.35      12/7/01       30,039
   50,000  4.39      3/18/02       50,098
   10,000  5.11      3/25/02       10,018
   35,000  4.49       5/1/02       35,056
           Merrill Lynch &
           Co.
    7,500  7.62     11/21/01        7,615
  100,000  4.64       4/1/02      100,024
           Morgan Stanley
           Dean Witter & Co.
  140,000  4.29      8/31/01      140,000
           Morgan Stanley
           Trust Certificates
           1996-2, FRN
   17,152  4.14      6/23/01       17,152
                               ----------
                                  408,017
                               ----------
 Transportation Equipment--0.4%
           General Motors
           Acceptance Corp.
   20,000  4.57      7/11/01       20,007
   15,000  4.26      7/30/01       15,001
                               ----------
                                   35,008
-----------------------------------------
 TOTAL CORPORATE NOTES          1,567,076
-----------------------------------------
 MUNICIPAL INVESTMENTS--3.7%
 Administration of Environmental &
  Housing Programs--2.3%
           California Housing
           Finance Agency
           Home Mortgage
           Revenue Bond,
           Series R
   62,745  4.40       6/7/01       62,745
           Connecticut State
           Housing Finance
           Authority Series
           2001-A4
   12,250  4.15       6/7/01       12,250
           Virginia State HDA
           Commonwealth
           Mortgage Revenue
           Bonds, Series 1998
   90,500  4.40       6/7/01       90,500
           Virginia State HDA
           Commonwealth
           Mortgage Revenue
           Bonds, Series B,
   24,315  4.40       6/7/01       24,315
           Series C,
   11,410  4.40       6/7/01       11,410
                               ----------
                                  201,220
                               ----------
 Amusement & Recreation Services--0.2%
           Maryland Stadium
           Authority
           Facilities Lease
           Revenue, Series A
   16,300  4.09       6/7/01       16,300
                               ----------
 Communications--0.3%
           New Jersey
           Economic
           Development
           Authority Revenue
           MSNBC/CNBC
           Project, Series
           1997B
   23,399  4.41       6/1/01       23,399
                               ----------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

           Description
-----------------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
-----------------------------------------------------------
                    Diversified Assets Portfolio--Continued
 Construction--0.1%
           Metal Forming &
           Coining Corp.
           (National City
           Bank LOC)
 $  8,520  4.15%      6/7/01   $    8,520
                               ----------
 Electrical Services--0.3%
           Municipal Electric
           Authority of
           Georgia BAN,
           Series A,
   18,700  4.86      7/10/01       18,700
    4,431  4.75       8/3/01        4,431
           Series 1997,
    1,200  4.86      7/10/01        1,200
                               ----------
                                   24,331
                               ----------
 Executive, Legislative, & General
  Government--0.4%
           Denver City &
           County (Colorado)
           COP, Series 1996
    1,602  4.15       6/7/01        1,602
           Seattle,
           Washington Ltd.
           Tax G.O. Bonds,
           Series 1996-C, FRN
   33,825  4.20       6/7/01       32,825
                               ----------
                                   34,427
                               ----------
 Health Services--0.1%
           Health Insurance
           Plan of Greater
           New York, Series
           1990 B-1
   10,500  4.35       6/7/01       10,500
                               ----------
 Oil & Gas--0.0%
           Duncan Oil Co.
           VRDN, Series 2000,
           Duncan Oil Co.
           Project
    4,400  4.15       6/7/01        4,400
-----------------------------------------------------------
 TOTAL MUNICIPAL INVESTMENTS      323,097
-----------------------------------------------------------
 EURODOLLAR TIME DEPOSITS--
  4.4%
           Chase Manhattan
           USA, Grand Cayman
   85,000  4.25       6/1/01       85,000
           Commerzbank,
           Frankfurt
  100,000  4.25       6/1/01      100,000
           Danske Bank,
           London
  200,000  4.24       6/1/01      200,000
-----------------------------------------------------------
 TOTAL EURODOLLAR TIME
  DEPOSITS                        385,000
-----------------------------------------------------------

           Description
------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
------------------------------------------
 REPURCHASE AGREEMENTS--3.4%
 (Colld. by U.S. Government Securities)
 Joint Repurchase Agreement--0.6%
           UBS-Warburg LLC,
           Dated 5/31/01,
           Repurchase Price
           $50,039
 $50,000   4.05%     6/7/01    $   50,000
                               ----------
 Repurchase Agreements--2.8%
           Bear Stearns,
           Inc., Dated
           5/31/01,
           Repurchase Price
           $100,012
 100,000   4.22      6/1/01       100,000
           Lehman Brothers
           Inc., Dated
           5/31/01,
           Repurchase Price
           $45,553
  45,548   4.25      6/1/01        45,548
           UBS-Warburg LLC,
           Dated 5/31/01,
           Repurchase Price
           $100,012
 100,000   4.22      6/1/01       100,000
                               ----------
                                  245,548
------------------------------------------
 TOTAL REPURCHASE AGREEMENTS      295,548
------------------------------------------
 TOTAL INVESTMENTS--100.0%     $8,706,142
------------------------------------------
 Liabilities, less Other
  Assets--0.0%                       (951)
------------------------------------------
 NET ASSETS--100.0%            $8,705,191
------------------------------------------
------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
--------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
--------------------------------------------------
                              Tax-Exempt Portfolio
MUNICIPAL INVESTMENTS--96.9%
Alabama--3.2%
           Alabama Special
           Care Facilities
           Financing
           Authority Revenue
           Bonds, Series
           1999B (Ascension
           Health Gtd.)
 $ 7,000   3.10%      6/7/01    $ 7,000
           Oxford G.O. VRDB
           Trust Receipts,
           SGB 34 (AMBAC
           Insured)
   4,000   3.05       6/7/01      4,000
           Town of Columbia
           PCR Refunding
           Bond, Series 1995-
           C, Alabama Power
           Co. Project
   5,200   3.30       6/1/01      5,200
           West Jefferson
           County PCR IDR
           VRDN, Alabama
           Power Co. Project
           (Alabama Power
           Gtd.)
   2,400   3.05       6/1/01      2,400
                                -------
                                 18,600
                                -------
Alaska--1.1%
           Alaska Housing
           Finance Corp.
           VRDB, Merrill P-
           Floats PT-37
           (Colld. by Alaska
           Housing Finance
           Corp.)
   3,815   3.35       6/1/01      3,815
           Anchorage TAN
   2,300   3.75     12/14/01      2,307
                                -------
                                  6,122
                                -------
California--0.1%
           Los Angeles
           Department of
           Water and Power
           Revenue VRDN,
           Series 2001B
     600   2.75       6/1/01        600
                                -------
Colorado--3.7%
           Colorado HFA
           Multi-Family
           Mortgage Revenue
           VRDN, Series A-1
           (MBIA Insured)
   7,950   3.10       6/1/01      7,950
           Greenwood Village
           G.O. Bonds, Series
           2000, Fiddlers
           Business
           Improvement
           District (U.S.
           Bank LOC)
   1,700   3.05       6/7/01      1,700
           Jefferson County
           School District
           No. R-001 TAN
   5,000   5.00      6/27/01      5,002
           Pitkin County IDA,
           Series 1994-A,
           Aspen Skiing Co.
           Project (Bank One
           Chicago LOC)
   6,500   3.05       6/1/01      6,500
                                -------
                                 21,152
                                -------

           Description
--------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
--------------------------------------------
Delaware--0.2%

           Kent County
           Student Housing
           Revenue Bonds,
           Series 2000,
           Delaware State
           University Project
           (First Union
           National Bank LOC)
 $ 1,300   3.05%      6/7/01   $  1,300
                               --------
District of Columbia--2.2%
           District of Columbia
           Revenue VRDN, Series
           B, National Academy of
           Science (AMBAC
           Insured)
   1,500   2.80     11/14/01      1,500

           District of Columbia
           Water & Sewer VRDN,
           Citicorp Eagle Trust
           8121A (FSA Insured)
   7,000   3.05       6/7/01      7,000

           District of Columbia
           Water & Sewer VRDN,
           Series 1998, Citibank
           Eagle Trust 985201
           (FSA Insured)
   4,200   3.05       6/7/01      4,200
                               --------

                                 12,700
                               --------
Florida--3.0%
           Broward County Sales
           TRB, CP, Series A
   2,600   2.90       7/9/01      2,600
           Capital Project
           Finance Authority
           VRDN, Series 2000H
           (Caisse des Depots et
           Consignation GIC)
   3,000   3.20       6/7/01      3,000

           Florida State Turnpike
           Authority Revenue
           Bonds, Series A
           (Colld. by U.S.
           Government Securities)
   2,000   2.76       7/1/01      2,047

           Indian River County
           Hospital District
           VRDN, Series 1989 (KBC
           Bank LOC)
   2,500   3.40       6/8/01      2,500

           Orange County Health
           Facility Authority,
           Florida Hospital
           Association Health
           Facility Loan Program,
           Series 2000A (Caisse
           des Depots et
           Consignation GIC)
   2,500   3.20       6/7/01      2,500

           Sunshine State
           Government Financing
           Authority CP Revenue
           Notes, Series A,
           Government Financing
           Program
   4,425   3.15      9/11/01      4,425
                               --------
                                 17,072
                               --------
Georgia--7.7%
           Appling County
           Development Authority
           PCR Bonds, Series
           1997, Georgia Power
           Co. Plant Hatch
           Project (Georgia Power
           Co. Gtd.)
   2,900   3.05       6/1/01      2,900

           Atlanta MUNITOPS
           Certificates Trust
           VRDN, Series 2000-4
           (FGIC Insured)
  15,600   3.05       6/7/01     15,600


See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

           Description
-------------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
-------------------------------------------------------
       Tax-Exempt Portfolio--Continued
Georgia--Continued
           Burke County
           Development Authority
           PCR Bonds, Georgia
           Power Co. Plant Vogtle
           Project 1997 (Georgia
           Power Co. Gtd.)
 $   450   3.05%      6/1/01   $    450

           Columbus Unlimited
           G.O. Notes, Sales Tax
   1,350   4.50       7/1/01      1,350

           Development Authority
           of Cobb County Revenue
           Bonds, Series 2001,
           Boy Scouts of America
           (Sun Trust Banks LOC)
   3,000   3.05       6/7/01      3,000

           Fulco Hospital
           Authority Revenue
           Anticipation
           Certificate, Series
           1999, Piedmont
           Hospital Project (Sun
           Trust Bank LOC)
   1,000   3.00       6/7/01      1,000

           Fulton County School
           District Bonds,
           Citicorp Eagle Trust
           981001
   8,000   3.05       6/7/01      8,000

           Georgia State G.O.
           Bonds, Eagle Trust
           Series 97C1001
   3,840   3.05       6/7/01      3,840

           Georgia State G.O.
           Bonds, Series 1999D,
           Eagle Trust Series
           991002
   7,000   3.05       6/7/01      7,000

           Monroe County
           Development Authority
           PCR Bonds, Series
           1997, Georgia Power
           Co. Plan Scherer
           Project (Georgia Power
           Co. Gtd.)
   1,600   3.05       6/1/01      1,600
                               --------
                                 44,740
                               --------
Illinois--13.8%
           Berwyn G.O. Bonds
           (AMBAC Insured)
   2,955   3.50      12/1/01      2,962

           Chicago Board of
           Education G.O.
           Unlimited, Series A,
           School Reform Board
           (FGIC Insured)
   4,995   3.15       6/7/01      4,995

           Chicago Board of
           Education Variable
           Rate Certificate,
           Series 2000A, School
           Reform Board (FGIC
           Insured)
   3,405   3.05       6/7/01      3,405

           Chicago G.O. Equipment
           Notes (Harris Trust
           and Savings Bank LOC)
   2,700   4.38      10/4/01      2,700

           Chicago G.O. Project
           and Refunding Bond,
           Series 1998M, BA
           Partnership
           (FGIC Insured)
   5,000   3.25      7/26/01      5,000

           Chicago G.O. Refunding
           Bonds, Series 1998,
           Citicorp Eagle Trust
           981302 (FSA Insured)
   7,000   3.05       6/7/01      7,000

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
           Chicago Park District,
           Series 2001B, First
           Union Merlot (FGIC
           Insured)
 $ 2,115   3.11%      6/7/01    $2,115

           Chicago School Reform
           Board G.O. VRDN,
           Series 1996B, Bank of
           America Securities
           Variable Rate
           Certificates (MBIA
           Insured)
 $12,700   3.10       6/7/01    12,700

           DuPage Water
           Commission Water
           Revenue VRDN
   6,100   3.05       6/7/01     6,100

           Illinois Development
           Finance Authority,
           Series A, Olin Corp.
           Project (Wachovia Bank
           LOC)
   2,100   3.05       6/1/01     2,100

           Illinois Health
           Facilities Authority
           Revenue Bonds,
           Evanston Hospital
           Corp. (Evanston
           Northwestern
           Healthcare Gtd.)
   3,000   2.95     11/30/01     3,000

           Series C,
   5,000   4.45     10/31/01     5,000

           Illinois Health
           Facilities Authority
           Revenue Bonds, Series
           1985B, Evanston
           Hospital Corp.
   2,500   4.45      8/15/01     2,500

           Illinois Health
           Facilities Authority
           VRDN, Series 166, FHA
           Insured Mortgage,
           Sinai Health Systems
           (AMBAC Insured)
   2,200   3.05       6/7/01     2,200

           Illinois State G.O.
           Bonds, Series 2001-21,
           ABN AMRO MUNITOPs,
           (MBIA Insured)
   5,010   3.05       6/7/01     5,010

           Illinois State Sales
           TRB, Series U, Merrill
           Soc Gen Muni Trust SG9
           (FSA Insured)
   4,500   3.00       6/7/01     4,500

           Metropolitan Pier and
           Exposition Authority
           MS Trust Certificate
           2000 VRDN, Series 296
           (AMBAC Insured)
   2,500   3.05       6/7/01     2,500

           Northbrook Park
           District G.O.
           Refunding Notes,
           Series 2000B
   1,955   5.78      11/1/01     1,966

           Regional
           Transportation
           Authority Revenue
           VRDN, Series 20001303
           (MBIA Insured)
   4,000   3.05       6/7/01     4,000
                                ------
                                79,753
                                ------
Indiana--3.1%
           Indiana Bond Bank
           Advanced Funding
           Program Notes, Series
           A-2
   6,000   4.00      1/22/02     6,025

           Indiana Health
           Facilities Financing
           Authority Revenue
           Bonds, Series B,
           Ascension Health
   8,900   3.10       6/7/01     8,900

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------

           Indiana State
           Development Finance
           Authority VRDN,
           Indiana Historical
           Society Inc. Project
           (Bank One LOC)
 $ 1,350   3.05%      6/7/01   $  1,350

           Indiana Transportation
           Authority Highway
           Revenue VRDN, Citicorp
           Eagle Trust 981402
   1,650   3.05       6/7/01      1,650
                               --------
                                 17,925
                               --------
Iowa--0.4%
           Iowa Finance Authority
           SFM Revenue VRDN,
           Series 1999 A,
           Merrill P-Floats PT-99
   2,600   3.35       6/1/01      2,600
                               --------
Kansas--1.0%
           Lawrence Temporary
           Notes, Series I
   2,415   4.75       6/1/01      2,415

           Olathe Temporary
           Notes, Series 2000B
   3,500   5.00       6/1/01      3,500
                               --------
                                  5,915
                               --------
Kentucky--1.3%
           Clark County PCR
           Bonds, Series J-2,
           East Kentucky Power
           (National Rural
           Utilities Cooperative
           Finance Corp. Gtd.)
   2,205   3.25     10/15/01      2,205

           Kentucky Rural Water
           Finance Corp. Notes,
           Series 2000, Public
           Project Construction
           Notes
   5,000   5.00       2/1/02      5,057
                               --------
                                  7,262
                               --------
Louisiana--2.7%
           City of Huntington IDR
           VRDN, Allied Signal,
           Inc. Project
           (Honeywell
           International, Inc.
           Gtd.)
   1,500   3.15       6/7/01      1,500

           Greater Baton Rouge
           Port Commission PCR
           Chemical Co.
           Gtd.)
   4,935   4.40     12/15/01      4,935

           Lafayette Public Power
           Authority MS Floating
           Rate Trust Certificate
           2000 VRDN, Series 294
           (AMBAC Insured)
   3,995   3.05       6/7/01      3,995

           Lake Charles Harbor
           and Terminal District
           Lehman Floating Rate
           Trust, Series 2000
           FR/RI-C8 (Bank of
           America Gtd.)
   5,000   3.25       6/7/01      5,000
                               --------
                                 15,430
                               --------

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
Maryland--4.3%
           Howard County Multi-
           Family Housing Revenue
           VRDB, Series PT-313,
           P-Floats (Colld. by
           FNMA Securities)
 $ 3,155   3.00%      6/7/01   $  3,155

           Howard County Multi-
           Family Housing VRDB,
           Sherwood Crossing Ltd.
           (U.S. Government
           Securities LOC)
   2,000   4.85       6/1/01      2,000

           Maryland State
           Community Development
           Administration
           Residential Revenue
           Bonds, Series 2001C
   4,000   3.20      3/28/02      4,000

           Maryland State
           Community Development
           Administration Revenue
           Bonds, Series 1993,
           Merrill P-Floats PT-12
   8,360   3.35       6/1/01      8,360

           Maryland State G.O.
           Unlimited VRDN
   6,000   4.50      6/14/01      6,000

           Montgomery County SFM
           Revenue VRDB, Series
           PA-40, Merrill P-
           Floats
   1,120   3.00       6/7/01      1,120
                               --------
                                 24,635
                               --------
Michigan--0.9%
           Michigan Strategic
           Fund Ltd. G.O. Bonds,
           Series 1993A,
           Consumers Power Co.
           Project (AMBAC
           Insured)
   2,500   3.05       6/1/01      2,500

           Western Michigan
           University Revenue
           Bonds, Series A
           (Colld. by U.S.
           Government Securities)
   2,750   6.50      7/15/01      2,773
                               --------
                                  5,273
                               --------
Minnesota--1.3%
           Minnesota HFA SFM
           Bonds, Series 2000L
           (AMBAC Insured)
   4,200   4.40     11/29/01      4,200

           Rochester Healthcare
           Facility Revenue
           Bonds, Series B, Mayo
           Foundation
   3,500   3.50       6/7/01      3,500
                               --------
                                  7,700
                               --------
Mississippi--0.3%
           University of
           Mississippi Building
           Corp. Revenue VRDB,
           Series 2000A, Campus
           Improvement Project
           (MBIA Insured)
   2,000   3.05       6/7/01      2,000
                               --------
Missouri--0.8%
           Missouri State Health
           and Educational
           Facilities Authority,
           Series 1999A, Missouri
           Pooled Hospital Loan
           Project (Caisse des
           Depots et Consignation
           LOC)
   3,550   3.20       6/7/01      3,550

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

           Description
-------------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
-------------------------------------------------------
        Tax-Exempt Portfolio--Continued

Missouri--Continued
     St. Louis County IDA
     VRDB, Series 1996B,
     Friendship Village
     WEST County Project
     (LaSalle Bank LOC)
 $ 1,100   3.02%      6/1/01   $  1,100
                               --------
                                  4,650
                               --------
Montana--0.3%
     City of Forsyth,
     Rosebud County PCR
     Bonds, Series 1988,
     Pacificorp Project
     (Rabobank LOC)
   1,700   3.35       6/1/01      1,700
                               --------
Nevada--2.1%
     Nevada State Municipal
     VRDB, Series 1997
     SGB31 (FGIC Insured)
  12,165   3.05       6/7/01     12,165
                               --------
New Mexico--0.9%
     New Mexico State TRAN,
     Series 2000A
   5,000   5.00      6/29/01      5,003
                               --------
New York--1.5%
     New York City G.O.
     Bonds, Series J-2,
     Fiscal 1996
     (Commerzbank LOC)
   8,700   2.75       6/1/01      8,700
                               --------
North Carolina--1.7%
     Durham City Water and
     Sewer Utility Revenue
     Bonds, Series 1994
   1,000   3.10       6/7/01      1,000
     North Carolina State
     G.O. Bonds, Series A,
     Smith Barney, ROC1-12
   8,750   3.05       6/7/01      8,750
                               --------
                                  9,750
                               --------
Ohio--0.7%
     Clinton County
     Hospital Revenue
     Bonds, Ohio Hospital
     Capital Inc. Pooled
     Financial (Fifth Third
     Bank LOC)
   1,900   3.20       6/7/01      1,900
     Pickerington, Ohio
     Local School District
     BAN
   2,000   3.20     12/14/01      2,003
                               --------
                                  3,903
                               --------
Oklahoma--1.8%
     Garfield County
     Industrial Authority
     Bonds, Series A,
     Oklahoma Gas &
     Electric Co. Project
     (Oklahoma Gas &
     Electric Co. Gtd.)
   7,200   3.30       6/7/01      7,200
     Muskogee Industrial
     Trust, Series A,
     Oklahoma Gas &
     Electric Co. Project
     (Oklahoma Gas &
     Electric Co. Gtd.)
   1,400   3.25       6/7/01      1,400
     Tulsa Industrial
     Revenue Bonds, Series
     2000B, University of
     Tulsa (MBIA Insured)
   1,720   3.00       6/7/01      1,720
                               --------
                                 10,320
                               --------

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
Oregon--1.7%
     Oregon Housing &
     Community Services
     Department SFM Bonds,
     (Colld. by U.S.
     Government Securities)
     Series 2000M,
 $ 7,000   4.40%    11/28/01   $  7,000
     VRDN, Series 298,
   2,800   3.05       6/7/01      2,800
                               --------
                                  9,800
                               --------
Pennsylvania--1.4%
     Allegheny County
     Hospital, Series C,
     Presbyterian Health
     Center (MBIA Insured)
   1,550   2.95       6/7/01      1,550
     Pennsylvania Higher
     Education Facilities
     Authority VRDN, Series
     B1, Allentown College
     (PNC Bank LOC)
   2,600   4.40      11/1/01      2,600
     Series 2000G3, Point
     Park College (PNC Bank
     LOC)
   2,000   5.00      11/1/01      2,005
     Philadelphia Hospitals
     and Higher Education
     Facilities VRDN,
     Series B, Jefferson
     Health System
   2,000   3.35      3/28/02      2,000
     Washington County
     Authority Lease
     Revenue Bonds, Series
     B-1, Subseries E (Eye
     & Ear Hospitals)
     (Allied Irish Bank
     LOC)
     150   3.03       6/7/01        150
                               --------
                                  8,305
                               --------
South Carolina--0.7%
     South Carolina School
     Facilities G.O. Bonds,
     Series 7, 2000 ROCS
   4,000   3.05       6/7/01      4,000
                               --------
Tennessee--5.2%
     Johnson City Health
     and Educational
     Facilities Authority
     Bonds, Series 2000A
     (MBIA Insured)
   4,500   3.20       6/7/01      4,500
     Memphis G.O. General
     Improvement VRDB,
     Series 1996, Soc Gen
     Trust SGB-23 (Memphis
     City Insured)
   3,100   3.05       6/7/01      3,100
     Metropolitan Nashville
     & Davidson County
     Electric Revenue
     Bonds, Citicorp Eagle
     Trust 984201
   8,450   3.05       6/7/01      8,450
     Metropolitan Nashville
     & Davidson County G.O.
     Bonds, Series A
   2,000   5.00     10/15/01      2,013
     Sevier County Public
     Building Authority
     Local Government Public
     Improvement VRDB,
     Series IV-B-1 (FSA
     Insured),
   1,200   3.15       6/1/01      1,200

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
     Series IV-B-6 (FSA Insured),
 $1,400    3.15%      6/1/01   $  1,400
     Series IV-C-3 (FSA
     Insured),
  1,400    3.15       6/1/01      1,400
     Series IV-D-1 (AMBAC
     Insured),
  1,100    3.15       6/1/01      1,100
     Series IV-D-2 (AMBAC
     Insured),
  3,700    3.15       6/1/01      3,700
     Shelby Health &
     Education Housing
     Board, Series 2001,
     Youth Villages VRDN
     (Allied Irish Bank
     LOC)
  3,000    3.00       6/7/01      3,000
                               --------
                                 29,863
                               --------
Texas--13.6%
     Bexar County Multi-
     Family HFA VRDN, PT-
     1238 (Merrill Lynch &
     Co. Inc. Gtd.)
  3,000    3.20       6/7/01      3,000
     Brazos River Harbor
     Navigational District,
     Series 1990, Dow
     Chemical Co. Project
     (Dow Chemical Co.
     Gtd.)
  1,100    2.80      7/16/01      1,100
     Comal Independent
     School District ABN
     AMRO MUNITOPS, Series
     99-9 (PSF of Texas
     Gtd.)
    850    3.05       6/7/01        850
     Dallas G.O. Refunding
     Bonds, Morgan Stanley
     VRDN, Series 1998-93
  3,595    3.05       6/7/01      3,595
     Dallas Independent
     School District
     G.O. Unlimited VRDN
     TRAN,
     Merrill P-Floats PT-
     370
     (Colld. by U.S.
     Government Securities)
  6,885    4.50      6/14/01      6,885
     Denton Independent
     School District G.O.
     Unlimited Notes,
     Series B (PSF of Texas
     Gtd.)
  2,200    4.40      8/15/01      2,200
     Granbury Independent
     School District VRDN,
     Series 1999,
     P-Float SG-129 (PSF of
     Texas Gtd.)
  4,815    3.00       6/7/01      4,815
     Harris County Toll
     Road Unlimited Tax
     Revenue Notes, Series
     1994A, Citicorp Eagle
     Trust 954302
  6,900    3.05       6/7/01      6,900
     Houston Higher
     Education Financial
     Authority VRDN, Soc
     Gen Muni Trust #83,
     Rice University
     Project
  5,000    3.02       6/7/01      5,000

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
     Houston Water & Sewer
     Revenue Bonds,
     Citicorp TOB, Series
     CR-2L (MBIA Insured)
 $   250   3.10%      6/7/01    $   250
     Sabine River Authority
     PCR Bonds,
     Southwestern Electric
     Co. Clipper Trust 2001
     (MBIA Insured)
   6,000   3.50     12/14/01      6,000
     Tarrant County Housing
     Finance Corp. Multi-
     Family Revenue VRDN,
     Series
     PT-473, Merrill P-
     Floats (FHLMC Gtd.)
   3,755   4.20      6/14/01      3,755
     Texas City Industrial
     Development Corp.
     VRDN, Series 200A34,
     First Union Merlot,
     Arco Pipeline Project
   3,995   3.11       6/7/01      3,995
     Texas State TRAN,
     Series 2000-01
  27,000   5.25      8/31/01     27,063
     Trinity River IDA
     VRDN, Automatic Data
     Processing Inc.
     Project (Automatic
     Data Processing Gtd.)
     700   3.30       6/1/01        700
     Yoakum County
     Industrial Development
     Corp. PCR VRDN, Amoco
     Project (Amoco Oil Co.
     Gtd.)
   2,265   3.05      11/1/01      2,265
                                -------
                                 78,373
                                -------
Utah--1.0%
     Intermountain Power
     Agency Revenue Bonds,
     Series 1995, Merrill
     Soc Gen Trusts SG 6
     (FSA Insured)
   6,000   3.00       6/7/01      6,000
                                -------
Washington--10.1%
     Clark County Public
     Utility BAN, District
     No. 001
   5,000   4.00      3/26/02      5,030
     Seattle Municipal
     Light & Power Revenue
     VRDN, SMB ROC II-R
     (FSA Insured)
     Series 48,
   5,995   3.05       6/7/01      5,995
     Series 49,
   6,885   3.05       6/7/01      6,885
     Seattle Municipal
     Light & Power Revenue
     VRDN, Series 1999,
     Merrill P-Floats PT-
     422
   6,495   3.45       6/7/01      6,495
     Tacoma BAN CP
     (Bank of America LOC)
   3,500   3.15      9/13/01      3,500
     Washington G.O.
     Refunding Bonds, Eagle
     Trust Series 1993C
   4,400   3.05       6/7/01      4,400

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

           Description
-------------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
-------------------------------------------------------
                        Tax-Exempt Portfolio--Continued
Washington--Continued
     Washington Public
     Power Supply System
     VRDN, Citicorp Eagle
     Trust Series 944701
 $13,900   3.05%      6/7/01   $ 13,900
     Washington State G.O.
     Notes, Series 1993B
     Smith Barney Soc Gen
     Muni Trust SGB-13
  12,000   3.05       6/7/01     12,000
                               --------
                                 58,205
                               --------
Wisconsin--0.9%
     Cedarburg School
     District BAN, Series
     2001
   2,000   3.50      12/1/01      2,001
     University of
     Wisconsin Hospital &
     Clinics Hospital
     Revenue Bonds (FSA
     Insured)
   3,000   3.11       6/7/01      3,000
                               --------
                                  5,001
                               --------
Multiple States Pooled Securities--2.2%
     Pooled P-Floats VRDN,
     Series PPT2
     500   3.50       6/1/01        500
     Pooled Puttable VRDN,
     Merrill P-Floats,
     Series PPT-31
  12,000   3.20       6/7/01     12,000
                               --------
                                 12,500
-------------------------------------------------------
 TOTAL MUNICIPAL INVESTMENTS    559,017
-------------------------------------------------------

        Description
-------------------------------
                      Amortized
 Shares                 Cost
-------------------------------
OTHER INVESTMENTS--2.3%
  1,355 AIM Tax Free
        Money Market
        Fund          $  1,355
    600 Dreyfus Tax
        Exempt Cash
        Management
        Fund               600
 10,953 Federated
        Tax-Free
        Trust Money
        Market
        Fund #15        10,953
    319 Federated
        Tax-Free
        Trust Money
        Market
        Fund #73           319
-------------------------------
 TOTAL OTHER
  INVESTMENTS           13,227
-------------------------------
 TOTAL INVESTMENTS--
  99.2%               $572,244
-------------------------------
 Other Assets, less
  Liabilities--0.8%      4,451
-------------------------------
 NET ASSETS--100.0%   $576,695
-------------------------------
-------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
-------------------------------------------------
                              Municipal Portfolio
 MUNICIPAL INVESTMENTS--97.0%
 Alabama--1.4%
           Birmingham Medical
           Clinic Board VRDB,
           University of
           Alabama Health
           Services
 $1,000    3.05%      6/7/01    $ 1,000
           Eutaw PCR VRDB,
           Mississippi Power
           Co., Greene County
           Project
    550    3.25       6/1/01        550
           Town of Columbia
           PCR Refunding
           VRDB, Alabama
           Power Co. Project,
           Series 1995-C
    400    3.30       6/1/01        400
                                -------
                                  1,950
                                -------
 Alaska--1.4%
           Anchorage County
           TAN
  2,000    3.09     12/14/01      2,006
                                -------
 California--1.0%
           California
           Economic
           Development
           Finance Authority
           Revenue VRDB,
           Series 2000,
           Independent
           Systems Operations
           Corp. Project
  1,200    3.05       6/7/01      1,200
           California HFA
           Multi-Family
           Housing Revenue
           VRDB, III Series
           2000-D
    100    3.15       6/1/01        100
           Los Angeles
           Department of
           Water & Power
           Revenue VRDB,
           Series 2001B1
    150    2.75       6/1/01        150
                                -------
                                  1,450
                                -------
 Colorado--3.9%
           Colorado Multi-
           Family HFA Insured
           Mortgage Revenue
           VRDB, Series A
  1,600    3.05      10/1/01      1,600
           Colorado Multi-
           Family HFA VRDB,
           Series A-1
  1,000    3.10       6/1/01      1,000
           Colorado Springs
           Utility VRDB,
           Series A, SGA-88
    900    3.20       6/1/01        900
           Intermountain
           Power Agency
           Goldman Sachs CP,
           Series 1997B
  1,000    2.80       8/8/01      1,001
           Jefferson County
           School District
           No. R-001 TAN,
           Series 2
  1,000    4.28      6/27/01      1,000
                                -------
                                  5,501
                                -------
 Florida--5.1%
           Dade County
           Special Obligation
           VRDB, Series 1990,
           Capital Asset
           Acquisition (Bank
           of America LOC)
    635    3.10       6/7/01        635

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
           Escambia County
           PCR Refunding
           VRDB, Series 1997,
           Gulf Power Co.
           Project
 $ 1,800   3.25%      6/1/01   $  1,800
           Florida State
           Turnpike Authority
           Revenue Bonds,
           Series A (Colld.
           by U.S. Government
           Securities)
   4,093   7.20       7/1/01      4,094
           Jacksonville
           County PCR
           Refunding Bonds,
           Series 1999,
           Florida Power &
           Light Project
     500   3.30      7/12/01        500
           Sunshine State
           Government
           Financing
           Commission VRDB,
           Series 1986 (AMBAC
           Insured)
     150   2.90       6/7/01        150
                               --------
                                  7,179
                               --------
 Georgia--4.7%
           Appling City
           Development
           Authority PCR
           VRDB, Series 1997,
           Georgia Power Co.,
           Plant Hatch
           Project
     600   3.05       6/1/01        600
           Atlanta MUNITOPS
           Certificates Trust
           Revenue VRDB,
           Series 2000-4
           (FGIC Insured)
   1,000   3.05       6/7/01      1,000
           Burke City
           Development
           Authority PCR
           VRDB, Series 1999,
           Georgia Power Co.,
           Plant Vogtle
           Project
   1,700   3.05       6/1/01      1,700
           Fulco Hospital
           Authority RAN,
           Piedmont Hospital
           Project
   1,600   3.00       6/7/01      1,600
           Fulton County
           School District
           VRDB, Citicorp
           Eagle Trust 981001
   1,700   3.05       6/7/01      1,700
                               --------
                                  6,600
                               --------
 Hawaii--1.3%
           Honolulu City &
           County G.O. Bonds,
           Series 1999C
   1,750   4.50       7/1/01      1,752
                               --------
 Illinois--9.3%
           Chicago Board of
           Education G.O.
           Unlimited VRDB,
           Series A (PA 616),
           School Reform
           Board (FGIC
           Insured)
     500   3.15       6/7/01        500
           Chicago G.O.
           Equipment Notes
           (Harris Trust &
           Savings Bank LOC)
   1,800   4.38      10/4/01      1,800
           Chicago G.O.
           Refunding Notes,
           Series 1998,
           Citicorp Eagle
           Trust 981302 (FSA
           Insured)
   1,600   3.05      10/4/01      1,600
           Chicago Park
           District VRDB,
           First Union
           Merlot, Series
           2001A61
   5,000   3.11       6/7/01      5,000

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)

           Description
-------------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
-------------------------------------------------------
                         Municipal Portfolio--Continued
 Illinois--Continued
           Illinois
           Development
           Finance Authority
           Revenue VRDB, Oak
           Crest Residence
           Project (American
           National Bank &
           Trust LOC)
 $ 1,500   3.15%      6/7/01   $  1,500
           Illinois Health
           Facilities
           Authority Revenue
           Bonds, Series
           1985B, Evanston
           Hospital Corp.
   1,500   4.45      8/15/01      1,500
           Illinois Health
           Facilities Revenue
           VRDB, Series 166,
           FHA Insured
           Mortgage, Sinai
           Health System,
           (AMBAC Insured)
     800   3.05       6/7/01        800
           Illinois Regional
           Transportation
           Authority Revenue
           VRDB, Series
           20001303 (MBIA
           Insured)
     300   3.05       6/7/01        300
                               --------
                                 13,000
                               --------
 Indiana--5.1%
           Indiana Bond Bank
           Advance Funding
           Program Notes,
           Series A-2
   2,000   4.00      1/22/02      2,008
           Indiana
           Transportation
           Authority Highway
           Revenue VRDB,
           Citicorp Eagle
           Trust 981402
   2,600   3.05       6/7/01      2,600
           Princeton PCR
           VRDB, PSI Energy
           Project
   2,500   3.00       6/1/01      2,500
                               --------
                                  7,108
                               --------
 Kansas--1.9%
           Lawrence Temporary
           Notes, Series I
   1,000   4.75       6/1/01      1,000
           Olathe Temporary
           Notes, Series 2000
           B
   1,625   5.00       6/1/01      1,625
                               --------
                                  2,625
                               --------
 Kentucky--2.2%
           Clark County PCR
           Bonds, Series J-2,
           East Kentucky
           Power (National
           Rural Utilities
           Cooperative
           Finance Corp.
           Gtd.)
   1,500   3.25     10/15/01      1,500
           Kentucky Rural
           Water Finance
           Corp. G.O. Notes
           2000, Public
           Project
           Construction
   1,000   5.00       2/1/02      1,011
           Mason County PCR
           VRDB, Series 1984-
           B1, Power Project
     505   3.10       6/7/01        505
                               --------
                                  3,016
                               --------
 Louisiana--2.0%
           Calcasieu Parish
           VRDB, Series 1993-
           B, Olin Corp.
           Project
   1,000   3.05       6/1/01      1,000
           Greater Baton
           Rouge Port
           Commission Revenue
           Bonds, Dow
           Chemical Co.
           Project
     500   4.40     12/15/01        500

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
           Louisiana Public
           Facilities
           Authority VRDB,
           Series 2000,
           Equipment &
           Capital Facilities
           Pooled Loan
 $ 1,350   3.05%      6/7/01   $  1,350
                               --------
                                  2,850
                               --------
 Maryland--0.7%
           Maryland State
           G.O. Unlimited
           Bonds
   1,000   4.50      6/14/01      1,000
                               --------
 Michigan--1.4%
           Detroit Sewage
           Disposal System
           VRDB, First Union
           Merlots Series
           2000A
           (FGIC Insured)
     700   3.11       6/7/01        700
           Michigan Hospital
           Finance Authority
           VRDB, Series 2000,
           Mt. Clemens
           General Hospital
     350   3.05       6/7/01        350
           Michigan Strategic
           Fund PCR CP,
   1,000   2.80      7/16/01      1,000
                               --------
                                  2,050
                               --------
 Minnesota--2.9%
           Rochester Health
           Care Facilities
           CP, Mayo
           Foundation
           Series
           B,
     500   3.50       6/7/01        500
           Series
           B,
   1,800   2.75      8/24/01      1,800
           Series
           C,
   1,700   2.75      8/24/01      1,700
                               --------
                                  4,000
                               --------
 Mississippi--1.9%
           Mississippi
           Business Finance
           Corp. Revenue
           VRDB, Series 2000,
           St. Andrew's
           Project
   2,600   3.00       6/7/01      2,600
                               --------
 Missouri--0.5%
           Missouri Health &
           Education
           Facilities
           Authority VRDB,
           Series 99A,
           Missouri Pooled
           Hospital Loan
           Program (Caisse
           des Depots et
           Consignations LOC)
     700   3.20       6/7/01        700
                               --------
 Nevada--0.4%
           Nevada State VRDB,
           Series 1997-SGB31
           (FGIC Insured)
     500   3.05       6/7/01        500
                               --------
 New Mexico--1.4%
           New Mexico State
           TRAN, Series 2000A
   2,000   5.00      6/29/01      2,001
                               --------
 New York--2.9%
           New York City G.O.
           Bonds, Fiscal
           1996, Series J-2
           (Commerzbank LOC)
   4,000   2.75       6/1/01      4,000
                               --------
 North Carolina--1.2%
           Durham City Water
           & Sewer Utility
           Revenue VRDB,
           Series 1994
     500   3.10       6/7/01        500

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
           North Carolina
           State G.O. VRDB,
           Series A, Smith
           Barney ROC 1-12
 $ 1,150   3.05%      6/7/01   $  1,150
                               --------
                                  1,650
                               --------
 Ohio--4.1%
           Dublin City School
           District BAN,
           Series 2001
   4,800   3.22     12/12/01      4,809
           Pickerington, Ohio
           Local School
           District BAN,
   1,000   3.20     12/14/01      1,001
                               --------
                                  5,810
                               --------
 Oklahoma--2.2%
           Garfield County
           Industrial
           Authority VRDB,
           Series A, Gas &
           Electric Co.
           Project
   1,100   3.30       6/7/01      1,100
           Rural Enterprises
           of Oklahoma, Inc.
           VRDB, Series
           2000A, Government
           Finance Program
           (Bank of America
           GIC)
     500   3.20       6/7/01        500
           Tulsa Industrial
           Revenue VRDB,
           Series 2000B,
           University of
           Tulsa (MBIA
           Insured)
   1,520   3.00       6/7/01      1,520
                               --------
                                  3,120
                               --------
 Oregon--0.5%
           Oregon Housing and
           Community Services
           Dept., SFM, MS
           Floating Rate
           Trust Certificates
           2000, Series 298
     695   3.05       6/7/01        695
                               --------
 Pennsylvania--3.2%
           Delaware Valley
           Regional Financing
           Authority Local
           Government Revenue
           VRDB, Series 1985-
           D
     200   2.90      6/17/01        200
           Geisinger
           Authority Health
           System Revenue
           VRDB, Series 2000
   1,800   3.00       6/1/01      1,800
           Pennsylvania
           Higher Education
           Facilities
           Authority Revenue
           Bonds, Series C1,
           Carlow College
           (PNC Bank LOC)
   1,400   4.40      11/1/01      1,400
           Philadelphia
           Hospital & Higher
           Education Facility
           Revenue Bonds,
           Series B,
           Jefferson Health
           System
   1,000   3.35      3/28/02      1,000
           Washington County
           Authority Lease
           Revenue VRDB,
           Higher Education
           Pooled Equipment
           Lease
           (First Union
           National Bank LOC)
     100   3.10       6/7/01        100
                               --------
                                  4,500
                               --------
 South Carolina--2.9%
           Charleston County
           School District
           G.O. Bonds
   1,000   4.00       2/1/02      1,002

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
           South Carolina
           Public Service
           Authority
           Promissory Notes
 $ 3,000   2.75%      8/8/01   $  3,000
                               --------
                                  4,002
                               --------
 Tennessee--6.6%
           Knox County
           Health, Education,
           Housing VRDB
           (Caisse des Depots
           et Consignations
           LOC)
   1,000   3.20       6/7/01      1,000
           Memphis G.O.
           General
           Improvement VRDB,
           Series 1996, Soc
           Gen Trust SGB-23
   1,900   3.05       6/7/01      1,900
           Metropolitian
           Nashville &
           Davidson Counties
           Electric Revenue
           VRDB, Citicorp
           Eagle Trust Series
           984201
   1,050   3.05       6/7/01      1,050
           Metropolitian
           Nashville &
           Davidson Counties
           G.O. Improvement
           Bonds, Series A
   1,000   5.00     10/15/01      1,006
           Sevier County
           Building Authority
           Local Government
           Public Improvement
           VRDB,
           Series IV-A-2,
     900   3.15       6/1/01        900
           Series IV-B-1 (FSA
           Insured),
   1,100   3.15       6/1/01      1,100
           Series IV-B-5,
   1,800   3.15       6/1/01      1,800
           Series IV-D-2,
     500   3.15       6/1/01        500
                               --------
                                  9,256
                               --------
 Texas--5.8%
           Comal Independent
           School District
           ABN AMRO MUNITOPS
           Certificates VRDB,
           Series 99-9 (PSF
           of Texas Gtd.)
     600   3.05       6/7/01        600
           Houston Higher
           Education Finance
           Authority VRDB,
           Soc General
           Municipal Trust
           No. 83, Rice
           University
   1,500   3.02       6/7/01      1,500
           Tarrant County
           Multi-Family HFA
           Bonds, Merrill
           Lynch P-Floats PT-
           473
   2,000   4.20      6/14/01      2,000
           Texas State TRAN,
           Series 2000-01
   3,000   5.25      8/31/01      3,007
           Yoakum County
           Industrial
           Development Corp.
           PCR Bonds, Amoco
           Project (Amoco Oil
           Co. Gtd.)
   1,000   3.05      11/1/01      1,000
                               --------
                                  8,107
                               --------
 Washington--8.6%
           Clark County
           Public Utility
           District No. 001
           Electric Revenue
           BAN
   2,000   4.00      3/26/02      2,012
           Tacoma Revenue BAN
   3,000   3.15      9/13/01      3,000

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
May 31, 2001
(All amounts in thousands)
(Unaudited)
--------------------------------------------------------------------------------

           Description
--------------------------------------------------------------------
 Principal                        Maturity                 Amortized
  Amount   Rate                   Date                       Cost
--------------------------------------------------------------------
                         Municipal Portfolio--Continued
 Washington--Continued
           Washington Health Care Facilities Authority
           VRDB, Series 1993, St. Joseph
 $  900    3.00%                    6/7/01                  $   900
           Washington Health Care Facilities Authority
           VRDB, Series B, Fred Hutchinson Cancer
           Research Center
  2,900    3.25                     6/1/01                    2,900
           Washington Public Power Supply System Revenue
           VRDB, Citicorp Eagle Trust
           Series 944701
    900    3.05                     6/7/01                      900
           Washington State Variable Purpose G.O. VRDB,
           Citicorp Eagle Trust Series 20004701
  2,300    3.05                     6/7/01                    2,300
                                                            -------
                                                             12,012
                                                            -------
 Wisconsin--3.1%
           Bloomer School District BAN, Series 2001,
           Chippewa & Dunn Counties
  1,000    4.88                    12/1/01                    1,003
           Cedarburg School District BAN, Series 2001
  1,000    3.50                    12/1/01                    1,001
           Wisconsin Health & Education Facility
           Authority Revenue VRDB, Series 2000B, Oakwood
           Village (Marshall & Ilsley Bank LOC)
  2,000    3.02                     6/7/01                    2,000
           Wisconsin Health & Education Revenue VRDB,
           Series 94A, Sinai Samaritan Medical Center
           (Marshall & Ilsley Bank LOC)
    389    3.02                     6/7/01                      389
                                                            -------
                                                              4,393
                                                            -------
 Wyoming--1.0%
           Platte PCR VRDB, Series 1984A, Tri-State
           Generation & Transmission Association
    900    3.35                     6/1/01                      900
           Sweetwater County PCR VRDB, Series 1984,
           PacifiCorp Project
    500    3.25                     6/1/01                      500
                                                            -------
                                                              1,400
                                                            -------
 Multiple States Pooled Securities--6.4%
           Pooled Puttable VRDN, Merrill P-Floats,
           Series PPT-31,
  5,000    3.20                     6/7/01                    5,000
           Series PPT-32,
  4,000    3.20                     6/7/01                    4,000
                                                            -------
                                                              9,000
--------------------------------------------------------------------
 TOTAL MUNICIPAL INVESTMENTS                                135,833
--------------------------------------------------------------------

----------------------------------
                         Amortized
 Shares Description        Cost
----------------------------------
 OTHER INVESTMENTS--
 2.4%
        Dreyfus Tax
        Exempt Cash
 1,600  Management Fund  $  1,600
        Federated Tax
        Free Trust
        Money Market
 1,804  Fund #15            1,804
----------------------------------
 TOTAL OTHER INVEST-
  MENTS                     3,404
----------------------------------
 TOTAL INVESTMENTS--
 99.4%                   $139,237
----------------------------------
 Other Assets, less
 Liabilities--0.6%            808
----------------------------------
 NET ASSETS--100.0%      $140,045
----------------------------------
----------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
May 31, 2001
(All amounts in thousands, except net asset value per share)
(Unaudited)

                          Government             Diversified   Tax-
                            Select   Government    Assets     Exempt   Municipal
                          Portfolio  Portfolio    Portfolio  Portfolio Portfolio
--------------------------------------------------------------------------------
Assets:
Investments in
 securities, at
 amortized cost           $3,816,158 $1,588,252  $8,410,594  $572,244  $139,237
Repurchase agreements,
 at cost which
 approximates
 market value                     --  1,156,698     295,548        --        --
Cash                               1          6          --        --        --
Receivables:
 Interest                      5,618      4,317      35,780     6,300     1,190
 Administrator                    58         43         158        16         6
Other assets                      28         38           9        27        32
--------------------------------------------------------------------------------
Total assets               3,821,863  2,749,354   8,742,089   578,587   140,465
--------------------------------------------------------------------------------
Liabilities:
Cash overdraft                    --         --          --        58        --
Payable for:
 Distributions to
  shareholders                12,987      9,467      33,823     1,595       371
 Investment securities
  purchased                       --     70,000          --        --        --
Accrued expenses:
 Advisory fees                   292        552       1,908       125        12
 Administration fees             292        221         763        50        12
 Transfer agent fees               4          3           1         3        --
 Custodian fees                   --         13          42        11        --
 Shareholder servicing
  fees                            38         62           8         5        10
Other liabilities                129        117         353        45        15
--------------------------------------------------------------------------------
Total liabilities             13,742     80,435      36,898     1,892       420
--------------------------------------------------------------------------------
Net assets                $3,808,121 $2,668,919  $8,705,191  $576,695  $140,045
--------------------------------------------------------------------------------
Analysis of net assets:
Paid-in capital           $3,808,101 $2,669,004  $8,705,130  $576,665  $140,044
Accumulated net realized
 gains (losses) on
 investment transactions          20        (85)         61        30         1
--------------------------------------------------------------------------------
Net assets                $3,808,121 $2,668,919  $8,705,191  $576,695  $140,045
--------------------------------------------------------------------------------
Net Assets
 Shares                   $3,660,348 $2,491,760  $8,641,289  $568,281  $ 95,070
 Service Shares              134,737     38,389      40,676     8,414    44,975
 Premier Shares               13,036    138,770      23,226        --        --
--------------------------------------------------------------------------------
Total shares outstanding
 (no par value),
 unlimited
 shares authorized
 Shares                    3,660,330  2,491,841   8,641,241   568,246    95,070
 Service Shares              134,737     38,392      40,667     8,419    44,975
 Premier Shares               13,036    138,772      23,223        --        --
--------------------------------------------------------------------------------
Net asset value,
 offering and redemption
 price per share
 Shares                        $1.00      $1.00       $1.00     $1.00     $1.00
 Service Shares                $1.00      $1.00       $1.00     $1.00     $1.00
 Premier Shares                $1.00      $1.00       $1.00        --        --
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended May 31, 2001
(All amounts in thousands)
(Unaudited)

                          Government            Diversified
                            Select   Government   Assets    Tax-Exempt Municipal
                          Portfolio  Portfolio   Portfolio  Portfolio  Portfolio
--------------------------------------------------------------------------------
Interest income            $88,913    $68,726    $243,359    $12,221    $2,624
--------------------------------------------------------------------------------
Expenses:
Investment advisory fees     3,980      3,055      10,526        821       180
Administration fees          1,592      1,222       4,210        329        72
Transfer agent fees             29         33          93          8         6
Custodian fees                 141        141         413         26        --
Registration fees               61         54         127         25        17
Professional fees               41         36         103         10         2
Shareholder servicing
 fees                          245        316         159         18        60
Trustee fees and ex-
 penses                         23         19          51          6         1
Other                           41         36          91         16         8
--------------------------------------------------------------------------------
Total expenses               6,153      4,912      15,773      1,259       346
Less:
  Voluntary waivers of
   investment advisory
   fees                     (2,388)        --          --         --      (108)
  Expenses reimbursed by
   Administrator              (300)      (280)       (766)       (84)      (18)
--------------------------------------------------------------------------------
Net expenses                 3,465      4,632      15,007      1,175       220
--------------------------------------------------------------------------------
Net investment income       85,448     64,094     228,352     11,046     2,404
Net realized gains on
 investment transactions        --         --         826         24         3
--------------------------------------------------------------------------------
Net increase in net as-
 sets resulting from op-
 erations                  $85,448    $64,094    $229,178    $11,070    $2,407
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Six Months Ended May 31, 2001 (Unaudited) and the Year Ended November 30, 2000
(All amounts in thousands)

                      Government Select              Government              Diversified Assets             Tax-Exempt
                          Portfolio                   Portfolio                   Portfolio                  Portfolio
                   -------------------------  --------------------------  --------------------------  ------------------------
                      2001          2000          2001          2000          2001          2000         2001         2000
-------------------------------------------------------------------------------------------------------------------------------
Increase
(decrease) in net
assets from
operations:
 Net investment
 income                $85,448      $134,683       $64,094      $123,020      $228,352      $415,574      $11,046      $22,843
 Net realized
 gains (losses)
 on investment on
 transactions               --            14           --             (9)          826            92           24           (6)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in
net assets
resulting from
operations              85,448       134,697        64,094       123,011       229,178       415,666       11,070       22,837
-------------------------------------------------------------------------------------------------------------------------------
Distributions to
Shares
shareholders:
 Net investment
 income                (81,154)     (128,833)      (60,774)     (119,207)     (226,148)     (411,334)     (10,855)     (22,286)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to
Service Shares
shareholders:
 Net investment
 income                 (4,032)       (5,289)         (995)       (1,425)       (1,449)       (2,917)        (191)        (557)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to
Premier Shares
shareholders:
 Net investment
 income                   (262)         (561)       (2,325)       (2,388)         (753)       (1,323)          --           --
-------------------------------------------------------------------------------------------------------------------------------
Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares             10,603,298    15,470,023    12,651,208    22,489,084    46,022,166    83,604,124    2,087,592    4,710,599
 Reinvested
 distributions           5,832         8,970            --           678         7,665        18,012          232          611
 Cost of shares
 redeemed           (9,525,334)  (15,052,718)  (12,222,044)  (21,992,900)  (44,916,148)  (83,570,713)  (2,183,208)  (4,603,255)
-------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
from Shares
transactions         1,083,796      426,275        429,164       496,862     1,113,683       51,423       (95,384)     107,955
-------------------------------------------------------------------------------------------------------------------------------
Service Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares              1,014,682     1,141,551       233,879       374,683       948,157     1,484,927       15,072       58,192
 Cost of shares
 redeemed             (996,585)   (1,036,757)     (227,842)     (374,886)     (964,673)   (1,487,558)     (23,584)     (76,802)
-------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
from Service
Shares
transactions            18,097       104,794         6,037          (203)      (16,516)       (2,631)      (8,512)     (18,610)
-------------------------------------------------------------------------------------------------------------------------------
Premier Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares                 17,023        48,149       175,082       113,025        56,367       101,195           --           --
 Cost of shares
 redeemed              (19,390)      (40,163)     (112,842)      (81,070)      (63,027)      (75,865)          --           --
-------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
from Premier
Shares
transactions            (2,367)        7,986        62,240        31,955        (6,660)       25,330           --           --
-------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets               1,099,526       539,069       497,441       528,605     1,091,335        74,214     (103,872)      89,339
Net assets--
beginning of year    2,708,595     2,169,526     2,171,478     1,642,873     7,613,856     7,539,642      680,567      591,228
-------------------------------------------------------------------------------------------------------------------------------
Net assets--end
of period           $3,808,121    $2,708,595    $2,668,919    $2,171,478    $8,705,191    $7,613,856     $576,695     $680,567
-------------------------------------------------------------------------------------------------------------------------------
                        Municipal
                        Portfolio
                   ---------------------
                     2001      2000 (a)
-------------------------------------------------------------------------------------------------------------------------------
Increase
(decrease) in net
assets from
operations:
 Net investment
 income               $2,404     $3,463
 Net realized
 gains (losses)
 on investment on
 transactions              3         (2)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in
net assets
resulting from
operations             2,407      3,461
-------------------------------------------------------------------------------------------------------------------------------
Distributions to
Shares
shareholders:
 Net investment
 income               (1,719)    (2,336)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to
Service Shares
shareholders:
 Net investment
 income                 (685)    (1,127)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to
Premier Shares
shareholders:
 Net investment
 income                   --         --
-------------------------------------------------------------------------------------------------------------------------------
Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares              222,116    396,466
 Reinvested
 distributions            27          9
 Cost of shares
 redeemed           (205,696)  (317,853)
-------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
from Shares
transactions          16,447     78,622
-------------------------------------------------------------------------------------------------------------------------------
Service Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares               48,474    133,795
 Cost of shares
 redeemed            (39,820)   (97,474)
-------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
from Service
Shares
transactions           8,654     36,321
-------------------------------------------------------------------------------------------------------------------------------
Premier Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares                   --         --
 Cost of shares
 redeemed                 --         --
-------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
from Premier
Shares
transactions              --         --
-------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets                25,104    114,941
Net assets--
beginning of year    114,941         --
-------------------------------------------------------------------------------------------------------------------------------
Net assets--end
of period           $140,045   $114,941
-------------------------------------------------------------------------------------------------------------------------------

(a) Fund commenced operations December 1, 1999.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
Government Select Portfolio

                                                     Shares
                         --------------------------------------------------------------------
                            2001        2000        1999        1998        1997       1996
----------------------------------------------------------------------------------------------
Net asset value,
beginning of period           $1.00       $1.00       $1.00       $1.00       $1.00     $1.00
Income from investment
operations:
 Net investment income         0.03        0.06        0.05        0.05        0.05      0.05
----------------------------------------------------------------------------------------------
Distributions to
shareholders from:
 Net investment income        (0.03)      (0.06)      (0.05)      (0.05)      (0.05)    (0.05)
----------------------------------------------------------------------------------------------
Net asset value, end of
period                        $1.00       $1.00       $1.00       $1.00       $1.00     $1.00
----------------------------------------------------------------------------------------------
Total return (a)               2.73%       6.18%       4.94%       5.38%       5.41%     5.31%
Ratio to average net
assets of (b):
 Expenses, net of
 waivers and
 reimbursements                0.20%       0.20%       0.20%       0.20%       0.20%     0.20%
 Expenses, before
 waivers and
 reimbursements                0.37%       0.38%       0.38%       0.39%       0.39%     0.40%
 Net investment income,
 net of waivers and
 reimbursements                5.38%       6.03%       4.85%       5.31%       5.30%     5.19%
 Net investment income,
 before waivers and
 reimbursements                5.21%       5.85%       4.67%       5.12%       5.11%     4.99%
Net assets at end of
period (in thousands)    $3,660,348  $2,576,552  $2,150,263  $1,694,869  $1,239,393  $836,349
----------------------------------------------------------------------------------------------

                                  Service                          Premier
                         ----------------------------  ----------------------------------
                           2001      2000    1999 (d)   2001     2000     1999   1998 (e)
-----------------------------------------------------------------------------------------
Net asset value,
beginning of period         $1.00     $1.00    $1.00     $1.00    $1.00   $1.00   $1.00
Income from investment
operations:
 Net investment income       0.03      0.06     0.03      0.02     0.05    0.03      --
-----------------------------------------------------------------------------------------
Distributions to
shareholders from:
 Net investment income      (0.03)    (0.06)   (0.03)    (0.02)   (0.05)  (0.03)     --
-----------------------------------------------------------------------------------------
Net asset value, end of
period                      $1.00     $1.00    $1.00     $1.00    $1.00   $1.00   $1.00
-----------------------------------------------------------------------------------------
Total return (a)             2.59%     5.82%    2.72%     2.45%    5.55%   3.30%   0.10%
Ratio to average net
assets of (b):
 Expenses, net of
 waivers and
 reimbursements (c)          0.48%     0.54%    0.54%     0.75%    0.80%   0.80%   0.80%
 Expenses, before
 waivers and
 reimbursements (c)          0.65%     0.72%    0.72%     0.92%    0.98%   0.98%   0.99%
 Net investment income,
 net of waivers and
 reimbursements              5.10%     5.69%    4.51%     4.83%    5.43%   4.25%   4.71%
 Net investment income,
 before waivers and
 reimbursements              4.93%     5.51%    4.33%     4.66%    5.25%   4.07%   4.52%
Net assets at end of
period (in thousands)    $134,737  $116,640  $11,846   $13,036  $15,403  $7,417    $108
-----------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service & Premier Classes paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(d) For the period May 28, 1999 (commencement of operations) through November 30, 1999.
(e) For the period November 23, 1998 (commencement of operations) through November 30, 1998. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
Government Portfolio

                                                      Shares
                         ----------------------------------------------------------------------
                            2001        2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------
Net asset value,
beginning of period           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Income from investment
operations:
 Net investment income         0.03        0.06        0.05        0.04        0.05        0.05
------------------------------------------------------------------------------------------------
Distributions to
shareholders from:
 Net investment income        (0.03)      (0.06)      (0.05)      (0.04)      (0.05)      (0.05)
------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
------------------------------------------------------------------------------------------------
Total return (a)               2.68%       6.10%       5.08%       5.28%       5.31%       5.20%
Ratio to average net
assets of (b):
 Expenses, net of
 waivers and
 reimbursements                0.35%       0.35%       0.35%       0.35%       0.35%       0.35%
 Expenses, before
 waivers and
 reimbursements                0.37%       0.38%       0.38%       0.40%       0.37%       0.38%
 Net investment income,
 net of waivers and
 reimbursements                5.28%       5.95%       4.75%       5.22%       5.18%       5.08%
 Net investment income,
 before waivers and
 reimbursements                5.26%       5.92%       4.72%       5.17%       5.16%       5.05%
Net assets at end of
period (in thousands)    $2,491,760  $2,062,597  $1,565,743  $1,652,870  $1,051,401  $1,268,515
------------------------------------------------------------------------------------------------

                                 Service                      Premier
                         --------------------------  ---------------------------
                          2001     2000    1999 (d)    2001     2000    1999 (e)
--------------------------------------------------------------------------------
Net asset value,
beginning of period        $1.00    $1.00    $1.00      $1.00    $1.00    $1.00
Income from investment
operations:
 Net investment income      0.03     0.06     0.03       0.02     0.05     0.04
--------------------------------------------------------------------------------
Distributions to
shareholders from:
 Net investment income     (0.03)   (0.06)   (0.03)     (0.02)   (0.05)   (0.04)
--------------------------------------------------------------------------------
Net asset value, end of
period                     $1.00    $1.00    $1.00      $1.00    $1.00    $1.00
--------------------------------------------------------------------------------
Total return (a)            2.54%    5.74%    3.03%      2.41%    5.47%    4.56%
Ratio to average net
assets of (b):
 Expenses, net of
 waivers and
 reimbursements (c)         0.64%    0.69%    0.69%      0.89%    0.95%    0.95%
 Expenses, before
 waivers and
 reimbursements (c)         0.66%    0.72%    0.72%      0.91%    0.98%    0.98%
 Net investment income,
 net of waivers and
 reimbursements             4.99%    5.61%    4.41%      4.74%    5.35%    4.15%
 Net investment income,
 before waivers and
 reimbursements             4.97%    5.58%    4.38%      4.72%    5.32%    4.12%
Net assets at end of
period (in thousands)    $38,389  $32,352  $32,555   $138,770  $76,529  $44,575
--------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b)  Annualized for periods less than a full year.
(c) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service & Premier Classes paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(d) For the period April 1, 1999 (commencement of operations) through November 30, 1999.
(e) For the period December 15, 1998 (commencement of operations) through November 30, 1999.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
Diversified Assets Portfolio

                                                      Shares
                         ----------------------------------------------------------------------
                            2001        2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------
Net asset value, begin-
ning of period                $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
Income from investment
operations:
 Net investment income         0.03        0.06        0.05        0.05        0.05        0.05
------------------------------------------------------------------------------------------------
Distributions to share-
holders from:
 Net investment income        (0.03)      (0.06)      (0.05)      (0.05)      (0.05)      (0.05)
------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
------------------------------------------------------------------------------------------------
Total return (a)               2.75%       6.20%       4.99%       5.36%       5.42%       5.30%
Ratio to average net
assets of (b):
 Expenses, net of
 waivers and
 reimbursements                0.35%       0.35%       0.35%       0.35%       0.35%       0.34%
 Expenses, before
 waivers and
 reimbursements                0.37%       0.38%       0.38%       0.38%       0.36%       0.34%
 Net investment income,
 net of waivers and
 reimbursements                5.43%       6.05%       4.89%       5.31%       5.30%       5.18%
 Net investment income,
 before waivers and
 reimbursements                5.41%       6.02%       4.86%       5.28%       5.29%       5.18%
Net assets at end of
period (in thousands)    $8,641,289  $7,526,789  $7,475,275  $4,794,830  $3,941,586  $3,179,529
------------------------------------------------------------------------------------------------

                                     Service                         Premier
                         ----------------------------------- --------------------------
                          2001     2000     1999    1998 (d)  2001     2000    1999 (e)
---------------------------------------------------------------------------------------
Net asset value,
beginning of period        $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
Income from investment
operations:
 Net investment income      0.03     0.06     0.05     0.02     0.02     0.05     0.03
---------------------------------------------------------------------------------------
Distributions to
shareholders from:
 Net investment income     (0.03)   (0.06)   (0.05)   (0.02)   (0.02)   (0.05)   (0.03)
---------------------------------------------------------------------------------------
Net asset value, end of
period                     $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
---------------------------------------------------------------------------------------
Total return (a)            2.61%    5.85%    4.68%    1.76%    2.47%    5.57%    2.57%
Ratio to average net
assets of (b):
 Expenses, net of
 waivers and
 reimbursements (c)         0.64%    0.69%    0.69%    0.69%    0.90%    0.95%    0.95%
 Expenses, before
 waivers and
 reimbursements (c)         0.66%    0.72%    0.72%    0.72%    0.92%    0.98%    0.98%
 Net investment income,
 net of waivers and
 reimbursements             5.14%    5.71%    4.55%    4.94%    4.88%    5.45%    4.29%
 Net investment income,
 before waivers and
 reimbursements             5.12%    5.68%    4.52%    4.91%    4.86%    5.42%    4.26%
Net assets at end of
period (in thousands)    $40,676  $57,184  $59,815   $7,060  $23,226  $29,883   $4,552
---------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service & Premier Classes paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(d) For the period July 1, 1998 (commencement of operations) through November 30, 1998.
(e) For the period April 1, 1999 (commencement of operations) through November 30, 1999.
See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
Tax-Exempt Portfolio

                                                Shares
                         ----------------------------------------------------------
                           2001      2000      1999      1998      1997      1996
------------------------------------------------------------------------------------
Net asset value,
beginning of period         $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
Income from investment
operations:
 Net investment income       0.02      0.04      0.03      0.03      0.03      0.03
------------------------------------------------------------------------------------
Distributions to
shareholders from:
 Net investment income      (0.02)    (0.04)    (0.03)    (0.03)    (0.03)    (0.03)
------------------------------------------------------------------------------------
Net asset value, end of
period                      $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
------------------------------------------------------------------------------------
Total return (a)             1.69%     3.88%     3.03%     3.31%     3.44%     3.37%
Ratio to average net
assets of (b):
 Expenses, net of
 waivers and
 reimbursements              0.35%     0.35%     0.35%     0.35%     0.35%     0.35%
 Expenses, before
 waivers and
 reimbursements              0.38%     0.40%     0.39%     0.39%     0.39%     0.40%
 Net investment income,
 net of waivers and
 reimbursements              3.37%     3.83%     2.89%     3.27%     3.38%     3.32%
 Net investment income,
 before waivers and
 reimbursements              3.34%     3.78%     2.85%     3.23%     3.34%     3.27%
Net assets at end of
period (in thousands)    $568,281  $663,641  $555,692  $748,151  $585,159  $638,507
------------------------------------------------------------------------------------

                                                         Service
                                                 -------------------------
                                                  2001    2000    1999 (d)
--------------------------------------------------------------------------
Net asset value, beginning of period              $1.00    $1.00    $1.00
Income from investment operations:
 Net investment income                             0.02     0.03     0.02
--------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                            (0.02)   (0.03)   (0.02)
--------------------------------------------------------------------------
Net asset value, end of period                    $1.00    $1.00    $1.00
--------------------------------------------------------------------------
Total return (a)                                   1.55%    3.53%    1.58%
Ratio to average net assets of (b):
 Expenses, net of waivers and reimbursements (c)   0.65%    0.69%    0.69%
 Expenses, before waivers and reimbursements (c)   0.68%    0.74%    0.73%
 Net investment income, net of waivers and
 reimbursements                                    3.07%    3.49%    2.71%
 Net investment income, before waivers and
 reimbursements                                    3.04%    3.44%    2.67%
Net assets at end of period (in thousands)       $8,414  $16,926  $35,536
--------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(d) For the period May 13, 1999 (commencement of operations) through November 30, 1999.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Six Months Ended May 31, 2001 (Unaudited) and the Years Ended November
30,
Municipal Portfolio

                                                Shares
                         ------------------------------------------------------
                          2001    2000 (d)
-------------------------------------------------------------------------------
Net asset value,
beginning of period        $1.00    $1.00
Income from investment
operations:
 Net investment income      0.02     0.04
-------------------------------------------------------------------------------
Distributions to
shareholders from:
 Net investment income     (0.02)   (0.04)
-------------------------------------------------------------------------------
Net asset value, end of
period                     $1.00    $1.00
-------------------------------------------------------------------------------
Total return (a)            1.73%    3.99%
Ratio to average net
assets of (b):
 Expenses, net of
 waivers and
 reimbursements             0.21%    0.21%
 Expenses, before
 waivers and
 reimbursements             0.38%    0.53%
 Net investment income,
 net of waivers and
 reimbursements             3.41%    3.98%
 Net investment income,
 before waivers and
 reimbursements             3.24%    3.66%
Net assets at end of
period (in thousands)    $95,070  $78,621
-------------------------------------------------------------------------------
                             Service
                         -----------------
                          2001    2000 (e)
-------------------------------------------------------------------------------
Net asset value,
beginning of period        $1.00    $1.00
Income from investment
operations:
 Net investment income      0.02     0.03
-------------------------------------------------------------------------------
Distributions to
shareholders from:
 Net investment income     (0.02)   (0.03)
-------------------------------------------------------------------------------
Net asset value, end of
period                     $1.00    $1.00
-------------------------------------------------------------------------------
Total return (a)            1.59%    3.01%
Ratio to average net
assets of (b):
 Expenses, net of
 waivers and
 reimbursements (c)         0.49%    0.54%
 Expenses, before
 waivers and
 reimbursements (c)         0.66%    0.86%
 Net investment income,
 net of waivers and
 reimbursements             3.13%    3.65%
 Net investment income,
 before waivers and
 reimbursements             2.96%    3.33%
Net assets at end of
period (in thousands)    $44,975  $36,320
-------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
(d) For the period December 1, 1999 (commencement of operations) through November 30, 2000.
(e) For the period February 11, 2000 (commencement of operations) through November 30, 2000.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Notes to Financial Statements
May 31, 2001
(Unaudited)
1. Organization
Northern Institutional Funds (the "Trust") is a Delaware business trust, which was formed on July 1, 1997, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes twenty-one portfolios, each with its own investment objective. Northern Trust Investments, Inc. ("NTI") is the investment adviser for all of the Trust's money market portfolios. Prior to January 1, 2001, The Northern Trust Company ("Northern Trust") served as the investment adviser to the Portfolios. On January 1, 2001, NTI assumed Northern Trust's rights and responsibilities as investment adviser of each of the money market Portfolios. Northern Trust is the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") are the Trust's co-administrators and Northern Funds Distributors, LLC is the Trust's distributor. Presented herein are the financial statements of the money market Portfolios.
 The Trust includes five diversified money market portfolios: Government
Select Portfolio, Government Portfolio, Diversified Assets Portfolio, Tax-Exempt Portfolio and Municipal Portfolio (the "Portfolios"). Each of these Portfolios has three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. As of May 31, 2001, Shares, Service
Shares and Premier Shares were outstanding for the Government Select, Government and Diversified Assets Portfolios; and Shares and Service shares were outstanding for the Tax-Exempt and Municipal Portfolios.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States or "GAAP". The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

(a) Investment Valuation
Investments are valued at amortized cost, which approximates market value. Under the amortized cost method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Trust, at the Federal Reserve Bank of Chicago.
 Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios. The Government Portfolio and Diversified Assets Portfolio have entered into such joint repurchase agreements as of May 31, 2001, as reflected in their accompanying Statements of Investments.

(c) Interest Income
Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

(d) Federal Taxes
It is each Portfolio's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders. Therefore, no provision is made for federal taxes.
 At November 30, 2000, the Portfolios had the following capital loss carryforwards and related expiration dates for U.S. federal income tax purposes (in thousands):

                    November 30, November 30, November 30,
                        2002         2007         2008
----------------------------------------------------------
Government              $--          $ 91         $  9
Diversified Assets       768          --           --
Tax-Exempt               --            43            6
Municipal                --           --             2
----------------------------------------------------------

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

-------------------------------------------------------------------------------
Notes to Financial Statements--Continued
May 31, 2001
(Unaudited)

(e) Expenses
Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares.
 Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative average net assets for the year.

(f) Distributions
Each Portfolio's net investment income is declared daily as a dividend to shareholders of record on that day. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and distributed at least annually.
 Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents.

(g) Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant effect on the financial statements.

3. Advisory, Transfer Agency, Custodian and Other Agreements
As compensation for services rendered, including the assumption of the expenses related thereto, the Investment Adviser is entitled to a fee, computed daily and payable monthly, at an annual rate of .25% of each Portfolio's average daily net assets.
 Until further notice, the Investment Adviser has voluntarily agreed to waive .15% of its advisory fee for the Government Select and Municipal Portfolios,
reducing such fee to .10% per annum. The effect of this waiver by the Investment Adviser for the six months ended May 31, 2001 reduced advisory fees as shown on the accompanying Statements of Operations.
 As compensation for services rendered, including the assumption of the expenses related thereto, the Custodian and Transfer Agent receive compensation based on a pre-determined schedule of charges approved by the Board.

4. Administration and Distribution Agreements
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at the annual rate of .10% of each Portfolio's average daily net assets. The co-administrators are also entitled to additional fees for special legal services. Prior to January 1, 2001, Northern Trust served as a co-administrator of the Portfolios. On January 1, 2001, NTI assumed Northern Trust's rights and responsibilities as a co-administrator.
 In addition, if in any fiscal year the sum of a Portfolio's expenses, including administration fees, but excluding the fees payable to NTI for its duties as adviser and Northern Trust for its duties as transfer agent for all shares, payments under the service plan for the Portfolios' Service Shares and Premier Shares and certain extraordinary expenses, exceed on an annualized basis .10% of the Portfolio's average daily net assets, the co-administrators reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.
 Expenses reimbursed during the six months ended May 31, 2001 are shown on the accompanying Statements of Operations.
 Northern Funds Distributors, LLC, the distributor for the Portfolios, receives no compensation under its distribution agreement.

5. Service Plan
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions ("Servicing Agents") under which they will render certain administrative support services and in some cases personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .25% and .50% of the average daily net asset value of the outstanding Service and Premier Shares, respectively. Prior to February 1, 2001, the Service Plan also provided for the payment of fees to Northern Trust or other institutions for consulting services, technology and systems support services to the Service and Premier Shares customers at an annual rate of up to .08% of the average daily net asset value of such shares serviced. This fee has been eliminated.

6. Bank Loans
The Trust maintains a $100,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the federal funds rate.
 None of the Portfolios had any borrowings under this agreement during the six months ended May 31, 2001.

(C)2001 Northern Trust Corporation. Northern Funds Distributors, LLC, an
independent third party.                                      NIF SAR MM 7/01
--------------------------------------------------------------------------------


--------------------------
        NORTHERN
   INSTITUTIONAL FUNDS                50 South LaSalle Street
  ---------------------               P.O. 75986
              [Logo] Managed by       Chicago, Illinois 60675-5986
                     Northern Trust   800/637-1380
            ------------------------- northernfunds.com/institutional